UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)   The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

FIRST TRUST

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE Arca Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength ETF (FTCS)
First Trust Value Line(R) Dividend Index Fund (FVD)

Annual Report
December 31, 2020

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                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2020

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the twelve months ended December 31, 2020.

This past year has been a whirlwind of challenges for the U.S. and the coronavirus ("COVID-19") pandemic tops the list. It has been a nasty, stubborn virus since it arrived early in 2020. Mistakes have been made, but talented people are working the problem. The U.S. appears to be on the cusp of turning the corner on this virus over the next few months thanks to a couple of vaccines that proved effective in clinical testing and garnered approval from the Food and Drug Administration in record time. Hopefully, more vaccines will be gaining approval soon. Speed is key when it comes to distributing the vaccines to the most vulnerable of our population. This is not the time for bottlenecks or logistical problems.

The COVID-19 pandemic not only derailed the bull market in stocks in the first quarter of 2020, but it also threw the U.S. economy into a recession (the first and second quarters of 2020 reflected negative real gross domestic product growth). In response to the negative fallout from the virus, the federal government has stepped up with trillions of dollars of stimulus to help backstop the millions of people who have lost their jobs, in many cases, through no fault of their own, or have seen their incomes slashed due to the curtailed business activity in certain sectors of the economy, such as leisure and entertainment.
In addition to putting money in people's pockets, the government's efforts instilled some much needed confidence in the securities markets, in my opinion.
After factoring in the 33.79% decline in the S&P 500(R) Index (the "Index") from
February 19, 2020 through March 23, 2020, as measured by total return performance, the Index managed to stage a dramatic rally to end 2020 up 18.40%, according to Bloomberg. I think that is incredible when you consider that, from
1926 through 2019, the average annual total return on the Index was 10.20%, according to Morningstar/Ibbotson Associates.

We now know that the Democratic party completed its blue wave by winning the two
Senate runoff elections in Georgia on January 5, 2021. That means the Democrats have voting control, albeit by a slender margin, in the House of Representatives and Senate (by way of Vice President Kamala Harris being the deciding vote in
50-50 split votes) for the next two years once they take office. With President
Biden in the White House and the results of the Georgia Senate races, the
Democrats now have control of both the Executive and Legislative branches of the government. In addition to focusing on expediting the COVID-19 vaccinations (the
President is calling for 100 million doses in his first 100 days in office), we expect President Biden to attempt to make some changes to the individual and corporate tax codes, distribute more financial stimulus to those Americans in need and perhaps push for some form of an infrastructure spending bill, which may receive bipartisan support, in our opinion. I believe the most important fight right now is not between the politicians, it is against the virus. We need to reopen the economy. As always, stay tuned and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                         DECEMBER 31, 2020 (UNAUDITED)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

While 2020 has come and gone, the coronavirus ("COVID-19") pandemic remains the number one battleground for the U.S. and many foreign nations heading into 2021.
The quick approval of two new vaccines by the Food and Drug Administration in
December lifted the spirits of Americans and investors, but the initial rollout of the vaccines has been much slower than expected. The federal government's
"Operation Warp Speed" initiative called for 20 million vaccinations to be performed in the U.S. by the end of 2020, but that figure came in at a little more than three million, according to Axios. With infections still rising, top
U.S. government scientist Anthony Fauci warned just days after Christmas that the worst may be yet to come. These statistics suggest that clearing the
COVID-19 hurdle may extend a bit further into 2021 than initially thought.
Remember, these two vaccines, and any others that may gain approval, are likely the best chance we have for fully reopening the U.S. economy.

The global growth forecast from the International Monetary Fund ("IMF") released in October 2020 sees real gross domestic product growth rising by 5.2% worldwide in 2021, a strong rebound from its -4.4% projection for 2020. The IMF is calling for a 3.1% growth rate for the U.S. in 2021, up from its -4.3% estimate for
2020. As has been the case for many years, Emerging Market and Developing
Economies are expected to grow faster than Advanced Economies in 2021. Their
2021 growth rate estimates are 6.0% and 3.9%, respectively.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to grow. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at an all-time high of $7.99 trillion at the close of 2020, up
25.63% from the $6.36 trillion at the end of 2019, according to its own release.
Total assets invested in ETFs/ETPs listed in the U.S. hit an all-time high of
$5.47 trillion at the close of 2020, up 23.76% from the $4.42 trillion at the end of 2019.

U.S. STOCKS AND BONDS

In 2020, three of the major U.S. stock indices posted double-digit gains. The
S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 18.40%, 13.66%, and 11.29%, respectively, according to
Bloomberg. Eight of the 11 major sectors that comprise the S&P 500(R) Index posted positive total returns. The top performing sectors were Information
Technology, Consumer Discretionary, Communication Services and Materials, up
43.89%, 33.30%, 23.61%, and 20.73%, respectively, while the sector with the poorest showing was Energy, down 33.68%. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 22.28% and 16.94%, respectively, as of January 4, 2021. Those percentages reflect a huge rebound from the -15.61% estimate for 2020.

The yield on the benchmark 10-Year Treasury Note ("T-Note") closed trading on
December 31, 2020, at 0.92%, down 100 basis points ("bps") from its 1.92% close on December 31, 2019, according to Bloomberg. The yield stood 124 bps below its
2.16% average for the 10-year period ended December 31, 2020. In September 2020, the Federal Reserve (the "Fed") stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate), and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors
L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking.
Brian Wesbury sees inflation climbing modestly above the Fed's 2.0% target in
2021 and believes that the yield on the 10-Year T-Note will close the year at around 1.40%. Neither reflects a dramatic change from the current climate.

In the U.S. bond market, all the major bond groups posted positive returns in
2020. The top-performing major debt group we track was a mix of investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Index, which posted a total return of 7.51%. While in positive territory for the year, the worst-performing debt group we track was mortgage-backed securities, as measured by the Bloomberg Barclays GNMA 30 Year Index, which posted a total return of
3.68%.

FOREIGN STOCKS AND BONDS

The U.S. dollar declined by 6.69% against a basket of major currencies in 2020, as measured by the U.S. Dollar Index ("DXY"), according to Bloomberg. The DXY closed 2020 at a reading of 89.94, just below its 20-year average of 89.99. The weaker U.S. dollar likely had a positive influence on the returns of foreign securities held by U.S. investors, provided they were unhedged. Aside from the currency aspect, foreign stocks and bonds performed well in 2020.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 7.11% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt rose 9.20% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
18.31% (USD), while the MSCI World ex USA Index was up 7.59% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Select
MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks of U.S.
micro-capitalization companies which are publicly traded in the United States.
The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of micro-cap stocks issued by U.S.
companies that are comparatively liquid and have strong fundamentals relative to the micro-cap segment as a whole. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (9/27/05)      Ended       Ended       (9/27/05)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            -4.25%      9.34%        9.40%        7.00%        56.26%     145.57%       180.66%
Market Value                                   -4.04%      9.40%        9.41%        7.01%        56.69%     145.90%       181.04%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)            -2.93%      10.13%      10.14%        7.74%        62.00%     162.77%       212.08%
Russell 2000(R) Index                          19.96%      13.26%      11.20%        8.93%        86.36%     189.20%       268.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -4.25% during the
12-month period covered by this report. During the same period, the Russell
2000(R) Index (the "Benchmark") generated a return of 19.96%. The Financials sector received the largest allocation of any sector in the Fund during the period at 29.7% while also providing the Fund's largest negative contribution to the Fund's return at -5.9%. The Industrials sector provided the largest contribution to the Fund's return for the period with a return of 2.5%. On a relative basis, the Fund underperformed the Benchmark. The greatest source of relative underperformance was found in the Health Care sector where the Fund lagged the Benchmark by -9.4%. A portion of the Fund's relative underperformance was reduced by the Fund's 1.9% relative outperformance in the Real Estate sector.

-----------------------------
The Dow Jones Select MicroCap Index(SM) ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard &
Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of
Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Index.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    29.80%
Industrials                                   20.34
Health Care                                   14.61
Consumer Discretionary                        10.16
Information Technology                         6.88
Energy                                         5.97
Communication Services                         3.33
Real Estate                                    3.17
Materials                                      2.68
Consumer Staples                               2.22
Utilities                                      0.84
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Silvergate Capital Corp., Class A              2.14%
IES Holdings, Inc.                             1.91
Clean Energy Fuels Corp.                       1.79
Enova International, Inc.                      1.75
Provention Bio, Inc.                           1.61
Collectors Universe, Inc.                      1.34
First Bancshares (The), Inc.                   1.31
Ellington Financial, Inc.                      1.28
MSG Networks, Inc., Class A                    1.27
HarborOne Bancorp, Inc.                        1.25
                                             -------
   Total                                      15.65%
                                             =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             DECEMBER 31, 2010 - DECEMBER 31, 2020

            First Trust Dow Jones
               Select MicroCap           Dow Jones Select           Russell 2000(R)
                 Index Fund             MicroCap Index(SM)               Index
12/10              $10,000                   $10,000                    $10,000
06/11               10,336                    10,373                     10,621
12/11                9,132                     9,184                      9,583
06/12                9,720                     9,808                     10,400
12/12               10,581                    10,717                     11,149
06/13               12,299                    12,495                     12,917
12/13               15,163                    15,459                     15,477
06/14               15,061                    15,403                     15,971
12/14               15,629                    16,025                     16,235
06/15               16,442                    16,906                     17,006
12/15               15,717                    16,218                     15,518
06/16               16,110                    16,669                     15,862
12/16               21,289                    22,086                     18,825
06/17               21,421                    22,274                     19,764
12/17               23,088                    24,083                     21,582
06/18               24,965                    26,116                     23,235
12/18               20,153                    21,147                     19,203
06/19               22,505                    23,697                     22,464
12/19               25,647                    27,073                     24,105
06/20               19,840                    20,982                     20,977
12/20               24,557                    26,277                     28,920


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend
Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of the 100 highest-yielding stocks that have a consistent record of dividend payment and have the ability to sustain their dividend payments. The securities comprising the Morningstar(R) US Market Index(SM) serve as the Fund's selection universe.
The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (3/9/06)       Ended       Ended       (3/9/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            -4.42%       8.62%      10.40%        6.74%        51.19%     168.90%       162.76%
Market Value                                   -4.42%       8.62%      10.37%        6.73%        51.20%     168.29%       162.59%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders Index(SM)      -3.87%       9.19%      10.97%        7.28%        55.22%     183.22%       183.06%
S&P 500(R) Index                               18.40%      15.22%      13.88%        9.84%       103.04%     267.00%       301.68%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -4.42% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark")
generated a return of 18.40%. The Fund held its largest allocation in the
Communication Services sector with an 18.4% allocation. This sector also generated the Fund's largest negative contribution to the Fund's return for the period at -3.8%. The largest positive contribution to the Fund's return was the
3.4% seen in the Information Technology sector. On a relative basis, the Fund underperformed the Benchmark. The greatest source of outperformance was seen in the Communication Services sector where the Fund underperformed the Benchmark by
-7.0%. The Fund's investments in the Industrials sector marginally reduced the
Fund's relative underperformance by 1.6% when compared to the Benchmark.

-----------------------------
Morningstar(R) and Morningstar(R) Dividend Leaders Index(SM) are registered trademarks and service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    21.18%
Communication Services                        18.67
Utilities                                     14.74
Health Care                                   14.00
Consumer Staples                              13.41
Information Technology                        12.50
Industrials                                    2.65
Materials                                      1.73
Consumer Discretionary                         1.12
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
AT&T, Inc.                                     9.36%
Verizon Communications, Inc.                   7.98
AbbVie, Inc.                                   7.31
Pfizer, Inc.                                   6.61
Philip Morris International, Inc.              6.51
Altria Group, Inc.                             5.43
International Business Machines Corp.          5.13
Broadcom, Inc.                                 4.65
Citigroup, Inc.                                3.96
Dominion Energy, Inc.                          2.85
                                             -------
   Total                                      59.79%
                                             =======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          DECEMBER 31, 2010 - DECEMBER 31, 2020

            First Trust Morningstar
               Dividend Leaders         Morningstar(R) Dividend     S&P 500(R)
                  Index Fund               Leaders Index(SM)          Index
12/10               $10,000                     $10,000              $10,000
06/11                10,782                      10,811               10,601
12/11                11,444                      11,503               10,210
06/12                12,390                      12,497               11,179
12/12                12,489                      12,626               11,844
06/13                14,232                      14,428               13,481
12/13                15,326                      15,576               15,680
06/14                16,903                      17,229               16,800
12/14                17,312                      17,687               17,828
06/15                16,787                      17,188               18,047
12/15                17,784                      18,248               18,074
06/16                20,402                      20,996               18,768
12/16                21,469                      22,140               20,239
06/17                22,096                      22,848               22,132
12/17                24,032                      24,911               24,662
06/18                23,234                      24,146               25,319
12/18                22,620                      23,546               23,580
06/19                25,850                      26,991               27,952
12/19                28,135                      29,460               30,997
06/20                22,524                      23,649               30,043
12/20                26,890                      28,322               36,700


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

The First Trust US Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the Index.
The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of U.S. companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (4/12/06)      Ended       Ended       (4/12/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            47.76%      19.10%      18.45%       13.73%       139.66%     443.66%       564.87%
Market Value                                   47.85%      19.11%      18.44%       13.74%       139.79%     443.38%       565.11%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                         48.44%      19.66%      19.09%       14.38%       145.32%     473.75%       622.51%
S&P 500(R) Index                               18.40%      15.22%      13.88%        9.80%       103.04%     267.00%       296.19%
Russell 3000(R) Index                          20.89%      15.43%      13.79%        9.85%       104.95%     264.07%       298.46%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 47.76% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index (the "Benchmark")
generated a return of 20.89%. The Information Technology sector was the largest sector allocation for the Fund at 32.0% and provided the largest contribution to the Fund's return at 29.2%. The Consumer Staples sector generated a -3.6% return and was the Fund's largest negative contribution to return. On a relative basis, the Fund outperformed the Benchmark. The largest source of relative outperformance came from the Consumer Discretionary sector where the Fund outperformed the Benchmark by 9.3%. The Fund outperformed the Benchmark in most sectors; however, the Fund did underperform the Benchmark in the Consumer
Staples sector by -3.6%.

-----------------------------
IPOX(R) and IPOX(R)-100 U.S. Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by
First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such
Funds.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        33.87%
Health Care                                   17.84
Communication Services                        16.69
Industrials                                   10.40
Consumer Discretionary                         9.28
Materials                                      5.18
Financials                                     3.68
Consumer Staples                               1.63
Real Estate                                    1.01
Energy                                         0.42
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Snap, Inc., Class A                            8.44%
Uber Technologies, Inc.                        5.90
Marvell Technology Group Ltd.                  5.10
Thermo Fisher Scientific, Inc.                 4.42
Eli Lilly and Co.                              3.65
Fidelity National Information
   Services, Inc.                              3.04
Dow, Inc.                                      3.01
Crowdstrike Holdings, Inc., Class A            2.62
Spotify Technology S.A.                        2.54
DocuSign, Inc.                                 2.21
                                             -------
   Total                                      40.93%
                                             =======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  DECEMBER 31, 2010 - DECEMBER 31, 2020

                 First Trust
                  US Equity            IPOX(R)-100        S&P 500(R)        Russell 3000(R)
              Opportunities ETF        U.S. Index           Index                Index
12/10              $10,000               $10,000           $10,000              $10,000
06/11               10,990                11,028            10,602               10,635
12/11               10,310                10,378            10,211               10,102
06/12               11,706                11,818            11,180               11,044
12/12               13,405                13,571            11,845               11,761
06/13               15,656                15,889            13,482               13,415
12/13               19,838                20,204            15,681               15,708
06/14               21,149                21,608            16,801               16,798
12/14               22,200                22,749            17,829               17,680
06/15               24,118                24,787            18,048               18,023
12/15               22,685                23,384            18,075               17,765
06/16               22,538                23,286            18,769               18,408
12/16               24,206                25,077            20,237               20,026
06/17               26,794                27,825            22,127               21,814
12/17               30,733                31,999            24,654               24,257
06/18               32,340                33,743            25,307               25,038
12/18               28,207                29,508            23,573               22,985
06/19               35,487                37,223            27,943               27,292
12/19               36,803                38,651            30,994               30,115
06/20               38,536                40,543            30,041               29,068
12/20               54,366                57,375            36,700               36,407


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM)
(the "Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is an equal-dollar weighted index designed to measure the performance of a cross section of small, mid and large capitalization companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (6/19/06)      Ended       Ended       (6/19/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            12.93%       8.25%      15.73%       15.88%        48.67%     330.88%       751.79%
Market Value                                   12.94%       8.26%      15.72%       15.88%        48.72%     330.44%       751.79%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)              13.57%       8.83%      16.31%       16.50%        52.67%     352.93%       820.66%
S&P Composite 1500(R) Health Care Index        14.55%      12.12%      16.16%       12.07%        77.21%     347.25%       423.77%
NASDAQ(R) Biotechnology Index                  26.42%       6.64%      17.69%       14.24%        37.90%     409.78%       592.07%
S&P 500(R) Index                               18.40%      15.22%      13.88%       10.20%       103.04%     267.00%       310.09%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 12.93% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Health Care Index
(the "Benchmark") returned 14.55%. The Fund's allocation to the Biotechnology industry was its largest at 79.5% which also provided the largest contribution to the Fund's return at 8.6%. The only industry providing a negative contribution to the Fund's return was the Pharmaceuticals industry with a -0.7%
return. On a relative basis, the Fund underperformed the Benchmark. The largest source of relative underperformance was found in the Biotechnology industry where the Fund lagged the Benchmark by -1.2%. The Fund did outperform the
Benchmark by 1.4% in the Life Sciences Tools & Services industry, reducing a portion of the Fund's overall relative underperformance.

-----------------------------
NYSE and NYSE Arca Biotechnology Index(SM) ("Index") are service/trademarks of
ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Biotechnology                                 79.43%
Life Sciences Tools & Services                17.41
Pharmaceuticals                                3.16
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Ultragenyx Pharmaceutical, Inc.                4.79%
United Therapeutics Corp.                      4.20
Exact Sciences Corp.                           4.08
Alexion Pharmaceuticals, Inc.                  4.01
ACADIA Pharmaceuticals, Inc.                   3.99
Agios Pharmaceuticals, Inc.                    3.84
Ionis Pharmaceuticals, Inc.                    3.82
Sarepta Therapeutics, Inc.                     3.81
Bio-Techne Corp.                               3.80
Alkermes PLC                                   3.71
                                             -------
   Total                                      40.05%
                                             =======


                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           DECEMBER 31, 2010 - DECEMBER 31, 2020

             First Trust NYSE           NYSE Arca            NASDAQ(R)                            S&P Composite
            Arca Biotechnology        Biotechnology        Biotechnology       S&P 500(R)         1500(R) Health
                Index Fund              Index(SM)              Index              Index             Care Index
12/10            $10,000                 $10,000              $10,000            $10,000             $10,000
06/11             11,221                  11,256               11,434             10,602              11,419
12/11              8,364                   8,410               11,208             10,211              11,188
06/12             11,223                  11,321               13,989             11,180              12,474
12/12             11,786                  11,921               14,827             11,845              13,242
06/13             14,877                  15,081               18,812             13,482              15,971
12/13             17,690                  17,977               24,608             15,681              18,828
06/14             21,069                  21,434               27,933             16,801              20,748
12/14             26,117                  26,591               33,075             17,829              23,495
06/15             31,779                  32,409               40,283             18,048              25,891
12/15             28,979                  29,619               36,967             18,075              25,236
06/16             22,946                  23,523               28,187             18,769              25,382
12/16             23,299                  23,946               29,075             20,237              24,717
06/17             29,212                  30,098               34,117             22,127              28,788
12/17             31,917                  32,972               35,366             24,654              30,271
06/18             35,900                  37,163               36,476             25,307              31,264
12/18             31,856                  33,060               32,225             23,574              32,301
06/19             36,105                  37,563               36,393             27,946              35,013
12/19             38,158                  39,899               40,325             30,995              39,043
06/20             42,993                  45,077               45,917             30,041              38,801
12/20             43,088                  45,293               50,978             36,700              44,725


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite
Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the
Index. The Index is designed to measure the performance of the largest and most actively traded securities issued by U.S. companies in the Internet industry.
The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (6/19/06)      Ended       Ended       (6/19/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            52.65%      23.26%      20.02%       17.69%       184.55%     520.08%        966.39%
Market Value                                   52.68%      23.26%      20.00%       17.68%       184.55%     519.27%        966.24%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)         53.51%      23.95%      20.69%       18.33%       192.59%     555.85%      1,054.49%
S&P 500(R) Index                               18.40%      15.22%      13.88%       10.20%       103.04%     267.00%        310.09%
S&P Composite 1500(R) Information
   Technology Index                            43.23%      27.39%      20.22%       16.04%       235.47%     530.75%        768.92%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 52.65% during the 12-month period covering this report. During the same period, the S&P Composite 1500(R) Information
Technology Index (the "Benchmark") returned 43.23%. The Fund allocated the largest holdings weight to the Interactive Media & Services industry. This industry received a 22.9% allocation and generated a 13.0% return for the Fund, which was the Fund's largest positive contribution to return. All industries provided a positive return to the Fund during the period; however, the Capital
Markets industry provided the smallest contribution to the Fund's return at
0.1%. On a relative basis, the Fund outperformed the Benchmark. The largest source of outperformance came from the IT Services industry where the Fund outperformed the Benchmark by 8.5%. A portion of the Fund's outperformance was reduced by investments in the Technology Hardware Storage industry which provided a -5.0% return compared to the Benchmark.

-----------------------------
The Dow Jones Internet Composite Index(SM) ("Index") is a product of S&P Dow
Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by
First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of
Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        44.48%
Communication Services                        32.95
Consumer Discretionary                        18.33
Health Care                                    4.24
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                              10.05%
Facebook, Inc., Class A                        6.98
PayPal Holdings, Inc.                          5.49
Netflix, Inc.                                  5.11
salesforce.com, Inc.                           4.53
Cisco Systems, Inc.                            4.36
Alphabet, Inc., Class A                        4.32
Alphabet, Inc., Class C                        4.17
Zoom Video Communications, Inc.,
   Class A                                     2.72
Twitter, Inc.                                  2.62
                                             -------
   Total                                      50.35%
                                             =======


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2010 - DECEMBER 31, 2020

               First Trust                Dow Jones                               S&P Composite 1500(R)
            Dow Jones Internet        Internet Composite        S&P 500(R)        Information Technology
                Index Fund                Index(SM)               Index                   Index
12/10            $10,000                   $10,000               $10,000                 $10,000
06/11             10,575                    10,601                10,602                  10,246
12/11              9,425                     9,488                10,211                  10,112
06/12             10,316                    10,416                11,180                  11,398
12/12             11,391                    11,540                11,845                  11,603
06/13             13,245                    13,456                13,482                  12,384
12/13             17,473                    17,813                15,681                  14,967
06/14             17,389                    17,759                16,801                  16,232
12/14             17,897                    18,311                17,829                  17,803
06/15             19,613                    20,122                18,048                  18,034
12/15             21,792                    22,413                18,075                  18,799
06/16             21,055                    21,709                18,769                  18,810
12/16             23,297                    24,082                20,237                  21,579
06/17             27,658                    28,667                22,127                  25,165
12/17             32,061                    33,317                24,654                  29,624
06/18             40,188                    41,866                25,307                  32,746
12/18             34,051                    35,586                23,574                  29,416
06/19             41,940                    44,025                27,946                  37,371
12/19             40,618                    42,720                30,995                  44,031
06/20             49,785                    52,532                30,041                  50,071
12/20             62,008                    65,585                36,700                  63,075


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(SM) (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index seeks to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on The
Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was July 11, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (7/6/06)       Ended       Ended       (7/6/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            13.07%      13.54%      13.12%       10.38%        88.71%     243.09%       318.11%
Market Value                                   13.06%      13.53%      13.11%       10.38%        88.62%     242.78%       317.93%

INDEX PERFORMANCE
The Capital Strength Index(SM)*                13.77%      14.27%       N/A           N/A         94.86%       N/A           N/A
S&P 500(R) Index                               18.40%      15.22%      13.88%       10.02%       103.04%     267.00%       298.75%
------------------------------------------------------------------------------------------------------------------------------------


*     On June 4, 2013, the Fund's underlying index changed from the Credit
      Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength
      Index(SM). On June 18, 2010, the Fund's underlying index changed from the
      Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value
      Index, Powered by HOLT(TM). Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 13.07% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark")
generated a return of 18.40%. The Health Care sector received the greatest allocation of all the sectors in the Fund during the period. Carrying an average weight of 22.9%, investments in the Health Care sector returned just 3.0% and contributed 1.3% to the Fund's overall return. Stock in the Fund from the Energy sector returned -46.0% during the period and was the only sector with a negative return. This sector received a very low weight of 0.5% in the Fund and contributed -1.2% to the Fund's total return. On a relative basis, the Fund underperformed the Benchmark. The bulk of the underperformance came from investments in the Information Technology sector. This sector caused -4.6% of underperformance versus the Benchmark during the period. The sector with the largest contribution to the Fund's outperformance was the Financials sector.
Investments in the Financials sector caused 1.2% of outperformance versus the
Benchmark.

-----------------------------
Nasdaq(R) and The Capital Strength Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   25.97%
Consumer Staples                              19.95
Health Care                                   19.82
Financials                                    10.12
Information Technology                         8.55
Consumer Discretionary                         7.66
Communication Services                         4.25
Real Estate                                    1.91
Materials                                      1.77
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Honeywell International, Inc.                  2.34%
Garmin Ltd.                                    2.33
Estee Lauder (The) Cos., Inc., Class A         2.29
Allstate (The) Corp.                           2.29
Eli Lilly and Co.                              2.23
Monster Beverage Corp.                         2.21
Amphenol Corp., Class A                        2.19
Accenture PLC, Class A                         2.19
CSX Corp.                                      2.18
Alphabet, Inc., Class A                        2.16
                                             -------
   Total                                      22.41%
                                             =======


      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
         DECEMBER 31, 2010 - DECEMBER 31, 2020

            First Trust Capital        S&P 500(R)
               Strength ETF              Index
12/10             $10,000               $10,000
06/11              10,787                10,602
12/11               9,706                10,211
06/12              10,233                11,180
12/12              11,400                11,845
06/13              13,298                13,482
12/13              15,492                15,681
06/14              16,356                16,801
12/14              17,887                17,829
06/15              17,857                18,048
12/15              18,182                18,075
06/16              19,153                18,769
12/16              19,741                20,237
06/17              22,187                22,127
12/17              24,969                24,654
06/18              25,176                25,307
12/18              23,945                23,573
06/19              28,152                27,943
12/19              30,349                30,994
06/20              29,566                30,040
12/20              34,309                36,700


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index seeks to measure the performance of the securities ranked #1 or #2 according to Value Line Publishing, LLC's proprietary
Value Line(R) Safety(SM) Ranking System that are also still expected to provide above-average dividend yield. The Index is rebalanced and reconstituted monthly, and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
NYSE Arca.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (8/19/03)      Ended       Ended       (8/19/03)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            -0.04%      10.51%      11.50%        9.55%        64.86%     196.94%       387.13%
Market Value                                    0.02%      10.52%      11.49%        9.55%        64.90%     196.82%       387.27%

INDEX PERFORMANCE
Value Line(R) Dividend Index*                   0.99%      11.43%      12.41%         N/A         71.78%     222.22%         N/A
S&P 500(R) Index                               18.40%      15.22%      13.88%       10.12%       103.04%     267.00%       433.86%
Dow Jones U.S. Select Dividend Index(SM)*      -4.56%       9.25%      11.00%         N/A         55.60%     183.93%         N/A
------------------------------------------------------------------------------------------------------------------------------------


      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend
      Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the
      Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are
      only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (December 15, 2006) through period end (December 31,
      2020) were 201.17% and 202.69% at NAV and Market Value, respectively. That compares to an Index return of 236.93% for the same period. The average annual total returns for the period from the reorganization date (December
      15, 2006) through period end (December 31, 2020) were 8.17% and 8.21% at
      NAV and Market Value, respectively. That compares to an Index return of
      9.03% for the same period.

      NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to
      December 15, 2006, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend
      Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE
      American) closing market price of the Predecessor FVD Fund.

      * Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -0.04% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark")
generated a return of 18.40%. The Fund allocated 22.6% to the Utilities sector, the largest allocation within the Fund. This sector returned -9.1%, contributing
-2.7% to the Fund's return. The Industrials sector was the largest contribution to the Fund's return at 4.6% due to the Fund's 15.4% allocation and 18.7% return for this sector. On a relative basis, the Fund significantly underperformed the
Benchmark. The largest source of relative underperformance came from the
Utilities sector where the Fund overweighted the Benchmark by 19.4% and had poor security selection, leading to a total effect of -6.3% for the sector. The Fund outperformed the Benchmark in the Energy sector by 1.3%, mostly due to the allocation effect.

-----------------------------
Value Line(R) and Value Line(R) Dividend Index are trademarks or registered trademarks of Value Line, Inc. ("Value Line") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     22.39%
Financials                                    17.20
Industrials                                   15.43
Information Technology                         9.71
Health Care                                    9.60
Consumer Staples                               9.11
Materials                                      4.79
Communication Services                         4.26
Real Estate                                    3.77
Consumer Discretionary                         3.74
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Intel Corp.                                    0.57%
Lancaster Colony Corp.                         0.57
ALLETE, Inc.                                   0.57
Novartis AG, ADR                               0.56
NiSource, Inc.                                 0.56
Infosys Ltd., ADR                              0.56
NorthWestern Corp.                             0.56
New Jersey Resources Corp.                     0.56
PPL Corp.                                      0.56
MDU Resources Group, Inc.                      0.56
                                             -------
   Total                                       5.63%
                                             =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 DECEMBER 31, 2010 - DECEMBER 31, 2020

                First Trust
               Value Line(R)           Value Line(R)           S&P 500(R)          Dow Jones U.S. Select
            Dividend Index Fund        Dividend Index            Index              Dividend Index(SM)
12/10             $10,000                 $10,000               $10,000                   $10,000
06/11              10,813                  10,857                10,602                    10,839
12/11              10,903                  10,988                10,211                    11,242
06/12              11,593                  11,741                11,180                    11,977
12/12              12,121                  12,316                11,845                    12,460
06/13              13,805                  14,088                13,482                    14,186
12/13              15,342                  15,714                15,681                    16,081
06/14              16,650                  17,131                16,801                    17,667
12/14              17,789                  18,373                17,829                    18,550
06/15              17,419                  18,061                18,048                    17,888
12/15              18,011                  18,758                18,075                    18,248
06/16              20,547                  21,493                18,769                    21,086
12/16              21,603                  22,684                20,237                    22,260
06/17              22,778                  24,011                22,127                    23,616
12/17              24,300                  25,706                24,654                    25,697
06/18              24,110                  25,606                25,307                    25,959
12/18              23,458                  25,002                23,575                    24,161
06/19              27,465                  29,401                27,945                    27,457
12/19              29,699                  31,903                30,994                    29,752
06/20              25,381                  27,413                30,040                    23,303
12/20              29,694                  32,222                36,700                    28,393


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First
Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity
Opportunities ETF, First Trust NYSE Arca Biotechnology Index Fund, First Trust
Dow Jones Internet Index Fund, First Trust Capital Strength ETF or First Trust
Value Line(R) Dividend Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                   JULY 1, 2020      DECEMBER 31, 2020      PERIOD (a)        PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                               $1,000.00           $1,237.70             0.60%             $3.37
Hypothetical (5% return before expenses)             $1,000.00           $1,022.12             0.60%             $3.05

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                               $1,000.00           $1,193.90             0.45%             $2.48
Hypothetical (5% return before expenses)             $1,000.00           $1,022.87             0.45%             $2.29

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)
Actual                                               $1,000.00           $1,411.10             0.57%             $3.45
Hypothetical (5% return before expenses)             $1,000.00           $1,022.27             0.57%             $2.90

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                               $1,000.00           $1,002.20             0.55%             $2.77
Hypothetical (5% return before expenses)             $1,000.00           $1,022.37             0.55%             $2.80

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                               $1,000.00           $1,245.40             0.51%             $2.88
Hypothetical (5% return before expenses)             $1,000.00           $1,022.57             0.51%             $2.59

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                               $1,000.00           $1,160.60             0.56%             $3.04
Hypothetical (5% return before expenses)             $1,000.00           $1,022.32             0.56%             $2.85


                                                                         Page 19


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2020 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                   JULY 1, 2020      DECEMBER 31, 2020      PERIOD (a)        PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                               $1,000.00           $1,170.00             0.70%             $3.82
Hypothetical (5% return before expenses)             $1,000.00           $1,021.62             0.70%             $3.56


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1,
      2020 through December 31, 2020), multiplied by 184/366 (to reflect the six-month period).


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 1.1%
      28,125 Vectrus, Inc. (a)                 $     1,398,375
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.5%
     108,175 Radiant Logistics, Inc. (a)               627,415
                                               ---------------
             AUTO COMPONENTS -- 0.7%
      46,089 Motorcar Parts of America,
                Inc. (a)                               904,266
                                               ---------------
             BANKS -- 16.5%
      66,107 Amalgamated Bank, Class A                 908,310
      37,479 Arrow Financial Corp.                   1,120,997
      15,335 Bank First Corp. (b)                      994,015
      36,119 Bar Harbor Bankshares                     815,928
      40,158 Bridge Bancorp, Inc.                      971,020
      27,980 Capital City Bank Group, Inc.             687,748
      62,218 Farmers National Banc Corp.               825,633
      51,789 First Bancshares (The), Inc.            1,599,244
      54,324 First of Long Island (The) Corp.          969,683
     141,151 HarborOne Bancorp, Inc.                 1,532,900
      52,946 Independent Bank Corp.                    977,913
      18,655 Metropolitan Bank Holding
                Corp. (a)                              676,617
      19,590 Northeast Bank                            441,167
      15,082 Northrim BanCorp, Inc.                    512,034
      63,209 Old Second Bancorp, Inc.                  638,411
      32,628 Professional Holding Corp.,
                Class A (a)                            503,450
      35,917 QCR Holdings, Inc.                      1,421,954
      11,874 Red River Bancshares, Inc.                588,357
      35,882 Reliant Bancorp, Inc.                     668,123
      35,244 Silvergate Capital Corp.,
                Class A (a)                          2,618,982
      35,860 West BanCorp, Inc.                        692,098
                                               ---------------
                                                    20,164,584
                                               ---------------
             BIOTECHNOLOGY -- 7.5%
      32,872 Actinium Pharmaceuticals,
                Inc. (a) (b)                           256,402
      93,920 Aldeyra Therapeutics, Inc. (a)            644,291
     145,625 Anavex Life Sciences
                Corp. (a) (b)                          786,375
      42,688 Axcella Health, Inc. (a)                  221,551
      61,864 BrainStorm Cell Therapeutics,
                Inc. (a) (b)                           279,935
      33,290 Cabaletta Bio, Inc. (a) (b)               415,459
     158,759 Calithera Biosciences, Inc. (a)           779,507
     233,210 Catalyst Pharmaceuticals,
                Inc. (a)                               778,921
      58,536 ContraFect Corp. (a) (b)                  295,607
      34,978 Enochian Biosciences,
                Inc. (a) (b)                           103,185
      31,708 Equillium, Inc. (a) (b)                   169,638
      86,268 Genprex, Inc. (a) (b)                     358,012
     201,530 IVERIC bio, Inc. (a)                    1,392,572
      41,458 Jounce Therapeutics, Inc. (a)             290,206
      88,433 Kezar Life Sciences, Inc. (a)             461,620
      49,228 NeuBase Therapeutics, Inc. (a)            344,104
      98,223 Ovid Therapeutics, Inc. (a)               226,895
     511,721 Palatin Technologies, Inc. (a)            345,821
      16,571 Prevail Therapeutics, Inc. (a)            382,293

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
      84,824 Solid Biosciences, Inc. (a) (b)   $       642,966
                                               ---------------
                                                     9,175,360
                                               ---------------
             CAPITAL MARKETS -- 3.2%
       6,964 Diamond Hill Investment Group,
                Inc.                                 1,039,516
      71,865 Donnelley Financial Solutions,
                Inc. (a)                             1,219,549
      21,890 Oppenheimer Holdings, Inc.,
                Class A                                688,003
      39,448 Victory Capital Holdings, Inc.,
                Class A                                978,705
                                               ---------------
                                                     3,925,773
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
      88,994 Kimball International, Inc.,
                Class B                              1,063,478
      78,584 Quad/Graphics, Inc.                       300,191
                                               ---------------
                                                     1,363,669
                                               ---------------
             COMMUNICATIONS EQUIPMENT
                -- 0.4%
      82,851 Casa Systems, Inc. (a)                    511,191
                                               ---------------
             CONSTRUCTION & ENGINEERING
                -- 4.1%
     139,795 HC2 Holdings, Inc. (a)                    455,732
      50,926 IES Holdings, Inc. (a)                  2,344,633
      23,722 Northwest Pipe Co. (a)                    671,332
      68,434 Orion Group Holdings, Inc. (a)            339,433
      67,987 Sterling Construction Co.,
                Inc. (a)                             1,265,238
                                               ---------------
                                                     5,076,368
                                               ---------------
             CONSTRUCTION MATERIALS -- 1.3%
      38,328 US Concrete, Inc. (a)                   1,531,970
                                               ---------------
             CONSUMER FINANCE -- 2.9%
      40,556 Curo Group Holdings Corp.                 581,168
      86,290 Enova International, Inc. (a)           2,137,403
      42,079 Oportun Financial Corp. (a)               815,070
                                               ---------------
                                                     3,533,641
                                               ---------------
             CONTAINERS & PACKAGING -- 0.6%
      16,501 UFP Technologies, Inc. (a)                768,947
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.7%
      21,837 Collectors Universe, Inc.               1,646,510
      75,036 Universal Technical Institute,
                Inc. (a)                               484,732
                                               ---------------
                                                     2,131,242
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
      34,797 Alerus Financial Corp.                    952,394
      11,321 A-Mark Precious Metals, Inc.              290,384
                                               ---------------
                                                     1,242,778
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.3%
     114,592 Alaska Communications Systems
                Group, Inc.                            422,844
                                               ---------------

                        See Notes to Financial Statements                Page 21


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES -- 0.2%
      27,957 Spark Energy, Inc., Class A       $       267,548
                                               ---------------
             ELECTRICAL EQUIPMENT -- 2.3%
      19,123 Allied Motion Technologies, Inc.          977,186
      63,763 LSI Industries, Inc.                      545,811
      62,423 Orion Energy Systems, Inc. (a)            616,115
      21,357 Powell Industries, Inc.                   629,818
                                               ---------------
                                                     2,768,930
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.4%
      60,830 Kimball Electronics, Inc. (a)             972,672
      53,061 LightPath Technologies, Inc.,
                Class A (a)                            207,999
      28,409 Napco Security Technologies,
                Inc. (a)                               744,884
      30,368 Vishay Precision Group, Inc. (a)          955,984
                                               ---------------
                                                     2,881,539
                                               ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.2%
      60,110 Exterran Corp. (a)                        265,686
                                               ---------------
             ENTERTAINMENT -- 0.6%
      55,300 Sciplay Corp., Class A (a)                765,905
                                               ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 1.8%
      38,839 One Liberty Properties, Inc.              779,499
      93,848 UMH Properties, Inc.                    1,389,889
                                               ---------------
                                                     2,169,388
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.7%
      30,548 Natural Grocers by Vitamin
                Cottage, Inc.                          419,729
      20,359 Village Super Market, Inc.,
                Class A                                449,120
                                               ---------------
                                                       868,849
                                               ---------------
             FOOD PRODUCTS -- 0.5%
      16,206 Seneca Foods Corp., Class A (a)           646,619
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.9%
      19,532 Bellerophon Therapeutics,
                Inc. (a) (b)                           130,279
      15,598 FONAR Corp. (a)                           270,781
      83,256 Invacare Corp.                            745,141
                                               ---------------
                                                     1,146,201
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.1%
     149,905 Genesis Healthcare, Inc. (a)               72,659
      56,686 Triple-S Management Corp.,
                Class B (a)                          1,210,246
                                               ---------------
                                                     1,282,905
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.7%
      30,546 Computer Programs and Systems,
                Inc.                                   819,855
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.7%
      20,090 RCI Hospitality Holdings, Inc.    $       792,350
                                               ---------------
             HOUSEHOLD DURABLES -- 2.7%
      71,281 Beazer Homes USA, Inc. (a)              1,079,907
      52,733 Ethan Allen Interiors, Inc.             1,065,734
      10,947 Hovnanian Enterprises, Inc.,
                Class A (a)                            359,719
      36,746 Turtle Beach Corp. (a)                    791,876
                                               ---------------
                                                     3,297,236
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.7%
      23,586 Central Garden & Pet Co. (a)              910,655
                                               ---------------
             INSURANCE -- 1.6%
      14,870 HCI Group, Inc.                           777,701
      59,739 Heritage Insurance Holdings, Inc.         605,156
       3,479 Investors Title Co.                       532,287
                                               ---------------
                                                     1,915,144
                                               ---------------
             IT SERVICES -- 2.6%
     123,871 GreenSky, Inc., Class A (a)               573,523
      57,833 Grid Dynamics Holdings, Inc. (a)          728,696
      65,241 Hackett Group (The), Inc.                 938,818
      62,637 International Money Express,
                Inc. (a)                               972,126
                                               ---------------
                                                     3,213,163
                                               ---------------
             LEISURE PRODUCTS -- 1.7%
      57,868 Clarus Corp.                              891,167
      45,852 MasterCraft Boat Holdings,
                Inc. (a)                             1,138,964
                                               ---------------
                                                     2,030,131
                                               ---------------
             MACHINERY -- 5.0%
      36,646 Blue Bird Corp. (a)                       669,156
      97,724 Energy Recovery, Inc. (a)               1,332,955
      23,504 Hyster-Yale Materials Handling,
                Inc.                                 1,399,663
      83,611 Manitowoc (The) Co., Inc. (a)           1,112,863
      27,593 Miller Industries, Inc.                 1,049,086
      64,500 REV Group, Inc.                           568,245
                                               ---------------
                                                     6,131,968
                                               ---------------
             MARINE -- 0.4%
      26,647 Eagle Bulk Shipping, Inc. (a) (b)         506,293
                                               ---------------
             MEDIA -- 2.4%
     105,146 MSG Networks, Inc.,
                Class A (a) (b)                      1,549,852
     126,067 WideOpenWest, Inc. (a)                  1,345,135
                                               ---------------
                                                     2,894,987
                                               ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 2.1%
      38,424 Cherry Hill Mortgage Investment
                Corp.                                  351,195
     105,925 Ellington Financial, Inc.               1,571,927
      55,728 Great Ajax Corp.                          582,915
                                               ---------------
                                                     2,506,037
                                               ---------------

Page 22                 See Notes to Financial Statements


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                -- 5.8%
     162,438 Berry Corp.                       $       597,772
      44,861 Bonanza Creek Energy, Inc. (a)            867,163
     278,221 Clean Energy Fuels Corp. (a)            2,186,817
      72,339 CONSOL Energy, Inc. (a)                   521,564
      60,662 Diamond S Shipping, Inc. (a)              404,009
      81,248 Dorian LPG Ltd. (a)                       990,413
      67,706 International Seaways, Inc.             1,105,639
     173,372 Overseas Shipholding Group, Inc.,
                Class A (a)                            371,016
                                               ---------------
                                                     7,044,393
                                               ---------------
             PAPER & FOREST PRODUCTS -- 0.8%
      81,589 Verso Corp., Class A                      980,700
                                               ---------------
             PERSONAL PRODUCTS -- 0.2%
      31,356 Lifevantage Corp. (a)                     292,238
                                               ---------------
             PHARMACEUTICALS -- 4.5%
     411,901 Ampio Pharmaceuticals,
                Inc. (a) (b)                           654,923
      38,304 Kaleido Biosciences, Inc. (a) (b)         348,566
       8,757 Lyra Therapeutics, Inc. (a)                99,830
      68,097 Marinus Pharmaceuticals, Inc. (a)         830,783
      49,084 Phibro Animal Health Corp.,
                Class A                                953,211
     116,166 Provention Bio, Inc. (a)                1,967,852
      19,389 Satsuma Pharmaceuticals,
                Inc. (a) (b)                            89,383
      22,474 scPharmaceuticals, Inc. (a)               118,888
      28,500 TFF Pharmaceuticals, Inc. (a)             408,120
                                               ---------------
                                                     5,471,556
                                               ---------------
             PROFESSIONAL SERVICES -- 2.7%
      18,499 Barrett Business Services, Inc.         1,261,817
      18,813 CRA International, Inc.                   958,146
      27,167 Willdan Group, Inc. (a)                 1,132,864
                                               ---------------
                                                     3,352,827
                                               ---------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 1.4%
      20,825 Altisource Portfolio Solutions
                S.A. (a)                               268,226
      37,249 RMR Group (The), Inc., Class A          1,438,556
                                               ---------------
                                                     1,706,782
                                               ---------------
             ROAD & RAIL -- 0.7%
     149,450 Daseke, Inc. (a)                          868,305
                                               ---------------
             SOFTWARE -- 1.0%
      82,924 Smith Micro Software, Inc. (a)            449,448
     153,008 VirnetX Holding Corp. (b)                 771,160
                                               ---------------
                                                     1,220,608
                                               ---------------
             SPECIALTY RETAIL -- 2.3%
      49,821 Big 5 Sporting Goods Corp. (b)            508,672
      40,404 Haverty Furniture Cos., Inc.            1,117,979
      34,827 TravelCenters of America,
                Inc. (a)                             1,135,360
                                               ---------------
                                                     2,762,011
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.5%
      98,566 Quantum Corp. (a)                 $       603,224
                                               ---------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.4%
      19,307 Lakeland Industries, Inc. (a) (b)         526,116
                                               ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 2.6%
       3,821 Hingham Institution for Savings           825,336
     115,672 Northfield Bancorp, Inc.                1,426,236
      50,527 Waterstone Financial, Inc.                950,918
                                               ---------------
                                                     3,202,490
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.3%
      22,892 BlueLinx Holdings, Inc. (a)               669,820
      39,920 CAI International, Inc.                 1,247,101
      45,840 Titan Machinery, Inc. (a)                 896,172
                                               ---------------
                                                     2,813,093
                                               ---------------
             WATER UTILITIES -- 0.6%
      20,468 Artesian Resources Corp., Class A         758,953
                                               ---------------
             TOTAL COMMON STOCKS -- 100.0%         122,463,108
             (Cost $106,191,766)               ---------------

             MONEY MARKET FUNDS -- 2.9%
   3,578,596 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (c) (d)                        3,578,596
             (Cost $3,578,596)                 ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 3.0%
$  3,647,186 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $3,647,190. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $3,746,334. (d)                      3,647,186
             (Cost $3,647,186)                 ---------------

             TOTAL INVESTMENTS -- 105.9%           129,688,890
             (Cost $113,417,548) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.9)%               (7,206,618)
                                               ---------------
             NET ASSETS -- 100.0%              $   122,482,272
                                               ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,969,901 and the total value of the collateral held by the Fund is $7,225,782.

                        See Notes to Financial Statements                Page 23


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $115,550,225. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $21,271,878 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $7,133,213. The net unrealized appreciation was $14,138,665.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $   122,463,108   $           --   $           --
Money Market
   Funds                 3,578,596               --               --
Repurchase
   Agreements                   --        3,647,186               --
                   -------------------------------------------------
Total Investments  $   126,041,704   $    3,647,186   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     6,969,901
Non-cash Collateral(2)                              (6,969,901)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     3,647,186
Non-cash Collateral(4)                              (3,647,186)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 24                 See Notes to Financial Statements


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             AIR FREIGHT & LOGISTICS -- 2.5%
     209,232 United Parcel Service, Inc.,
                Class B                        $    35,234,669
                                               ---------------
             BANKS -- 14.8%
      83,659 Associated Banc-Corp.                   1,426,386
      30,011 Atlantic Union Bankshares Corp.           988,562
      16,801 Bank of Hawaii Corp.                    1,287,293
      53,068 Bank OZK                                1,659,436
      32,483 BankUnited, Inc.                        1,129,759
      11,268 BOK Financial Corp.                       771,633
      38,321 Cathay General Bancorp                  1,233,553
     892,742 Citigroup, Inc.                        55,046,472
      28,996 Columbia Banking System, Inc.           1,040,956
     201,300 F.N.B. Corp.                            1,912,350
     343,738 Fifth Third Bancorp                     9,476,857
      77,646 Fulton Financial Corp.                    987,657
     130,252 Investors Bancorp, Inc.                 1,375,461
     557,614 KeyCorp                                 9,150,446
      54,583 M&T Bank Corp.                          6,948,416
      69,306 Old National Bancorp                    1,147,707
     287,109 People's United Financial, Inc.         3,712,319
     168,881 PNC Financial Services Group
                (The), Inc.                         25,163,269
     464,824 Regions Financial Corp.                 7,492,963
      43,046 Simmons First National Corp.,
                Class A                                929,363
      74,739 Synovus Financial Corp.                 2,419,301
      74,269 TCF Financial Corp.                     2,749,438
     627,783 Truist Financial Corp.                 30,089,639
     622,398 U.S. Bancorp                           28,997,523
      72,125 United Bankshares, Inc.                 2,336,850
     224,198 Valley National Bancorp                 2,185,931
      44,438 Webster Financial Corp.                 1,873,062
      34,964 WesBanco, Inc.                          1,047,521
      64,688 Zions Bancorp N.A.                      2,810,047
                                               ---------------
                                                   207,390,170
                                               ---------------
             BIOTECHNOLOGY -- 7.3%
     949,868 AbbVie, Inc.                          101,778,356
                                               ---------------
             CAPITAL MARKETS -- 0.6%
      38,743 Ares Management Corp., Class A          1,822,858
      32,311 Eaton Vance Corp.                       2,194,887
      42,945 Federated Hermes, Inc.                  1,240,681
     149,284 Franklin Resources, Inc.                3,730,607
                                               ---------------
                                                     8,989,033
                                               ---------------
             CHEMICALS -- 1.6%
      23,478 Cabot Corp.                             1,053,693
      81,423 CF Industries Holdings, Inc.            3,151,884
      42,514 Eastman Chemical Co.                    4,263,304
     151,100 LyondellBasell Industries N.V.,
                Class A                             13,849,826
                                               ---------------
                                                    22,318,707
                                               ---------------
             CONTAINERS & PACKAGING -- 0.0%
      11,141 Greif, Inc., Class A                      522,290
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.2%
     151,766 H&R Block, Inc.                   $     2,407,009
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 17.2%
   4,527,866 AT&T, Inc.                            130,221,426
   1,890,100 Verizon Communications, Inc.          111,043,375
                                               ---------------
                                                   241,264,801
                                               ---------------
             ELECTRIC UTILITIES -- 9.0%
      26,715 ALLETE, Inc.                            1,654,727
     384,909 Duke Energy Corp.                      35,242,268
     189,974 Edison International                   11,934,167
     449,641 Exelon Corp.                           18,983,843
     121,716 OGE Energy Corp.                        3,877,872
      56,936 Pinnacle West Capital Corp.             4,552,033
     547,573 PPL Corp.                              15,441,559
     551,310 Southern (The) Co.                     33,866,973
                                               ---------------
                                                   125,553,442
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
     220,336 Corning, Inc.                           7,932,096
                                               ---------------
             FOOD & STAPLES RETAILING -- 1.1%
     398,996 Walgreens Boots Alliance, Inc.         15,911,961
                                               ---------------
             FOOD PRODUCTS -- 0.3%
      54,501 Bunge Ltd.                              3,574,176
                                               ---------------
             GAS UTILITIES -- 0.5%
      47,193 National Fuel Gas Co.                   1,941,048
      65,456 South Jersey Industries, Inc.           1,410,577
      96,639 UGI Corp.                               3,378,499
                                               ---------------
                                                     6,730,124
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.1%
      34,707 Patterson Cos., Inc.                    1,028,368
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.1%
      28,404 Wyndham Destinations, Inc.              1,274,203
                                               ---------------
             HOUSEHOLD DURABLES -- 0.7%
      20,919 M.D.C. Holdings, Inc.                   1,016,663
     207,472 Newell Brands, Inc.                     4,404,631
      20,858 Whirlpool Corp.                         3,764,660
                                               ---------------
                                                     9,185,954
                                               ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.4%
     226,587 AES (The) Corp.                         5,324,795
                                               ---------------
             INSURANCE -- 5.6%
     342,099 American International Group,
                Inc.                                12,951,868
      54,702 Cincinnati Financial Corp.              4,779,314
     130,502 Fidelity National Financial, Inc.       5,101,323
      68,484 Lincoln National Corp.                  3,445,430
      18,042 Mercury General Corp.                     941,973
     369,247 MetLife, Inc.                          17,336,147
     156,136 Old Republic International Corp.        3,077,440

                        See Notes to Financial Statements                Page 25


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     141,588 Principal Financial Group, Inc.   $     7,024,181
     268,436 Prudential Financial, Inc.             20,956,798
     121,587 Unum Group                              2,789,206
                                               ---------------
                                                    78,403,680
                                               ---------------
             IT SERVICES -- 5.4%
     567,495 International Business Machines
                Corp.                               71,436,271
     205,731 Western Union (The) Co.                 4,513,738
                                               ---------------
                                                    75,950,009
                                               ---------------
             MEDIA -- 1.3%
     207,950 Interpublic Group of (The) Cos.,
                Inc.                                 4,890,984
     107,562 Omnicom Group, Inc.                     6,708,642
       3,343 ViacomCBS, Inc., Class A                  126,432
     184,045 ViacomCBS, Inc., Class B                6,857,517
                                               ---------------
                                                    18,583,575
                                               ---------------
             METALS & MINING -- 0.1%
      18,949 Compass Minerals International,
                Inc.                                 1,169,532
                                               ---------------
             MULTI-UTILITIES -- 4.8%
      35,347 Avista Corp.                            1,418,829
     170,845 Consolidated Edison, Inc.              12,346,968
     526,837 Dominion Energy, Inc.                  39,618,142
      26,528 NorthWestern Corp.                      1,546,848
     215,918 Public Service Enterprise Group,
                Inc.                                12,588,019
                                               ---------------
                                                    67,518,806
                                               ---------------
             PERSONAL PRODUCTS -- 0.1%
      18,461 Nu Skin Enterprises, Inc.,
                Class A                              1,008,524
                                               ---------------
             PHARMACEUTICALS -- 6.6%
   2,500,958 Pfizer, Inc.                           92,060,264
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.6%
     147,659 Broadcom, Inc.                         64,652,493
                                               ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.8%
     517,273 HP, Inc.                               12,719,743
      86,902 NetApp, Inc.                            5,756,388
     113,186 Seagate Technology PLC                  7,035,642
                                               ---------------
                                                    25,511,773
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.2%
     182,679 Hanesbrands, Inc.                       2,663,460
                                               ---------------
             TOBACCO -- 11.9%
   1,843,138 Altria Group, Inc.                     75,568,658
   1,094,751 Philip Morris International, Inc.      90,634,435
                                               ---------------
                                                   166,203,093
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.1%
      19,796 MSC Industrial Direct Co., Inc.,
                Class A                        $     1,670,585
                                               ---------------

             TOTAL INVESTMENTS -- 99.5%          1,391,815,948
             (Cost $1,249,525,847) (a)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  7,666,569
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,399,482,517
                                               ===============

(a)   Aggregate cost for federal income tax purposes is $1,284,212,586. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $169,172,816 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $61,569,454. The net unrealized appreciation was $107,603,362.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 1,391,815,948   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

Page 26                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BEVERAGES -- 1.2%
     728,010 Keurig Dr Pepper, Inc.            $    23,296,320
                                               ---------------
             BIOTECHNOLOGY -- 2.2%
      67,363 Allovir, Inc. (a) (b)                   2,589,434
      46,512 Biohaven Pharmaceutical Holding
                Co., Ltd. (b)                        3,986,544
     139,583 Denali Therapeutics, Inc. (b)          11,691,472
     102,837 Exact Sciences Corp. (b)               13,624,874
     103,021 REVOLUTION Medicines,
                Inc. (b)                             4,078,601
      49,841 Turning Point Therapeutics,
                Inc. (b)                             6,073,126
                                               ---------------
                                                    42,044,051
                                               ---------------
             BUILDING PRODUCTS -- 1.1%
     582,869 Carrier Global Corp.                   21,985,819
                                               ---------------
             CAPITAL MARKETS -- 1.6%
     110,976 Focus Financial Partners, Inc.,
                Class A (b)                          4,827,456
     122,628 StepStone Group, Inc.,
                Class A (a) (b)                      4,880,595
     353,343 Tradeweb Markets, Inc., Class A        22,066,270
                                               ---------------
                                                    31,774,321
                                               ---------------
             CHEMICALS -- 4.7%
     871,226 Corteva, Inc.                          33,733,871
   1,054,356 Dow, Inc.                              58,516,758
                                               ---------------
                                                    92,250,629
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.3%
      86,953 IAA, Inc. (b)                           5,650,206
                                               ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.8%
      49,940 Arcosa, Inc.                            2,743,204
     117,675 Jacobs Engineering Group, Inc.         12,821,868
                                               ---------------
                                                    15,565,072
                                               ---------------
             CONTAINERS & PACKAGING -- 0.2%
     183,297 Pactiv Evergreen, Inc. (b)              3,325,008
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.3%
      32,185 Bandwidth, Inc., Class A (b)            4,945,869
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.9%
     691,675 Corning, Inc.                          24,900,300
      95,860 Keysight Technologies, Inc. (b)        12,662,147
                                               ---------------
                                                    37,562,447
                                               ---------------
             ENTERTAINMENT -- 3.1%
     156,925 Spotify Technology S.A. (b)            49,378,021
     263,853 Warner Music Group Corp.,
                Class A                             10,023,775
                                               ---------------
                                                    59,401,796
                                               ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.3%
      68,812 Safehold, Inc.                          4,988,182
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             FOOD & STAPLES RETAILING -- 0.2%
      88,774 BJ's Wholesale Club Holdings,
                Inc. (b)                       $     3,309,495
                                               ---------------
             FOOD PRODUCTS -- 0.3%
      40,517 Beyond Meat, Inc. (b)                   5,064,625
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.1%
     199,719 SmileDirectClub, Inc. (b)               2,384,645
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.6%
     275,245 1Life Healthcare, Inc. (b)             12,014,444
      56,890 Guardant Health, Inc. (b)               7,331,983
     155,734 Oak Street Health, Inc. (b)             9,524,692
      43,750 Pennant Group (The), Inc. (b)           2,540,125
                                               ---------------
                                                    31,411,244
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.7%
      56,926 Accolade, Inc. (a) (b)                  2,476,281
      55,737 Inspire Medical Systems, Inc. (b)      10,483,572
                                               ---------------
                                                    12,959,853
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.7%
      64,737 Airbnb, Inc., Class A (a) (b)           9,503,392
     507,451 DraftKings, Inc., Class A (b)          23,626,918
                                               ---------------
                                                    33,130,310
                                               ---------------
             HOUSEHOLD DURABLES -- 0.2%
     175,138 Sonos, Inc. (b)                         4,096,478
                                               ---------------
             INSURANCE -- 1.3%
      46,926 Kinsale Capital Group, Inc.             9,391,300
      58,552 Lemonade, Inc. (a) (b)                  7,172,620
     420,669 Selectquote, Inc. (b)                   8,728,882
                                               ---------------
                                                    25,292,802
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 10.3%
     319,745 Pinterest, Inc., Class A (b)           21,071,196
   3,275,931 Snap, Inc., Class A (b)               164,025,865
     120,368 Zillow Group, Inc., Class C (b)        15,623,766
                                               ---------------
                                                   200,720,827
                                               ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 2.9%
     320,210 Chewy, Inc., Class A (a) (b)           28,783,677
      78,276 Etsy, Inc. (b)                         13,926,083
      73,181 Expedia Group, Inc.                     9,689,165
      67,810 Stitch Fix, Inc., Class A (b)           3,981,803
                                               ---------------
                                                    56,380,728
                                               ---------------
             IT SERVICES -- 6.3%
      58,716 Fastly, Inc., Class A (b)               5,130,017
     417,307 Fidelity National Information
                Services, Inc.                      59,032,248
     100,464 Okta, Inc. (b)                         25,543,977
     124,808 Shift4 Payments, Inc.,
                Class A (b)                          9,410,523
      66,381 Twilio, Inc., Class A (b)              22,469,968
                                               ---------------
                                                   121,586,733
                                               ---------------

                        See Notes to Financial Statements                Page 27


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             LEISURE PRODUCTS -- 1.3%
      76,869 Acushnet Holdings Corp.           $     3,116,269
     105,934 Peloton Interactive, Inc.,
                Class A (b)                         16,072,307
      90,100 YETI Holdings, Inc. (b)                 6,169,147
                                               ---------------
                                                    25,357,723
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 7.8%
      66,801 10X Genomics, Inc., Class A (b)         9,459,022
     106,134 Adaptive Biotechnologies
                Corp. (b)                            6,275,704
   1,196,762 Avantor, Inc. (b)                      33,688,850
      55,517 Medpace Holdings, Inc. (b)              7,727,966
     271,329 PPD, Inc. (b)                           9,284,878
     184,532 Thermo Fisher Scientific, Inc.         85,951,315
                                               ---------------
                                                   152,387,735
                                               ---------------
             MACHINERY -- 1.9%
      76,568 Cummins, Inc.                          17,388,593
     302,540 Otis Worldwide Corp.                   20,436,577
                                               ---------------
                                                    37,825,170
                                               ---------------
             MEDIA -- 3.1%
     582,669 Altice USA, Inc., Class A (b)          22,065,675
       6,233 Cable One, Inc.                        13,885,379
      39,072 Cardlytics, Inc. (b)                    5,578,309
     478,977 ViacomCBS, Inc., Class B               17,846,683
                                               ---------------
                                                    59,376,046
                                               ---------------
             METALS & MINING -- 0.3%
     169,391 Arconic Corp. (b)                       5,047,852
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.4%
     152,762 New Fortress Energy, Inc.               8,186,515
                                               ---------------
             PHARMACEUTICALS -- 5.4%
     420,636 Eli Lilly and Co.                      71,020,182
     208,988 Zoetis, Inc.                           34,587,514
                                               ---------------
                                                   105,607,696
                                               ---------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.8%
     211,782 Redfin Corp. (b)                       14,534,599
                                               ---------------
             ROAD & RAIL -- 6.2%
     131,410 Lyft, Inc., Class A (b)                 6,456,173
   2,246,731 Uber Technologies, Inc. (b)           114,583,281
                                               ---------------
                                                   121,039,454
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.4%
     146,997 Allegro MicroSystems, Inc. (b)          3,918,940
   2,085,242 Marvell Technology Group Ltd.          99,132,405
      26,291 SiTime Corp. (b)                        2,942,751
                                               ---------------
                                                   105,994,096
                                               ---------------
             SOFTWARE -- 18.7%
      91,756 Anaplan, Inc. (b)                       6,592,669
      35,518 Appfolio, Inc., Class A (b)             6,394,661
      36,238 Appian Corp. (a) (b)                    5,873,817

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             SOFTWARE (CONTINUED)
      59,064 Avalara, Inc. (b)                 $     9,739,063
      62,983 Bill.com Holdings, Inc. (b)             8,597,180
     148,098 Blackline, Inc. (b)                    19,753,311
     172,041 Ceridian HCM Holding, Inc. (b)         18,332,689
     254,360 Cloudflare, Inc., Class A (b)          19,328,816
     240,378 Crowdstrike Holdings, Inc.,
                Class A (b)                         50,916,868
     157,543 Datadog, Inc., Class A (b)             15,508,533
     193,022 DocuSign, Inc. (b)                     42,908,791
     291,872 Dynatrace, Inc. (b)                    12,629,301
   1,036,388 Palantir Technologies, Inc.,
                Class A (a) (b)                     24,406,937
      53,324 RingCentral, Inc., Class A (b)         20,208,196
      63,242 Smartsheet, Inc., Class A (b)           4,382,038
      82,154 Sprout Social, Inc., Class A (b)        3,730,613
     239,083 SVMK, Inc. (b)                          6,108,571
      41,303 Trade Desk (The), Inc.,
                Class A (b)                         33,083,703
     125,765 Zoom Video Communications,
                Inc., Class A (b)                   42,423,050
      69,421 Zscaler, Inc. (b)                      13,864,068
                                               ---------------
                                                   364,782,875
                                               ---------------
             SPECIALTY RETAIL -- 2.9%
     155,516 Carvana Co. (b)                        37,252,302
     215,202 Floor & Decor Holdings, Inc.,
                Class A (b)                         19,981,506
                                               ---------------
                                                    57,233,808
                                               ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.5%
     387,894 Dell Technologies, Inc.,
                Class C (b)                         28,428,751
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.2%
     205,474 Levi Strauss & Co., Class A             4,125,918
                                               ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.7%
     718,627 Rocket Cos., Inc.,
                Class A (a) (b)                     14,530,638
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%        1,943,586,336
             (Cost $1,365,317,621)             ---------------

             MONEY MARKET FUNDS -- 2.0%
  39,899,245 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (c) (d)                       39,899,245
             (Cost $39,899,245)                ---------------

Page 28                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.1%
$ 40,663,978 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $40,664,023. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $41,769,426. (d)               $    40,663,978
             (Cost $40,663,978)                ---------------

             TOTAL INVESTMENTS -- 104.0%         2,024,149,559
             (Cost $1,445,880,844) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.0)%              (77,776,887)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,946,372,672
                                               ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $75,604,345 and the total value of the collateral held by the Fund is $80,563,223.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $1,452,924,609. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $579,923,026 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $8,698,076. The net unrealized appreciation was $571,224,950.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 1,943,586,336   $           --   $           --
Money Market
   Funds                39,899,245               --               --
Repurchase
   Agreements                   --       40,663,978               --
                   -------------------------------------------------
Total Investments  $ 1,983,485,581   $   40,663,978  $            --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    75,604,345
Non-cash Collateral(2)                             (75,604,345)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    40,663,978
Non-cash Collateral(4)                             (40,663,978)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 29


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BIOTECHNOLOGY -- 79.4%
   1,525,991 ACADIA Pharmaceuticals, Inc. (a)  $    81,579,479
   1,812,394 Agios Pharmaceuticals, Inc. (a)        78,531,032
     523,581 Alexion Pharmaceuticals, Inc. (a)      81,804,295
   3,795,337 Alkermes PLC (a)                       75,716,973
     447,007 Alnylam Pharmaceuticals, Inc. (a)      58,097,500
     275,961 Amgen, Inc.                            63,448,953
     232,205 Biogen, Inc. (a)                       56,857,716
     820,425 BioMarin Pharmaceutical, Inc. (a)      71,943,068
   1,159,037 Bluebird Bio, Inc. (a)                 50,151,531
     629,490 Exact Sciences Corp. (a)               83,401,130
   2,798,893 Exelixis, Inc. (a)                     56,173,782
   1,409,640 FibroGen, Inc. (a)                     52,283,548
   1,048,653 Gilead Sciences, Inc.                  61,094,524
   3,413,383 Grifols S.A., ADR                      62,942,783
     717,499 Incyte Corp. (a)                       62,408,063
   1,867,089 Intercept Pharmaceuticals,
                Inc. (a)                            46,117,098
   1,379,309 Ionis Pharmaceuticals, Inc. (a)        77,986,131
     634,462 Neurocrine Biosciences, Inc. (a)       60,813,183
     108,396 Regeneron Pharmaceuticals,
                Inc. (a)                            52,367,192
     456,455 Sarepta Therapeutics, Inc. (a)         77,821,013
     323,695 Seagen, Inc. (a)                       56,691,942
     707,057 Ultragenyx Pharmaceutical,
                Inc. (a)                            97,877,901
     565,348 United Therapeutics Corp. (a)          85,814,173
     298,336 Vertex Pharmaceuticals, Inc. (a)       70,508,730
                                               ---------------
                                                 1,622,431,740
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 17.4%
     244,636 Bio-Techne Corp.                       77,684,162
     270,492 Charles River Laboratories
                International, Inc. (a)             67,585,131
     199,388 Illumina, Inc. (a)                     73,773,560
     395,296 IQVIA Holdings, Inc. (a)               70,825,184
   1,242,571 QIAGEN N.V. (a)                        65,669,877
                                               ---------------
                                                   355,537,914
                                               ---------------
             PHARMACEUTICALS -- 3.2%
   3,793,348 Nektar Therapeutics (a)                64,486,916
                                               ---------------
             TOTAL INVESTMENTS -- 100.0%         2,042,456,570
             (Cost $2,024,495,337) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (283,241)
                                               ---------------
             NET ASSETS -- 100.0%              $ 2,042,173,329
                                               ===============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $2,085,025,286. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $333,058,868 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $375,627,584. The net unrealized depreciation was $42,568,716.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 2,042,456,570   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

Page 30                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 9.0%
     592,933 Arista Networks, Inc. (a)         $   172,288,542
   2,566,544 Ciena Corp. (a)                       135,641,851
  10,790,808 Cisco Systems, Inc.                   482,888,658
   6,030,975 CommScope Holding Co., Inc. (a)        80,815,065
   5,507,340 Juniper Networks, Inc.                123,970,223
                                               ---------------
                                                   995,604,339
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.8%
   6,462,420 Vonage Holdings Corp. (a)              83,203,658
                                               ---------------
             ENTERTAINMENT -- 5.1%
   1,045,974 Netflix, Inc. (a)                     565,589,521
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 4.2%
   1,059,689 Teladoc Health, Inc. (a)              211,895,412
     945,596 Veeva Systems, Inc., Class A (a)      257,438,511
                                               ---------------
                                                   469,333,923
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 27.1%
     272,925 Alphabet, Inc., Class A (a)           478,339,272
     263,519 Alphabet, Inc., Class C (a)           461,653,666
   2,831,186 Facebook, Inc., Class A (a)           773,366,768
   1,755,177 Match Group, Inc. (a)                 265,365,211
   3,567,380 Pinterest, Inc., Class A (a)          235,090,342
   5,596,531 Snap, Inc., Class A (a)               280,218,307
   5,350,527 Twitter, Inc. (a)                     289,731,037
     327,653 Zillow Group, Inc., Class A (a)        44,541,149
   1,331,143 Zillow Group, Inc., Class C (a)       172,782,361
                                               ---------------
                                                 3,001,088,113
                                               ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 18.3%
     341,613 Amazon.com, Inc. (a)                1,112,609,628
   4,759,902 eBay, Inc.                            239,185,076
   1,182,757 Etsy, Inc. (a)                        210,424,298
   1,370,050 Expedia Group, Inc.                   181,394,620
   1,622,079 GrubHub, Inc. (a)                     120,471,807
     733,742 Wayfair, Inc., Class A (a)            165,686,281
                                               ---------------
                                                 2,029,771,710
                                               ---------------
             IT SERVICES -- 13.6%
   1,666,344 Akamai Technologies, Inc. (a)         174,949,457
   1,360,850 Fastly, Inc., Class A (a)             118,897,464
   1,897,882 GoDaddy, Inc., Class A (a)            157,429,312
     949,734 Okta, Inc. (a)                        241,479,367
   2,596,066 PayPal Holdings, Inc. (a)             607,998,657
     931,171 VeriSign, Inc. (a)                    201,505,404
                                               ---------------
                                                 1,502,259,661
                                               ---------------
             SOFTWARE -- 21.9%
   2,295,787 2U, Inc. (a)                           91,854,438
   4,469,068 Box, Inc., Class A (a)                 80,666,677
   1,291,207 Citrix Systems, Inc.                  167,986,031
   6,481,041 Cloudera, Inc. (a)                     90,151,280
     628,448 Coupa Software, Inc. (a)              212,987,312
   1,894,546 Datadog, Inc., Class A (a)            186,499,108

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             SOFTWARE (CONTINUED)
   1,195,493 DocuSign, Inc. (a)                $   265,758,094
   5,296,151 Dropbox, Inc., Class A (a)            117,521,591
   2,256,466 salesforce.com, Inc. (a)              502,131,379
   1,863,052 Smartsheet, Inc., Class A (a)         129,090,873
   1,179,390 Workday, Inc., Class A (a)            282,593,638
     892,014 Zoom Video Communications,
                Inc., Class A (a)                  300,894,162
                                               ---------------
                                                 2,428,134,583
                                               ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                       11,074,985,508
             (Cost $7,738,725,567)             ---------------

             MONEY MARKET FUNDS -- 0.1%
   7,222,400 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)                    7,222,400
             (Cost $7,222,400)                 ---------------

             TOTAL INVESTMENTS -- 100.1%        11,082,207,908
             (Cost $7,745,947,967) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%               (7,179,023)
                                               ---------------
             NET ASSETS -- 100.0%              $11,075,028,885
                                               ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of December 31, 2020.

(c)   Aggregate cost for federal income tax purposes is $7,916,618,355. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $3,339,316,149 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $173,726,596. The net unrealized appreciation was $3,165,589,553.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $11,074,985,508   $           --   $           --
Money Market
   Funds                 7,222,400               --               --
                   -------------------------------------------------
Total Investments  $11,082,207,908   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 31


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 5.6%
     951,365 General Dynamics Corp.            $   141,582,139
     350,119 Lockheed Martin Corp.                 124,285,243
     427,910 Northrop Grumman Corp.                130,392,735
                                               ---------------
                                                   396,260,117
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 2.0%
   1,450,549 Expeditors International of
                Washington, Inc.                   137,961,715
                                               ---------------
             BEVERAGES -- 6.3%
   2,704,811 Coca-Cola (The) Co.                   148,331,835
   1,675,605 Monster Beverage Corp. (a)            154,959,950
     954,785 PepsiCo, Inc.                         141,594,616
                                               ---------------
                                                   444,886,401
                                               ---------------
             BIOTECHNOLOGY -- 1.9%
     574,075 Amgen, Inc.                           131,991,324
                                               ---------------
             CAPITAL MARKETS -- 2.0%
     920,370 T. Rowe Price Group, Inc.             139,334,814
                                               ---------------
             CHEMICALS -- 1.8%
     453,886 Air Products and Chemicals, Inc.      124,010,733
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
   1,167,876 Waste Management, Inc.                137,727,617
                                               ---------------
             ELECTRICAL EQUIPMENT -- 2.1%
   1,231,880 AMETEK, Inc.                          148,983,567
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.2%
   1,175,075 Amphenol Corp., Class A               153,664,558
                                               ---------------
             ENTERTAINMENT -- 2.1%
   1,025,783 Electronic Arts, Inc.                 147,302,439
                                               ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 1.9%
     580,779 Public Storage                        134,119,294
                                               ---------------
             FOOD & STAPLES RETAILING -- 3.9%
     363,961 Costco Wholesale Corp.                137,133,225
     935,124 Walmart, Inc.                         134,798,125
                                               ---------------
                                                   271,931,350
                                               ---------------
             FOOD PRODUCTS -- 5.6%
   2,169,665 General Mills, Inc.                   127,576,302
     902,626 Hershey (The) Co.                     137,497,018
   2,731,565 Hormel Foods Corp.                    127,318,245
                                               ---------------
                                                   392,391,565
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.8%
   3,520,334 Boston Scientific Corp. (a)           126,556,007
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.9%
   1,359,745 AmerisourceBergen Corp.               132,928,671
     410,186 UnitedHealth Group, Inc.              143,844,027
                                               ---------------
                                                   276,772,698
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HOUSEHOLD DURABLES -- 2.3%
   1,365,232 Garmin Ltd.                       $   163,363,661
                                               ---------------
             HOUSEHOLD PRODUCTS -- 1.9%
     937,197 Procter & Gamble (The) Co.            130,401,591
                                               ---------------
             INDUSTRIAL CONGLOMERATES
                -- 6.2%
     791,496 3M Co.                                138,345,586
     773,886 Honeywell International, Inc.         164,605,552
     311,879 Roper Technologies, Inc.              134,447,918
                                               ---------------
                                                   437,399,056
                                               ---------------
             INSURANCE -- 8.1%
   1,461,674 Allstate (The) Corp.                  160,681,823
     635,673 Aon PLC, Class A                      134,298,635
   1,177,323 Marsh & McLennan Cos., Inc.           137,746,791
   1,402,004 Progressive (The) Corp.               138,630,155
                                               ---------------
                                                   571,357,404
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 2.2%
      86,325 Alphabet, Inc., Class A (a)           151,296,648
                                               ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.7%
   2,423,819 eBay, Inc.                            121,796,905
                                               ---------------
             IT SERVICES -- 4.3%
     588,227 Accenture PLC, Class A                153,650,775
     675,729 Visa, Inc., Class A                   147,802,204
                                               ---------------
                                                   301,452,979
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.0%
     243,135 Bio-Rad Laboratories, Inc.,
                Class A (a)                        141,733,117
                                               ---------------
             MACHINERY -- 1.9%
     654,865 Illinois Tool Works, Inc.             133,513,876
                                               ---------------
             MULTILINE RETAIL -- 1.8%
     610,359 Dollar General Corp.                  128,358,498
                                               ---------------
             PERSONAL PRODUCTS -- 2.3%
     603,763 Estee Lauder (The) Cos., Inc.,
                Class A                            160,715,673
                                               ---------------
             PHARMACEUTICALS -- 10.2%
     926,097 Eli Lilly and Co.                     156,362,218
     913,714 Johnson & Johnson                     143,800,309
   1,695,120 Merck & Co., Inc.                     138,660,816
   3,761,574 Pfizer, Inc.                          138,463,539
     827,402 Zoetis, Inc.                          136,935,031
                                               ---------------
                                                   714,221,913
                                               ---------------
             ROAD & RAIL -- 4.1%
   1,689,202 CSX Corp.                             153,295,082
     644,847 Union Pacific Corp.                   134,270,042
                                               ---------------
                                                   287,565,124
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.1%
     883,760 Texas Instruments, Inc.               145,051,529
                                               ---------------

Page 32                 See Notes to Financial Statements


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL -- 1.8%
     883,937 Tractor Supply Co.                $   124,263,863
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.0%
     352,826 W.W. Grainger, Inc.                   144,072,969
                                               ---------------
             TOTAL INVESTMENTS -- 100.0%         7,020,459,005
             (Cost $6,232,762,757) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                  1,449,631
                                               ---------------
             NET ASSETS -- 100.0%              $ 7,021,908,636
                                               ===============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $6,250,274,395. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $842,384,141 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $72,199,531. The net unrealized appreciation was $770,184,610.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 7,020,459,005   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 33


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 2.7%
     357,880 General Dynamics Corp.            $    53,259,702
     289,471 L3Harris Technologies, Inc.            54,715,808
     153,328 Lockheed Martin Corp.                  54,428,374
     179,977 Northrop Grumman Corp.                 54,842,591
     768,817 Raytheon Technologies Corp.            54,978,104
                                               ---------------
                                                   272,224,579
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 1.0%
     572,995 C.H. Robinson Worldwide, Inc.          53,787,040
     310,357 United Parcel Service, Inc.,
                Class B                             52,264,119
                                               ---------------
                                                   106,051,159
                                               ---------------
             AUTOMOBILES -- 1.0%
   1,847,022 Honda Motor Co., Ltd., ADR             52,178,371
     352,926 Toyota Motor Corp., ADR                54,551,772
                                               ---------------
                                                   106,730,143
                                               ---------------
             BANKS -- 5.9%
     691,860 Bank of Hawaii Corp.                   53,010,313
     711,334 Bank of Montreal                       54,082,724
   1,014,076 Bank of Nova Scotia (The)              54,800,667
     616,033 Canadian Imperial Bank of
                Commerce                            52,652,340
     835,493 Commerce Bancshares, Inc.              54,891,890
     433,540 JPMorgan Chase & Co.                   55,089,928
     431,827 M&T Bank Corp.                         54,971,577
     370,424 PNC Financial Services Group
                (The), Inc.                         55,193,176
     663,410 Royal Bank of Canada                   54,439,425
     962,855 Toronto-Dominion (The) Bank            54,324,279
   1,181,635 U.S. Bancorp                           55,052,375
                                               ---------------
                                                   598,508,694
                                               ---------------
             BEVERAGES -- 1.6%
   1,014,268 Coca-Cola (The) Co.                    55,622,457
     339,121 Diageo PLC, ADR                        53,855,806
     368,392 PepsiCo, Inc.                          54,632,534
                                               ---------------
                                                   164,110,797
                                               ---------------
             BIOTECHNOLOGY -- 1.1%
     235,645 Amgen, Inc.                            54,179,498
     914,991 Gilead Sciences, Inc.                  53,307,376
                                               ---------------
                                                   107,486,874
                                               ---------------
             CAPITAL MARKETS -- 4.3%
   1,293,182 Bank of New York Mellon (The)
                Corp.                               54,882,644
      76,648 BlackRock, Inc.                        55,304,598
     593,439 Cboe Global Markets, Inc.              55,261,040
     294,678 CME Group, Inc.                        53,646,130
   2,158,083 Franklin Resources, Inc.               53,930,494
     208,437 Goldman Sachs Group (The), Inc.        54,966,921
     781,950 Houlihan Lokey, Inc.                   52,570,499
     360,308 T. Rowe Price Group, Inc.              54,547,028
                                               ---------------
                                                   435,109,354
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             CHEMICALS -- 3.2%
     202,515 Air Products and Chemicals, Inc.  $    55,331,148
     972,469 Dow, Inc.                              53,972,029
     760,305 DuPont de Nemours, Inc.                54,065,289
     468,662 International Flavors &
                Fragrances, Inc.                    51,009,172
     136,064 NewMarket Corp.                        54,192,931
     732,747 Sensient Technologies Corp.            54,054,746
                                               ---------------
                                                   322,625,315
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
     562,404 Republic Services, Inc.                54,159,505
     459,734 Waste Management, Inc.                 54,216,431
                                               ---------------
                                                   108,375,936
                                               ---------------
             COMMUNICATIONS EQUIPMENT
                -- 1.6%
   1,193,485 Cisco Systems, Inc.                    53,408,454
   2,381,666 Juniper Networks, Inc.                 53,611,302
     324,193 Motorola Solutions, Inc.               55,132,261
                                               ---------------
                                                   162,152,017
                                               ---------------
             CONTAINERS & PACKAGING -- 1.6%
     352,207 Avery Dennison Corp.                   54,630,828
     400,415 Packaging Corp. of America             55,221,233
     901,746 Sonoco Products Co.                    53,428,450
                                               ---------------
                                                   163,280,511
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.1%
   1,846,383 AT&T, Inc.                             53,101,975
   1,256,185 BCE, Inc.                              53,764,718
   2,718,965 TELUS Corp.                            53,835,507
     900,383 Verizon Communications, Inc.           52,897,501
                                               ---------------
                                                   213,599,701
                                               ---------------
             ELECTRIC UTILITIES -- 10.3%
     926,227 ALLETE, Inc.                           57,370,500
   1,064,038 Alliant Energy Corp.                   54,829,878
     652,260 American Electric Power Co., Inc.      54,313,690
   1,196,419 Avangrid, Inc.                         54,377,244
     601,161 Duke Energy Corp.                      55,042,301
     552,086 Entergy Corp.                          55,120,266
   1,014,846 Evergy, Inc.                           56,334,102
     639,873 Eversource Energy                      55,355,413
   1,321,577 Fortis, Inc.                           53,946,773
   1,530,829 Hawaiian Electric Industries,
                Inc.                                54,176,038
     570,009 IDACORP, Inc.                          54,737,964
     773,928 MGE Energy, Inc.                       54,198,178
     719,940 NextEra Energy, Inc.                   55,543,371
   1,756,761 OGE Energy Corp.                       55,970,406
   1,291,621 Otter Tail Corp.                       55,035,971
     693,020 Pinnacle West Capital Corp.            55,406,949
   2,005,380 PPL Corp.                              56,551,716
     892,727 Southern (The) Co.                     54,840,220
     819,146 Xcel Energy, Inc.                      54,612,464
                                               ---------------
                                                 1,047,763,444
                                               ---------------

Page 34                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT -- 2.1%
   1,954,879 ABB Ltd., ADR                     $    54,658,417
     664,809 Emerson Electric Co.                   53,430,699
     341,168 Hubbell, Inc.                          53,491,731
     214,805 Rockwell Automation, Inc.              53,875,242
                                               ---------------
                                                   215,456,089
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.6%
   1,598,438 Avnet, Inc.                            56,121,158
   1,489,947 Corning, Inc.                          53,638,092
     457,614 TE Connectivity Ltd.                   55,403,327
                                               ---------------
                                                   165,162,577
                                               ---------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 3.8%
     243,716 American Tower Corp.                   54,704,493
     551,067 Camden Property Trust                  55,062,615
     349,495 Crown Castle International Corp.       55,636,109
     623,633 Federal Realty Investment Trust        53,083,641
     429,886 Mid-America Apartment
                Communities, Inc.                   54,462,257
     550,781 Prologis, Inc.                         54,890,835
     234,195 Public Storage                         54,082,651
                                               ---------------
                                                   381,922,601
                                               ---------------
             FOOD PRODUCTS -- 4.8%
   1,084,943 Archer-Daniels-Midland Co.             54,691,977
   1,108,520 Campbell Soup Co.                      53,596,942
     908,013 General Mills, Inc.                    53,391,164
     357,901 Hershey (The) Co.                      54,519,059
   1,124,340 Hormel Foods Corp.                     52,405,487
     468,297 J.M. Smucker (The) Co.                 54,135,133
     870,534 Kellogg Co.                            54,173,331
     313,124 Lancaster Colony Corp.                 57,530,273
     928,635 Mondelez International, Inc.,
                Class A                             54,297,289
                                               ---------------
                                                   488,740,655
                                               ---------------
             GAS UTILITIES -- 3.8%
     582,087 Atmos Energy Corp.                     55,548,562
     518,124 Chesapeake Utilities Corp.             56,066,198
   1,597,009 New Jersey Resources Corp.             56,773,670
   1,195,350 Northwest Natural Holding Co.          54,974,147
     707,766 ONE Gas, Inc.                          54,335,196
     874,793 Spire, Inc.                            56,021,744
   1,561,623 UGI Corp.                              54,594,340
                                               ---------------
                                                   388,313,857
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.1%
     495,551 Abbott Laboratories                    54,257,879
     468,008 Medtronic PLC                          54,822,457
                                               ---------------
                                                   109,080,336
                                               ---------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 2.1%
     548,414 AmerisourceBergen Corp.                53,612,953
     779,561 CVS Health Corp.                       53,244,016

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HEALTH CARE PROVIDERS &
                SERVICES (CONTINUED)
   1,293,497 Fresenius Medical Care AG &
                Co. KGaA, ADR                  $    53,757,735
     443,260 Quest Diagnostics, Inc.                52,823,294
                                               ---------------
                                                   213,437,998
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.1%
     253,056 McDonald's Corp.                       54,300,757
     520,339 Starbucks Corp.                        55,665,866
                                               ---------------
                                                   109,966,623
                                               ---------------
             HOUSEHOLD DURABLES -- 0.5%
     453,234 Garmin Ltd.                            54,233,980
                                               ---------------
             HOUSEHOLD PRODUCTS -- 2.1%
     264,576 Clorox (The) Co.                       53,423,186
     627,872 Colgate-Palmolive Co.                  53,689,335
     399,016 Kimberly-Clark Corp.                   53,799,327
     389,495 Procter & Gamble (The) Co.             54,194,334
                                               ---------------
                                                   215,106,182
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 1.1%
     304,931 3M Co.                                 53,298,889
     254,268 Honeywell International, Inc.          54,082,804
                                               ---------------
                                                   107,381,693
                                               ---------------
             INSURANCE -- 7.0%
   1,228,805 Aflac, Inc.                            54,644,958
     504,504 Allstate (The) Corp.                   55,460,125
     409,446 Assurant, Inc.                         55,774,734
   1,068,495 Axis Capital Holdings Ltd.             53,841,463
     352,972 Chubb Ltd.                             54,329,450
   1,393,435 CNA Financial Corp.                    54,288,228
     215,570 Erie Indemnity Co., Class A            52,943,992
     233,759 Everest Re Group Ltd.                  54,720,644
     462,831 Hanover Insurance Group (The),
                Inc.                                54,114,200
   1,127,655 Hartford Financial Services
                Group (The), Inc.                   55,232,542
     465,565 Marsh & McLennan Cos., Inc.            54,471,105
   1,236,749 Sun Life Financial, Inc.               54,985,861
     387,719 Travelers (The) Cos., Inc.             54,424,116
                                               ---------------
                                                   709,231,418
                                               ---------------
             IT SERVICES -- 2.7%
     773,593 Amdocs Ltd.                            54,870,952
     301,782 Automatic Data Processing, Inc.        53,173,988
   3,362,439 Infosys Ltd., ADR                      56,993,341
     434,098 International Business Machines
                Corp.                               54,644,256
     554,549 Paychex, Inc.                          51,672,876
                                               ---------------
                                                   271,355,413
                                               ---------------
             MACHINERY -- 3.2%
     297,311 Caterpillar, Inc.                      54,116,548
     238,357 Cummins, Inc.                          54,130,875
     432,420 Dover Corp.                            54,593,025
     262,747 Illinois Tool Works, Inc.              53,568,858
     450,794 Lincoln Electric Holdings, Inc.        52,404,803

                        See Notes to Financial Statements                Page 35


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
     315,620 Snap-on, Inc.                     $    54,015,207
                                               ---------------
                                                   322,829,316
                                               ---------------
             MEDIA -- 1.1%
   1,063,404 Comcast Corp., Class A                 55,722,370
   3,074,838 Shaw Communications, Inc.,
                Class B                             53,994,155
                                               ---------------
                                                   109,716,525
                                               ---------------
             MULTILINE RETAIL -- 0.5%
     311,852 Target Corp.                           55,051,234
                                               ---------------
             MULTI-UTILITIES -- 7.1%
     694,906 Ameren Corp.                           54,244,362
   1,398,529 Avista Corp.                           56,136,954
     915,929 Black Hills Corp.                      56,283,837
     923,513 CMS Energy Corp.                       56,343,528
     765,740 Consolidated Edison, Inc.              55,340,030
     718,784 Dominion Energy, Inc.                  54,052,557
     452,624 DTE Energy Co.                         54,953,080
   2,139,125 MDU Resources Group, Inc.              56,344,552
   2,487,858 NiSource, Inc.                         57,071,463
     974,775 NorthWestern Corp.                     56,839,130
     948,530 Public Service Enterprise Group,
                Inc.                                55,299,299
     422,725 Sempra Energy                          53,859,392
     594,757 WEC Energy Group, Inc.                 54,735,487
                                               ---------------
                                                   721,503,671
                                               ---------------
             PERSONAL PRODUCTS -- 0.5%
     922,393 Unilever PLC, ADR                      55,675,642
                                               ---------------
             PHARMACEUTICALS -- 5.4%
   1,078,170 AstraZeneca PLC, ADR                   53,897,718
     863,791 Bristol-Myers Squibb Co.               53,580,956
     317,358 Eli Lilly and Co.                      53,582,725
   1,478,843 GlaxoSmithKline PLC, ADR               54,421,423
     350,047 Johnson & Johnson                      55,090,397
     675,543 Merck & Co., Inc.                      55,259,417
     605,517 Novartis AG, ADR                       57,178,970
     744,976 Novo Nordisk A/S, ADR                  52,036,574
   1,432,951 Pfizer, Inc.                           52,746,926
   1,139,165 Sanofi, ADR                            55,352,027
                                               ---------------
                                                   543,147,133
                                               ---------------
             PROFESSIONAL SERVICES -- 1.1%
     863,512 Robert Half International, Inc.        53,952,230
     669,129 Thomson Reuters Corp.                  54,794,974
                                               ---------------
                                                   108,747,204
                                               ---------------
             ROAD & RAIL -- 1.6%
     490,556 Canadian National Railway Co.          53,887,576
     232,744 Norfolk Southern Corp.                 55,302,302
     264,526 Union Pacific Corp.                    55,079,604
                                               ---------------
                                                   164,269,482
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.2%
     375,647 Analog Devices, Inc.                   55,494,331
   1,155,385 Intel Corp.                            57,561,281

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     510,955 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR   $    55,714,533
     329,765 Texas Instruments, Inc.                54,124,330
                                               ---------------
                                                   222,894,475
                                               ---------------
             SOFTWARE -- 1.1%
   1,193,485 Open Text Corp.                        54,255,828
     427,415 SAP SE, ADR                            55,730,642
                                               ---------------
                                                   109,986,470
                                               ---------------
             SPECIALTY RETAIL -- 0.5%
     197,657 Home Depot (The), Inc.                 52,501,652
                                               ---------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.5%
   2,705,235 Canon, Inc., ADR                       52,508,611
                                               ---------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.6%
   1,079,695 Fastenal Co.                           52,721,507
     623,486 MSC Industrial Direct Co., Inc.,
                Class A                             52,615,983
     232,571 Watsco, Inc.                           52,688,960
                                               ---------------
                                                   158,026,450
                                               ---------------
             WATER UTILITIES -- 1.1%
     700,179 American States Water Co.              55,671,232
   1,183,207 Essential Utilities, Inc.              55,953,859
                                               ---------------
                                                   111,625,091
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.1%
   1,901,443 China Mobile Ltd., ADR                 54,267,183
   1,161,647 Rogers Communications, Inc.,
                Class B                             54,121,134
                                               ---------------
                                                   108,388,317
                                               ---------------
             TOTAL INVESTMENTS -- 99.9%         10,134,279,219
             (Cost $9,007,212,291) (a)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                 14,925,173
                                               ---------------
             NET ASSETS -- 100.0%              $10,149,204,392
                                               ===============

(a)   Aggregate cost for federal income tax purposes is $9,342,959,542. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,011,879,660 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $220,559,983. The net unrealized appreciation was $791,319,677.

ADR   - American Depositary Receipt

Page 36                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $10,134,279,219   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2020


                                                                            FIRST TRUST        FIRST TRUST       FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        US EQUITY
                                                                              MICROCAP      DIVIDEND LEADERS    OPPORTUNITIES
                                                                             INDEX FUND        INDEX FUND            ETF
                                                                               (FDM)              (FDL)             (FPX)
                                                                          ----------------  -----------------  ----------------

ASSETS:
Investments, at value...............................................       $  129,688,890    $ 1,391,815,948    $2,024,149,559
Cash................................................................               51,645            855,806         3,666,391
Receivables:
      Dividends.....................................................               74,557          4,326,646           360,599
      Investment securities sold....................................               66,903          3,502,643                --
      Capital shares sold...........................................                   --                 --                --
      Securities lending income.....................................               11,403                 --           256,946
      Reclaims......................................................                   --                 --                --
Prepaid expenses....................................................                  820             10,169            12,223
                                                                           --------------    ---------------    --------------
      Total Assets..................................................          129,894,218      1,400,511,212     2,028,445,718
                                                                           --------------    ---------------    --------------
LIABILITIES:
Payables:
      Collateral for securities on loan.............................            7,225,782                 --        80,563,223
      Investment securities purchased...............................               67,247                 --                --
      Investment advisory fees......................................               39,755            376,769           663,043
      Audit and tax fees............................................               21,925             21,925            22,335
      Licensing fees................................................               17,400            304,486           427,287
      Shareholder reporting fees....................................                8,516             44,817            44,383
      Trustees' fees................................................                   60                151                51
Other liabilities...................................................               31,261            280,547           352,724
                                                                           --------------    ---------------    --------------
      Total Liabilities.............................................            7,411,946          1,028,695        82,073,046
                                                                           --------------    ---------------    --------------
NET ASSETS..........................................................       $  122,482,272    $ 1,399,482,517    $1,946,372,672
                                                                           ==============    ===============    ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $  154,538,836    $ 1,653,621,178    $1,641,466,389
Par value...........................................................               25,550            473,000           164,500
Accumulated distributable earnings (loss)...........................          (32,082,114)      (254,611,661)      304,741,783
                                                                           --------------    ---------------    --------------
NET ASSETS..........................................................       $  122,482,272    $ 1,399,482,517    $1,946,372,672
                                                                           ==============    ===============    ==============
NET ASSET VALUE, per share..........................................       $        47.94    $         29.59    $       118.32
                                                                           ==============    ===============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................            2,555,000         47,300,002        16,450,002
                                                                           ==============    ===============    ==============
Investments, at cost................................................       $  113,417,548    $ 1,249,525,847    $1,445,880,844
                                                                           ==============    ===============    ==============
Securities on loan, at value........................................       $    6,969,901    $            --    $   75,604,345
                                                                           ==============    ===============    ==============


Page 38                 See Notes to Financial Statements



  FIRST TRUST          FIRST TRUST           FIRST TRUST          FIRST TRUST
   NYSE ARCA            DOW JONES              CAPITAL           VALUE LINE(R)
 BIOTECHNOLOGY           INTERNET             STRENGTH             DIVIDEND
   INDEX FUND           INDEX FUND               ETF              INDEX FUND
     (FBT)                (FDN)                (FTCS)                (FVD)
----------------    ------------------    -----------------    -----------------

 $2,042,456,570      $ 11,082,207,908      $ 7,020,459,005      $10,134,279,219
      1,728,683                    --              803,141            5,340,059

             --                    --            5,003,976           17,870,986
             --                    --                   --                   --
             --                    --                   --            3,509,309
             --                    --                   --                   --
          1,830                    --                   --              926,939
         15,714                81,254               48,996               71,545
 --------------      ----------------      ---------------      ---------------
  2,044,202,797        11,082,289,162        7,026,315,118       10,161,998,057
 --------------      ----------------      ---------------      ---------------

             --                    --                   --                   --
             --                    --                   --            3,504,391
        692,409             3,785,004            2,902,627            4,468,538
         21,925                21,925               22,335               22,050
        822,501             1,613,578               52,435            3,056,599
         82,856               322,895              164,108              287,447
            171                   238                   --                  512
        409,606             1,516,637            1,264,977            1,454,128
 --------------      ----------------      ---------------      ---------------
      2,029,468             7,260,277            4,406,482           12,793,665
 --------------      ----------------      ---------------      ---------------
 $2,042,173,329      $ 11,075,028,885      $ 7,021,908,636      $10,149,204,392
 ==============      ================      ===============      ===============

 $2,333,295,032      $  8,329,833,340      $ 6,516,798,610      $10,054,210,931
        121,500               521,500            1,039,500            2,891,909
   (291,243,203)        2,744,674,045          504,070,526           92,101,552
 --------------      ----------------      ---------------      ---------------
 $2,042,173,329      $ 11,075,028,885      $ 7,021,908,636      $10,149,204,392
 ==============      ================      ===============      ===============
 $       168.08      $         212.37      $         67.55      $         35.10
 ==============      ================      ===============      ===============

     12,150,002            52,150,002          103,950,002          289,190,884
 ==============      ================      ===============      ===============
 $2,024,495,337      $  7,745,947,967      $ 6,232,762,757      $ 9,007,212,291
 ==============      ================      ===============      ===============
 $           --      $             --      $            --      $            --
 ==============      ================      ===============      ===============


                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020


                                                                            FIRST TRUST        FIRST TRUST       FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        US EQUITY
                                                                              MICROCAP      DIVIDEND LEADERS    OPPORTUNITIES
                                                                             INDEX FUND        INDEX FUND            ETF
                                                                               (FDM)              (FDL)             (FPX)
                                                                          ----------------  -----------------  ----------------

INVESTMENT INCOME:
Dividends...........................................................       $    2,561,337    $    72,632,818    $   11,041,860
Securities lending income (net of fees).............................              225,101                 --           751,628
Foreign withholding tax.............................................                   --                 --           (59,908)
                                                                           --------------    ---------------    --------------
      Total investment income.......................................            2,786,438         72,632,818        11,733,580
                                                                           --------------    ---------------    --------------
EXPENSES:
Investment advisory fees............................................              562,305          4,205,879         5,637,673
Licensing fees......................................................               91,382          1,267,745         1,412,851
Accounting and administration fees..................................               60,529            662,259           665,612
Shareholder reporting fees..........................................               25,260            100,654           100,810
Audit and tax fees..................................................               22,283             22,286            22,700
Custodian fees......................................................               12,310             78,370           102,011
Listing fees........................................................                7,813             13,625             7,813
Trustees' fees and expenses.........................................                6,786              7,917             7,925
Transfer agent fees.................................................                5,623             60,049            60,231
Legal fees..........................................................                3,040             34,427            34,418
Registration and filing fees........................................                   --            (14,127)            6,052
Expenses previously waived or reimbursed............................                   --                 --                --
Other expenses......................................................                4,775             32,569            25,441
                                                                           --------------    ---------------    --------------
      Total expenses................................................              802,106          6,471,653         8,083,537
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................             (127,387)          (162,827)               --
                                                                           --------------    ---------------    --------------
      Net expenses..................................................              674,719          6,308,826         8,083,537
                                                                           --------------    ---------------    --------------
NET INVESTMENT INCOME (LOSS)........................................            2,111,719         66,323,992         3,650,043
                                                                           --------------    ---------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (22,720,174)      (285,298,072)     (147,346,237)
      In-kind redemptions...........................................           (6,640,703)        21,565,100       328,815,158
      Foreign currency transactions.................................                   --                 --                --
                                                                           --------------    ---------------    --------------
Net realized gain (loss)............................................          (29,360,877)      (263,732,972)      181,468,921
                                                                           --------------    ---------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................            7,286,636         33,378,185       391,055,130
      Foreign currency translation..................................                   --                 --                --
                                                                           --------------    ---------------    --------------
Net change in unrealized appreciation (depreciation)................            7,286,636         33,378,185       391,055,130
                                                                           --------------    ---------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          (22,074,241)      (230,354,787)      572,524,051
                                                                           --------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $  (19,962,522)   $  (164,030,795)   $  576,174,094
                                                                           ==============    ===============    ==============


Page 40                 See Notes to Financial Statements



  FIRST TRUST          FIRST TRUST           FIRST TRUST          FIRST TRUST
   NYSE ARCA            DOW JONES              CAPITAL           VALUE LINE(R)
 BIOTECHNOLOGY           INTERNET             STRENGTH             DIVIDEND
   INDEX FUND           INDEX FUND               ETF              INDEX FUND
     (FBT)                (FDN)                (FTCS)                (FVD)
----------------    ------------------    -----------------    -----------------


 $    5,315,335      $     28,961,738      $    84,014,729      $   295,995,245
         40,289                33,342                   --                   --
       (206,373)                   --                   --           (6,495,356)
 --------------      ----------------      ---------------      ---------------
      5,149,251            28,995,080           84,014,729          289,499,889
 --------------      ----------------      ---------------      ---------------

      7,696,122            36,565,617           25,305,564           45,646,229
      1,539,221             5,570,288                   --           11,531,435
        870,960             2,783,173            1,825,266            2,781,187
        143,886               632,976              365,338              663,899
         22,250                22,201               22,644               22,727
        138,158               683,431              346,517              536,617
          7,813                13,625                3,481                6,375
          7,945                13,715               11,200               15,588
         73,095               253,518              151,520              253,229
         42,100               224,732              130,438              234,352
         10,245               (51,861)             253,783               52,856
             --                    --                   --            2,012,539
         51,223               176,556               61,689              144,508
 --------------      ----------------      ---------------      ---------------
     10,603,018            46,887,971           28,477,440           63,901,541

             --                    --                   --                   --
 --------------      ----------------      ---------------      ---------------
     10,603,018            46,887,971           28,477,440           63,901,541
 --------------      ----------------      ---------------      ---------------
     (5,453,767)          (17,892,891)          55,537,289          225,598,348
 --------------      ----------------      ---------------      ---------------

      3,675,677          (200,004,533)        (192,685,013)        (839,951,091)
     52,519,591         1,660,880,581          664,217,608          392,953,957
             --                    --                   --               14,897
 --------------      ----------------      ---------------      ---------------
     56,195,268         1,460,876,048          471,532,595         (446,982,237)
 --------------      ----------------      ---------------      ---------------

    153,873,484         2,472,751,255          416,336,797           94,895,427
             --                    --                   --                  321
 --------------      ----------------      ---------------      ---------------
    153,873,484         2,472,751,255          416,336,797           94,895,748
 --------------      ----------------      ---------------      ---------------
    210,068,752         3,933,627,303          887,869,392         (352,086,489)
 --------------      ----------------      ---------------      ---------------

 $  204,614,985      $  3,915,734,412      $   943,406,681      $  (126,488,141)
 ==============      ================      ===============      ===============


                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       FIRST TRUST                         FIRST TRUST
                                                                    DOW JONES SELECT                       MORNINGSTAR
                                                                        MICROCAP                        DIVIDEND LEADERS
                                                                       INDEX FUND                          INDEX FUND
                                                                          (FDM)                               (FDL)
                                                             ---------------------------------   ---------------------------------
                                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                               12/31/2020        12/31/2019        12/31/2020        12/31/2019
                                                             ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)...............................  $     2,111,719   $     2,079,317   $    66,323,992   $    66,591,771
Net realized gain (loss)...................................      (29,360,877)       (1,179,414)     (263,732,972)      108,400,969
Net change in unrealized appreciation (depreciation).......        7,286,636        34,653,114        33,378,185       175,674,288
                                                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations.........................................      (19,962,522)       35,553,017      (164,030,795)      350,667,028
                                                             ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations......................................       (2,126,197)       (2,210,947)      (66,635,153)      (66,393,993)
                                                             ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................       29,127,047        15,130,878        83,773,486       829,094,807
Proceeds from shares acquired through reorganization.......               --                --                --                --
Cost of shares redeemed....................................      (40,623,522)      (31,182,294)     (294,624,818)     (658,851,143)
                                                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...........................      (11,496,475)      (16,051,416)     (210,851,332)      170,243,664
                                                             ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets....................      (33,585,194)       17,290,654      (441,517,280)      454,516,699

NET ASSETS:
Beginning of period........................................      156,067,466       138,776,812     1,840,999,797     1,386,483,098
                                                             ---------------   ---------------   ---------------   ---------------
End of period..............................................  $   122,482,272   $   156,067,466   $ 1,399,482,517   $ 1,840,999,797
                                                             ===============   ===============   ===============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................        3,055,000         3,405,000        56,500,002        50,900,002
Shares sold................................................          700,000           350,000         2,750,000        27,200,000
Shares issued through reorganization.......................               --                --                --                --
Shares redeemed............................................       (1,200,000)         (700,000)      (11,950,000)      (21,600,000)
                                                             ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period..........................        2,555,000         3,055,000        47,300,002        56,500,002
                                                             ===============   ===============   ===============   ===============


Page 42                 See Notes to Financial Statements



           FIRST TRUST                         FIRST TRUST                         FIRST TRUST
            US EQUITY                           NYSE ARCA                           DOW JONES
          OPPORTUNITIES                       BIOTECHNOLOGY                         INTERNET
               ETF                             INDEX FUND                          INDEX FUND
              (FPX)                               (FBT)                               (FDN)
---------------------------------   ---------------------------------   ---------------------------------
  Year Ended        Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
  12/31/2020        12/31/2019        12/31/2020        12/31/2019        12/31/2020        12/31/2019
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


$     3,650,043   $     9,263,022   $    (5,453,767)  $    (6,153,199)  $   (17,892,891)  $    (8,155,804)
    181,468,921       128,157,116        56,195,268       (42,772,697)    1,460,876,048       746,461,868
    391,055,130       143,968,501       153,873,484       349,806,878     2,472,751,255       565,699,634
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    576,174,094       281,388,639       204,614,985       300,880,982     3,915,734,412     1,304,005,698
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     (5,290,041)       (8,578,921)               --                --                --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    978,879,034       653,706,904       403,631,644       632,970,959     3,121,562,471     1,828,355,646
             --                --                --                --                --                --
   (934,225,504)     (508,160,193)     (367,000,398)   (1,475,137,653)   (3,815,634,985)   (2,295,801,572)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     44,653,530       145,546,711        36,631,246      (842,166,694)     (694,072,514)     (467,445,926)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    615,537,583       418,356,429       241,246,231      (541,285,712)    3,221,661,898       836,559,772

  1,330,835,089       912,478,660     1,800,927,098     2,342,212,810     7,853,366,987     7,016,807,215
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$ 1,946,372,672   $ 1,330,835,089   $ 2,042,173,329   $ 1,800,927,098   $11,075,028,885   $ 7,853,366,987
===============   ===============   ===============   ===============   ===============   ===============

     16,550,002        14,700,002        12,100,002        18,850,002        56,450,002        60,150,002
     10,100,000         8,350,000         2,550,000         4,500,000        18,050,000        13,050,000
             --                --                --                --                --                --
    (10,200,000)       (6,500,000)       (2,500,000)      (11,250,000)      (22,350,000)      (16,750,000)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     16,450,002        16,550,002        12,150,002        12,100,002        52,150,002        56,450,002
===============   ===============   ===============   ===============   ===============   ===============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                         FIRST TRUST
                                                                     CAPITAL STRENGTH                 VALUE LINE(R) DIVIDEND
                                                                            ETF                             INDEX FUND
                                                                          (FTCS)                               (FVD)
                                                             ---------------------------------   ---------------------------------
                                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                               12/31/2020        12/31/2019        12/31/2020        12/31/2019
                                                             ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)...............................  $    55,537,289   $    35,758,498   $   225,598,348   $   158,448,987
Net realized gain (loss)...................................      471,532,595        61,717,317      (446,982,237)      163,734,814
Net change in unrealized appreciation (depreciation).......      416,336,797       431,591,119        94,895,748     1,138,085,515
                                                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations.........................................      943,406,681       529,066,934      (126,488,141)    1,460,269,316
                                                             ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations......................................      (55,671,376)      (35,558,152)     (231,083,030)     (157,857,442)
                                                             ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................    6,487,496,472     2,682,671,848     3,432,557,406     5,710,878,170
Proceeds from shares acquired through reorganization.......               --                --        36,820,323                --
Cost of shares redeemed....................................   (3,745,945,946)   (1,159,688,922)   (2,627,820,910)   (1,722,554,194)
                                                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...........................    2,741,550,526     1,522,982,926       841,556,819     3,988,323,976
                                                             ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets....................    3,629,285,831     2,016,491,708       483,985,648     5,290,735,850

NET ASSETS:
Beginning of period........................................    3,392,622,805     1,376,131,097     9,665,218,744     4,374,482,894
                                                             ---------------   ---------------   ---------------   ---------------
End of period..............................................  $ 7,021,908,636   $ 3,392,622,805   $10,149,204,392   $ 9,665,218,744
                                                             ===============   ===============   ===============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................       56,200,002        28,500,002       268,287,986       150,487,986
Shares sold................................................      107,300,000        48,400,000       100,550,000       169,450,000
Shares issued through reorganization.......................               --                --         1,052,898                --
Shares redeemed............................................      (59,550,000)      (20,700,000)      (80,700,000)      (51,650,000)
                                                             ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period..........................      103,950,002        56,200,002       289,190,884       268,287,986
                                                             ===============   ===============   ===============   ===============


Page 44                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      51.09   $      40.76   $      47.21   $      43.98   $      32.92
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.80           0.66           0.56           0.42           0.49
Net realized and unrealized gain (loss)              (3.15)         10.37          (6.50)          3.27          11.07
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     (2.35)         11.03          (5.94)          3.69          11.56
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.80)         (0.70)         (0.51)         (0.46)         (0.50)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      47.94   $      51.09   $      40.76   $      47.21   $      43.98
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     (4.25)%        27.25%        (12.68)%         8.44%         35.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    122,482   $    156,067   $    138,777   $     97,012   $    116,776
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.71%          0.70%          0.73%          0.71%          0.75%
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 1.88%          1.42%          1.29%          0.89%          1.52%
Portfolio turnover rate (b)                             95%            64%            75%            55%            48%

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      32.58   $      27.24   $      30.06   $      27.75   $      23.69
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.32           1.22           1.09           0.93           0.82
Net realized and unrealized gain (loss)              (2.98)          5.34          (2.83)          2.34           4.05
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     (1.66)          6.56          (1.74)          3.27           4.87
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.33)         (1.22)         (1.08)         (0.96)         (0.81)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      29.59   $      32.58   $      27.24   $      30.06   $      27.75
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     (4.42)%        24.36%         (5.87)%        11.93%         20.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  1,399,483   $  1,841,000   $  1,386,483   $  1,719,299   $  1,778,464
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.46%          0.46%          0.47%          0.47%          0.48%
Ratio of net expenses to average net
   assets                                             0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                                 4.73%          4.06%          3.70%          3.18%          3.27%
Portfolio turnover rate (b)                             63%            39%            39%            43%            50%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      80.41   $      62.07   $      68.18   $      54.10   $      51.11
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.24           0.58           0.52           0.43           0.31
Net realized and unrealized gain (loss)              38.01          18.30          (6.08)         14.12           3.10
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     38.25          18.88          (5.56)         14.55           3.41
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.34)         (0.54)         (0.55)         (0.47)         (0.42)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $     118.32   $      80.41   $      62.07   $      68.18   $      54.10
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     47.76%         30.45%         (8.22)%        26.96%          6.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  1,946,373   $  1,330,835   $    912,479   $    981,732   $    614,024
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.57%          0.58%          0.59%          0.59%          0.60%
Ratio of net expenses to average net
   assets                                             0.57%          0.58%          0.59%          0.59%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.26%          0.79%          0.74%          0.71%          0.58%
Portfolio turnover rate (b)                             75%            81%            57%            31%            41%

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $     148.84   $     124.26   $     124.52   $      90.89   $     113.06
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.45)         (0.51)         (0.22)         (0.08)         (0.32)
Net realized and unrealized gain (loss)              19.69          25.09          (0.04)         33.71         (21.85)
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     19.24          24.58          (0.26)         33.63         (22.17)
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $     168.08   $     148.84   $     124.26   $     124.52   $      90.89
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     12.93%         19.78%         (0.21)%        36.99%        (19.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  2,042,173   $  1,800,927   $  2,342,213   $  1,207,811   $    804,385
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.55%          0.55%          0.57%          0.56%          0.56%
Ratio of net expenses to average net
   assets                                             0.55%          0.55%          0.57%          0.56%          0.56%
Ratio of net investment income (loss) to
   average net assets                                (0.28)%        (0.25)%        (0.21)%        (0.08)%        (0.27)%
Portfolio turnover rate (b)                             26%            31%            37%            36%            42%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 46                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $     139.12   $     116.66   $     109.82   $      79.79   $      74.64
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.34)         (0.14)         (0.35)         (0.28)         (0.27)
Net realized and unrealized gain (loss)              73.59          22.60           7.19          30.31           5.42
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     73.25          22.46           6.84          30.03           5.15
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $     212.37   $     139.12   $     116.66   $     109.82   $      79.79
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     52.65%         19.26%          6.23%         37.62%          6.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 11,075,029   $  7,853,367   $  7,016,807   $  5,490,820   $  3,486,734
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.51%          0.52%          0.52%          0.53%          0.54%
Ratio of net expenses to average net
   assets                                             0.51%          0.52%          0.52%          0.53%          0.54%
Ratio of net investment income (loss) to
   average net assets                                (0.20)%        (0.10)%        (0.27)%        (0.32)%        (0.35)%
Portfolio turnover rate (b)                             39%            28%            21%            22%            21%

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      60.37   $      48.29   $      50.95   $      40.79   $      38.12
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.63           0.76           0.60           0.59           0.58
Net realized and unrealized gain (loss)               7.18          12.08          (2.65)         10.16           2.67
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                      7.81          12.84          (2.05)         10.75           3.25
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.63)         (0.76)         (0.61)         (0.59)         (0.58)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      67.55   $      60.37   $      48.29   $      50.95   $      40.79
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     13.07%         26.72%         (4.09)%        26.49%          8.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  7,021,909   $  3,392,623   $  1,376,131   $    624,099   $    320,190
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.56%          0.58%          0.60%          0.61%          0.64%
Ratio of net expenses to average net
   assets                                             0.56%          0.58%          0.60%          0.61%          0.64%
Ratio of net investment income (loss) to
   average net assets                                 1.10%          1.46%          1.30%          1.33%          1.55%
Portfolio turnover rate (b)                            133%           125%           117%            85%            85%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      36.03   $      29.07   $      30.84   $      28.02   $      23.86
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.79           0.73           0.73           0.63           0.56
Net realized and unrealized gain (loss)              (0.91)          6.96          (1.77)          2.84           4.17
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     (0.12)          7.69          (1.04)          3.47           4.73
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.81)         (0.73)         (0.73)         (0.65)         (0.57)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      35.10   $      36.03   $      29.07   $      30.84   $      28.02
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     (0.04)%        26.60%         (3.44)%        12.48%         19.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 10,149,204   $  9,665,219   $  4,374,483   $  4,194,830   $  2,892,982
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70%          0.71%          0.72%          0.72%          0.73%
Ratio of net expenses to average net
   assets                                             0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                                 2.47%          2.36%          2.40%          2.19%          2.31%
Portfolio turnover rate (b)                             86%            53%            58%            50%            60%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 48                  See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds. This report covers the seven funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc. ("NYSE
         Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
         "FDL")
      First Trust US Equity Opportunities ETF - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT")
      First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF -- (The Nasdaq Stock Market LLC
         ("Nasdaq") ticker "FTCS")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US Equity Opportunities ETF                         IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(SM)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

                                                                         Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available.
The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2020, only
FDM and FPX had securities in the securities lending program. During the fiscal year ended December 31, 2020, FDM, FPX, FBT, and FDN participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                                                                         Page 51


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2020, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $      2,126,197      $           --      $            --
First Trust Morningstar Dividend Leaders Index Fund                         66,635,153                  --                   --
First Trust US Equity Opportunities ETF                                      5,290,041                  --                   --
First Trust NYSE Arca Biotechnology Index Fund                                      --                  --                   --
First Trust Dow Jones Internet Index Fund                                           --                  --                   --
First Trust Capital Strength ETF                                            55,671,376                  --                   --
First Trust Value Line(R) Dividend Index Fund                              231,083,030                  --                   --


The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2019 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $      2,210,947      $           --      $            --
First Trust Morningstar Dividend Leaders Index Fund                         66,393,993                  --                   --
First Trust US Equity Opportunities ETF                                      8,578,921                  --                   --
First Trust NYSE Arca Biotechnology Index Fund                                      --                  --                   --
First Trust Dow Jones Internet Index Fund                                           --                  --                   --
First Trust Capital Strength ETF                                            35,558,152                  --                   --
First Trust Value Line(R) Dividend Index Fund                              157,857,442                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $         90,691      $  (46,311,470)     $    14,138,665
First Trust Morningstar Dividend Leaders Index Fund                            425,955        (362,640,978)         107,603,362
First Trust US Equity Opportunities ETF                                             --        (266,483,167)         571,224,950
First Trust NYSE Arca Biotechnology Index Fund                                      --        (248,674,487)         (42,568,716)
First Trust Dow Jones Internet Index Fund                                           --        (420,915,508)       3,165,589,553
First Trust Capital Strength ETF                                                66,259        (266,180,343)         770,184,610
First Trust Value Line(R) Dividend Index Fund                                       --        (699,218,855)         791,320,407


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of December 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                          Non-Expiring Capital
                                                           Loss Carryforwards
                                                          ---------------------
First Trust Dow Jones Select MicroCap Index Fund            $      46,311,470
First Trust Morningstar Dividend Leaders Index Fund               362,640,978
First Trust US Equity Opportunities ETF                           266,483,167
First Trust NYSE Arca Biotechnology Index Fund                    248,674,487
First Trust Dow Jones Internet Index Fund                         420,915,508
First Trust Capital Strength ETF                                  266,180,343
First Trust Value Line(R) Dividend Index Fund*                    699,218,855


* $11,006,415 of First Trust Value Line(R) Dividend Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,521 per year.

During the taxable year ended December 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                              Capital Loss
                                                          Carryforward Utilized
                                                          ---------------------
First Trust NYSE Arca Biotechnology Index Fund              $      18,664,932


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Funds had no net late year ordinary or capital losses.

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2020, the adjustments for each Fund were as follows:


                                                                                             Accumulated
                                                                        Accumulated          Net Realized
                                                                       Net Investment        Gain (Loss)
                                                                       Income (Loss)        on Investments      Paid-in Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $         36,413      $    8,167,163      $    (8,203,576)
First Trust Morningstar Dividend Leaders Index Fund                            319,046          (2,392,792)           2,073,746
First Trust US Equity Opportunities ETF                                        864,987        (319,511,045)         318,646,058
First Trust NYSE Arca Biotechnology Index Fund                               5,453,767         (37,953,910)          32,500,143
First Trust Dow Jones Internet Index Fund                                   17,892,891      (1,610,177,656)       1,592,284,765
First Trust Capital Strength ETF                                                    --        (657,706,956)         657,706,956
First Trust Value Line(R) Dividend Index Fund                                4,896,592        (343,881,166)         338,984,574


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                S&P Dow Jones Indices LLC
First Trust Morningstar Dividend Leaders Index Fund             Morningstar, Inc.
First Trust US Equity Opportunities ETF                         IPOX(R) Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund                  ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund                       S&P Dow Jones Indices LLC
First Trust Capital Strength ETF                                Nasdaq, Inc.
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing LLC


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US Equity Opportunities ETF                              0.40%
First Trust NYSE Arca Biotechnology Index Fund                       0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2022.


                                                                  Expense Cap
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US Equity Opportunities ETF                              0.60%
First Trust NYSE Arca Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Value Line(R) Dividend Index Fund                        0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended
December 31, 2020 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                               Fees Waived or Expenses Borne by First Trust
                                                                                            Subject to Recovery
                                                                             -------------------------------------------------
                                                 Advisory                       Year         Year         Year
                                                    Fee         Expense        Ended         Ended       Ended
                                                  Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020     Total
                                                 ---------   -------------   ----------   ----------   ----------   ----------
First Trust Dow Jones Select MicroCap
   Index Fund                                    $ 127,387   $          --   $  162,786   $  149,166   $  127,387   $  439,339
First Trust Morningstar Dividend Leaders
   Index Fund                                      162,827              --      256,355      178,254      162,827      597,436
First Trust Value Line(R) Dividend Index Fund           --              --           --      255,932           --      255,932


During the fiscal year ended December 31, 2020, First Trust recovered fees that were previously waived from First Trust Value Line(R) Dividend Index Fund of
$2,012,539.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                               4. REORGANIZATION

On January 30, 2020, the Board of Trustees of First Trust Value Line(R) 100
Exchange-Traded Fund ("FVL") and FVD approved a reorganization of FVD with FVL.
The reorganization was completed on December 14, 2020. FVD was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of FVL were transferred to, and the liabilities of FVL were assumed by, FVD in exchange for shares of FVD. The cost of the investments received from FVL was carried forward to FVD for U.S. GAAP and tax purposes. The FVD shares were then distributed to FVL shareholders and the separate existence of FVD ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on November 16, 2020, by the shareholders of FVL.
When the reorganization occurred, the transactions were based on the relative
NAVs of FVL and FVD.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                             Net Assets on     Unrealized    Accumulated     Shares     Acquiring                   Net Assets on
  Acquired       Shares       December 11,    Appreciation   Net Realized  Conversion  (Surviving)     Shares       December 11,
    Fund        Redeemed          2020       (Depreciation)  Gain (Loss)     Ratio        Fund         Issued*         2020**
----------------------------------------------------------------------------------------------------------------------------------
    FVL           1,589,982  $   36,820,323  $     (118,448) $ (8,573,998)   0.662214     FVD           1,052,908  $10,030,756,341


*  Amount includes 10 shares that were distributed cash in lieu.
** Amount reflects net assets of FVD prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period January 1, 2020 to December 11, 2020, and the operations of FVD, the
Acquiring (Surviving) Fund, for the fiscal year ended December 31, 2020, as presented in the Statements of Operations and the combined Acquired and
Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended December 31, 2020, assuming the acquisition had been completed on January
1, 2020.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FVL that have been included in FVD's Statement of Operations since December 11, 2020.


                                                                                      Net Realized and
                                                                                         Change in
                                                                                         Unrealized      Net Increase
                                                                    Net Investment      Gain (Loss)     (Decrease) from
                                                                        Income         on Investments     Operations
                                                                    ---------------   ----------------  ---------------
Acquired Fund for the period January 1, 2020 to December 11, 2020
   FVL                                                              $       300,669   $        (36,518) $       264,151
Acquiring Fund for the fiscal year ended December 31, 2020
   FVD                                                                  229,162,401       (355,768,990)    (126,606,589)
                                                                    ---------------   ----------------  ---------------
Combined Total                                                      $   229,463,070   $   (355,805,508) $  (126,342,438)
                                                                    ===============   ================  ===============


                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                       Purchases           Sales
                                                                    ---------------   ----------------
First Trust Dow Jones Select MicroCap Index Fund                    $   107,818,650   $    107,572,136
First Trust Morningstar Dividend Leaders Index Fund                     883,723,084        887,897,101
First Trust US Equity Opportunities ETF                               1,054,680,875      1,054,805,193
First Trust NYSE Arca Biotechnology Index Fund                          504,046,146        508,642,795
First Trust Dow Jones Internet Index Fund                             3,557,722,081      3,547,415,606
First Trust Capital Strength ETF                                      6,693,364,284      6,687,959,535
First Trust Value Line(R) Dividend Index Fund                         7,878,250,114      7,826,978,429



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

For the fiscal year ended December 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                       Purchases           Sales
                                                                    ---------------   ----------------
First Trust Dow Jones Select MicroCap Index Fund                    $    29,060,811   $     40,564,009
First Trust Morningstar Dividend Leaders Index Fund                      83,452,335        293,475,724
First Trust US Equity Opportunities ETF                                 977,645,344        936,664,506
First Trust NYSE Arca Biotechnology Index Fund                          402,445,913        366,730,104
First Trust Dow Jones Internet Index Fund                             3,120,277,879      3,826,619,221
First Trust Capital Strength ETF                                      6,479,741,236      3,740,482,705
First Trust Value Line(R) Dividend Index Fund                         3,419,197,680      2,626,188,214


                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to affect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2022.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On January 14, 2021, the Board of Trustees of the First Trust US Equity
Opportunities ETF (ticker "FPX") appointed a new securities lending agent for
FPX as of March 1, 2021.

On January 21, 2021, FT Cboe Vest Gold Strategy Quarterly Buffer ETF, an
additional series of the Trust, began trading under the symbol "BGLD" on the
Cboe BZX Exchange, Inc.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend
Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE
Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First
Trust Capital Strength ETF, and First Trust Value Line(R) Dividend Index Fund
(the "Funds"), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the
United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 59


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US Equity Opportunities ETF                                             100.00%
First Trust NYSE Arca Biotechnology Index Fund                                          --
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Dividend Index Fund                                        92.75%


For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                           Qualified Dividend Income
                                                                          ----------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US Equity Opportunities ETF                                             100.00%
First Trust NYSE Arca Biotechnology Index Fund                                          --
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%


A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December
31, 2020, may be eligible for the Qualified Business Income Deduction (QBI)
under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

                                                                         Page 61


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021, although the specific timing of the phase out of
LIBOR continues to be discussed and negotiated across the industry and in various jurisdictions. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2020, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $14,597,453.
This figure is comprised of $873,612 paid (or to be paid) in fixed compensation and $13,723,841 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $7,622,460 paid (or to be paid) to senior management of First Trust
Advisors L.P. and $6,974,993 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First
Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                                                                         Page 63


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                 NUMBER OF            OTHER
                                                                                               PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         190         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.          190         Director of ADM
(1957)                                             (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                Inc., ADM
                                                                                                                Investor Services
                                                                                                                International,
                                                                                                                Futures Industry
                                                                                                                Association, and
                                                                                                                National Futures
                                                                                                                Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial           190         Director of Trust
(1956)                                             and Management Consulting)                                   Company of
                               o Since Inception                                                                Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),         190         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust             190
None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P., Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company) and
                                                   Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)


                             POSITION AND             TERM OF OFFICE
     NAME AND                  OFFICES                AND LENGTH OF                         PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                 SERVICE                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Executive Officer                                   (January 2016 to Present), Controller (January 2011
                                                   o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer (January
                                                                          2016 to Present), BondWave LLC (Software
                                                                          Development Company) and Stonebridge Advisors
                                                                          LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief
                      Accounting Officer           o Since January 2016   President (April 2012 to July 2016), First Trust
                                                                          Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                       Trust Portfolios L.P.; Secretary and General Counsel,
                                                   o Since Inception      BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President               o Indefinite Term      Managing Director, First Trust Advisors L.P. and First
(1970)                                                                    Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher       Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First
Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin       Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland           Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 65


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2020

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

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

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust Chindia ETF (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

Annual Report
December 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2020

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the twelve months ended December 31, 2020.

This past year has been a whirlwind of challenges for the U.S. and the coronavirus ("COVID-19") pandemic tops the list. It has been a nasty, stubborn virus since it arrived early in 2020. Mistakes have been made, but talented people are working the problem. The U.S. appears to be on the cusp of turning the corner on this virus over the next few months thanks to a couple of vaccines that proved effective in clinical testing and garnered approval from the Food and Drug Administration in record time. Hopefully, more vaccines will be gaining approval soon. Speed is key when it comes to distributing the vaccines to the most vulnerable of our population. This is not the time for bottlenecks or logistical problems.

The COVID-19 pandemic not only derailed the bull market in stocks in the first quarter of 2020, but it also threw the U.S. economy into a recession (the first and second quarters of 2020 reflected negative real gross domestic product growth). In response to the negative fallout from the virus, the federal government has stepped up with trillions of dollars of stimulus to help backstop the millions of people who have lost their jobs, in many cases, through no fault of their own, or have seen their incomes slashed due to the curtailed business activity in certain sectors of the economy, such as leisure and entertainment.
In addition to putting money in people's pockets, the government's efforts instilled some much needed confidence in the securities markets, in my opinion.
After factoring in the 33.79% decline in the S&P 500(R) Index (the "Index") from
February 19, 2020 through March 23, 2020, as measured by total return performance, the Index managed to stage a dramatic rally to end 2020 up 18.40%, according to Bloomberg. I think that is incredible when you consider that, from
1926 through 2019, the average annual total return on the Index was 10.20%, according to Morningstar/Ibbotson Associates.

We now know that the Democratic party completed its blue wave by winning the two
Senate runoff elections in Georgia on January 5, 2021. That means the Democrats have voting control, albeit by a slender margin, in the House of Representatives and Senate (by way of Vice President Kamala Harris being the deciding vote in
50-50 split votes) for the next two years once they take office. With President
Biden in the White House and the results of the Georgia Senate races, the
Democrats now have control of both the Executive and Legislative branches of the government. In addition to focusing on expediting the COVID-19 vaccinations (the
President is calling for 100 million doses in his first 100 days in office), we expect President Biden to attempt to make some changes to the individual and corporate tax codes, distribute more financial stimulus to those Americans in need and perhaps push for some form of an infrastructure spending bill, which may receive bipartisan support, in our opinion. I believe the most important fight right now is not between the politicians, it is against the virus. We need to reopen the economy. As always, stay tuned and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

While 2020 has come and gone, the coronavirus ("COVID-19") pandemic remains the number one battleground for the U.S. and many foreign nations heading into 2021.
The quick approval of two new vaccines by the Food and Drug Administration in
December lifted the spirits of Americans and investors, but the initial rollout of the vaccines has been much slower than expected. The federal government's
"Operation Warp Speed" initiative called for 20 million vaccinations to be performed in the U.S. by the end of 2020, but that figure came in at a little more than three million, according to Axios. With infections still rising, top
U.S. government scientist Anthony Fauci warned just days after Christmas that the worst may be yet to come. These statistics suggest that clearing the
COVID-19 hurdle may extend a bit further into 2021 than initially thought.
Remember, these two vaccines, and any others that may gain approval, are likely the best chance we have for fully reopening the U.S. economy.

The global growth forecast from the International Monetary Fund ("IMF") released in October 2020 sees real gross domestic product growth rising by 5.2% worldwide in 2021, a strong rebound from its -4.4% projection for 2020. The IMF is calling for a 3.1% growth rate for the U.S. in 2021, up from its -4.3% estimate for
2020. As has been the case for many years, Emerging Market and Developing
Economies are expected to grow faster than Advanced Economies in 2021. Their
2021 growth rate estimates are 6.0% and 3.9%, respectively.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to grow. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at an all-time high of $7.99 trillion at the close of 2020, up
25.63% from the $6.36 trillion at the end of 2019, according to its own release.
Total assets invested in ETFs/ETPs listed in the U.S. hit an all-time high of
$5.47 trillion at the close of 2020, up 23.76% from the $4.42 trillion at the end of 2019.

U.S. STOCKS AND BONDS

In 2020, three of the major U.S. stock indices posted double-digit gains. The
S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 18.40%, 13.66%, and 11.29%, respectively, according to
Bloomberg. Eight of the 11 major sectors that comprise the S&P 500(R) Index posted positive total returns. The top performing sectors were Information
Technology, Consumer Discretionary, Communication Services and Materials, up
43.89%, 33.30%, 23.61%, and 20.73%, respectively, while the sector with the poorest showing was Energy, down 33.68%. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 22.28% and 16.94%, respectively, as of January 4, 2021. Those percentages reflect a huge rebound from the -15.61% estimate for 2020.

The yield on the benchmark 10-Year Treasury Note ("T-Note") closed trading on
December 31, 2020, at 0.92%, down 100 basis points ("bps") from its 1.92% close on December 31, 2019, according to Bloomberg. The yield stood 124 bps below its
2.16% average for the 10-year period ended December 31, 2020. In September 2020, the Federal Reserve (the "Fed") stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate), and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors
L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking.
Brian Wesbury sees inflation climbing modestly above the Fed's 2.0% target in
2021 and believes that the yield on the 10-Year T-Note will close the year at around 1.40%. Neither reflects a dramatic change from the current climate.

In the U.S. bond market, all the major bond groups posted positive returns in
2020. The top-performing major debt group we track was a mix of investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Index, which posted a total return of 7.51%. While in positive territory for the year, the worst-performing debt group we track was mortgage-backed securities, as measured by the Bloomberg Barclays GNMA 30 Year Index, which posted a total return of
3.68%.

FOREIGN STOCKS AND BONDS

The U.S. dollar declined by 6.69% against a basket of major currencies in 2020, as measured by the U.S. Dollar Index ("DXY"), according to Bloomberg. The DXY closed 2020 at a reading of 89.94, just below its 20-year average of 89.99. The weaker U.S. dollar likely had a positive influence on the returns of foreign securities held by U.S. investors, provided they were unhedged. Aside from the currency aspect, foreign stocks and bonds performed well in 2020.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 7.11% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt rose 9.20% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
18.31% (USD), while the MSCI World ex USA Index was up 7.59% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal
Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is the equal-weighted version of the
NASDAQ-100 Index(R), which includes 100 of the largest U.S. and international non-financial companies listed on The Nasdaq Stock Market LLC ("Nasdaq") based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (4/19/06)      Ended       Ended       (4/19/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            37.35%      18.99%      16.33%       12.20%       138.52%     353.92%       443.30%
Market Value                                   37.30%      18.98%      16.33%       12.20%       138.48%     353.74%       443.08%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)            38.19%      19.71%      17.06%       12.90%       145.84%     383.04%       495.08%
S&P 500(R) Index                               18.40%      15.22%      13.88%        9.69%       103.04%     267.00%       289.56%
NASDAQ-100 Index(R)                            48.88%      24.27%      20.63%       15.75%       196.31%     552.24%       758.23%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 37.35% during the
12-month period covered by this report. During the same period, the NASDAQ-100
Index(R) (the "Benchmark") generated a return of 48.88%. The Information
Technology sector received the greatest allocation in the Fund over the period with an average weight of 39.9%. As the strongest performing allocated sector, this sector returned 41.8%, contributing 17.6% to the Fund's total return. All invested sectors experienced positive returns during the period except for the
Financials sector which returned -12.9%, yet only had a weight of 0.3%. On a relative basis, the Fund underperformed the Benchmark. Investments in the
Information Technology sector were the greatest drivers of this underperformance. The Fund slightly underweighted this sector in comparison to the Benchmark and the investments in the Fund slightly underperformed those in the Benchmark. Thus, due to both allocation effect and selection effect, investments in the Information Technology sector caused -4.6% of underperformance versus the Benchmark. The sector that caused the most outperformance was the Financials sector. Despite having negative performance, the Fund's allocation to the Financials was less than that of the Benchmark, and due to both allocation effect and selection effect, 2.5% of underperformance was realized for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        40.67%
Consumer Discretionary                        15.34
Health Care                                   14.67
Communication Services                        13.25
Consumer Staples                               7.05
Industrials                                    6.06
Utilities                                      2.96
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pinduoduo, Inc., ADR                           1.19%
Baidu, Inc., ADR                               1.09
Check Point Software Technologies Ltd.         1.09
Peloton Interactive, Inc., Class A             1.08
JD.com, Inc., ADR                              1.07
Booking Holdings, Inc.                         1.06
Tesla, Inc.                                    1.05
IDEXX Laboratories, Inc.                       1.04
Intuitive Surgical, Inc.                       1.04
Copart, Inc.                                   1.04
                                             -------
   Total                                      10.75%
                                             =======


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               DECEMBER 31, 2010 - DECEMBER 31, 2020

               First Trust
            NASDAQ-100 Equal          NASDAQ-100 Equal        S&P 500(R)       NASDAQ-100
           Weighted Index Fund       Weighted Index(SM)         Index           Index(R)
12/10            $10,000                  $10,000              $10,000          $10,000
06/11             10,751                   10,785               10,602           10,523
12/11              9,722                    9,791               10,211           10,366
06/12             10,614                   10,716               11,180           11,967
12/12             11,166                   11,303               11,845           12,269
06/13             12,908                   13,125               13,482           13,507
12/13             15,626                   15,936               15,681           16,799
06/14             16,873                   17,260               16,801           18,121
12/14             18,616                   19,096               17,829           20,060
06/15             19,057                   19,606               18,048           20,947
12/15             19,030                   19,647               18,075           22,017
06/16             18,482                   19,130               18,769           21,319
12/16             20,365                   21,150               20,237           23,619
06/17             23,589                   24,570               22,127           27,582
12/17             25,662                   26,816               24,654           31,410
06/18             26,873                   28,159               25,307           34,755
12/18             24,339                   25,580               23,573           31,422
06/19             29,781                   31,402               27,943           38,288
12/19             33,048                   34,954               30,994           43,821
06/20             35,870                   38,054               30,039           51,222
12/20             45,392                   48,304               36,700           65,224


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the NASDAQ-100 Index(R) that are classified as
"technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (4/19/06)      Ended       Ended       (4/19/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            38.82%      27.65%      19.36%       14.77%       238.96%     486.83%       657.42%
Market Value                                   38.77%      27.63%      19.34%       14.76%       238.66%     485.88%       657.07%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)         39.70%      28.47%      20.11%       15.49%       249.91%     524.96%       730.79%
S&P 500(R) Index                               18.40%      15.22%      13.88%        9.69%       103.04%     267.00%       289.56%
S&P 500 Information Technology Index           43.89%      27.79%      20.68%       15.14%       240.82%     554.90%       694.60%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 38.82% during the 12-month period covered by this report. During the same period, the S&P 500 Information Technology Index
(the "Benchmark") generated a return of 43.89%. The Semiconductors &
Semiconductor Equipment industry received an allocation of 42.4%, a greater allocation than any other industry. Investments in this industry returned 49.5%, contributing 20.7% to the Fund's total return. The worst performing industry in the Fund during this period was the Electronic Equipment, Instruments &
Components industry. Investments in this industry returned -6.6%, but the allocation to this industry was only 2.3%, and therefore had -0.3% contribution to the Fund's total return. On a relative basis, the Fund underperformed the
Benchmark. The industry that caused the most underperformance was the Technology
Hardware, Storage & Peripherals industry, which caused -9.1% of underperformance versus the Benchmark. The IT Services industry, weighted at 5% in the Fund, caused 4.0% of outperformance versus the Benchmark.

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION(1)              LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        89.77%
Communication Services                        10.23
                                             -------
   Total                                     100.00%
                                             =======

(1)   The above sector classification is based on Standard & Poor's Global
      Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Baidu, Inc., ADR                               2.80%
Check Point Software Technologies Ltd.         2.71
Micron Technology, Inc.                        2.63
Intel Corp.                                    2.62
Apple, Inc.                                    2.61
Cadence Design Systems, Inc.                   2.58
QUALCOMM, Inc.                                 2.58
Skyworks Solutions, Inc.                       2.57
Maxim Integrated Products, Inc.                2.56
Splunk, Inc.                                   2.56
                                             -------
   Total                                      26.22%
                                             =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   DECEMBER 31, 2010 - DECEMBER 31, 2020

               First Trust
               NASDAQ-100-             NASDAQ-100
            Technology Sector       Technology Sector       S&P 500(R)       S&P 500 Information
               Index Fund               Index(SM)             Index           Technology Index
12/10            $10,000                 $10,000             $10,000               $10,000
06/11             10,077                  10,107              10,602                10,206
12/11              9,425                   9,483              10,211                10,242
06/12              9,855                   9,947              11,180                11,608
12/12             10,181                  10,308              11,845                11,760
06/13             11,374                  11,553              13,482                12,507
12/13             14,062                  14,329              15,681                15,103
06/14             15,907                  16,261              16,801                16,453
12/14             17,553                  18,003              17,829                18,141
06/15             17,119                  17,607              18,048                18,279
12/15             17,311                  17,861              18,075                19,217
06/16             17,818                  18,450              18,769                19,156
12/16             21,685                  22,537              20,237                21,878
06/17             25,816                  26,907              22,127                25,648
12/17             29,895                  31,255              24,654                30,375
06/18             32,089                  33,646              25,307                33,677
12/18             28,489                  29,958              23,573                30,289
06/19             35,970                  37,942              27,943                38,506
12/19             42,268                  44,730              30,994                45,522
06/20             46,296                  49,154              30,039                52,328
12/20             58,683                  62,496              36,700                65,490


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the NASDAQ-100 Index(R) that are not classified as
"technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
February 15, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (2/8/07)       Ended       Ended       (2/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            36.48%      14.28%      14.75%       10.93%        94.92%     295.88%       322.57%
Market Value                                   36.49%      14.31%      14.74%       10.93%        95.18%     295.65%       322.52%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)            37.34%      14.94%      15.45%       11.62%       100.63%     320.82%       360.38%
Russell 1000(R) Index                          20.96%      15.60%      14.01%        9.55%       106.40%     271.02%       254.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 36.48% during the 12-month period covered by this report. During the same period, the Russell 1000(R) Index (the "Benchmark")
generated a return of 20.96%. The Consumer Discretionary sector received the most weight in the Fund during the period. With an allocation of 26.3% and a massive return of 71.2%, this sector contributed 17.00% to the Fund's total return, more than investments in any other sector. The only sector with a negative return in the Fund was the Financials sector. This sector carried an allocation of just 0.5% and returned -12.9%, contributing -0.3% to the Fund's total return. On a relative basis, the Fund outperformed the Benchmark. Most of the outperformance came from investments in the Consumer Discretionary sector, which caused 8.5% of outperformance versus the Benchmark. Investments in the
Information Technology sector caused some underperformance versus the Benchmark.
Despite returning 55.83% in the Fund, this sector was significantly underweight versus the Benchmark, leading to an allocation effect of -5.0%, and total underperformance of 4.2%.

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        25.47%
Health Care                                   24.38
Communication Services                        15.24
Consumer Staples                              11.71
Industrials                                   10.06
Information Technology                         8.18
Utilities                                      4.96
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pinduoduo, Inc., ADR                           1.97%
Peloton Interactive, Inc., Class A             1.80
JD.com, Inc., ADR                              1.79
Booking Holdings, Inc.                         1.75
Ross Stores, Inc.                              1.73
Activision Blizzard, Inc.                      1.73
Intuitive Surgical, Inc.                       1.73
IDEXX Laboratories, Inc.                       1.73
Copart, Inc.                                   1.73
T-Mobile US, Inc.                              1.72
                                             -------
   Total                                      17.68%
                                             =======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            DECEMBER 31, 2010 - DECEMBER 31, 2020

                  First Trust
                   NASDAQ-100               NASDAQ-100
              Ex-Technology Sector        Ex-Tech Sector        Russell 1000(R)
                   Index Fund               Index(SM)                Index
12/10               $10,000                  $10,000                $10,000
06/11                11,206                   11,243                 10,637
12/11                 9,892                    9,962                 10,150
06/12                11,155                   11,263                 11,102
12/12                11,901                   12,045                 11,817
06/13                14,136                   14,376                 13,461
12/13                16,809                   17,141                 15,731
06/14                17,579                   17,986                 16,875
12/14                19,390                   19,889                 17,815
06/15                20,443                   21,039                 18,120
12/15                20,310                   20,976                 17,979
06/16                19,081                   19,747                 18,651
12/16                19,877                   20,628                 20,145
06/17                22,715                   23,648                 22,012
12/17                23,933                   24,986                 24,513
06/18                24,687                   25,843                 25,212
12/18                22,598                   23,721                 23,341
06/19                27,102                   28,546                 27,738
12/19                29,005                   30,638                 30,675
06/20                31,273                   33,132                 29,813
12/20                39,588                   42,082                 37,102


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the NASDAQ(R)
Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization clean-energy companies that are publicly traded in the United States. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was February 14, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (2/8/07)       Ended       Ended       (2/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                           183.52%      35.57%      16.51%       10.05%       357.87%     361.00%       278.48%
Market Value                                  183.48%      35.57%      16.52%       10.06%       358.00%     361.18%       278.63%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy
   Index(SM)                                  184.83%      35.64%      16.50%       10.26%       359.09%     360.43%       288.37%
Russell 2000(R) Index                          19.96%      13.26%      11.20%        8.05%        86.36%     189.20%       193.12%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 183.52% during the 12-month period covered by this report. During the same period, the Russell 2000(R) Index (the "Benchmark")
generated a return of 19.96%. The Information Technology sector was given the largest allocation in the Fund with a weight of 39.0%, returning 110.1% and providing the largest contribution to the Fund's return at 51.6%. The Financials sector contributed 1.5% to the Fund's return, the least positive contribution during the period. On a relative basis, the Fund absolutely outperformed the
Benchmark. The Fund overweighted and outperformed among the securities in the
Consumer Discretionary sector by 16.4% and 915.8%, respectively, resulting in
76.9% of relative outperformance. This was solely due to the Fund's investments in Tesla, Inc. and NIO, Inc., ADR. The Fund underperformed the Benchmark in the
Health Care sector by a total effect of -11.5%, due to the Fund having no exposure to the sector during the period, and the Benchmark allocating a 20.3%
weight and returning 43.6%.

-----------------------------
Nasdaq(R), Clean Edge(R), and NASDAQ(R) Clean Edge(R) Green Energy Index(SM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        41.35%
Industrials                                   19.38
Consumer Discretionary                        17.17
Utilities                                     11.43
Materials                                      7.81
Financials                                     1.81
Energy                                         1.05
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla, Inc.                                    8.87%
Enphase Energy, Inc.                           7.75
NIO, Inc., ADR                                 6.88
SolarEdge Technologies, Inc.                   5.71
Albemarle Corp.                                5.49
Plug Power, Inc.                               4.58
Cree, Inc.                                     4.18
ON Semiconductor Corp.                         4.06
Sunrun, Inc.                                   3.86
First Solar, Inc.                              3.78
                                             -------
   Total                                      55.16%
                                             =======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           DECEMBER 31, 2010 - DECEMBER 31, 2020

                First Trust
                 NASDAQ(R)                 NASDAQ(R)
            Clean Edge(R) Green          Clean Edge(R)          Russell 2000(R)
             Energy Index Fund       Green Energy Index(SM)          Index
12/10             $10,000                   $10,000                 $10,000
06/11               9,306                     9,342                  10,621
12/11               5,877                     5,919                   9,583
06/12               5,688                     5,717                  10,400
12/12               5,847                     5,841                  11,149
06/13               8,741                     8,708                  12,917
12/13              11,097                    11,058                  15,477
06/14              12,763                    12,721                  15,971
12/14              10,759                    10,712                  16,235
06/15              11,547                    11,498                  17,006
12/15              10,067                    10,029                  15,518
06/16               9,080                     9,023                  15,862
12/16               9,853                     9,763                  18,825
06/17              11,519                    11,428                  19,764
12/17              12,980                    12,892                  21,582
06/18              12,497                    12,424                  23,235
12/18              11,394                    11,331                  19,204
06/19              13,727                    13,655                  22,465
12/19              16,257                    16,165                  24,105
06/20              19,468                    19,364                  20,976
12/20              46,100                    46,043                  28,920


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the real estate investment trusts ("REITs")
that comprise the Index. The Index seeks to measure the performance of publicly traded REITs domiciled in the U.S. that meet certain eligibility requirements.
The Index is rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (5/8/07)       Ended       Ended       (5/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20

FUND PERFORMANCE
NAV                                            -8.10%       4.05%       7.59%        3.88%        21.96%     107.88%        68.15%
Market Value                                   -8.07%       4.03%       7.59%        3.88%        21.85%     107.74%        68.16%

INDEX PERFORMANCE
S&P United States REIT Index*                  -7.52%       4.62%       8.17%         N/A         25.32%     119.39%         N/A
FTSE EPRA/NAREIT North America Index           -9.75%       4.09%       7.51%        4.01%        22.18%     106.33%        71.00%
Russell 3000(R) Index                          20.89%      15.43%      13.79%        9.28%       104.95%     264.07%       235.82%
------------------------------------------------------------------------------------------------------------------------------------


*     On November 6, 2008, the Fund's underlying index changed from the S&P REIT
      Composite Index to the S&P United States REIT Index. Effective December
      31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the
      Fund's performance and historical returns shown for the periods prior to
      November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -8.10% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index (the "Benchmark")
generated a grand return of 20.89%. The Fund invests in Real Estate Investment
Trusts ("REITs"), while the Benchmark has only 3.6% invested in REITs. The Fund allocated 7.2% to Equinix, Inc., which returned 24.2% and contributed 1.9% to the Fund's return. No class of REITs experienced a negative return for the Fund.
The least-performing REIT in the Fund was Simon Property Group, Inc., which received a 2.9% allocation and returned -39.6%. This contributed -2.2% to the
Fund's return. On a relative basis, the Fund underperformed the Benchmark. The allocation effect caused -26.1% of underperformance, while the selection effect caused -2.4% of underperformance.

-----------------------------
S&P United States REIT Index ("Index") is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust.
Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's
Financial Services LLC ("S&P"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
REIT CLASSIFICATION                   LONG-TERM INVESTMENTS
-----------------------------------------------------------
Specialized                                   24.66%
Residential                                   17.95
Industrial                                    14.60
Health Care                                   12.03
Retail                                        11.94
Office                                        10.02
Diversified                                    4.92
Hotel & Resort                                 3.88
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                 8.10%
Equinix, Inc.                                  7.00
Digital Realty Trust, Inc.                     4.30
Public Storage                                 3.86
Simon Property Group, Inc.                     3.07
Welltower, Inc.                                2.96
AvalonBay Communities, Inc.                    2.46
Alexandria Real Estate Equities, Inc.          2.43
Realty Income Corp.                            2.40
Equity Residential                             2.23
                                             -------
   Total                                      38.81%
                                             =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     DECEMBER 31, 2010 - DECEMBER 31, 2020

                First Trust          S&P United States       FTSE EPRA/NAREIT        Russell 3000(R)
            S&P REIT Index Fund         REIT Index          North America Index           Index
12/10             $10,000                 $10,000                 $10,000                $10,000
06/11              11,000                  11,028                  11,057                 10,635
12/11              10,790                  10,847                  10,818                 10,102
06/12              12,370                  12,466                  12,400                 11,044
12/12              12,667                  12,798                  12,782                 11,761
06/13              13,438                  13,621                  13,383                 13,415
12/13              12,898                  13,105                  12,945                 15,708
06/14              15,137                  15,417                  15,156                 16,798
12/14              16,717                  17,073                  16,590                 17,680
06/15              15,659                  16,032                  15,585                 18,023
12/15              17,046                  17,507                  16,891                 17,765
06/16              19,255                  19,834                  19,107                 18,408
12/16              18,396                  18,995                  18,272                 20,026
06/17              18,723                  19,388                  18,603                 21,814
12/17              19,092                  19,818                  19,107                 24,257
06/18              19,304                  20,090                  19,415                 25,038
12/18              18,288                  19,066                  18,361                 22,990
06/19              21,282                  22,258                  21,449                 27,291
12/19              22,616                  23,727                  22,860                 30,121
06/20              18,409                  19,375                  18,064                 29,073
12/20              20,788                  21,939                  20,633                 36,407


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW)

The First Trust Water ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Water Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that derive a substantial portion of their revenues from the potable water and wastewater industries. The Fund's shares are listed for trading on the
NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the changes are made public. The first day of secondary market trading in shares of the Fund was
May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (5/8/07)       Ended       Ended       (5/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            21.20%      19.99%      13.44%       10.72%       148.70%     252.76%       301.36%
Market Value                                   21.21%      20.01%      13.42%       10.72%       148.94%     252.36%       301.45%

INDEX PERFORMANCE
ISE Clean Edge Water Index                     22.17%      20.63%      14.13%       11.41%       155.43%     274.92%       336.87%
Russell 3000(R) Index                          20.89%      15.43%      13.79%        9.28%       104.95%     264.07%       235.82%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 21.20% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index (the "Benchmark")
generated a return of 20.89%. The Industrials sector had the greatest allocation in the Fund and the greatest contribution to the Fund's return. This sector received an average weight of 53.8%, returned 21.4%, and contributed 10.7% to the Fund's total return. The best-performing investments were in the Health Care sector. This sector returned 57.0%, and carried a 13.2% allocation, resulting in an 8.5% contribution to the Fund's return. No sector returned a negative performance, but the least performing sector was the Utilities sector which received a 22.2% allocation and returned 3.3% over the period. This sector contributed -0.1% to the Fund's return. On a relative basis, the Fund outperformed the Benchmark. Much of this outperformance came from the Health
Care sector which the Fund underweighted versus the Benchmark, and yet had superior selection. Investments in this sector resulted in 5.1% of outperformance for the Fund. Meanwhile, the Information Technology sector caused
-6.3% of underperformance for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Water Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively
(together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   54.32%
Utilities                                     21.74
Health Care                                   11.79
Information Technology                         5.23
Materials                                      5.01
Consumer Staples                               1.91
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
IDEXX Laboratories, Inc.                       4.26%
Xylem, Inc.                                    4.23
Algonquin Power & Utilities Corp.              3.97
Agilent Technologies, Inc.                     3.94
Advanced Drainage Systems, Inc.                3.77
Essential Utilities, Inc.                      3.71
IDEX Corp.                                     3.69
AECOM                                          3.68
Ecolab, Inc.                                   3.66
Tetra Tech, Inc.                               3.66
                                             -------
   Total                                      38.57%
                                             =======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 31, 2010 - DECEMBER 31, 2020

            First Trust     ISE Clean Edge     Russell 3000(R)
             Water ETF       Water Index            Index
12/10         $10,000          $10,000             $10,000
06/11          10,468           10,506              10,635
12/11           9,438            9,505              10,102
06/12          10,374           10,491              11,044
12/12          11,971           12,145              11,761
06/13          12,820           13,061              13,415
12/13          15,672           16,019              15,708
06/14          16,119           16,520              16,798
12/14          15,729           16,173              17,680
06/15          14,688           15,148              18,023
12/15          14,186           14,677              17,765
06/16          16,653           17,290              18,408
12/16          18,755           19,524              20,026
06/17          20,477           21,326              21,814
12/17          23,303           24,339              24,257
06/18          23,117           24,164              25,038
12/18          21,231           22,248              22,985
06/19          26,541           27,899              27,285
12/19          29,110           30,686              30,114
06/20          27,154           28,762              29,066
12/20          35,281           37,486              36,402


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG)

The First Trust Natural Gas ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-Revere Natural Gas(TM) Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks, depositary receipts and master limited partnership ("MLP") units that comprise the Index. The Index is designed to track the performance of mid and large capitalization companies that derive a substantial portion of their revenue from mid-stream activities and/or the exploration and production of natural gas. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (5/8/07)       Ended       Ended       (5/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                           -23.22%     -14.93%     -20.06%       -15.14%      -55.45%     -89.35%       -89.36%
Market Value                                  -23.21%     -14.97%     -20.08%       -15.14%      -55.55%     -89.38%       -89.36%

INDEX PERFORMANCE
ISE-Revere Natural Gas(TM) Index              -26.53%     -15.33%     -20.22%       -15.10%      -56.48%     -89.55%       -89.29%
S&P Composite 1500(R) Energy Index            -33.81%      -6.02%      -3.43%        -1.82%      -26.70%     -29.45%       -22.14%
Russell 3000(R) Index                          20.89%      15.43%      13.79%         9.28%      104.95%     264.07%       235.82%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -23.22% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Energy Index (the
"Benchmark") generated a return of -33.81%. The investments in the Fund consist of investments in the Energy Minerals industry by a significant majority. Over the period, the Fund invested 88.6% of its assets in this industry. The investments in this industry returned -24.5%, contributing -21.4% to the Fund's total return. The only other industry materially represented in the Fund was the
Industrial Services industry, with an allocation of 10.2%. This industry returned -10.2% during the period, which resulted in a contribution to the
Fund's return of -1.0%. On a relative basis, the Fund significantly outperformed the Benchmark. The Benchmark allocated 80.6% to the Energy Minerals industry, but, due to selection, investments in this industry caused 35.0% of outperformance for the Fund versus the Benchmark. The Fund underperformed the
Benchmark by 2.6% in the Process Industrials industry due to having no allocation, while the Benchmark allocated 0.5% to this industry.

-----------------------------
Nasdaq(R) and ISE-Revere Natural Gas(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SUB-INDUSTRY CLASSIFICATION           LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oil & Gas Exploration & Production            80.72%
Oil & Gas Storage & Transportation            14.71
Integrated Oil & Gas                           4.57
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Diamondback Energy, Inc.                       5.04%
Pioneer Natural Resources Co.                  4.71
Devon Energy Corp.                             4.71
Marathon Oil Corp.                             4.69
Hess Corp.                                     4.66
Apache Corp.                                   4.58
Occidental Petroleum Corp.                     4.57
EOG Resources, Inc.                            4.43
Western Midstream Partners, L.P.               4.38
ConocoPhillips                                 4.21
                                             -------
   Total                                      45.98%
                                             =======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            DECEMBER 31, 2010 - DECEMBER 31, 2020

              First Trust             ISE-Revere Natural           Russell 3000(R)           S&P Composite 1500(R)
            Natural Gas ETF             Gas(TM) Index                   Index                    Energy Index
12/10           $10,000                    $10,000                     $10,000                      $10,000
06/11            11,021                     11,061                      10,635                       11,149
12/11             9,316                      9,382                      10,102                       10,392
06/12             8,433                      8,519                      11,044                       10,086
12/12             8,058                      8,168                      11,761                       10,842
06/13             8,297                      8,425                      13,415                       11,896
12/13            10,083                     10,269                      15,708                       13,596
06/14            12,220                     12,473                      16,798                       15,358
12/14             5,847                      5,953                      17,680                       12,349
06/15             4,985                      5,031                      18,023                       11,770
12/15             2,392                      2,400                      17,765                        9,623
06/16             2,653                      2,655                      18,408                       11,121
12/16             2,858                      2,874                      20,026                       12,250
06/17             2,277                      2,297                      21,814                       10,557
12/17             2,529                      2,561                      24,257                       11,999
06/18             2,610                      2,651                      25,038                       12,891
12/18             1,650                      1,676                      22,985                        9,682
06/19             1,647                      1,679                      27,285                       10,872
12/19             1,388                      1,421                      30,114                       10,655
06/20               880                        864                      29,066                        6,797
12/20             1,066                      1,044                      36,402                        7,053


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI)

The First Trust Chindia ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia(TM) Index (the "Index"). The
Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index.
The Index is a modified market capitalization weighted index designed to track the performance of U.S. listed securities issued by small, mid and large capitalization companies domiciled in China or India. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (5/8/07)       Ended       Ended       (5/8/07)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            49.25%      17.09%      10.21%        9.36%       120.13%     164.30%       239.27%
Market Value                                   49.27%      17.09%      10.20%        9.36%       120.14%     164.01%       239.15%

INDEX PERFORMANCE
ISE ChIndia(TM) Index                          50.30%      17.74%      10.72%        9.94%       126.26%     176.84%       264.68%
Russell 3000(R) Index                          20.89%      15.43%      13.79%        9.28%       104.95%     264.07%       235.82%
MSCI Emerging Markets Index                    18.31%      12.81%       3.63%        4.39%        82.70%      42.82%        79.86%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 49.25% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index (the
"Benchmark") generated a return of 18.31%. The Fund allocated 41.0% to the
Consumer Discretionary sector during the period covered by this report. The investments in this sector contributed a significantly positive 38.2% to the
Fund's return, causing the Fund to substantially outperform the Benchmark. The
Financials sector did have some meaningful drag on the Fund as investments in the Financials sector, the worst in the Fund, contributed -4.4% to the Fund's performance. Even in this sector, though, the Fund had better performance than the Benchmark. On the whole, the Fund's outperformance was driven primarily by the heavily weighted Consumer Discretionary sector. Investments in this sector caused 26.7% of outperformance for the Fund versus the Benchmark. The worst sector, on a relative basis, was the Information Technology sector. Investments within this sector created -3.5% of underperformance for the Fund versus the
Benchmark during period.

-----------------------------
Nasdaq(R) and ISE Chindia Index(TM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        40.27%
Information Technology                        17.21
Communication Services                        16.54
Financials                                    15.55
Health Care                                    5.44
Materials                                      2.48
Industrials                                    1.29
Energy                                         1.22
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
COUNTRY ALLOCATION(1)                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
China                                         58.77%
India                                         40.04
Hong Kong                                      0.65
United Arab Emirates                           0.54
                                             -------
   Total                                     100.00%
                                             =======

(1) Calculated based on country of risk.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pinduoduo, Inc., ADR                           8.29%
ICICI Bank Ltd., ADR                           7.48
Infosys Ltd., ADR                              7.21
HDFC Bank Ltd., ADR                            6.78
JD.com, Inc., ADR                              6.67
Baidu, Inc., ADR                               5.76
Alibaba Group Holding Ltd., ADR                5.72
Wipro Ltd., ADR                                4.06
Dr. Reddy's Laboratories Ltd., ADR             4.02
NetEase, Inc., ADR                             3.92
                                             -------
   Total                                      59.91%
                                             =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      DECEMBER 31, 2010 - DECEMBER 31, 2020

            First Trust            ISE ChIndia(TM)            Russell 3000(R)            MSCI Emerging
            Chindia ETF                 Index                      Index                 Markets Index
12/10         $10,000                  $10,000                    $10,000                   $10,000
06/11          10,164                   10,221                     10,635                    10,088
12/11           7,398                    7,416                     10,102                     8,158
06/12           7,843                    7,874                     11,044                     8,479
12/12           8,663                    8,715                     11,761                     9,645
06/13           8,770                    8,848                     13,415                     8,722
12/13          11,765                   11,888                     15,708                     9,394
06/14          12,500                   12,658                     16,798                     9,971
12/14          12,044                   12,215                     17,680                     9,189
06/15          12,900                   13,108                     18,023                     9,460
12/15          12,005                   12,234                     17,765                     7,818
06/16          11,568                   11,820                     18,408                     8,319
12/16          11,747                   12,047                     20,026                     8,693
06/17          15,080                   15,503                     21,814                    10,295
12/17          17,310                   17,828                     24,257                    11,934
06/18          16,976                   17,523                     25,038                    11,139
12/18          13,730                   14,215                     22,985                    10,193
06/19          15,954                   16,559                     27,285                    11,273
12/19          17,706                   18,417                     30,114                    12,072
06/20          18,136                   18,923                     29,066                    10,891
12/20          26,426                   27,681                     36,402                    14,282


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA
Community Bank Index(SM)(the "Index"). The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that comprise the community banking industry. The Fund's shares are listed for trading on the Nasdaq. The
Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was
July 1, 2009.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (6/29/09)      Ended       Ended       (6/29/09)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                           -11.00%       4.86%       7.86%        9.05%        26.78%     113.13%       171.10%
Market Value                                  -10.87%       4.86%       7.85%        9.06%        26.80%     112.88%       171.32%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank
   Index(SM)                                  -10.36%       5.53%       8.55%        9.75%        30.89%     127.15%       191.79%
S&P Composite 1500(R) Financials Index         -1.91%      10.96%      10.76%       12.34%        68.19%     177.94%       281.38%
Russell 3000(R) Index                          20.89%      15.43%      13.79%       15.41%       104.95%     264.07%       420.40%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -11.00% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Financials Index
(the "Benchmark") generated a return of -1.91%. The Fund effectively invests all its assets in securities within the Banks industry group of the Financials sector. The company that received the greatest allocation in the Fund was
Commerce Bancshares, Inc., which carried an average weight in the Fund of 3.7%.
This security returned 3.3%, contributing 0.4% to the Fund's total return. The investment in the Fund with the worst return was Carter Bankshares, Inc. This security returned -68.9%. However, since it only received a 0.1% allocation, the drag on return was -0.2%. On a relative basis, the Fund underperformed the
Benchmark. The primary differentiator of performance between the Fund and the
Benchmark was that the Fund invests primarily in the Banks industry, while the
Benchmark invests across the broader Financials Sector. The Fund's significant weighting to the Banks industry contributed -2.4% to underperformance due to its high allocation, despite having better selection within the industry.

-----------------------------
Nasdaq(R), NASDAQ OMX(R), OMX(R), American Bankers Association(R), ABA(R) and
the NASDAQ OMX(R) ABA(R) Community Bank Index(SM) are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Association (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO
LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Banks                                         89.31%
Thrifts & Mortgage Finance                    10.43
IT Services                                    0.26
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Commerce Bancshares, Inc.                      3.57%
First Financial Bankshares, Inc.               2.39
South State Corp.                              2.38
First Citizens BancShares, Inc.,
   Class A                                     2.35
TFS Financial Corp.                            2.29
Pinnacle Financial Partners, Inc.              2.27
BOK Financial Corp.                            2.24
Glacier Bancorp, Inc.                          2.04
United Bankshares, Inc.                        1.95
Bank OZK                                       1.88
                                             -------
   Total                                      23.36%
                                             =======


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2010 - DECEMBER 31, 2020

             First Trust
            NASDAQ(R) ABA          NASDAQ OMX(R)
            Community Bank         ABA Community          S&P Composite 1500(R)         Russell 3000(R)
              Index Fund           Bank Index(SM)           Financials Index                 Index
12/10          $10,000                $10,000                    $10,000                    $10,000
06/11            9,842                  9,877                      9,780                     10,635
12/11            9,353                  9,416                      8,499                     10,102
06/12           10,283                 10,388                      9,640                     11,044
12/12           10,618                 10,757                     10,791                     11,761
06/13           12,582                 12,789                     12,815                     13,415
12/13           15,173                 15,472                     14,487                     15,708
06/14           15,168                 15,515                     15,236                     16,798
12/14           15,585                 15,988                     16,644                     17,680
06/15           17,008                 17,504                     16,682                     18,023
12/15           16,814                 17,352                     16,525                     17,765
06/16           16,528                 17,109                     16,257                     18,408
12/16           23,131                 24,030                     20,537                     20,026
06/17           22,326                 23,266                     21,816                     21,814
12/17           23,259                 24,318                     24,829                     24,257
06/18           24,448                 25,636                     23,990                     25,038
12/18           19,505                 20,504                     21,593                     22,985
06/19           21,889                 23,085                     25,303                     27,285
12/19           23,953                 25,340                     28,334                     30,114
06/20           16,614                 17,637                     21,585                     29,066
12/20           21,313                 22,715                     27,794                     36,402


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First
Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100
Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green
Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First
Trust Natural Gas ETF, First Trust Chindia ETF or First Trust NASDAQ(R) ABA
Community Bank Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   JULY 1, 2020     DECEMBER 31, 2020     PERIOD (a)       PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX
   FUND (QQEW)
Actual                                               $1,000.00          $1,265.40            0.58%            $3.30
Hypothetical (5% return before expenses)             $1,000.00          $1,022.22            0.58%            $2.95

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX
   FUND (QTEC)
Actual                                               $1,000.00          $1,267.40            0.56%            $3.19
Hypothetical (5% return before expenses)             $1,000.00          $1,022.32            0.56%            $2.85

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR
   INDEX FUND (QQXT)
Actual                                               $1,000.00          $1,265.90            0.60%            $3.42
Hypothetical (5% return before expenses)             $1,000.00          $1,022.12            0.60%            $3.05

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY
   INDEX FUND (QCLN)
Actual                                               $1,000.00          $2,367.60            0.60%            $5.08
Hypothetical (5% return before expenses)             $1,000.00          $1,022.12            0.60%            $3.05

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                               $1,000.00          $1,129.00            0.50%            $2.68
Hypothetical (5% return before expenses)             $1,000.00          $1,022.62            0.50%            $2.54

FIRST TRUST WATER ETF (FIW)
Actual                                               $1,000.00          $1,299.30            0.54%            $3.12
Hypothetical (5% return before expenses)             $1,000.00          $1,022.42            0.54%            $2.75


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2020 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   JULY 1, 2020     DECEMBER 31, 2020     PERIOD (a)       PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST NATURAL GAS ETF (FCG)
Actual                                               $1,000.00          $1,210.80            0.60%            $3.33
Hypothetical (5% return before expenses)             $1,000.00          $1,022.12            0.60%            $3.05

FIRST TRUST CHINDIA ETF (FNI)
Actual                                               $1,000.00          $1,457.10            0.59%            $3.64
Hypothetical (5% return before expenses)             $1,000.00          $1,022.17            0.59%            $3.00

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK
   INDEX FUND (QABA)
Actual                                               $1,000.00          $1,283.20            0.60%            $3.44
Hypothetical (5% return before expenses)             $1,000.00          $1,022.12            0.60%            $3.05


(a)   These expense ratios reflect an expense cap for certain Funds. See Note 3 in Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1,
      2020 through December 31, 2020), multiplied by 184/366 (to reflect the six-month period).


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 1.1%
      17,497 Tesla, Inc. (a)                   $    12,347,108
                                               ---------------
             BEVERAGES -- 3.1%
     377,984 Keurig Dr Pepper, Inc.                 12,095,488
     130,374 Monster Beverage Corp. (a)             12,056,988
      80,190 PepsiCo, Inc.                          11,892,177
                                               ---------------
                                                    36,044,653
                                               ---------------
             BIOTECHNOLOGY -- 8.5%
      74,578 Alexion Pharmaceuticals, Inc. (a)      11,652,067
      51,333 Amgen, Inc.                            11,802,483
      46,704 Biogen, Inc. (a)                       11,435,942
     199,267 Gilead Sciences, Inc.                  11,609,295
     133,070 Incyte Corp. (a)                       11,574,429
      83,211 Moderna, Inc. (a)                       8,693,053
      23,319 Regeneron Pharmaceuticals,
                Inc. (a)                            11,265,642
      58,621 Seagen, Inc. (a)                       10,266,882
      49,663 Vertex Pharmaceuticals, Inc. (a)       11,737,353
                                               ---------------
                                                   100,037,146
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
      33,089 Cintas Corp.                           11,695,638
      96,142 Copart, Inc. (a)                       12,234,069
                                               ---------------
                                                    23,929,707
                                               ---------------
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
     258,643 Cisco Systems, Inc.                    11,574,274
                                               ---------------
             ELECTRIC UTILITIES -- 3.0%
     138,945 American Electric Power Co., Inc.      11,569,950
     272,777 Exelon Corp.                           11,516,645
     174,916 Xcel Energy, Inc.                      11,661,650
                                               ---------------
                                                    34,748,245
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.0%
      86,854 CDW Corp.                              11,446,489
                                               ---------------
             ENTERTAINMENT -- 4.1%
     131,702 Activision Blizzard, Inc.              12,228,530
      82,212 Electronic Arts, Inc.                  11,805,643
     124,336 NetEase, Inc., ADR                     11,907,659
      22,027 Netflix, Inc. (a)                      11,910,660
                                               ---------------
                                                    47,852,492
                                               ---------------
             FOOD & STAPLES RETAILING -- 2.0%
      31,762 Costco Wholesale Corp.                 11,967,286
     286,075 Walgreens Boots Alliance, Inc.         11,408,671
                                               ---------------
                                                    23,375,957
                                               ---------------
             FOOD PRODUCTS -- 2.0%
     334,750 Kraft Heinz (The) Co.                  11,602,435
     201,813 Mondelez International, Inc.,
                Class A                             11,800,006
                                               ---------------
                                                    23,402,441
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 4.1%
      22,133 Align Technology, Inc. (a)        $    11,827,432
      32,716 DexCom, Inc. (a)                       12,095,759
      24,518 IDEXX Laboratories, Inc. (a)           12,255,813
      14,956 Intuitive Surgical, Inc. (a)           12,235,504
                                               ---------------
                                                    48,414,508
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 1.0%
     151,301 Cerner Corp.                           11,874,103
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.0%
      89,757 Marriott International, Inc.,
                Class A                             11,840,743
     113,421 Starbucks Corp.                        12,133,779
                                               ---------------
                                                    23,974,522
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 4.1%
       3,398 Alphabet, Inc., Class A (a)             5,955,471
       3,387 Alphabet, Inc., Class C (a)             5,933,618
      59,439 Baidu, Inc., ADR (a)                   12,853,089
      43,026 Facebook, Inc., Class A (a)            11,752,982
      76,552 Match Group, Inc. (a)                  11,573,897
                                               ---------------
                                                    48,069,057
                                               ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 7.2%
       3,658 Amazon.com, Inc. (a)                   11,913,850
       5,566 Booking Holdings, Inc. (a)             12,396,985
     220,766 eBay, Inc.                             11,093,491
     143,581 JD.com, Inc., ADR (a)                  12,620,770
       6,937 MercadoLibre, Inc. (a)                 11,621,001
      78,408 Pinduoduo, Inc., ADR (a)               13,930,749
     341,587 Trip.com Group Ltd., ADR (a)           11,521,730
                                               ---------------
                                                    85,098,576
                                               ---------------
             IT SERVICES -- 6.9%
      65,691 Automatic Data Processing, Inc.        11,574,754
     144,289 Cognizant Technology Solutions
                Corp., Class A                      11,824,484
     102,326 Fiserv, Inc. (a)                       11,650,838
      43,372 Okta, Inc. (a)                         11,027,765
     121,660 Paychex, Inc.                          11,336,279
      49,989 PayPal Holdings, Inc. (a)              11,707,424
      53,656 VeriSign, Inc. (a)                     11,611,158
                                               ---------------
                                                    80,732,702
                                               ---------------
             LEISURE PRODUCTS -- 1.1%
      83,675 Peloton Interactive, Inc.,
                Class A (a)                         12,695,171
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
      32,429 Illumina, Inc. (a)                     11,998,730
                                               ---------------
             MACHINERY -- 1.0%
     136,642 PACCAR, Inc.                           11,789,472
                                               ---------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 4.1%
      17,929 Charter Communications, Inc.,
                Class A (a)                    $    11,860,930
     229,624 Comcast Corp., Class A                 12,032,297
     206,350 Fox Corp., Class A                      6,008,912
     209,002 Fox Corp., Class B                      6,035,978
   1,840,595 Sirius XM Holdings, Inc. (b)           11,724,590
                                               ---------------
                                                    47,662,707
                                               ---------------
             MULTILINE RETAIL -- 1.0%
     104,324 Dollar Tree, Inc. (a)                  11,271,165
                                               ---------------
             PROFESSIONAL SERVICES -- 1.0%
      57,788 Verisk Analytics, Inc.                 11,996,211
                                               ---------------
             ROAD & RAIL -- 1.0%
     130,329 CSX Corp.                              11,827,357
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 17.9%
     120,483 Advanced Micro Devices, Inc. (a)       11,049,496
      80,830 Analog Devices, Inc.                   11,941,016
     133,540 Applied Materials, Inc.                11,524,502
      24,457 ASML Holding N.V.                      11,928,168
      27,248 Broadcom, Inc.                         11,930,537
     237,376 Intel Corp.                            11,826,072
      45,137 KLA Corp.                              11,686,421
      24,219 Lam Research Corp.                     11,437,907
     242,635 Marvell Technology Group Ltd.          11,534,868
     135,332 Maxim Integrated Products, Inc.        11,997,182
      83,643 Microchip Technology, Inc.             11,551,935
     161,776 Micron Technology, Inc. (a)            12,162,320
      22,105 NVIDIA Corp.                           11,543,231
      74,823 NXP Semiconductors N.V.                11,897,605
      78,884 QUALCOMM, Inc.                         12,017,188
      79,100 Skyworks Solutions, Inc.               12,092,808
      71,664 Texas Instruments, Inc.                11,762,212
      77,020 Xilinx, Inc.                           10,919,125
                                               ---------------
                                                   210,802,593
                                               ---------------
             SOFTWARE -- 12.9%
      23,470 Adobe, Inc. (a)                        11,737,816
      32,845 ANSYS, Inc. (a)                        11,949,011
      47,226 Atlassian Corp. PLC, Class A (a)       11,044,745
      38,784 Autodesk, Inc. (a)                     11,842,306
      89,641 Cadence Design Systems, Inc. (a)       12,229,722
      96,338 Check Point Software
                Technologies Ltd. (a)               12,804,284
      48,330 DocuSign, Inc. (a)                     10,743,759
      30,936 Intuit, Inc.                           11,751,040
      53,618 Microsoft Corp.                        11,925,715
      69,856 Splunk, Inc. (a)                       11,867,836
      46,270 Synopsys, Inc. (a)                     11,995,035
      47,862 Workday, Inc., Class A (a)             11,468,214
      29,013 Zoom Video Communications,
                Inc., Class A (a)                    9,786,665
                                               ---------------
                                                   151,146,148
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             SPECIALTY RETAIL -- 2.0%
      25,967 O'Reilly Automotive, Inc. (a)     $    11,751,885
      99,592 Ross Stores, Inc.                      12,230,894
                                               ---------------
                                                    23,982,779
                                               ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.0%
      91,651 Apple, Inc.                            12,161,171
                                               ---------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.9%
      31,121 Lululemon Athletica, Inc. (a)          10,831,042
                                               ---------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.0%
     237,545 Fastenal Co.                           11,599,322
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.0%
      90,033 T-Mobile US, Inc. (a)                  12,140,950
                                               ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                        1,174,826,798
             (Cost $901,871,704)               ---------------

             MONEY MARKET FUNDS -- 0.0%
     356,341 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class --
                0.03% (c) (d)                          356,341
             (Cost $356,341)                   ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.0%
$    363,170 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $363,171. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued
                interest is $373,043. (d)              363,170
             (Cost $363,170)                   ---------------

             TOTAL INVESTMENTS -- 100.0%
             (Cost $902,591,215) (e)             1,175,546,309
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (276,153)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,175,270,156
                                               ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $699,738 and the total value of the collateral held by the Fund is $719,511.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

Page 26                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

(e)   Aggregate cost for federal income tax purposes is $912,086,748. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $279,411,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $15,952,186. The net unrealized appreciation was $263,459,561.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 1,174,826,798   $           --   $           --
Money Market
   Funds                   356,341               --               --
Repurchase
   Agreements                  --           363,170               --
                   -------------------------------------------------
Total Investments  $ 1,175,183,139   $      363,170   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       699,738
Non-cash Collateral(2)                                (699,738)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       363,170
Non-cash Collateral(4)                                (363,170)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 27


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.5%
     622,074 CDW Corp.                         $    81,983,132
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 10.2%
      24,211 Alphabet, Inc., Class A (a)            42,433,167
      24,144 Alphabet, Inc., Class C (a)            42,297,391
     433,795 Baidu, Inc., ADR (a)                   93,803,831
     302,417 Facebook, Inc., Class A (a)            82,608,228
     539,034 Match Group, Inc. (a)                  81,496,550
                                               ---------------
                                                   342,639,167
                                               ---------------
             IT SERVICES -- 7.3%
   1,031,696 Cognizant Technology Solutions
                Corp., Class A                      84,547,487
     307,524 Okta, Inc. (a)                         78,191,053
     383,748 VeriSign, Inc. (a)                     83,043,067
                                               ---------------
                                                   245,781,607
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 45.2%
     871,435 Advanced Micro Devices, Inc. (a)       79,919,304
     578,224 Analog Devices, Inc.                   85,421,032
     970,938 Applied Materials, Inc.                83,791,950
     175,149 ASML Holding N.V.                      85,423,670
     192,351 Broadcom, Inc.                         84,220,885
   1,761,232 Intel Corp.                            87,744,578
     318,856 KLA Corp.                              82,555,007
     173,790 Lam Research Corp.                     82,075,803
   1,759,378 Marvell Technology Group Ltd.          83,640,830
     966,895 Maxim Integrated Products, Inc.        85,715,242
     605,666 Microchip Technology, Inc.             83,648,531
   1,169,718 Micron Technology, Inc. (a)            87,939,399
     157,451 NVIDIA Corp.                           82,220,912
     537,509 NXP Semiconductors N.V.                85,469,306
     567,006 QUALCOMM, Inc.                         86,377,694
     564,060 Skyworks Solutions, Inc.               86,233,493
     509,466 Texas Instruments, Inc.                83,618,655
     560,279 Xilinx, Inc.                           79,430,754
                                               ---------------
                                                 1,515,447,045
                                               ---------------
             SOFTWARE -- 32.2%
     166,196 Adobe, Inc. (a)                        83,117,943
     233,610 ANSYS, Inc. (a)                        84,987,318
     337,348 Atlassian Corp. PLC, Class A (a)       78,895,577
     274,059 Autodesk, Inc. (a)                     83,681,175
     633,147 Cadence Design Systems, Inc. (a)       86,380,245
     683,747 Check Point Software Technologies
                Ltd. (a)                            90,876,814
     346,839 DocuSign, Inc. (a)                     77,102,310
     219,905 Intuit, Inc.                           83,530,914
     382,396 Microsoft Corp.                        85,052,518
     503,876 Splunk, Inc. (a)                       85,603,494
     327,796 Synopsys, Inc. (a)                     84,977,835
     346,278 Workday, Inc., Class A (a)             82,971,672
     205,876 Zoom Video Communications, Inc.,
                Class A (a)                         69,446,092
                                               ---------------
                                                 1,076,623,907
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.6%
     659,966 Apple, Inc.                       $    87,570,888
                                               ---------------
             TOTAL INVESTMENTS -- 100.0%         3,350,045,746
             (Cost $2,375,824,157) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (134,480)
                                               ---------------
             NET ASSETS -- 100.0%              $ 3,349,911,266
                                               ===============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $2,415,556,707. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $962,950,253 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $28,461,214. The net unrealized appreciation was $934,489,039.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 3,350,045,746   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUTOMOBILES -- 1.7%
       3,509 Tesla, Inc. (b)                   $     2,476,196
                                               ---------------
             BEVERAGES -- 5.1%
      78,439 Keurig Dr Pepper, Inc.                  2,510,048
      27,076 Monster Beverage Corp. (b)              2,503,989
      16,627 PepsiCo, Inc.                           2,465,784
                                               ---------------
                                                     7,479,821
                                               ---------------
             BIOTECHNOLOGY -- 14.1%
      15,505 Alexion Pharmaceuticals, Inc. (b)       2,422,501
      10,656 Amgen, Inc.                             2,450,028
       9,714 Biogen, Inc. (b)                        2,378,570
      41,368 Gilead Sciences, Inc.                   2,410,100
      27,532 Incyte Corp. (b)                        2,394,733
      17,405 Moderna, Inc. (b)                       1,818,300
       4,845 Regeneron Pharmaceuticals,
                Inc. (b)                             2,340,668
      12,140 Seagen, Inc. (b)                        2,126,200
      10,306 Vertex Pharmaceuticals, Inc. (b)        2,435,720
                                               ---------------
                                                    20,776,820
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.4%
       6,871 Cintas Corp.                            2,428,623
      19,951 Copart, Inc. (b)                        2,538,765
                                               ---------------
                                                     4,967,388
                                               ---------------
             COMMUNICATIONS EQUIPMENT
                -- 1.6%
      53,687 Cisco Systems, Inc.                     2,402,493
                                               ---------------
             ELECTRIC UTILITIES -- 5.0%
      29,277 American Electric Power Co., Inc.       2,437,896
      56,677 Exelon Corp.                            2,392,903
      36,891 Xcel Energy, Inc.                       2,459,523
                                               ---------------
                                                     7,290,322
                                               ---------------
             ENTERTAINMENT -- 6.8%
      27,395 Activision Blizzard, Inc.               2,543,626
      17,101 Electronic Arts, Inc.                   2,455,704
      25,886 NetEase, Inc., ADR                      2,479,102
       4,574 Netflix, Inc. (b)                       2,473,299
                                               ---------------
                                                     9,951,731
                                               ---------------
             FOOD & STAPLES RETAILING -- 3.3%
       6,588 Costco Wholesale Corp.                  2,482,227
      59,433 Walgreens Boots Alliance, Inc.          2,370,188
                                               ---------------
                                                     4,852,415
                                               ---------------
             FOOD PRODUCTS -- 3.3%
      69,486 Kraft Heinz (The) Co.                   2,408,385
      41,880 Mondelez International, Inc.,
                Class A                              2,448,723
                                               ---------------
                                                     4,857,108
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 6.9%
       4,598 Align Technology, Inc. (b)              2,457,079
       6,800 DexCom, Inc. (b)                        2,514,096
       5,084 IDEXX Laboratories, Inc. (b)            2,541,339

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
       3,108 Intuitive Surgical, Inc. (b)      $     2,542,655
                                               ---------------
                                                    10,055,169
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 1.7%
      31,405 Cerner Corp.                            2,464,664
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.4%
      18,930 Marriott International, Inc.,
                Class A                              2,497,246
      23,537 Starbucks Corp.                         2,517,988
                                               ---------------
                                                     5,015,234
                                               ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 12.0%
         760 Amazon.com, Inc. (b)                    2,475,267
       1,156 Booking Holdings, Inc. (b)              2,574,724
      46,026 eBay, Inc.                              2,312,807
      29,903 JD.com, Inc., ADR (b)                   2,628,474
       1,438 MercadoLibre, Inc. (b)                  2,408,966
      16,263 Pinduoduo, Inc., ADR (b)                2,889,447
      71,007 Trip.com Group Ltd., ADR (b)            2,395,066
                                               ---------------
                                                    17,684,751
                                               ---------------
             IT SERVICES -- 6.5%
      13,646 Automatic Data Processing, Inc.         2,404,425
      21,251 Fiserv, Inc. (b)                        2,419,639
      25,249 Paychex, Inc.                           2,352,702
      10,369 PayPal Holdings, Inc. (b)               2,428,420
                                               ---------------
                                                     9,605,186
                                               ---------------
             LEISURE PRODUCTS -- 1.8%
      17,429 Peloton Interactive, Inc.,
                Class A (b)                          2,644,328
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.7%
       6,746 Illumina, Inc. (b)                      2,496,020
                                               ---------------
             MACHINERY -- 1.7%
      28,345 PACCAR, Inc.                            2,445,607
                                               ---------------
             MEDIA -- 6.7%
       3,719 Charter Communications, Inc.,
                Class A (b)                          2,460,304
      47,761 Comcast Corp., Class A                  2,502,676
      43,029 Fox Corp., Class A                      1,253,005
      43,569 Fox Corp., Class B                      1,258,273
     381,790 Sirius XM Holdings, Inc.                2,432,002
                                               ---------------
                                                     9,906,260
                                               ---------------
             MULTILINE RETAIL -- 1.6%
      21,674 Dollar Tree, Inc. (b)                   2,341,659
                                               ---------------
             PROFESSIONAL SERVICES -- 1.7%
      12,005 Verisk Analytics, Inc.                  2,492,118
                                               ---------------
             ROAD & RAIL -- 1.7%
      27,040 CSX Corp.                               2,453,880
                                               ---------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPECIALTY RETAIL -- 3.4%
       5,386 O'Reilly Automotive, Inc. (b)     $     2,437,542
      20,740 Ross Stores, Inc.                       2,547,079
                                               ---------------
                                                     4,984,621
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.5%
       6,477 Lululemon Athletica, Inc. (b)           2,254,190
                                               ---------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.6%
      49,411 Fastenal Co.                            2,412,739
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.7%
      18,680 T-Mobile US, Inc. (b)                   2,518,998
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%          146,829,718
             (Cost $113,209,382)               ---------------

             MONEY MARKET FUNDS -- 0.1%
     169,259 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                      169,259
             (Cost $169,259)                   ---------------

             TOTAL INVESTMENTS -- 100.0%           146,998,977
             (Cost $113,378,641) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                  (60,570)
                                               ---------------
             NET ASSETS -- 100.0%              $   146,938,407
                                               ===============

(a)   The industry allocation is based on Standard & Poor's Global Industry
      Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the
      Industry Classification Benchmark (ICB) system, which is maintained by
      FTSE International Limited.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   Aggregate cost for federal income tax purposes is $115,286,435. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $35,102,279 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $3,389,737. The net unrealized appreciation was $31,712,542.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $   146,829,718   $           --   $           --
Money Market
   Funds                   169,259               --               --
                   -------------------------------------------------
Total Investments  $   146,998,977   $           --   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

Page 30                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTO COMPONENTS -- 0.9%
     912,102 Workhorse Group, Inc. (a) (b)     $    18,041,378
                                               ---------------
             AUTOMOBILES -- 15.7%
   2,822,512 NIO, Inc., ADR (b)                    137,569,235
     251,270 Tesla, Inc. (b)                       177,313,701
                                               ---------------
                                                   314,882,936
                                               ---------------
             CHEMICALS -- 7.4%
     744,321 Albemarle Corp.                       109,802,234
   1,107,133 Livent Corp. (b)                       20,858,386
     332,141 Sociedad Quimica y Minera de
                Chile S.A., ADR                     16,304,801
                                               ---------------
                                                   146,965,421
                                               ---------------
             CONSTRUCTION & ENGINEERING
                -- 0.6%
     226,017 Ameresco, Inc., Class A (b)            11,807,128
                                               ---------------
             ELECTRICAL EQUIPMENT -- 18.8%
     278,759 Acuity Brands, Inc.                    33,754,927
     208,879 American Superconductor
                Corp. (b)                            4,891,946
   1,975,215 Ballard Power Systems,
                Inc. (a) (b)                        46,220,031
   1,046,635 Bloom Energy Corp., Class A (b)        29,996,559
     322,198 EnerSys                                26,761,766
   2,230,117 FuelCell Energy, Inc. (a) (b)          24,910,407
     199,442 LSI Industries, Inc.                    1,707,223
     232,441 Orion Energy Systems, Inc. (b)          2,294,193
   2,702,194 Plug Power, Inc. (b)                   91,631,399
   1,112,832 Sunrun, Inc. (b)                       77,208,284
     270,473 TPI Composites, Inc. (b)               14,275,565
     238,498 Vicor Corp. (b)                        21,994,286
                                               ---------------
                                                   375,646,586
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.8%
     305,697 Itron, Inc. (b)                        29,316,342
     184,462 Littelfuse, Inc.                       46,975,093
                                               ---------------
                                                    76,291,435
                                               ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 11.4%
     768,870 Atlantica Sustainable
                Infrastructure PLC                  29,201,683
   1,682,392 Brookfield Renewable Partners,
                L.P. (c)                            72,595,215
     617,194 Clearway Energy, Inc., Class C         19,707,004
     552,435 NextEra Energy Partners,
                L.P. (c) (d)                        37,040,767
     417,862 Ormat Technologies, Inc.               37,724,581
     715,736 Sunnova Energy International,
                Inc. (b)                            32,301,166
                                               ---------------
                                                   228,570,416
                                               ---------------
             METALS & MINING -- 0.5%
     727,595 Lithium Americas Corp. (a) (b)          9,131,317
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.8%
     570,415 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.   $    36,181,423
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.1%
     297,647 Renewable Energy Group, Inc. (b)       21,079,361
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 37.5%
     289,627 Advanced Energy Industries,
                Inc. (b)                            28,085,130
     446,798 Canadian Solar, Inc. (a) (b)           22,893,930
     788,921 Cree, Inc. (b)                         83,546,734
     439,550 Daqo New Energy Corp., ADR (b)         25,212,588
     883,286 Enphase Energy, Inc. (b)              154,990,194
     763,252 First Solar, Inc. (b)                  75,500,888
     269,421 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                         16,669,077
   2,480,379 ON Semiconductor Corp. (b)             81,182,805
     453,000 Power Integrations, Inc.               37,082,580
     358,052 SolarEdge Technologies, Inc. (b)      114,261,554
   1,287,672 SunPower Corp. (a) (b)                 33,015,910
     311,343 Universal Display Corp.                71,546,621
     375,446 Veeco Instruments, Inc. (b)             6,517,743
                                               ---------------
                                                   750,505,754
                                               ---------------
             SPECIALTY RETAIL -- 0.5%
     244,364 Blink Charging Co. (a) (b)             10,446,561
                                               ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                        1,999,549,716
             (Cost $1,349,895,867)             ---------------

             MONEY MARKET FUNDS -- 2.6%
  51,165,904 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (e) (f)                       51,165,904
             (Cost $51,165,904)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.6%
$ 52,146,581 JPMorgan Chase & Co., 0.01% (e),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $52,146,639. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $53,564,182. (f)                    52,146,581
             (Cost $52,146,581)                ---------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

             DESCRIPTION                            VALUE
--------------------------------------------------------------
             TOTAL INVESTMENTS -- 105.2%       $ 2,102,862,201
             (Cost $1,453,208,352) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.2)%             (103,059,588)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,999,802,613
                                               ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $97,955,430 and the total value of the collateral held by the Fund is $103,312,485.

(b)   Non-income producing security.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(e)   Rate shown reflects yield as of December 31, 2020.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for federal income tax purposes is $1,468,032,740. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $640,122,435 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $5,292,974. The net unrealized appreciation was $634,829,461.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $ 1,999,549,716   $           --   $           --
Money Market
   Funds                51,165,904               --               --
Repurchase
   Agreements                   --       52,146,581               --
                   -------------------------------------------------
Total Investments  $ 2,050,715,620   $   52,146,581   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    97,955,430
Non-cash Collateral(2)                             (97,955,430)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    52,146,581
Non-cash Collateral(4)                             (52,146,581)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 32                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             DIVERSIFIED REITS -- 4.9%
       5,887 Alexander & Baldwin, Inc.         $       101,139
       4,071 American Assets Trust, Inc.               117,571
       4,714 Armada Hoffler Properties, Inc.            52,891
      39,190 Colony Capital, Inc.                      188,504
      11,406 Empire State Realty Trust, Inc.,
                Class A                                106,304
       8,517 Essential Properties Realty
                Trust, Inc.                            180,560
       2,788 Gladstone Commercial Corp.                 50,184
       7,281 Global Net Lease, Inc.                    124,796
       1,306 One Liberty Properties, Inc.               26,211
       1,633 PS Business Parks, Inc.                   216,977
      19,231 STORE Capital Corp.                       653,469
      17,766 VEREIT, Inc.                              671,377
       6,703 Washington Real Estate
                Investment Trust                       144,986
      14,272 WP Carey, Inc.                          1,007,318
                                               ---------------
                                                     3,642,287
                                               ---------------
             HEALTH CARE REITS -- 12.0%
       7,790 CareTrust REIT, Inc.                      172,782
       1,792 Community Healthcare Trust, Inc.           84,421
      19,388 Diversified Healthcare Trust               79,878
       3,529 Global Medical REIT, Inc.                  46,089
      11,071 Healthcare Realty Trust, Inc.             327,701
      17,785 Healthcare Trust of America,
                Inc., Class A                          489,799
      43,807 Healthpeak Properties, Inc.             1,324,286
       3,193 LTC Properties, Inc.                      124,240
      43,614 Medical Properties Trust, Inc.            950,349
       3,640 National Health Investors, Inc.           251,779
       6,283 New Senior Investment Group,
                Inc.                                    32,546
      18,471 Omega Healthcare Investors, Inc.          670,867
      16,944 Physicians Realty Trust                   301,603
      16,838 Sabra Health Care REIT, Inc.              292,476
       1,042 Universal Health Realty Income
                Trust                                   66,969
      30,479 Ventas, Inc.                            1,494,690
      33,956 Welltower, Inc.                         2,194,237
                                               ---------------
                                                     8,904,712
                                               ---------------
             HOTEL & RESORT REITS -- 3.8%
      16,896 Apple Hospitality REIT, Inc.              218,127
       3,822 Chatham Lodging Trust                      41,278
       3,171 CorePoint Lodging, Inc.                    21,817
      16,235 DiamondRock Hospitality Co. (a)           133,939
       2,971 Hersha Hospitality Trust                   23,441
      57,393 Host Hotels & Resorts, Inc.               839,660
      19,172 Park Hotels & Resorts, Inc.               328,800
      10,653 Pebblebrook Hotel Trust                   200,276
      13,428 RLJ Lodging Trust                         190,006
       4,474 Ryman Hospitality Properties,
                Inc.                                   303,158
      13,412 Service Properties Trust                  154,104
       8,601 Summit Hotel Properties, Inc.              77,495
      17,546 Sunstone Hotel Investors, Inc.            198,796

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             HOTEL & RESORT REITS (CONTINUED)
       9,254 Xenia Hotels & Resorts, Inc.      $       140,661
                                               ---------------
                                                     2,871,558
                                               ---------------
             INDUSTRIAL REITS -- 14.5%
      16,670 Americold Realty Trust                    622,291
      30,266 Duke Realty Corp.                       1,209,732
       3,219 EastGroup Properties, Inc.                444,415
      10,501 First Industrial Realty Trust,
                Inc.                                   442,407
       5,314 Industrial Logistics Properties
                Trust                                  123,763
       1,804 Innovative Industrial Properties,
                Inc.                                   330,366
      22,536 Lexington Realty Trust                    239,332
       7,980 Monmouth Real Estate Investment
                Corp.                                  138,214
       2,011 Plymouth Industrial REIT, Inc.             30,165
      60,151 Prologis, Inc.                          5,994,649
      10,621 Rexford Industrial Realty, Inc.           521,597
      12,143 STAG Industrial, Inc.                     380,319
       5,564 Terreno Realty Corp.                      325,550
                                               ---------------
                                                    10,802,800
                                               ---------------
             OFFICE REITS -- 10.0%
      10,076 Alexandria Real Estate Equities,
                Inc.                                 1,795,745
      11,526 Boston Properties, Inc.                 1,089,553
      13,880 Brandywine Realty Trust                   165,311
         917 CIM Commercial Trust Corp.                 13,058
       3,531 City Office REIT, Inc.                     34,498
       9,314 Columbia Property Trust, Inc.             133,563
       9,128 Corporate Office Properties Trust         238,058
      12,089 Cousins Properties, Inc.                  404,981
      13,414 Douglas Emmett, Inc.                      391,420
       6,610 Easterly Government Properties,
                Inc.                                   149,716
       9,889 Equity Commonwealth                       269,772
       7,860 Franklin Street Properties Corp.           34,348
       8,455 Highwoods Properties, Inc.                335,072
      12,380 Hudson Pacific Properties, Inc.           297,368
       9,054 JBG SMITH Properties                      283,118
       8,534 Kilroy Realty Corp.                       489,852
       7,012 Mack-Cali Realty Corp.                     87,369
       3,932 Office Properties Income Trust             89,335
      13,615 Paramount Group, Inc.                     123,080
      10,255 Piedmont Office Realty Trust,
                Inc., Class A                          166,439
       5,905 SL Green Realty Corp.                     351,820
      12,762 Vornado Realty Trust                      476,533
                                               ---------------
                                                     7,420,009
                                               ---------------
             RESIDENTIAL REITS -- 17.9%
      11,199 American Campus Communities,
                Inc.                                   478,981
      21,830 American Homes 4 Rent, Class A            654,900
      12,113 Apartment Income REIT Corp.               465,260
      12,113 Apartment Investment and
                Management Co., Class A                 63,957
      11,360 AvalonBay Communities, Inc.             1,822,485

                        See Notes to Financial Statements                Page 33


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RESIDENTIAL REITS (CONTINUED)
       1,934 Bluerock Residential Growth
                REIT, Inc.                     $        24,504
         908 BRT Apartments Corp.                       13,802
       7,925 Camden Property Trust                     791,866
       1,056 Centerspace                                74,596
       1,215 Clipper Realty, Inc.                        8,566
      13,790 Equity LifeStyle Properties, Inc.         873,734
      27,867 Equity Residential                      1,651,956
       5,306 Essex Property Trust, Inc.              1,259,750
       3,968 Front Yard Residential Corp.               64,282
       7,717 Independence Realty Trust, Inc.           103,639
      45,611 Invitation Homes, Inc.                  1,354,647
       9,306 Mid-America Apartment
                Communities, Inc.                    1,178,977
       1,802 NexPoint Residential Trust, Inc.           76,243
       4,060 Preferred Apartment Communities,
                Inc., Class A                           30,044
       8,752 Sun Communities, Inc.                   1,329,866
      23,962 UDR, Inc.                                 920,860
       3,156 UMH Properties, Inc.                       46,740
                                               ---------------
                                                    13,289,655
                                               ---------------
             RETAIL REITS -- 11.9%
       7,020 Acadia Realty Trust                        99,614
       4,506 Agree Realty Corp.                        300,009
         175 Alexander's, Inc.                          48,536
       8,856 American Finance Trust, Inc.               65,800
      24,125 Brixmor Property Group, Inc.              399,269
       5,601 Federal Realty Investment Trust           476,757
       2,926 Getty Realty Corp.                         80,582
      35,193 Kimco Realty Corp.                        528,247
       6,852 Kite Realty Group Trust                   102,506
       9,122 Macerich (The) Co.                         97,332
      14,136 National Retail Properties, Inc.          578,445
       1,161 NETSTREIT Corp.                            22,628
      28,560 Realty Income Corp.                     1,775,575
      12,840 Regency Centers Corp.                     585,376
       9,602 Retail Opportunity Investments
                Corp.                                  128,571
      17,434 Retail Properties of America,
                Inc., Class A                          149,235
       1,323 Retail Value, Inc.                         19,673
       6,588 RPT Realty                                 56,986
       1,047 Saul Centers, Inc.                         33,169
       2,924 Seritage Growth Properties,
                Class A (a)                             42,924
      26,681 Simon Property Group, Inc.              2,275,356
      12,263 SITE Centers Corp.                        124,102
       9,297 Spirit Realty Capital, Inc.               373,461
       7,604 Tanger Factory Outlet Centers,
                Inc.                                    75,736
       8,926 Urban Edge Properties                     115,502
       2,441 Urstadt Biddle Properties, Inc.,
                Class A                                 34,491
       1,695 Washington Prime Group, Inc.               11,034
       9,801 Weingarten Realty Investors               212,388

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             RETAIL REITS (CONTINUED)
       3,240 Whitestone REIT                   $        25,823
                                               ---------------
                                                     8,839,127
                                               ---------------
             SPECIALIZED REITS -- 24.5%
       3,480 CoreSite Realty Corp.                     435,974
      15,889 CubeSmart                                 534,029
       9,799 CyrusOne, Inc.                            716,797
      22,797 Digital Realty Trust, Inc.              3,180,409
       6,071 EPR Properties                            197,307
       7,250 Equinix, Inc.                           5,177,805
      10,516 Extra Space Storage, Inc.               1,218,384
       2,149 Farmland Partners, Inc.                    18,696
       5,976 Four Corners Property Trust, Inc.         177,906
      17,768 Gaming and Leisure Properties,
                Inc.                                   753,363
       9,871 GEO Group (The), Inc.                      87,457
       1,745 Gladstone Land Corp.                       25,547
      23,449 Iron Mountain, Inc.                       691,277
       3,954 Life Storage, Inc.                        472,068
       5,068 National Storage Affiliates Trust         182,600
      12,376 Public Storage                          2,857,990
       5,233 QTS Realty Trust, Inc., Class A           323,818
       1,166 Safehold, Inc.                             84,523
      43,669 VICI Properties, Inc.                   1,113,560
                                               ---------------
                                                    18,249,510
                                               ---------------
             TOTAL COMMON STOCKS -- 99.5%           74,019,658
             (Cost $89,751,750)                ---------------

             MONEY MARKET FUNDS -- 0.1%
      48,551 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)                       48,551
             (Cost $48,551)                    ---------------

             TOTAL INVESTMENTS -- 99.6%             74,068,209
             (Cost $89,800,301) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                    276,173
                                               ---------------
             NET ASSETS -- 100.0%              $    74,344,382
                                               ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of December 31, 2020.

(c)   Aggregate cost for federal income tax purposes is $90,428,263. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $4,557,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $20,917,089. The net unrealized depreciation was $16,360,054.

Page 34                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $    74,019,658   $           --   $           --
Money Market
   Funds                    48,551               --               --
                   -------------------------------------------------
Total Investments  $    74,068,209   $           --   $           --
                   =================================================

* See Portfolio of Investments for Subindustry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST WATER ETF (FIW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BEVERAGES -- 1.9%
     839,411 Primo Water Corp.                 $    13,161,964
                                               ---------------
             BUILDING PRODUCTS -- 7.0%
     410,363 A.O. Smith Corp.                       22,496,100
     310,466 Advanced Drainage Systems, Inc.        25,948,748
                                               ---------------
                                                    48,444,848
                                               ---------------
             CHEMICALS -- 3.7%
     116,533 Ecolab, Inc.                           25,213,080
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.7%
     217,696 Tetra Tech, Inc.                       25,204,843
                                               ---------------
             CONSTRUCTION & ENGINEERING
                -- 8.3%
     508,618 AECOM (a)                              25,319,004
     443,433 Aegion Corp. (a)                        8,420,793
     135,574 Valmont Industries, Inc.               23,715,960
                                               ---------------
                                                    57,455,757
                                               ---------------
             CONSTRUCTION MATERIALS -- 1.3%
     541,658 Forterra, Inc. (a)                      9,313,809
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.2%
     186,143 Badger Meter, Inc.                     17,508,611
     192,767 Itron, Inc. (a)                        18,486,355
                                               ---------------
                                                    35,994,966
                                               ---------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 7.8%
     111,233 Danaher Corp.                          24,709,299
      58,728 IDEXX Laboratories, Inc. (a)           29,356,365
                                               ---------------
                                                    54,065,664
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 3.4%
      53,761 Roper Technologies, Inc.               23,175,829
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 3.9%
     228,702 Agilent Technologies, Inc.             27,098,900
                                               ---------------
             MACHINERY -- 31.9%
     561,248 Evoqua Water Technologies
                Corp. (a)                           15,142,471
     677,072 Flowserve Corp.                        24,950,103
     290,173 Franklin Electric Co., Inc.            20,082,873
     224,631 Gorman-Rupp (The) Co.                   7,289,276
     127,427 IDEX Corp.                             25,383,459
      71,820 Lindsay Corp.                           9,225,997
     386,638 Mueller Industries, Inc.               13,574,860
   1,063,254 Mueller Water Products, Inc.,
                Class A                             13,163,085
     445,182 Pentair PLC                            23,634,713
     594,776 Rexnord Corp.                          23,487,704
     119,929 Watts Water Technologies, Inc.,
                Class A                             14,595,359
     286,434 Xylem, Inc.                            29,156,117
                                               ---------------
                                                   219,686,017
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             MULTI-UTILITIES -- 4.0%
   1,660,613 Algonquin Power & Utilities
                Corp. (b)                      $    27,333,690
                                               ---------------
             WATER UTILITIES -- 17.8%
     226,402 American States Water Co.              18,001,223
     162,490 American Water Works Co., Inc.         24,937,340
     253,267 California Water Service Group         13,684,016
     824,938 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR             7,086,218
     540,383 Essential Utilities, Inc.              25,554,712
     179,060 Middlesex Water Co.                    12,976,478
     183,642 SJW Group                              12,737,409
     157,355 York Water (The) Co.                    7,332,743
                                               ---------------
                                                   122,310,139
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%          688,459,506
             (Cost $505,081,157)               ---------------

             MONEY MARKET FUNDS -- 1.2%
   7,834,059 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (c) (d)                        7,834,059
     286,511 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                      286,511
                                               ---------------
             TOTAL MONEY MARKET FUNDS
                -- 1.2%                              8,120,570
             (Cost $8,120,570)                 ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.2%
$  7,984,211 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $7,984,220. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $8,201,261. (d)                      7,984,211
             (Cost $7,984,211)                 ---------------

             TOTAL INVESTMENTS -- 102.3%           704,564,287
             (Cost $521,185,938) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%              (15,770,101)
                                               ---------------
             NET ASSETS -- 100.0%              $   688,794,186
                                               ===============

Page 36                 See Notes to Financial Statements


FIRST TRUST WATER ETF (FIW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $15,375,286 and the total value of the collateral held by the Fund is $15,818,270.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $526,477,833. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $183,498,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $5,412,014. The net unrealized appreciation was $178,086,454.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $   688,459,506   $           --   $           --
Money Market
   Funds                 8,120,570               --               --
Repurchase
   Agreements                   --        7,984,211               --
                   -------------------------------------------------
Total Investments  $   696,580,076   $    7,984,211   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    15,375,286
Non-cash Collateral(2)                             (15,375,286)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     7,984,211
Non-cash Collateral(4)                              (7,984,211)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 37


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             OIL, GAS & CONSUMABLE FUELS
                -- 100.0%
     582,741 Antero Resources Corp. (a)        $     3,175,938
     333,947 Apache Corp.                            4,738,708
      40,530 Bonanza Creek Energy, Inc. (a)            783,445
     245,693 Cabot Oil & Gas Corp.                   3,999,882
     102,204 Cimarex Energy Co.                      3,833,672
     365,843 CNX Resources Corp. (a)                 3,951,104
     273,854 Comstock Resources, Inc. (a)            1,196,742
     108,811 ConocoPhillips                          4,351,352
     198,517 DCP Midstream, L.P. (b)                 3,676,535
     307,690 Devon Energy Corp.                      4,864,579
     107,723 Diamondback Energy, Inc.                5,213,793
     328,256 Enable Midstream Partners,
                L.P. (b)                             1,726,627
     397,748 Enerplus Corp.                          1,244,951
      91,820 EOG Resources, Inc.                     4,579,063
     270,277 EQT Corp.                               3,435,221
      91,238 Hess Corp.                              4,816,454
      45,183 Hess Midstream, L.P., Class A (b)         884,231
     272,836 Magnolia Oil & Gas Corp.,
                Class A (a)                          1,926,222
     727,121 Marathon Oil Corp.                      4,849,897
     224,395 Matador Resources Co. (a)               2,706,204
     307,666 Murphy Oil Corp.                        3,722,759
     128,021 Noble Midstream Partners,
                L.P. (b)                             1,333,979
     273,133 Occidental Petroleum Corp.              4,727,932
     297,027 Ovintiv, Inc.                           4,265,308
     143,550 PDC Energy, Inc. (a)                    2,947,082
      42,798 Pioneer Natural Resources Co.           4,874,264
     392,257 Range Resources Corp. (a)               2,628,122
     995,211 Southwestern Energy Co. (a)             2,965,729
     103,754 TC PipeLines, L.P. (b)                  3,055,555
     678,040 Tellurian, Inc. (a) (c)                   867,891
     338,592 Vermilion Energy, Inc. (c)              1,506,734
     327,980 Western Midstream Partners,
                L.P. (b)                             4,532,684
                                               ---------------
                                                   103,382,659
                                               ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                          103,382,659
             (Cost $91,135,856)                ---------------

             MONEY MARKET FUNDS -- 0.3%
     201,742 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (d) (e)                          201,742
     122,994 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (d)                      122,994
                                               ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.3%                                324,736
             (Cost $324,736)                   ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$    205,608 JPMorgan Chase & Co., 0.01% (d),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $205,609. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $211,198. (e)                  $       205,608
             (Cost $205,608)                   ---------------

             TOTAL INVESTMENTS -- 100.5%           103,913,003
             (Cost $91,666,200) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.5)%                 (484,296)
                                               ---------------
             NET ASSETS -- 100.0%              $   103,428,707
                                               ===============

(a)   Non-income producing security.

(b)   Security is a Master Limited Partnership ("MLP").

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $352,944 and the total value of the collateral held by the Fund is $407,350.

(d)   Rate shown reflects yield as of December 31, 2020.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for federal income tax purposes is $99,133,666. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $9,944,615 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $5,165,278. The net unrealized appreciation was $4,779,337.

Page 38                 See Notes to Financial Statements


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $   103,382,659   $           --   $           --
Money Market
   Funds                   324,736               --               --
Repurchase
   Agreements                   --          205,608               --
                   -------------------------------------------------
Total Investments  $   103,707,395   $      205,608   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       352,944
Non-cash Collateral(2)                                (352,944)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       205,608
Non-cash Collateral(4)                                (205,608)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 39


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AIR FREIGHT & LOGISTICS -- 0.7%
      57,820 ZTO Express Cayman, Inc., ADR     $     1,686,031
                                               ---------------
             AUTOMOBILES -- 7.5%
     188,009 NIO, Inc., ADR (a)                      9,163,558
     795,653 Tata Motors Ltd., ADR (a)              10,025,228
                                               ---------------
                                                    19,188,786
                                               ---------------
             BANKS -- 14.2%
     240,945 HDFC Bank Ltd., ADR (a)                17,410,686
   1,292,782 ICICI Bank Ltd., ADR (a)               19,210,740
                                               ---------------
                                                    36,621,426
                                               ---------------
             BIOTECHNOLOGY -- 1.4%
       6,386 BeiGene Ltd., ADR (a)                   1,650,079
      14,739 Zai Lab Ltd., ADR (a)                   1,994,776
                                               ---------------
                                                     3,644,855
                                               ---------------
             CAPITAL MARKETS -- 0.7%
      37,026 Futu Holdings Ltd., ADR (a) (b)         1,693,940
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 4.5%
      25,398 GSX Techedu, Inc., ADR (a) (b)          1,313,331
      28,814 New Oriental Education &
                Technology Group,
                Inc., ADR (a)                        5,353,929
      67,800 TAL Education Group, ADR (a)            4,848,378
                                               ---------------
                                                    11,515,638
                                               ---------------
             ENTERTAINMENT -- 7.7%
      25,976 Bilibili, Inc., ADR (a)                 2,226,663
     123,139 DouYu International Holdings
                Ltd., ADR (a)                        1,361,917
     766,587 Eros STX Global Corp. (a) (b)           1,395,188
      78,919 HUYA, Inc., ADR (a) (b)                 1,572,856
      73,025 iQIYI, Inc., ADR (a)                    1,276,477
     105,125 NetEase, Inc., ADR                     10,067,821
      97,424 Tencent Music Entertainment
                Group, ADR (a)                       1,874,438
                                               ---------------
                                                    19,775,360
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.1%
      32,801 Huazhu Group Ltd., ADR                  1,477,029
      90,062 Melco Resorts & Entertainment
                Ltd., ADR                            1,670,650
      84,251 Yum China Holdings, Inc.                4,809,890
                                               ---------------
                                                     7,957,569
                                               ---------------
             INSURANCE -- 0.6%
     145,140 China Life Insurance Co., Ltd.,
                ADR                                  1,605,248
                                               ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 8.2%
      17,293 Autohome, Inc., ADR                     1,722,729
      68,351 Baidu, Inc., ADR (a)                   14,780,220
      18,332 JOYY, Inc., ADR                         1,466,193
     113,549 Momo, Inc., ADR                         1,585,144
      38,647 Weibo Corp., ADR (a)                    1,584,141
                                               ---------------
                                                    21,138,427
                                               ---------------

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 25.2%
      63,127 Alibaba Group Holding Ltd.,
                ADR (a)                        $    14,691,547
      43,941 Baozun, Inc., ADR (a) (b)               1,509,373
      28,176 Dada Nexus Ltd., ADR (a)                1,028,424
     194,788 JD.com, Inc., ADR (a)                  17,121,865
     191,457 MakeMyTrip Ltd. (a)                     5,653,725
     119,769 Pinduoduo, Inc., ADR (a)               21,279,358
      48,611 Trip.com Group Ltd., ADR (a)            1,639,649
      63,932 Vipshop Holdings Ltd., ADR (a)          1,797,129
                                               ---------------
                                                    64,721,070
                                               ---------------
             IT SERVICES -- 14.5%
      18,137 GDS Holdings Ltd., ADR (a) (b)          1,698,348
   1,092,324 Infosys Ltd., ADR                      18,514,892
      40,587 Kingsoft Cloud Holdings Ltd.,
                ADR (a) (b)                          1,767,564
   1,844,680 Wipro Ltd., ADR                        10,422,442
      67,463 WNS (Holdings) Ltd., ADR (a)            4,860,709
                                               ---------------
                                                    37,263,955
                                               ---------------
             METALS & MINING -- 2.5%
     724,093 Vedanta Ltd., ADR (b)                   6,357,537
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.2%
      36,221 China Petroleum & Chemical
                Corp., ADR                           1,615,456
      16,538 CNOOC Ltd., ADR                         1,515,708
                                               ---------------
                                                     3,131,164
                                               ---------------
             PHARMACEUTICALS -- 4.0%
     144,841 Dr. Reddy's Laboratories Ltd.,
                ADR                                 10,325,715
                                               ---------------
             PROFESSIONAL SERVICES -- 0.6%
      23,161 51job, Inc., ADR (a)                    1,621,270
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.4%
      37,955 Daqo New Energy Corp., ADR (a)          2,177,099
      23,651 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                          1,463,287
                                               ---------------
                                                     3,640,386
                                               ---------------
             SOFTWARE -- 1.3%
      42,466 Agora, Inc., ADR (a) (b)                1,679,955
      80,753 OneConnect Financial Technology
                Co., Ltd., ADR (a)                   1,591,642
                                               ---------------
                                                     3,271,597
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
      54,701 China Mobile Ltd., ADR                  1,561,167
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%          256,721,141
             (Cost $176,226,390)               ---------------

Page 40                 See Notes to Financial Statements


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 2.1%
   5,427,570 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (c) (d)                  $     5,427,570
             (Cost $5,427,570)                 ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.2%
$  5,531,597 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $5,531,603. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest is
                $5,681,973. (d)                      5,531,597
             (Cost $5,531,597)                 ---------------

             TOTAL INVESTMENTS -- 104.2%           267,680,308
             (Cost $187,185,557) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.2)%              (10,731,519)
                                               ---------------
             NET ASSETS -- 100.0%              $   256,948,789
                                               ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,908,896 and the total value of the collateral held by the Fund is $10,959,167.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $191,577,825. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $81,288,046 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $5,185,563. The net unrealized appreciation was $76,102,483.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $   256,721,141   $           --   $           --
Money Market
   Funds                 5,427,570               --               --
Repurchase
   Agreements                   --        5,531,597               --
                   -------------------------------------------------
Total Investments  $   262,148,711   $    5,531,597   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 41


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    10,908,896
Non-cash Collateral(2)                             (10,908,896)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     5,531,597
Non-cash Collateral(4)                              (5,531,597)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 42                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 89.2%
      10,078 1st Source Corp.                  $       406,143
       8,065 Allegiance Bancshares, Inc.               275,258
       7,416 Altabancorp                               207,055
      12,246 Amalgamated Bank, Class A                 168,260
      27,407 Ameris Bancorp                          1,043,384
       6,110 Arrow Financial Corp.                     182,750
       8,195 Atlantic Capital Bancshares,
                Inc. (a)                               130,464
      31,047 Atlantic Union Bankshares Corp.         1,022,688
      12,890 BancFirst Corp.                           756,643
      22,714 Bancorp (The), Inc. (a)                   310,046
       3,049 Bank First Corp. (b)                      197,636
       5,370 Bank of Marin Bancorp                     184,406
      51,007 Bank OZK                                1,594,989
      13,865 Banner Corp.                              645,970
      27,729 BOK Financial Corp.                     1,898,882
      32,441 Boston Private Financial
                Holdings, Inc.                         274,126
       7,793 Bridge Bancorp, Inc.                      188,435
      31,181 Brookline Bancorp, Inc.                   375,419
       7,872 Bryn Mawr Bank Corp.                      240,844
       8,151 Business First Bancshares, Inc.           165,954
       2,733 Cambridge Bancorp                         190,627
       5,883 Camden National Corp.                     210,494
      10,386 Carter Bankshares, Inc.                   111,338
      31,418 Cathay General Bancorp                  1,011,345
       9,799 CBTX, Inc.                                249,972
       1,442 Century Bancorp, Inc., Class A            111,553
       6,267 Citizens & Northern Corp.                 124,337
       6,227 City Holding Co.                          433,088
       6,277 Civista Bancshares, Inc.                  110,036
       6,639 CNB Financial Corp.                       141,344
      28,241 Columbia Banking System, Inc.           1,013,852
      46,193 Commerce Bancshares, Inc.               3,034,880
       7,024 Community Trust Bancorp, Inc.             260,239
      15,683 ConnectOne Bancorp, Inc.                  310,367
      20,586 CrossFirst Bankshares, Inc. (a)           221,299
      53,444 CVB Financial Corp.                     1,042,158
      12,714 Eagle Bancorp, Inc.                       525,088
      12,299 Enterprise Financial Services
                Corp.                                  429,850
       5,858 Equity Bancshares, Inc.,
                Class A (a)                            126,474
      11,146 Farmers National Banc Corp.               147,907
       6,326 Financial Institutions, Inc.              142,335
      11,292 First Bancorp                             382,008
       8,443 First Bancshares (The), Inc.              260,720
      21,504 First Busey Corp.                         463,411
       3,475 First Citizens BancShares, Inc.,
                Class A                              1,995,588
       6,988 First Community Bankshares, Inc.          150,801
      38,659 First Financial Bancorp                   677,692
      56,050 First Financial Bankshares, Inc.        2,027,609
       5,409 First Financial Corp.                     210,140
      17,601 First Foundation, Inc.                    352,020
      51,583 First Hawaiian, Inc.                    1,216,327

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             BANKS (CONTINUED)
       3,865 First Internet Bancorp            $       111,080
      16,227 First Interstate BancSystem,
                Inc., Class A                          661,575
      21,400 First Merchants Corp.                     800,574
       6,601 First Mid Bancshares, Inc.                222,190
      45,081 First Midwest Bancorp, Inc.               717,690
       9,421 First of Long Island (The) Corp.          168,165
      11,129 Flushing Financial Corp.                  185,187
      63,992 Fulton Financial Corp.                    813,978
      10,449 German American Bancorp, Inc.             345,757
      37,632 Glacier Bancorp, Inc.                   1,731,448
       5,460 Great Southern Bancorp, Inc.              266,994
       4,328 Guaranty Bancshares, Inc.                 129,624
      34,081 Hancock Whitney Corp.                   1,159,436
      12,116 Hanmi Financial Corp.                     137,395
      23,010 HarborOne Bancorp, Inc.                   249,889
      10,829 HBT Financial, Inc.                       164,059
      14,548 Heartland Financial USA, Inc.             587,303
      23,631 Heritage Commerce Corp.                   209,607
      14,163 Heritage Financial Corp.                  331,273
      65,143 Home BancShares, Inc.                   1,268,986
       6,713 HomeTrust Bancshares, Inc.                129,628
      48,615 Hope Bancorp, Inc.                        530,390
      17,307 Horizon Bancorp, Inc.                     274,489
      13,002 Independent Bank Corp.                    949,666
       8,631 Independent Bank Corp./MI                 159,415
      17,057 Independent Bank Group, Inc.            1,066,404
      24,956 International Bancshares Corp.            934,353
      98,568 Investors Bancorp, Inc.                 1,040,878
      19,905 Lakeland Bancorp, Inc.                    252,793
      10,141 Lakeland Financial Corp.                  543,355
      15,057 Live Oak Bancshares, Inc.                 714,605
      13,450 Macatawa Bank Corp.                       112,577
       6,403 Mercantile Bank Corp.                     173,970
       8,863 Midland States Bancorp, Inc.              158,382
       6,348 MidWestOne Financial Group, Inc.          155,526
       4,651 MVB Financial Corp.                       105,485
      17,206 NBT Bancorp, Inc.                         552,313
       3,978 Nicolet Bankshares, Inc. (a)              263,940
      23,813 OceanFirst Financial Corp.                443,636
      65,208 Old National Bancorp                    1,079,844
      11,578 Old Second Bancorp, Inc.                  116,938
       9,271 Origin Bancorp, Inc.                      257,456
      37,226 Pacific Premier Bancorp, Inc.           1,166,291
      46,060 PacWest Bancorp                         1,169,924
       7,468 Peapack-Gladstone Financial
                Corp.                                  169,972
       7,778 Peoples Bancorp, Inc.                     210,706
      29,915 Pinnacle Financial Partners, Inc.       1,926,526
       5,890 Preferred Bank                            297,268
       6,229 QCR Holdings, Inc.                        246,606
       7,777 RBB Bancorp                               119,610
       2,889 Red River Bancshares, Inc.                143,150
       6,428 Reliant Bancorp, Inc.                     119,689
      22,164 Renasant Corp.                            746,484
       7,382 Republic Bancorp, Inc., Class A           266,269

                        See Notes to Financial Statements                Page 43


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
      15,504 S&T Bancorp, Inc.                 $       385,119
      18,553 Sandy Spring Bancorp, Inc.                597,221
      21,759 Seacoast Banking Corp. of
                Florida (a)                            640,803
      21,264 ServisFirst Bancshares, Inc.              856,727
       6,058 Sierra Bancorp                            144,907
      42,929 Simmons First National Corp.,
                Class A                                926,837
      27,983 South State Corp.                       2,023,171
       3,052 Southern First Bancshares,
                Inc. (a)                               107,888
       9,611 Southern National Bancorp of
                Virginia, Inc.                         116,389
      13,044 Southside Bancshares, Inc.                404,755
       6,819 Spirit of Texas Bancshares, Inc.          114,559
       8,950 Stock Yards Bancorp, Inc.                 362,296
      19,901 Texas Capital Bancshares,
                Inc. (a)                             1,184,110
      28,655 TowneBank                                 672,819
      11,741 TriCo Bancshares                          414,222
      11,765 TriState Capital Holdings,
                Inc. (a)                               204,711
       9,802 Triumph Bancorp, Inc. (a)                 475,887
      25,015 Trustmark Corp.                           683,160
      18,944 UMB Financial Corp.                     1,306,947
      86,858 Umpqua Holdings Corp.                   1,315,030
      51,179 United Bankshares, Inc.                 1,658,200
      34,163 United Community Banks, Inc.              971,596
      11,543 Univest Financial Corp.                   237,555
     159,290 Valley National Bancorp                 1,553,078
      19,587 Veritex Holdings, Inc.                    502,602
       6,809 Washington Trust Bancorp, Inc.            305,043
      26,511 WesBanco, Inc.                            794,270
       6,496 West Bancorporation, Inc.                 125,373
      10,597 Westamerica Bancorporation                585,908
      22,732 Wintrust Financial Corp.                1,388,698
                                               ---------------
                                                    75,874,880
                                               ---------------
             IT SERVICES -- 0.3%
       5,688 Cass Information Systems, Inc.            221,320
                                               ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 10.4%
      11,154 Bridgewater Bancshares, Inc. (a)          139,313
      54,740 Capitol Federal Financial, Inc.           684,250
      44,432 Columbia Financial, Inc. (a)              691,362
         843 Hingham Institution for Savings           182,088
       8,593 HomeStreet, Inc.                          290,014
      35,303 Kearny Financial Corp.                    372,800
      11,337 Merchants Bancorp                         313,241
      20,672 Meridian Bancorp, Inc.                    308,220
      13,191 Meta Financial Group, Inc.                482,263
      20,952 Northfield Bancorp, Inc.                  258,338
      50,405 Northwest Bancshares, Inc.                642,160
       6,475 PCSB Financial Corp.                      103,211
      14,708 Premier Financial Corp.                   338,284
     110,529 TFS Financial Corp.                     1,948,626
      38,033 TrustCo Bank Corp. NY                     253,680
      29,902 Washington Federal, Inc.                  769,677

SHARES       DESCRIPTION                            VALUE
--------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
       9,924 Waterstone Financial, Inc.        $       186,770
      19,879 WSFS Financial Corp.                      892,170
                                               ---------------
                                                     8,856,467
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%           84,952,667
             (Cost $98,309,866)                ---------------

             MONEY MARKET FUNDS -- 0.1%
      90,541 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (c) (d)                           90,541
             (Cost $90,541)                    ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.1%
$     92,276 JPMorgan Chase & Co., 0.01% (c),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $92,276. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest
                is $94,785. (d)                         92,276
             (Cost $92,276)                    ---------------

             TOTAL INVESTMENTS -- 100.1%            85,135,484
             (Cost $98,492,683) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (115,508)
                                               ---------------
             NET ASSETS -- 100.0%              $    85,019,976
                                               ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $175,014 and the total value of the collateral held by the Fund is $182,817.

(c)   Rate shown reflects yield as of December 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $99,026,324. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $2,129,219 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $16,020,059. The net unrealized depreciation was $13,890,840.

Page 44                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2          LEVEL 3
                       LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED          OBSERVABLE      UNOBSERVABLE
                       PRICES            INPUTS           INPUTS
                   -------------------------------------------------
Common Stocks*     $    84,952,667   $           --   $           --
Money Market
   Funds                    90,541               --               --
Repurchase
   Agreements                   --           92,276               --
                   -------------------------------------------------
Total Investments  $    85,043,208   $       92,276   $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       175,014
Non-cash Collateral(2)                                (175,014)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $        92,276
Non-cash Collateral(4)                                 (92,276)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2020


                                                                            FIRST TRUST                            FIRST TRUST
                                                                            NASDAQ-100         FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-        EX-TECHNOLOGY
                                                                             WEIGHTED       TECHNOLOGY SECTOR        SECTOR
                                                                            INDEX FUND          INDEX FUND         INDEX FUND
                                                                              (QQEW)              (QTEC)             (QQXT)
                                                                         -----------------  ------------------  -----------------

ASSETS:
Investments, at value...............................................      $ 1,175,546,309    $  3,350,045,746    $   146,998,977
Cash................................................................              899,283           1,867,932                 --
Receivables:........................................................
      Capital shares sold...........................................            5,026,378                  --                 --
      Dividends.....................................................              473,561             578,431             84,301
      Securities lending income.....................................                  297                  --                 --
      Investment securities sold....................................                   --                  --                 --
      Reclaims......................................................                   --                  --                 --
Prepaid expenses....................................................                7,431              22,506                962
                                                                          ---------------    ----------------    ---------------
      Total Assets..................................................        1,181,953,259       3,352,514,615        147,084,240
                                                                          ---------------    ----------------    ---------------
LIABILITIES:
Payables:
      Investment securities purchased...............................            5,027,496                  --                 --
      Collateral for securities on loan.............................              719,511                  --                 --
      Investment advisory fees......................................              390,459           1,131,159             48,533
      Licensing fees................................................              259,281             780,029             33,897
      Shareholder reporting fees....................................               37,031             107,625              7,624
      Audit and tax fees............................................               21,925              21,925             21,925
      Trustees' fees................................................                   58                 129                 52
Other liabilities...................................................              227,342             562,482             33,802
                                                                          ---------------    ----------------    ---------------
      Total Liabilities.............................................            6,683,103           2,603,349            145,833
                                                                          ---------------    ----------------    ---------------
NET ASSETS..........................................................      $ 1,175,270,156    $  3,349,911,266    $   146,938,407
                                                                          ===============    ================    ===============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................      $   951,655,794    $  2,502,860,650    $   129,243,323
Par value...........................................................              116,500             242,500             18,500
Accumulated distributable earnings (loss)...........................          223,497,862         846,808,116         17,676,584
                                                                          ---------------    ----------------    ---------------
NET ASSETS..........................................................      $ 1,175,270,156    $  3,349,911,266    $   146,938,407
                                                                          ===============    ================    ===============
NET ASSET VALUE, per share..........................................      $        100.88    $         138.14    $         79.43
                                                                          ===============    ================    ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           11,650,002          24,250,002          1,850,002
                                                                          ===============    ================    ===============
Investments, at cost................................................      $   902,591,215    $  2,375,824,157    $   113,378,641
                                                                          ===============    ================    ===============
Securities on loan, at value........................................      $       699,738    $             --    $            --
                                                                          ===============    ================    ===============


Page 46                 See Notes to Financial Statements



  FIRST TRUST                                                                                      FIRST TRUST
   NASDAQ(R)         FIRST TRUST                                                                  NASDAQ(R) ABA
 CLEAN EDGE(R)           S&P             FIRST TRUST        FIRST TRUST        FIRST TRUST          COMMUNITY
  GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA               BANK
   INDEX FUND         INDEX FUND             ETF                ETF                ETF              INDEX FUND
     (QCLN)             (FRI)               (FIW)              (FCG)              (FNI)               (QABA)
----------------  ------------------  -----------------  -----------------  ------------------  ------------------


 $2,102,862,201    $     74,068,209    $   704,564,287    $   103,913,003    $    267,680,308    $     85,135,484
        650,958                  --                 --                 --             420,822               8,791

     14,088,078                  --                 --                 --                  --                  --
        434,070             357,252            518,606             26,631                  --             160,002
        258,331                  --                190              9,282              12,730                  48
             --              63,607                 --                 --                  --                  --
             --                  --              9,524                 --                  --                  --
          4,611                 602              4,298                535               1,384                 465
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
  2,118,298,249          74,489,670        705,096,905        103,949,451         268,115,244          85,304,790
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------

     14,032,784              64,362                 --                 --                  --                  --
    103,312,485                  --         15,818,270            407,350          10,959,167             182,817
        518,340              26,079            224,453             33,981              82,120              34,021
        292,943               2,203             76,543             23,256              42,268              15,704
         18,436               9,068             28,627             10,876               9,850               7,477
         21,925              21,925             21,925             21,925              21,925              21,925
             --                  66                 62                 53                  44                  60
        298,723              21,585            132,839             23,303              51,081              22,810
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
    118,495,636             145,288         16,302,719            520,744          11,166,455             284,814
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
 $1,999,802,613    $     74,344,382    $   688,794,186    $   103,428,707    $    256,948,789    $     85,019,976
 ==============    ================    ===============    ===============    ================    ================

 $1,378,592,365    $     92,792,977    $   523,260,920    $   616,051,850    $    253,438,588    $    112,105,684
        285,000              32,000             95,500            117,484              43,500              19,000
    620,925,248         (18,480,595)       165,437,766       (512,740,627)          3,466,701         (27,104,708)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
 $1,999,802,613    $     74,344,382    $   688,794,186    $   103,428,707    $    256,948,789    $     85,019,976
 ==============    ================    ===============    ===============    ================    ================
 $        70.17    $          23.23    $         72.13    $          8.80    $          59.07    $          44.75
 ==============    ================    ===============    ===============    ================    ================

     28,500,002           3,200,002          9,550,002         11,748,365           4,350,002           1,900,002
 ==============    ================    ===============    ===============    ================    ================
 $1,453,208,352    $     89,800,301    $   521,185,938    $    91,666,200    $    187,185,557    $     98,492,683
 ==============    ================    ===============    ===============    ================    ================
 $   97,955,430    $             --    $    15,375,286    $       352,944    $     10,908,896    $        175,014
 ==============    ================    ===============    ===============    ================    ================


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020


                                                                            FIRST TRUST                            FIRST TRUST
                                                                            NASDAQ-100         FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-        EX-TECHNOLOGY
                                                                             WEIGHTED       TECHNOLOGY SECTOR        SECTOR
                                                                            INDEX FUND          INDEX FUND         INDEX FUND
                                                                              (QQEW)              (QTEC)             (QQXT)
                                                                         -----------------  ------------------  -----------------

INVESTMENT INCOME:
Dividends...........................................................      $     8,809,467    $     29,630,093    $     1,053,320
Securities lending income (net of fees).............................                9,298               4,867              1,757
Foreign withholding tax.............................................              (26,781)           (206,310)                --
                                                                          ---------------    ----------------    ---------------
      Total investment income.......................................            8,791,984          29,428,650          1,055,077
                                                                          ---------------    ----------------    ---------------
EXPENSES:
Investment advisory fees............................................            3,562,907          11,005,664            447,264
Licensing fees......................................................              890,222           2,749,849            111,752
Accounting and administration fees..................................              445,404           1,169,359             57,247
Shareholder reporting fees..........................................               83,506             226,879             22,135
Custodian fees......................................................               66,278             185,955              9,152
Transfer agent fees.................................................               44,181              93,779              5,590
Legal fees..........................................................               22,505              66,576              3,279
Audit and tax fees..................................................               22,381              22,283             22,299
Trustees' fees and expenses.........................................                7,447               9,066              6,787
Listing fees........................................................                6,627               7,524              6,063
Registration and filing fees........................................                  611             (28,224)               207
Excise Tax..........................................................                   --                  --                 --
Other expenses......................................................               16,231              51,095              3,743
                                                                          ---------------    ----------------    ---------------
      Total expenses................................................            5,168,300          15,559,805            695,518
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................                   --                  --            (24,666)
                                                                          ---------------    ----------------    ---------------
      Net expenses..................................................            5,168,300          15,559,805            670,852
                                                                          ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)........................................            3,623,684          13,868,845            384,225
                                                                          ---------------    ----------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (16,116,618)        (51,038,540)        (3,275,887)
      In-kind redemptions...........................................          159,310,004         539,958,526         29,890,183
      Foreign currency transactions.................................                   --                  --                 --
                                                                          ---------------    ----------------    ---------------
Net realized gain (loss)............................................          143,193,386         488,919,986         26,614,296
                                                                          ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................          126,318,441         318,775,768         12,091,041
      Foreign currency translation..................................                   --                  --                 --
                                                                          ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation)................          126,318,441         318,775,768         12,091,041
                                                                          ---------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          269,511,827         807,695,754         38,705,337
                                                                          ---------------    ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................      $   273,135,511    $    821,564,599    $    39,089,562
                                                                          ===============    ================    ===============


Page 48                 See Notes to Financial Statements



  FIRST TRUST                                                                                      FIRST TRUST
   NASDAQ(R)         FIRST TRUST                                                                  NASDAQ(R) ABA
 CLEAN EDGE(R)           S&P             FIRST TRUST        FIRST TRUST        FIRST TRUST          COMMUNITY
  GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA               BANK
   INDEX FUND         INDEX FUND             ETF                ETF                ETF              INDEX FUND
     (QCLN)             (FRI)               (FIW)              (FCG)              (FNI)               (QABA)
----------------  ------------------  -----------------  -----------------  ------------------  ------------------


 $    1,677,024    $      2,535,694    $     6,478,729    $     1,506,320    $      1,241,741    $      2,708,577
      1,552,517                  --             36,763            210,762              89,544               2,252
       (119,605)               (627)          (112,003)           (17,341)           (102,333)             (5,988)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
      3,109,936           2,535,067          6,403,489          1,699,741           1,228,952           2,704,841
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------

      1,933,008             299,568          2,146,733            326,459             618,512             323,015
        482,272              78,496            268,233             81,582             123,582              72,694
        236,340              52,097            269,705             42,301              79,104              43,051
         45,988              27,621             68,891             29,735              25,436              18,850
         36,269              11,463             41,234              7,089              10,742              11,916
         22,465               4,992             26,833              4,080               7,731               4,037
         10,027               6,358             13,921              2,134               4,471               2,223
         22,359              22,219             22,250             22,241              23,011              22,217
          6,964               6,801              7,204              6,754               6,802               6,736
          6,279               9,813             12,292             12,292              12,292               6,117
         92,142                (327)               202              4,287               6,114                  --
             --                  --                 --              6,639                  --                  --
          5,488               4,393             10,371              3,441               3,368               5,092
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
      2,899,601             523,494          2,887,869            549,034             921,165             515,948

           (766)            (24,447)                --            (59,597)                 --             (31,508)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
      2,898,835             499,047          2,887,869            489,437             921,165             484,440
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
        211,101           2,036,020          3,515,620          1,210,304             307,787           2,220,401
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------

      8,009,319          (2,777,733)        (7,924,985)       (40,018,137)         (7,960,765)         (5,735,628)
     57,161,843          (7,932,118)        37,284,598          4,918,236           6,829,756         (15,343,733)
             --                  --                 --             (1,199)                 --                  --
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
     65,171,162         (10,709,851)        29,359,613        (35,101,100)         (1,131,009)        (21,079,361)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------

    611,432,069         (14,457,019)        71,918,615         28,758,921          86,193,314          (7,035,863)
             --                  --                 --               (154)                 --                  --
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
    611,432,069         (14,457,019)        71,918,615         28,758,767          86,193,314          (7,035,863)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------
    676,603,231         (25,166,870)       101,278,228         (6,342,333)         85,062,305         (28,115,224)
 --------------    ----------------    ---------------    ---------------    ----------------    ----------------

 $  676,814,332    $    (23,130,850)   $   104,793,848    $    (5,132,029)   $     85,370,092    $    (25,894,823)
 ==============    ================    ===============    ===============    ================    ================


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST                          FIRST TRUST
                                                                       NASDAQ-100                          NASDAQ-100-
                                                                     EQUAL WEIGHTED                     TECHNOLOGY SECTOR
                                                                       INDEX FUND                           INDEX FUND
                                                                         (QQEW)                               (QTEC)
                                                            --------------------------------     --------------------------------
                                                              Year Ended       Year Ended          Year Ended       Year Ended
                                                              12/31/2020       12/31/2019          12/31/2020       12/31/2019
                                                            ---------------  ---------------     ---------------  ---------------

OPERATIONS:
Net investment income (loss)..............................  $     3,623,684  $     4,039,735     $    13,868,845  $    20,090,450
Net realized gain (loss)..................................      143,193,386       68,938,117         488,919,986      259,828,770
Net change in unrealized appreciation (depreciation)......      126,318,441      122,382,566         318,775,768      632,641,177
                                                            ---------------  ---------------     ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................      273,135,511      195,360,418         821,564,599      912,560,397
                                                            ---------------  ---------------     ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................       (3,745,681)      (3,935,821)        (14,694,706)     (19,495,801)
Return of capital.........................................               --               --                  --               --
                                                            ---------------  ---------------     ---------------  ---------------
Total distributions to shareholders.......................       (3,745,681)      (3,935,821)        (14,694,706)     (19,495,801)
                                                            ---------------  ---------------     ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................      469,620,748      460,061,921       1,270,455,298      950,824,332
Cost of shares redeemed...................................     (471,178,171)    (205,513,260)     (1,639,801,831)    (882,169,809)
                                                            ---------------  ---------------     ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................       (1,557,423)     254,548,661        (369,346,533)      68,654,523
                                                            ---------------  ---------------     ---------------  ---------------
Total increase (decrease) in net assets...................      267,832,407      445,973,258         437,523,360      961,719,119

NET ASSETS:
Beginning of period.......................................      907,437,749      461,464,491       2,912,387,906    1,950,668,787
                                                            ---------------  ---------------     ---------------  ---------------
End of period.............................................  $ 1,175,270,156  $   907,437,749     $ 3,349,911,266  $ 2,912,387,906
                                                            ===============  ===============     ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................       12,300,002        8,450,002          29,100,002       28,700,002
Shares sold...............................................        5,550,000        7,000,000          10,800,000       10,550,000
Shares redeemed...........................................       (6,200,000)      (3,150,000)        (15,650,000)     (10,150,000)
                                                            ---------------  ---------------     ---------------  ---------------
Shares outstanding, end of period.........................       11,650,002       12,300,002          24,250,002       29,100,002
                                                            ===============  ===============     ===============  ===============


Page 50                 See Notes to Financial Statements



         FIRST TRUST                      FIRST TRUST                       FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                            S&P                           FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                   REIT                              WATER
         INDEX FUND                       INDEX FUND                        INDEX FUND                            ETF
           (QQXT)                           (QCLN)                             (FRI)                             (FIW)
-----------------------------   -------------------------------   -------------------------------   -------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
 12/31/2020      12/31/2019       12/31/2020      12/31/2019        12/31/2020       12/31/2019       12/31/2020       12/31/2019
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------


$     384,225   $     353,820   $      211,101   $      623,556   $    2,036,020   $    3,784,726   $    3,515,620   $    2,408,802
   26,614,296       2,965,398       65,171,162        1,068,356      (10,709,851)       2,561,063       29,359,613        3,312,232
   12,091,041      19,058,774      611,432,069       36,620,613      (14,457,019)      20,571,144       71,918,615      112,270,384
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   39,089,562      22,377,992      676,814,332       38,312,525      (23,130,850)      26,916,933      104,793,848      117,991,418
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (389,766)       (347,860)      (3,181,371)      (1,099,140)      (2,857,361)      (3,933,661)      (3,656,056)      (2,453,686)
           --              --               --               --               --               --               --               --
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
     (389,766)       (347,860)      (3,181,371)      (1,099,140)      (2,857,361)      (3,933,661)      (3,656,056)      (2,453,686)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   76,102,422       5,311,126    1,267,759,656       25,415,355               --      106,488,924      153,090,861      143,444,740
  (70,046,805)     (2,776,468)     (86,057,101)      (1,893,033)     (98,309,474)     (46,525,981)    (101,602,162)     (12,922,220)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

    6,055,617       2,534,658    1,181,702,555       23,522,322      (98,309,474)      59,962,943       51,488,699      130,522,520
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
   44,755,413      24,564,790    1,855,335,516       60,735,707     (124,297,685)      82,946,215      152,626,491      246,060,252

  102,182,994      77,618,204      144,467,097       83,731,390      198,642,067      115,695,852      536,167,695      290,107,443
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
$ 146,938,407   $ 102,182,994   $1,999,802,613   $  144,467,097   $   74,344,382   $  198,642,067   $  688,794,186   $  536,167,695
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

    1,750,002       1,700,002        5,800,002        4,750,002        7,600,002        5,350,002        8,950,002        6,600,002
    1,200,000         100,000       25,400,000        1,150,000               --        4,150,000        2,500,000        2,600,000
   (1,100,000)        (50,000)      (2,700,000)        (100,000)      (4,400,000)      (1,900,000)      (1,900,000)        (250,000)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
    1,850,002       1,750,002       28,500,002        5,800,002        3,200,002        7,600,002        9,550,002        8,950,002
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST                          FIRST TRUST
                                                                      NATURAL GAS                            CHINDIA
                                                                          ETF                                  ETF
                                                                         (FCG)                                (FNI)
                                                            --------------------------------     --------------------------------
                                                              Year Ended       Year Ended          Year Ended       Year Ended
                                                              12/31/2020       12/31/2019          12/31/2020       12/31/2019
                                                            ---------------  ---------------     ---------------  ---------------

OPERATIONS:
Net investment income (loss)..............................  $     1,210,304  $       558,856     $       307,787  $       395,500
Net realized gain (loss)..................................      (35,101,100)     (40,175,912)         (1,131,009)       4,941,945
Net change in unrealized appreciation (depreciation)......       28,758,767       29,070,470          86,193,314       26,166,968
                                                            ---------------  ---------------     ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................       (5,132,029)     (10,546,586)         85,370,092       31,504,413
                                                            ---------------  ---------------     ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................           (6,156)        (702,738)           (754,006)        (356,420)
Return of capital.........................................       (3,810,423)      (1,498,301)                 --               --
                                                            ---------------  ---------------     ---------------  ---------------
Total distributions to shareholders.......................       (3,816,579)      (2,201,039)           (754,006)        (356,420)
                                                            ---------------  ---------------     ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................      127,269,397       56,754,471          96,283,160       14,960,610
Cost of shares redeemed...................................     (110,100,974)     (37,671,942)        (35,241,060)     (67,824,717)
                                                            ---------------  ---------------     ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................       17,168,423       19,082,529          61,042,100      (52,864,107)
                                                            ---------------  ---------------     ---------------  ---------------
Total increase (decrease) in net assets...................        8,219,815        6,334,904         145,658,186      (21,716,114)
                                                            ---------------  ---------------     ---------------  ---------------
NET ASSETS:
Beginning of period.......................................       95,208,892       88,873,988         111,290,603      133,006,717
                                                            ---------------  ---------------     ---------------  ---------------
End of period.............................................  $   103,428,707  $    95,208,892     $   256,948,789  $   111,290,603
                                                            ===============  ===============     ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................        7,898,365        6,048,365           2,800,002        4,300,002
Shares sold...............................................       21,850,000        4,200,000           2,500,000          400,000
Shares redeemed...........................................      (18,000,000)      (2,350,000)           (950,000)      (1,900,000)
                                                            ---------------  ---------------     ---------------  ---------------
Shares outstanding, end of period.........................       11,748,365        7,898,365           4,350,002        2,800,002
                                                            ===============  ===============     ===============  ===============


Page 52                 See Notes to Financial Statements



         FIRST TRUST
        NASDAQ(R) ABA
       COMMUNITY BANK
         INDEX FUND
           (QABA)
-----------------------------
 Year Ended        Year Ended
 12/31/2020        12/31/2019
-------------   -------------


$   2,220,401   $   3,568,952
  (21,079,361)    (11,357,611)
   (7,035,863)     46,428,802
-------------   -------------

  (25,894,823)     38,640,143
-------------   -------------

   (2,302,952)     (3,498,602)
           --              --
-------------   -------------
   (2,302,952)     (3,498,602)
-------------   -------------

   20,210,038              --
  (49,744,762)   (121,151,073)
-------------   -------------

  (29,534,724)   (121,151,073)
-------------   -------------
  (57,732,499)    (86,009,532)

  142,752,475     228,762,007
-------------   -------------
$  85,019,976   $ 142,752,475
=============   =============

    2,750,002       5,300,002
      500,000              --
   (1,350,000)     (2,550,000)
-------------   -------------
    1,900,002       2,750,002
=============   =============


                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                                                        YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------
                                                  2020           2019           2018              2017           2016
                                              ------------   ------------   ------------      ------------   ------------
Net asset value, beginning of period          $      73.78   $      54.61   $      57.88      $      46.18   $      43.48
                                              ------------   ------------   ------------      ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.34           0.36           0.32              0.24           0.31
Net realized and unrealized gain (loss)              27.11          19.16          (3.29) (a)        11.74           2.73
                                              ------------   ------------   ------------      ------------   ------------
Total from investment operations                     27.45          19.52          (2.97)            11.98           3.04
                                              ------------   ------------   ------------      ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.35)         (0.35)         (0.30)            (0.28)         (0.34)
                                              ------------   ------------   ------------      ------------   ------------
Net asset value, end of period                $     100.88   $      73.78   $      54.61      $      57.88   $      46.18
                                              ============   ============   ============      ============   ============
TOTAL RETURN (b)                                     37.35%         35.78%         (5.16)% (a)       26.00%          7.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  1,175,270   $    907,438   $    461,464      $    529,632   $    404,044
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.58%          0.59%          0.60%             0.60%          0.61%
Ratio of net expenses to average net
   assets                                             0.58%          0.59%          0.60%             0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.41%          0.56%          0.52%             0.45%          0.72%
Portfolio turnover rate (c)                             28%            29%            27%               26%            29%

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $     100.08   $      67.97   $      71.92   $      52.62   $      42.64
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.58           0.70           0.65           0.48           0.67
Net realized and unrealized gain (loss)              38.09          32.09          (3.98)         19.39           9.99
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     38.67          32.79          (3.33)         19.87          10.66
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.61)         (0.68)         (0.62)         (0.57)         (0.68)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $     138.14   $     100.08   $      67.97   $      71.92   $      52.62
                                              ============   ============   ============   ============   ============
TOTAL RETURN (b)                                     38.82%         48.36%         (4.70)%        37.86%         25.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  3,349,911   $  2,912,388   $  1,950,669   $  2,200,711   $  1,570,855
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.57%          0.57%          0.57%          0.58%          0.60%
Ratio of net expenses to average net
   assets                                             0.57%          0.57%          0.57%          0.58%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.50%          0.82%          0.84%          0.76%          1.40%
Portfolio turnover rate (c)                             31%            23%            21%            21%            27%


(a)   The Fund received a reimbursement from the Advisor in the amount of
      $22,098 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      58.39   $      45.66   $      48.53   $      40.44   $      41.45
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22           0.20           0.18           0.12           0.09
Net realized and unrealized gain (loss)              21.04          12.73          (2.88)          8.13          (0.98)
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     21.26          12.93          (2.70)          8.25          (0.89)
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.22)         (0.20)         (0.17)         (0.16)         (0.12)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      79.43   $      58.39   $      45.66   $      48.53   $      40.44
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     36.48%         28.35%         (5.58)%        20.41%         (2.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    146,938   $    102,183   $     77,618   $    101,914   $    103,118
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.62%          0.64%          0.64%          0.63%          0.64%
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.34%          0.38%          0.34%          0.25%          0.23%
Portfolio turnover rate (b)                             35%            31%            26%            25%            30%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      24.91   $      17.63   $      20.28   $      15.47   $      16.01
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.11           0.13           0.12           0.05           0.17
Net realized and unrealized gain (loss)              45.36           7.36          (2.59)          4.85          (0.52)
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     45.47           7.49          (2.47)          4.90          (0.35)
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.21)         (0.21)         (0.11)         (0.09)         (0.19)
Return of capital                                       --             --          (0.07)            --             --
                                              ------------   ------------   ------------   ------------   ------------
Total distributions                                  (0.21)         (0.21)         (0.18)         (0.09)         (0.19)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      70.17   $      24.91   $      17.63   $      20.28   $      15.47
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                    183.52%         42.69%        (12.22)%        31.73%         (2.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  1,999,803   $    144,467   $     83,731   $     91,262   $     51,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.60%          0.63%          0.65%          0.66%          0.68%
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.04%          0.58%          0.59%          0.23%          1.18%
Portfolio turnover rate (b)                             43%            26%            45%            32%            49%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST S&P REIT INDEX FUND (FRI)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      26.14   $      21.63   $      23.28   $      23.07   $      22.07
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.52           0.56           0.69           0.71           0.62
Net realized and unrealized gain (loss)              (2.72)          4.55          (1.65)          0.16           1.13
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     (2.20)          5.11          (0.96)          0.87           1.75
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.71)         (0.60)         (0.69)         (0.66)         (0.75)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      23.23   $      26.14   $      21.63   $      23.28   $      23.07
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     (8.10)%        23.67%         (4.19)%         3.79%          7.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     74,344   $    198,642   $    115,696   $    161,791   $    236,426
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.52%          0.51%          0.52%          0.48%          0.49%
Ratio of net expenses to average net
   assets                                             0.50%          0.50%          0.50%          0.48%          0.49%
Ratio of net investment income (loss) to
   average net assets                                 2.04%          2.40%          3.05%          2.77%          2.52%
Portfolio turnover rate (b)                              6%            10%            10%             7%             6%

FIRST TRUST WATER ETF (FIW)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      59.91   $      43.96   $      48.58   $      39.61   $      30.13
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.38           0.32           0.35           0.54           0.20
Net realized and unrealized gain (loss)              12.24          15.96          (4.65)          8.98           9.48
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     12.62          16.28          (4.30)          9.52           9.68
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.40)         (0.33)         (0.32)         (0.55)         (0.20)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      72.13   $      59.91   $      43.96   $      48.58   $      39.61
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     21.20%         37.11%         (8.89)%        24.25%         32.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    688,794   $    536,168   $    290,107   $    298,775   $    221,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.54%          0.55%          0.55%          0.56%          0.57%
Ratio of net expenses to average net
   assets                                             0.54%          0.55%          0.55%          0.56%          0.57%
Ratio of net investment income (loss) to
   average net assets                                 0.66%          0.61%          0.72%          1.26%          0.58%
Portfolio turnover rate (b)                             15%            12%            11%            24%            42%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NATURAL GAS ETF (FCG)
                                                                       YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------
                                                  2020           2019           2018           2017             2016
                                              ------------   ------------   ------------   ------------     ------------
Net asset value, beginning of period          $      12.05   $      14.69   $      22.75   $      26.15     $      22.30
                                              ------------   ------------   ------------   ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.10           0.10           0.02          (0.02)            0.13
Net realized and unrealized gain (loss)              (3.01)         (2.39)         (7.86)         (3.02)            4.16
                                              ------------   ------------   ------------   ------------     ------------
Total from investment operations                     (2.91)         (2.29)         (7.84)         (3.04)            4.29
                                              ------------   ------------   ------------   ------------     ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   --          (0.11)            --          (0.23)           (0.44)
Return of capital                                    (0.34)         (0.24)         (0.22)         (0.13)              --
                                              ------------   ------------   ------------   ------------     ------------
Total distributions                                  (0.34)         (0.35)         (0.22)         (0.36)           (0.44)
                                              ------------   ------------   ------------   ------------     ------------
Net asset value, end of period                $       8.80   $      12.05   $      14.69   $      22.75     $      26.15
                                              ============   ============   ============   ============     ============
TOTAL RETURN (a)                                    (23.22)%       (15.87)%       (34.77)%       (11.53)%          19.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    103,429   $     95,209   $     88,874   $    184,262     $    251,024
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.67%          0.65%          0.63%          0.64% (b)        0.64% (b)
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.60%          0.63% (b)        0.61% (b)
Ratio of net investment income (loss) to
   average net assets                                 1.48%          0.65%          0.07%         (0.11)%           0.54%
Portfolio turnover rate (c)                            103%            61%            47%            53%             103%

FIRST TRUST CHINDIA ETF (FNI)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      39.75   $      30.93   $      39.57   $      27.39   $      28.36
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.09           0.14           0.04           0.34           0.25
Net realized and unrealized gain (loss)              19.42           8.81          (8.16)         12.61          (0.85)
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     19.51           8.95          (8.12)         12.95          (0.60)
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.19)         (0.13)         (0.52)         (0.77)         (0.37)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      59.07   $      39.75   $      30.93   $      39.57   $      27.39
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     49.25%         28.96%        (20.68)%        47.36%         (2.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    256,949   $    111,291   $    133,007   $    375,915   $    131,466
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.60%          0.60%          0.59%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.59%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.20%          0.35%          1.06%          0.91%          0.91%
Portfolio turnover rate (c)                             46%            26%            22%            35%            47%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   For the years ended December 31, 2017 and 2016, ratios reflect excise tax of 0.03% and 0.01%, respectively, which are not included in the expense cap.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 57


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      51.91   $      43.16   $      52.34   $      52.81   $      38.94
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.11           1.04           0.81           0.74           0.58
Net realized and unrealized gain (loss)              (7.13)          8.72          (9.17)         (0.46)         13.89
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                     (6.02)          9.76          (8.36)          0.28          14.47
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.14)         (1.01)         (0.82)         (0.75)         (0.60)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      44.75   $      51.91   $      43.16   $      52.34   $      52.81
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                    (11.00)%        22.80%        (16.14)%         0.55%         37.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     85,020   $    142,752   $    228,762   $    314,032   $    404,023
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.64%          0.60%          0.60%          0.60%          0.61%
Ratio of net expenses to average net
   assets                                             0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                 2.75%          1.98%          1.50%          1.37%          1.54%
Portfolio turnover rate (b)                             14%            15%            11%            14%            16%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 58                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds. This report covers the nine funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (Nasdaq ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (Nasdaq
         ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (Nasdaq
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust Water ETF - (NYSE Arca ticker "FIW")
      First Trust Natural Gas ETF - (NYSE Arca ticker "FCG")
      First Trust Chindia ETF - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (Nasdaq ticker
         "QABA")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units". The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund             NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index(SM)
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust Water ETF                                           ISE Clean Edge Water Index
First Trust Natural Gas ETF                                     ISE-Revere Natural Gas(TM) Index
First Trust Chindia ETF                                         ISE ChIndia(TM) Index
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 59

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

      Common stocks, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2020, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A
Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2020, QQEW,
QCLN, FIW, FCG, FNI, and QABA had securities in the securities lending program.
During the fiscal year ended December 31, 2020, QQEW, QTEC, QQXT, QCLN, FIW,
FCG, FNI, and QABA participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2020 were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $    3,745,681        $         --        $          --
First Trust NASDAQ-100-Technology Sector Index Fund                        14,694,706                  --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                        389,766                  --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 3,181,371                  --                   --
First Trust S&P REIT Index Fund                                             2,857,361                  --                   --
First Trust Water ETF                                                       3,656,056                  --                   --
First Trust Natural Gas ETF                                                     6,156                  --            3,810,423
First Trust Chindia ETF                                                       754,006                  --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                         2,302,952                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2019 was as follows:


                                                                        Distributions       Distributions       Distributions
                                                                          paid from           paid from           paid from
                                                                       Ordinary Income      Capital Gains     Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $    3,935,821        $         --        $          --
First Trust NASDAQ-100-Technology Sector Index Fund                        19,495,801                  --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                        347,860                  --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 1,099,140                  --                   --
First Trust S&P REIT Index Fund                                             3,933,661                  --                   --
First Trust Water ETF                                                       2,453,686                  --                   --
First Trust Natural Gas ETF                                                   702,738                  --            1,498,301
First Trust Chindia ETF                                                       356,420                  --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                         3,498,602                  --                   --


As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $       24,851        $(39,986,550)       $ 263,459,561
First Trust NASDAQ-100-Technology Sector Index Fund                                --         (87,680,923)         934,489,039
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                          9,725         (14,045,683)          31,712,542
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                        --         (13,904,213)         634,829,461
First Trust S&P REIT Index Fund                                                    --          (2,120,541)         (16,360,054)
First Trust Water ETF                                                              --         (12,648,688)         178,086,454
First Trust Natural Gas ETF                                                        --        (517,519,964)           4,779,337
First Trust Chindia ETF                                                      (156,043)        (72,479,739)          76,102,483
First Trust NASDAQ(R) ABA Community Bank Index Fund                                --         (13,213,868)         (13,890,840)


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position, if any, are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

                                                                         Page 63


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of December 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                        Non-Expiring
                                                                        Capital Loss
                                                                       Carryforwards
                                                                     ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $   39,986,550
First Trust NASDAQ-100-Technology Sector Index Fund                        87,680,923
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                     14,045,683
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                13,904,213
First Trust S&P REIT Index Fund                                             2,120,541
First Trust Water ETF                                                      12,648,688
First Trust Natural Gas ETF                                               517,519,964
First Trust Chindia ETF                                                    72,479,739
First Trust NASDAQ(R) ABA Community Bank Index Fund                        13,213,868



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

During the taxable year ended December 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                                        Capital Loss
                                                                        Carryforward
                                                                          Utilized
                                                                     ------------------
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            $   18,724,713


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Fund listed below incurred and elected to defer late year ordinary or capital losses as follows:


                                                                           Qualified Late Year Losses
                                                                     ---------------------------------------
                                                                      Ordinary Losses       Capital Losses
                                                                     ------------------   ------------------
First Trust Chindia ETF                                                $      156,043       $           --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2020, the adjustments for each Fund were as follows:


                                                                                             Accumulated
                                                                        Accumulated          Net Realized
                                                                       Net Investment        Gain (Loss)            Paid-in
                                                                       Income (Loss)        on Investments          Capital
                                                                     ------------------   ------------------   ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $           --       $ (153,712,599)      $  153,712,599
First Trust NASDAQ-100-Technology Sector Index Fund                            29,163         (523,438,104)         523,408,941
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                             --          (29,158,607)          29,158,607
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                    83,299          (55,207,845)          55,124,546
First Trust S&P REIT Index Fund                                               463,513           10,633,907          (11,097,420)
First Trust Water ETF                                                           6,431          (36,967,057)          36,960,626
First Trust Natural Gas ETF                                                (1,204,148)          19,049,216          (17,845,068)
First Trust Chindia ETF                                                        37,172           (6,808,815)           6,771,643
First Trust NASDAQ(R) ABA Community Bank Index Fund                            12,201           17,577,782          (17,589,983)


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund             Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     Nasdaq, Inc. and Clean Edge(R)
First Trust S&P REIT Index Fund                                 S&P Dow Jones Indices LLC
First Trust Water ETF                                           International Securities Exchange, LLC
First Trust Natural Gas ETF                                     International Securities Exchange, LLC
First Trust Chindia ETF                                         International Securities Exchange, LLC
First Trust NASDAQ(R)ABA Community Bank Index Fund              Nasdaq, Inc. and American Bankers Association


                                                                         Page 65


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.40%
First Trust S&P REIT Index Fund                                      0.30%
First Trust Water ETF                                                0.40%
First Trust Natural Gas ETF                                          0.40%
First Trust Chindia ETF                                              0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.40%


The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2022.


                                                                  Expense Cap
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.60%
First Trust S&P REIT Index Fund                                      0.50%
First Trust Water ETF                                                0.60%
First Trust Natural Gas ETF                                          0.60%
First Trust Chindia ETF                                              0.60%
First Trust NASDAQ(R)ABA Community Bank Index Fund                   0.60%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

The advisory fee waivers and expense reimbursements for the fiscal year ended
December 31, 2020 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                                     Fees Waived or Expenses Borne by
                                                                                     First Trust Subject to Recovery
                                                                             ------------------------------------------------
                                                 Advisory                       Year         Year         Year
                                                    Fee         Expense        Ended        Ended        Ended
                                                  Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020     Total
                                                 ---------   -------------   ----------   ----------   ----------   ---------
First Trust NASDAQ-100 Ex-Technology Sector
   Index Fund                                    $  24,666   $          --   $   35,900   $   34,524   $   24,666   $  95,090
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                                   766              --       43,615       33,796          766      78,177
First Trust S&P REIT Index Fund                     24,447              --       25,848       22,365       24,447      72,660
First Trust Natural Gas ETF                         59,597              --       39,782       41,266       59,597     140,645
First Trust NASDAQ(R) ABA Community Bank
   Index Fund                                       31,508              --           --           --       31,508      31,508


The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   252,741,981   $   253,115,539
First Trust NASDAQ-100-Technology Sector Index Fund                   842,741,192       846,102,872
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 38,389,419        38,384,646
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           228,941,519       227,446,261
First Trust S&P REIT Index Fund                                         7,182,717         5,848,081
First Trust Water ETF                                                  78,871,563        79,269,017
First Trust Natural Gas ETF                                            83,724,336        84,902,520
First Trust Chindia ETF                                                71,612,112        72,222,816
First Trust NASDAQ(R)ABA Community Bank Index Fund                     11,280,030        11,384,094


                                                                         Page 67


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

For the fiscal year ended December 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   469,214,610   $   471,141,731
First Trust NASDAQ-100-Technology Sector Index Fund                 1,269,646,416     1,637,800,312
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 76,062,728        70,169,539
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund         1,266,500,487        87,210,878
First Trust S&P REIT Index Fund                                                --        97,895,684
First Trust Water ETF                                                 152,546,625       100,821,791
First Trust Natural Gas ETF                                           124,947,005       108,026,355
First Trust Chindia ETF                                                96,204,593        35,231,702
First Trust NASDAQ(R)ABA Community Bank Index Fund                     20,177,721        49,654,209


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2022.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On January 14, 2021, the Board of Trustees of the First Trust US Equity
Opportunities ETF (ticker "FPX") appointed a new securities lending agent for
FPX as of March 1, 2021.

On January 21, 2021, FT Cboe Vest Gold Strategy Quarterly Buffer ETF, an
additional series of the Trust, began trading under the symbol "BGLD" on the
Cboe BZX Exchange, Inc.

                                                                         Page 69


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology
Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First
Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT
Index Fund, First Trust Water ETF, First Trust Natural Gas ETF, First Trust
Chindia ETF, and First Trust NASDAQ(R) ABA Community Bank Index Fund (the
"Funds"), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the
United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                                    100.00%
First Trust NASDAQ-100-Technology Sector Index Fund                                 100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                              100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          44.47%
First Trust S&P REIT Index Fund                                                         --
First Trust Water ETF                                                               100.00%
First Trust Natural Gas ETF                                                             --
First Trust Chindia ETF                                                                 --
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%


For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                           Qualified Dividend Income
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                                    100.00%
First Trust NASDAQ-100-Technology Sector Index Fund                                 100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                              100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          58.15%
First Trust S&P REIT Index Fund                                                        --
First Trust Water ETF                                                               100.00%
First Trust Natural Gas ETF                                                            --
First Trust Chindia ETF                                                             100.00%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%


A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December
31, 2020, may be eligible for the Qualified Business Income Deduction (QBI)
under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

The following Fund meets the requirements of Section 853 of the Internal Revenue
Code and elects to pass through to its shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2020, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States and of taxes paid to such countries is as follows:


                                                                 Gross Foreign Income            Foreign Taxes Paid
                                                               ------------------------       ------------------------
                                                                 Amount      Per Share          Amount      Per Share
                                                               ----------    ----------       ----------    ----------
First Trust Chindia ETF                                        $1,246,953    $     0.29       $   78,700    $     0.02


                                                                         Page 71


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021, although the specific timing of the phase out of
LIBOR continues to be discussed and negotiated across the industry and in various jurisdictions. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

                                                                         Page 73


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2020, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,688,888.
This figure is comprised of $160,921 paid (or to be paid) in fixed compensation and $2,527,967 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$1,404,076 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $1,284,812 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                 NUMBER OF            OTHER
                                                                                               PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         190         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.          190         Director of ADM
(1957)                                             (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                Inc., ADM
                                                                                                                Investor Services
                                                                                                                International,
                                                                                                                Futures Industry
                                                                                                                Association, and
                                                                                                                National Futures
                                                                                                                Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial           190         Director of Trust
(1956)                                             and Management Consulting)                                   Company of
                               o Since Inception                                                                Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),         190         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust             190
None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P., Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company) and
                                                   Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 75


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)


                             POSITION AND             TERM OF OFFICE
     NAME AND                  OFFICES                AND LENGTH OF                         PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                 SERVICE                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Executive Officer                                   (January 2016 to Present), Controller (January 2011
                                                   o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer (January
                                                                          2016 to Present), BondWave LLC (Software
                                                                          Development Company) and Stonebridge Advisors
                                                                          LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief
                      Accounting Officer           o Since January 2016   President (April 2012 to July 2016), First Trust
                                                                          Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                       Trust Portfolios L.P.; Secretary and General Counsel,
                                                   o Since Inception      BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President               o Indefinite Term      Managing Director, First Trust Advisors L.P. and First
(1970)                                                                    Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher       Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First
Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin       Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland           Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2020

                                                                         Page 77

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

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
Book 3

First Trust Total US Market AlphaDEX(R) ETF (TUSA)
First Trust Dorsey Wright People's Portfolio ETF (DWPP)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Annual Report
December 31, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2020

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the twelve months ended December 31, 2020.

This past year has been a whirlwind of challenges for the U.S. and the coronavirus ("COVID-19") pandemic tops the list. It has been a nasty, stubborn virus since it arrived early in 2020. Mistakes have been made, but talented people are working the problem. The U.S. appears to be on the cusp of turning the corner on this virus over the next few months thanks to a couple of vaccines that proved effective in clinical testing and garnered approval from the Food and Drug Administration in record time. Hopefully, more vaccines will be gaining approval soon. Speed is key when it comes to distributing the vaccines to the most vulnerable of our population. This is not the time for bottlenecks or logistical problems.

The COVID-19 pandemic not only derailed the bull market in stocks in the first quarter of 2020, but it also threw the U.S. economy into a recession (the first and second quarters of 2020 reflected negative real gross domestic product growth). In response to the negative fallout from the virus, the federal government has stepped up with trillions of dollars of stimulus to help backstop the millions of people who have lost their jobs, in many cases, through no fault of their own, or have seen their incomes slashed due to the curtailed business activity in certain sectors of the economy, such as leisure and entertainment.
In addition to putting money in people's pockets, the government's efforts instilled some much needed confidence in the securities markets, in my opinion.
After factoring in the 33.79% decline in the S&P 500(R) Index (the "Index") from
February 19, 2020 through March 23, 2020, as measured by total return performance, the Index managed to stage a dramatic rally to end 2020 up 18.40%, according to Bloomberg. I think that is incredible when you consider that, from
1926 through 2019, the average annual total return on the Index was 10.20%, according to Morningstar/Ibbotson Associates.

We now know that the Democratic party completed its blue wave by winning the two
Senate runoff elections in Georgia on January 5, 2021. That means the Democrats have voting control, albeit by a slender margin, in the House of Representatives and Senate (by way of Vice President Kamala Harris being the deciding vote in
50-50 split votes) for the next two years once they take office. With President
Biden in the White House and the results of the Georgia Senate races, the
Democrats now have control of both the Executive and Legislative branches of the government. In addition to focusing on expediting the COVID-19 vaccinations (the
President is calling for 100 million doses in his first 100 days in office), we expect President Biden to attempt to make some changes to the individual and corporate tax codes, distribute more financial stimulus to those Americans in need and perhaps push for some form of an infrastructure spending bill, which may receive bipartisan support, in our opinion. I believe the most important fight right now is not between the politicians, it is against the virus. We need to reopen the economy. As always, stay tuned and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

While 2020 has come and gone, the coronavirus ("COVID-19") pandemic remains the number one battleground for the U.S. and many foreign nations heading into 2021.
The quick approval of two new vaccines by the Food and Drug Administration in
December lifted the spirits of Americans and investors, but the initial rollout of the vaccines has been much slower than expected. The federal government's
"Operation Warp Speed" initiative called for 20 million vaccinations to be performed in the U.S. by the end of 2020, but that figure came in at a little more than three million, according to Axios. With infections still rising, top
U.S. government scientist Anthony Fauci warned just days after Christmas that the worst may be yet to come. These statistics suggest that clearing the
COVID-19 hurdle may extend a bit further into 2021 than initially thought.
Remember, these two vaccines, and any others that may gain approval, are likely the best chance we have for fully reopening the U.S. economy.

The global growth forecast from the International Monetary Fund ("IMF") released in October 2020 sees real gross domestic product growth rising by 5.2% worldwide in 2021, a strong rebound from its -4.4% projection for 2020. The IMF is calling for a 3.1% growth rate for the U.S. in 2021, up from its -4.3% estimate for
2020. As has been the case for many years, Emerging Market and Developing
Economies are expected to grow faster than Advanced Economies in 2021. Their
2021 growth rate estimates are 6.0% and 3.9%, respectively.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to grow. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at an all-time high of $7.99 trillion at the close of 2020, up
25.63% from the $6.36 trillion at the end of 2019, according to its own release.
Total assets invested in ETFs/ETPs listed in the U.S. hit an all-time high of
$5.47 trillion at the close of 2020, up 23.76% from the $4.42 trillion at the end of 2019.

U.S. STOCKS AND BONDS

In 2020, three of the major U.S. stock indices posted double-digit gains. The
S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 18.40%, 13.66%, and 11.29%, respectively, according to
Bloomberg. Eight of the 11 major sectors that comprise the S&P 500(R) Index posted positive total returns. The top performing sectors were Information
Technology, Consumer Discretionary, Communication Services and Materials, up
43.89%, 33.30%, 23.61%, and 20.73%, respectively, while the sector with the poorest showing was Energy, down 33.68%. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 22.28% and 16.94%, respectively, as of January 4, 2021. Those percentages reflect a huge rebound from the -15.61% estimate for 2020.

The yield on the benchmark 10-Year Treasury Note ("T-Note") closed trading on
December 31, 2020, at 0.92%, down 100 basis points ("bps") from its 1.92% close on December 31, 2019, according to Bloomberg. The yield stood 124 bps below its
2.16% average for the 10-year period ended December 31, 2020. In September 2020, the Federal Reserve (the "Fed") stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate), and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors
L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking.
Brian Wesbury sees inflation climbing modestly above the Fed's 2.0% target in
2021 and believes that the yield on the 10-Year T-Note will close the year at around 1.40%. Neither reflects a dramatic change from the current climate.

In the U.S. bond market, all the major bond groups posted positive returns in
2020. The top-performing major debt group we track was a mix of investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Index, which posted a total return of 7.51%. While in positive territory for the year, the worst-performing debt group we track was mortgage-backed securities, as measured by the Bloomberg Barclays GNMA 30 Year Index, which posted a total return of
3.68%.

FOREIGN STOCKS AND BONDS

The U.S. dollar declined by 6.69% against a basket of major currencies in 2020, as measured by the U.S. Dollar Index ("DXY"), according to Bloomberg. The DXY closed 2020 at a reading of 89.94, just below its 20-year average of 89.99. The weaker U.S. dollar likely had a positive influence on the returns of foreign securities held by U.S. investors, provided they were unhedged. Aside from the currency aspect, foreign stocks and bonds performed well in 2020.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 7.11% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt rose 9.20% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
18.31% (USD), while the MSCI World ex USA Index was up 7.59% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

The First Trust Total US Market AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Total US Market
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The Index is a modified market capitalization index designed to quantitatively identify and select U.S. exchange-listed securities issued by small, mid and large cap U.S. companies that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was December 7, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                               1 Year     5 Years     10 Years     Inception     5 Years     10 Years     Inception
                                               Ended       Ended       Ended       (12/5/06)      Ended       Ended       (12/5/06)
                                              12/31/20    12/31/20    12/31/20    to 12/31/20    12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                            13.65%      12.05%       8.45%        6.47%        76.60%     125.03%       141.72%
Market Value                                   13.87%      12.07%       8.44%        6.48%        76.80%     124.76%       141.82%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Total US Market Index*      14.57%      12.90%       N/A           N/A         83.45%       N/A           N/A
Russell 3000(R) Index                          20.89%      15.43%      13.79%        9.54%       104.95%     264.07%       260.42%
------------------------------------------------------------------------------------------------------------------------------------


*     On January 9, 2015, the Fund's underlying index changed from the Value
      Line(R) Equity Allocation Index to the NASDAQ AlphaDEX(R) Total US Market
      Index. Therefore, the Fund's performance and total returns shown for the periods prior to January 9, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
      Since the Fund's current underlying index had an inception date of
      September 8, 2014, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 12.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 13.65% during the
12-month period covered by this report. During the same period, the Russell
3000(R) Index (the "Benchmark") generated a return of 20.89%. The sector with the highest allocation in the Fund was the Financials sector, which received a
17.8% weighting. Investments in this sector returned just 1.6% and contributed
-1.8% to the Fund's performance. The least-performing sector securities were those in the Energy sector, which returned -39.7%. These investments received an allocation of 4.4% and contributed -2.1% to the Fund's total return. On a relative basis, the Fund underperformed the Benchmark. The greatest area of underperformance were the investments in the Consumer Discretionary sector.
Investments in this sector created -3.2% of underperformance, largely because of poor stock selection in this sector in comparison to the Benchmark. Investments in the Health Care sector created 2.4% of outperformance for the Fund. The Fund did not overweight this sector, but the Health Care investments in the Fund outperformed those in the Benchmark.

-----------------------------
Nasdaq(R) and NASDAQ AlphaDEX(R) Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust.
AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        18.22%
Financials                                    17.27
Health Care                                   12.89
Consumer Discretionary                        12.40
Industrials                                   11.16
Communication Services                         5.97
Utilities                                      5.67
Materials                                      5.04
Real Estate                                    4.39
Consumer Staples                               3.61
Energy                                         3.38
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Roku, Inc.                                     0.60%
Micron Technology, Inc.                        0.55
Pinterest, Inc., Class A                       0.54
Crowdstrike Holdings, Inc., Class A            0.53
Snap, Inc., Class A                            0.52
Zscaler, Inc.                                  0.49
Aptiv PLC                                      0.49
PNC Financial Services Group (The),
   Inc.                                        0.46
Square, Inc., Class A                          0.46
Freeport-McMoRan, Inc.                         0.45
                                             -------
   Total                                       5.09%
                                             =======


     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
        DECEMBER 31, 2010 - DECEMBER 31, 2020

              First Trust              Russell 3000(R)
            Total US Market                 Index
            AlphaDEX(R) ETF
12/10           $10,000                    $10,000
06/11            10,219                     10,635
12/11             9,044                     10,102
06/12             9,201                     11,044
12/12             9,834                     11,761
06/13            11,253                     13,415
12/13            13,241                     15,708
06/14            13,908                     16,798
12/14            13,553                     17,680
06/15            13,713                     18,023
12/15            12,742                     17,765
06/16            13,157                     18,408
12/16            14,713                     20,026
06/17            15,824                     21,814
12/17            17,573                     24,257
06/18            18,351                     25,038
12/18            15,793                     22,985
06/19            18,489                     27,285
12/19            19,797                     30,114
06/20            17,281                     29,066
12/20            22,503                     36,407


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

The First Trust Dorsey Wright People's Portfolio ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright People's
Portfolio Index (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks or an exchange-traded fund ("ETF") that comprise the Index. The Index is a modified market-capitalization weighted index designed to tactically allocate exposure to one of three allocations: (i) Nasdaq US 500 Large Cap Index; (ii) Nasdaq US 500
Large Cap Equal Weight Index; or (iii) First Trust Enhanced Short Maturity ETF
("FTSM") (each, an "Underlying Allocation"), based on daily relative strength readings. The Nasdaq US 500 Large Cap Index and the Nasdaq US 500 Large Cap
Equal Weight Index (each, an "Underlying Equity Index") are equity indices that seek to provide exposure to the 500 securities with the highest float-adjusted market capitalization comprising the Nasdaq US Benchmark Index. Therefore, each
Underlying Equity Index is composed of the same constituent securities. What differs, however, is the methodology each Underlying Equity Index utilizes to assign security weights. The Nasdaq US 500 Large Cap Index assigns security weights based on market capitalization and the Nasdaq US 500 Large Cap Equal
Weight Index weights components equally. The third Underlying Allocation is
FTSM. FTSM is an actively-managed ETF that invests in short-duration securities, which are primarily U.S. dollar-denominated, investment-grade securities. The
Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq Stock Market LLC.
The first day of secondary market trading in shares of the Fund was August 30,
2012.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                                 1 Year     5 Years      Inception     5 Years      Inception
                                                                 Ended       Ended       (8/29/12)      Ended       (8/29/12)
                                                                12/31/20    12/31/20    to 12/31/20    12/31/20    to 12/31/20
FUND PERFORMANCE
NAV                                                             -14.42%       4.58%        5.74%        25.12%        59.25%
Market Value                                                    -14.51%       4.56%        5.72%        24.98%        59.08%

INDEX PERFORMANCE
Nasdaq Dorsey Wright People's Portfolio Index*                  -13.84%       N/A           N/A          N/A           N/A
S&P 500(R) Index                                                 18.40%      15.22%       14.78%       103.04%       215.80%
Nasdaq US 500 Large Cap Index                                    21.42%       N/A           N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


*     On August 18, 2017, the Fund's underlying index changed from the CBOE(R)
      VIX(R) Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio
      Index (the "Index"). Therefore, the Fund's performance and total returns shown for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Index had an inception date of July 24, 2017, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 12.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -14.42% during the 12-month period covering this report. During the same period, the S&P 500(R) Index (the "Benchmark")
returned 18.40%. The Fund's largest allocation during the period was to Treasury
Bills which received 39.7% of the Fund's weight. The largest contribution to the
Fund's return came from the Information Technology sector which returned 0.9%
for the period. The Energy sector generated the largest negative contribution to the Fund's return at -2.5%. On a relative basis, the Fund underperformed the
Benchmark. The largest source of underperformance was due to the Fund's large allocation to Treasury Bills which caused a -34.3% relative drag on performance when compared to the Benchmark. This drag was marginally reduced by the Fund's investments in the Financials sector which provided 2.1% of relative outperformance during the period.

-----------------------------
Nasdaq(R) and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First
Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the
Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH
RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        29.83%
Health Care                                   13.81
Consumer Discretionary                        12.57
Financials                                    10.06
Communication Services                         9.69
Industrials                                    8.42
Consumer Staples                               6.62
Utilities                                      2.55
Real Estate                                    2.41
Energy                                         2.18
Materials                                      1.86
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                    6.88%
Microsoft Corp.                                5.46
Amazon.com, Inc.                               4.56
Facebook, Inc., Class A                        2.02
Alphabet, Inc., Class A                        1.71
Tesla, Inc.                                    1.67
Johnson & Johnson                              1.35
JPMorgan Chase & Co.                           1.26
Visa, Inc., Class A                            1.20
Procter & Gamble (The) Co.                     1.12
                                             -------
   Total                                      27.23%
                                             =======

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              AUGUST 29, 2012 - DECEMBER 31, 2020

                 First Trust
                Dorsey Wright             S&P 500(R)
            People's Portfolio ETF          Index
08/12              $10,000                 $10,000
12/12                9,863                  10,193
06/13               10,686                  11,602
12/13               11,738                  13,494
06/14               12,251                  14,457
12/14               13,525                  15,342
06/15               13,175                  15,531
12/15               12,730                  15,554
06/16               12,551                  16,151
12/16               12,800                  17,414
06/17               13,952                  19,040
12/17               15,579                  21,214
06/18               15,782                  21,776
12/18               14,292                  20,284
06/19               17,139                  24,045
12/19               18,609                  26,673
06/20               14,206                  25,851
12/20               15,925                  31,580


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

The First Trust Dow 30 Equal Weight ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Industrial Average(R) Equal
Weight Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is an equal weight version of the Dow Jones Industrial
Average(R) (the "DJIA"). The 30 securities comprising the DJIA are issued by blue-chip U.S. companies covering all industries, with the exception of transportation and utilities. Inclusion in the DJIA is not governed by quantitative rules but rather is based on the following criteria: (i) the company is not a utility or in the transportation business; (ii) the company has a premier reputation in its field; (iii) the company has a history of successful growth; (iv) there is wide interest in the company among individual and institutional investors; and (v) the company should be incorporated and headquartered in the U.S. Whenever one component is changed, the others are reviewed. For the sake of historical continuity, composition changes are rarely made. In the event that there is a change in the components of the DJIA, the component removed from the DJIA will simultaneously be removed from the Index, and the component that replaces the removed component will be added to the Index at the same weight as the component that was removed. The Index is rebalanced quarterly and reconstituted as needed and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was August 9, 2017.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                   1 Year              Inception             Inception
                                                                   Ended                (8/8/17)             (8/8/17)
                                                                  12/31/20            to 12/31/20           to 12/31/20
FUND PERFORMANCE
NAV                                                                6.41%                 11.68%               45.52%
Market Value                                                       6.49%                 11.69%               45.57%

INDEX PERFORMANCE
Dow Jones Industrial Average(R) Equal Weight Index                 7.40%                 12.40%               48.74%
Dow Jones Industrial Average(R)                                    9.72%                 12.68%               50.04%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 6.41% during the 12-month period covering this report. During the same period, the Dow Jones Industrial Average(R) (the
"Benchmark") returned 9.72%. The Fund's largest allocation was found in the
Finance industry with a 16.5% weight during the period. The largest positive contribution to the Fund's return was the 2.1% return found in the Producer
Manufacturing industry. The largest negative contribution to the Fund came from the Energy Minerals industry which generated a -2.4% return for the period. On a relative basis, the Fund underperformed the Benchmark. The largest source of relative underperformance came from the Electronic Technology industry where the
Fund underperformed the Benchmark by -1.5%. A portion of the overall relative performance was reduced by investments in the Health Technology industry where the Fund outperformed the Benchmark by 0.5%.

-----------------------------
Dow Jones Industrial Average(R) Equal Weight Index ("Index") is a product of S&P
Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of
Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        23.70%
Financials                                    13.83
Health Care                                   13.36
Consumer Staples                              13.11
Industrials                                   12.95
Consumer Discretionary                        10.08
Communication Services                         6.59
Materials                                      3.38
Energy                                         3.00
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Goldman Sachs Group (The), Inc.                3.61%
Apple, Inc.                                    3.56
JPMorgan Chase & Co.                           3.49
Visa, Inc., Class A                            3.49
Microsoft Corp.                                3.43
UnitedHealth Group, Inc.                       3.42
Travelers (The) Cos., Inc.                     3.42
McDonald's Corp.                               3.39
Walt Disney (The) Co.                          3.39
NIKE, Inc., Class B                            3.38
                                             -------
   Total                                      34.58%
                                             =======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           AUGUST 8, 2017 - DECEMBER 31, 2020

                                       Dow Jones Industrial
           First Trust Dow 30            Average(R) Equal            Dow Jones Industrial
            Equal Weight ETF               Weight Index                   Average(R)
08/17           $10,000                      $10,000                       $10,000
12/17            11,102                       11,124                        11,302
06/18            11,024                       11,069                        11,219
12/18            11,004                       11,079                        10,908
06/19            12,615                       12,739                        12,588
12/19            13,676                       13,849                        13,674
06/20            12,342                       12,576                        12,521
12/20            14,552                       14,874                        15,004


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

The First Trust Lunt U.S. Factor Rotation ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Lunt Capital Large Cap Factor
Rotation Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is owned and was developed by Lunt Capital Management, Inc.
(the "Index Provider"). The Index is calculated and maintained by Nasdaq, Inc.
The Index is designed to track the performance of U.S. securities exhibiting desirable factor exposure. The Index utilizes the Index Provider's risk-adjusted relative strength methodology to allocate exposure to securities exhibiting either high or low levels of the characteristics associated with one of four primary investing factors: momentum, value, quality and volatility. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio after the Index changes are made public. The Fund's shares are listed for trading on CBOE BZX Exchange, Inc. The first day of secondary market trading in shares of the Fund was July 26, 2018.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                   1 Year              Inception             Inception
                                                                   Ended               (7/25/18)             (7/25/18)
                                                                  12/31/20            to 12/31/20           to 12/31/20
FUND PERFORMANCE
NAV                                                                30.02%                17.79%               48.99%
Market Value                                                       29.90%                17.80%               49.04%

INDEX PERFORMANCE
Lunt Capital Large Cap Factor Rotation Index                       31.14%                18.71%               51.84%
Nasdaq US 500 Large Cap Index                                      21.42%                15.55%               42.20%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 30.02% during the 12-month period covering this report. During the same period, the Nasdaq US 500 Large Cap Index (the
"Benchmark") returned 21.42%. The Technology Services industry received the largest allocation in the Fund with a weight of 24.1% for the period. This industry also provided the Fund's largest return at 15.9%. The largest negative contribution to the Fund was -4.0% and was found in the Finance industry. On a relative basis, the Fund outperformed the Benchmark. The largest source of this relative outperformance came from investments in the Technology Services industry where the Fund outperformed the Benchmark by 4.9%. A portion of the
Fund's relative outperformance was reduced by investments in the Electronic
Technology industry where the Fund underperformed the Benchmark by -1.9%.

-----------------------------
Lunt Capital Management, Inc. ("Lunt") and the Lunt Capital Large Cap Factor
Rotation Index, ("Lunt Index") are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor
Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        33.64%
Consumer Discretionary                        18.04
Health Care                                   10.99
Industrials                                   10.21
Energy                                         8.12
Materials                                      7.05
Communication Services                         5.49
Real Estate                                    2.53
Financials                                     2.07
Consumer Staples                               1.86
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla, Inc.                                    6.03%
Freeport-McMoRan, Inc.                         2.53
Zscaler, Inc.                                  2.46
DraftKings, Inc., Class A                      2.40
Carvana Co.                                    2.10
Zoom Video Communications, Inc.,
   Class A                                     1.85
Moderna, Inc.                                  1.63
NVIDIA Corp.                                   1.49
Trade Desk (The), Inc., Class A                1.47
Slack Technologies, Inc., Class A              1.39
                                             -------
   Total                                      23.35%
                                             =======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 25, 2018 - DECEMBER 31, 2020

            First Trust Lunt U.S.       Lunt Capital Large Cap        Nasdaq US 500
             Factor Rotation ETF        Factor Rotation Index        Large Cap Index
07/18              $10,000                     $10,000                   $10,000
12/18                8,791                       8,813                     8,869
06/19               10,828                      10,901                    10,567
12/19               11,459                      11,578                    11,711
06/20               11,988                      12,168                    11,509
12/20               14,899                      15,184                    14,220


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Total US Market AlphaDEX(R) ETF, First Trust
Dorsey Wright People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF or
First Trust Lunt U.S. Factor Rotation ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING             ENDING            BASED ON THE        DURING THE
                                                   ACCOUNT VALUE        ACCOUNT VALUE          SIX-MONTH          SIX-MONTH
                                                   JULY 1, 2020       DECEMBER 31, 2020         PERIOD           PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
Actual                                               $1,000.00            $1,301.90              0.70% (a)          $4.05
Hypothetical (5% return before expenses)             $1,000.00            $1,021.62              0.70% (a)          $3.56

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO
   ETF (DWPP)
Actual                                               $1,000.00            $1,121.00              0.60%              $3.20
Hypothetical (5% return before expenses)             $1,000.00            $1,022.12              0.60%              $3.05

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)
Actual                                               $1,000.00            $1,179.10              0.50%              $2.74
Hypothetical (5% return before expenses)             $1,000.00            $1,022.62              0.50%              $2.54

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)
Actual                                               $1,000.00            $1,242.80              0.65%              $3.66
Hypothetical (5% return before expenses)             $1,000.00            $1,021.87              0.65%              $3.30


(a)   These expense ratios reflect an expense cap. See Note 3 in Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1,
      2020 through December 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                         Page 13


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 1.1%
          73 Axon Enterprise, Inc. (a)         $        8,945
         118 BWX Technologies, Inc.                     7,113
          76 Cubic Corp.                                4,715
          32 Curtiss-Wright Corp.                       3,723
         321 General Dynamics Corp.                    47,771
          32 HEICO Corp.                                4,237
         132 Hexcel Corp.                               6,401
         797 Howmet Aerospace, Inc.                    22,746
         118 Huntington Ingalls Industries,
                Inc.                                   20,117
         114 Kaman Corp.                                6,513
          77 Kratos Defense & Security
                Solutions, Inc. (a)                     2,112
         237 Maxar Technologies, Inc.                   9,146
          43 Mercury Systems, Inc. (a)                  3,786
          70 Moog, Inc., Class A                        5,551
          44 Parsons Corp. (a)                          1,602
          11 Teledyne Technologies, Inc. (a)            4,312
         277 Textron, Inc.                             13,387
                                               --------------
                                                      172,177
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.3%
         236 Air Transport Services Group,
                Inc. (a)                                7,396
          33 C.H. Robinson Worldwide, Inc.              3,098
         230 Echo Global Logistics, Inc. (a)            6,169
          74 Expeditors International of
                Washington, Inc.                        7,038
          26 Forward Air Corp.                          1,998
          88 Hub Group, Inc., Class A (a)               5,016
         157 XPO Logistics, Inc. (a)                   18,714
                                               --------------
                                                       49,429
                                               --------------
             AIRLINES -- 0.3%
         273 Alaska Air Group, Inc.                    14,196
         131 JetBlue Airways Corp. (a)                  1,905
         248 SkyWest, Inc.                              9,997
         368 Spirit Airlines, Inc. (a) (b)              8,997
         192 United Airlines Holdings,
                Inc. (a)                                8,304
                                               --------------
                                                       43,399
                                               --------------
             AUTO COMPONENTS -- 1.0%
         605 Aptiv PLC                                 78,826
         258 BorgWarner, Inc.                           9,969
         140 Cooper Tire & Rubber Co.                   5,670
         481 Dana, Inc.                                 9,389
          20 Fox Factory Holding Corp. (a)              2,114
         517 Gentex Corp.                              17,542
          14 LCI Industries                             1,816
          92 Lear Corp.                                14,631
          77 Patrick Industries, Inc.                   5,263
          66 Standard Motor Products, Inc.              2,670
         117 Workhorse Group, Inc. (a) (b)              2,314
         284 XPEL, Inc. (a) (c)                        14,643
                                               --------------
                                                      164,847
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             AUTOMOBILES -- 1.2%
       5,001 Ford Motor Co.                    $       43,959
       1,501 General Motors Co.                        62,501
         271 Harley-Davidson, Inc.                      9,946
         104 Tesla, Inc. (a)                           73,390
         105 Thor Industries, Inc.                      9,764
          57 Winnebago Industries, Inc.                 3,416
                                               --------------
                                                      202,976
                                               --------------
             BANKS -- 7.2%
         192 1st Source Corp.                           7,738
         195 Ameris Bancorp                             7,424
         586 Associated Banc-Corp.                      9,991
         208 Atlantic Union Bankshares Corp.            6,852
          72 BancFirst Corp.                            4,226
         229 BancorpSouth Bank                          6,284
       1,383 Bank of America Corp.                     41,919
          29 Bank of Hawaii Corp.                       2,222
         208 Bank OZK                                   6,504
         203 BankUnited, Inc.                           7,060
         138 Banner Corp.                               6,429
         259 BOK Financial Corp.                       17,736
         342 Brookline Bancorp, Inc.                    4,118
         273 Cathay General Bancorp                     8,788
       1,030 Citigroup, Inc.                           63,510
         659 Citizens Financial Group, Inc.            23,566
          51 City Holding Co.                           3,547
         186 Columbia Banking System, Inc.              6,677
         348 Comerica, Inc.                            19,439
          27 Community Bank System, Inc.                1,682
         208 Cullen/Frost Bankers, Inc.                18,144
         178 CVB Financial Corp.                        3,471
         221 Eagle Bancorp, Inc.                        9,127
         509 East West Bancorp, Inc.                   25,811
         217 Enterprise Financial Services
                Corp.                                   7,584
       1,092 F.N.B. Corp.                              10,374
          59 FB Financial Corp.                         2,049
       1,562 Fifth Third Bancorp                       43,064
       1,134 First BanCorp                             10,456
         373 First Busey Corp.                          8,038
          52 First Citizens BancShares, Inc.,
                Class A                                29,862
         765 First Commonwealth Financial
                Corp.                                   8,369
         617 First Financial Bancorp                   10,816
         409 First Hawaiian, Inc.                       9,644
         706 First Horizon Corp.                        9,009
          93 First Interstate BancSystem,
                Inc., Class A                           3,792
         256 First Merchants Corp.                      9,577
         549 First Midwest Bancorp, Inc.                8,740
         637 Fulton Financial Corp.                     8,103
         197 Heartland Financial USA, Inc.              7,953
          80 Heritage Financial Corp.                   1,871
         288 Hilltop Holdings, Inc.                     7,923
         195 Home BancShares, Inc.                      3,799
         976 Hope Bancorp, Inc.                        10,648

Page 14                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
       1,453 Huntington Bancshares, Inc.       $       18,351
         101 Independent Bank Group, Inc.               6,315
         227 International Bancshares Corp.             8,499
         612 Investors Bancorp, Inc.                    6,463
         231 JPMorgan Chase & Co.                      29,353
       1,117 KeyCorp                                   18,330
         292 Live Oak Bancshares, Inc.                 13,858
         181 M&T Bank Corp.                            23,041
         110 NBT Bancorp, Inc.                          3,531
         433 OceanFirst Financial Corp.                 8,067
         119 OFG Bancorp                                2,206
         354 Old National Bancorp                       5,862
          18 Park National Corp.                        1,890
       1,615 People's United Financial, Inc.           20,882
         166 Pinnacle Financial Partners, Inc.         10,690
         505 PNC Financial Services Group
                (The), Inc.                            75,245
         204 Popular, Inc.                             11,489
         257 Prosperity Bancshares, Inc.               17,826
       1,155 Regions Financial Corp.                   18,619
         130 Renasant Corp.                             4,378
          84 S&T Bancorp, Inc.                          2,087
          64 Sandy Spring Bancorp, Inc.                 2,060
         161 Signature Bank                            21,782
         467 Simmons First National Corp.,
                Class A                                10,083
         121 Southside Bancshares, Inc.                 3,755
         704 Sterling Bancorp                          12,658
          28 SVB Financial Group (a)                   10,859
         280 Synovus Financial Corp.                    9,064
         570 TCF Financial Corp.                       21,101
         143 Texas Capital Bancshares,
                Inc. (a)                                8,509
          52 Tompkins Financial Corp.                   3,671
         361 TowneBank                                  8,476
         181 TriCo Bancshares                           6,386
         143 Triumph Bancorp, Inc. (a)                  6,943
         875 Truist Financial Corp.                    41,939
         207 Trustmark Corp.                            5,653
         929 U.S. Bancorp                              43,282
          60 UMB Financial Corp.                        4,139
         207 United Bankshares, Inc.                    6,707
         262 United Community Banks, Inc.               7,451
         864 Valley National Bancorp                    8,424
         168 Webster Financial Corp.                    7,081
       1,417 Wells Fargo & Co.                         42,765
         139 WesBanco, Inc.                             4,164
         187 Western Alliance Bancorp                  11,211
         148 Wintrust Financial Corp.                   9,041
         456 Zions Bancorp N.A.                        19,809
                                               --------------
                                                    1,167,931
                                               --------------
             BEVERAGES -- 0.4%
          19 Boston Beer (The) Co., Inc.,
                Class A (a)                            18,892
          74 MGP Ingredients, Inc.                      3,482

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BEVERAGES (CONTINUED)
         397 Molson Coors Beverage Co.,
                Class B                        $       17,940
         277 Monster Beverage Corp. (a)                25,617
          70 National Beverage Corp. (b)                5,943
                                               --------------
                                                       71,874
                                               --------------
             BIOTECHNOLOGY -- 2.7%
         118 Acceleron Pharma, Inc. (a)                15,097
         177 Albireo Pharma, Inc. (a)                   6,639
         210 Amicus Therapeutics, Inc. (a)              4,849
          35 Arcturus Therapeutics Holdings,
                Inc. (a)                                1,518
          77 Arrowhead Pharmaceuticals,
                Inc. (a)                                5,908
         122 Athenex, Inc. (a)                          1,349
         431 BioCryst Pharmaceuticals,
                Inc. (a)                                3,211
         196 Biogen, Inc. (a)                          47,992
         144 Blueprint Medicines Corp. (a)             16,150
         117 CareDx, Inc. (a)                           8,477
          54 ChemoCentryx, Inc. (a)                     3,344
          81 Coherus Biosciences, Inc. (a)              1,408
         199 CRISPR Therapeutics AG (a)                30,469
          41 Denali Therapeutics, Inc. (a)              3,434
         161 Emergent BioSolutions, Inc. (a)           14,426
         327 Exact Sciences Corp. (a)                  43,324
         272 Exelixis, Inc. (a)                         5,459
         148 Fate Therapeutics, Inc. (a)               13,458
          56 Halozyme Therapeutics, Inc. (a)            2,392
         184 Insmed, Inc. (a)                           6,125
          74 Intellia Therapeutics, Inc. (a)            4,026
         102 Invitae Corp. (a)                          4,265
         176 MacroGenics, Inc. (a)                      4,023
          60 Mirati Therapeutics, Inc. (a)             13,178
         162 Morphic Holding, Inc. (a)                  5,435
          82 Natera, Inc. (a)                           8,161
          35 Neurocrine Biosciences, Inc. (a)           3,355
          92 Novavax, Inc. (a)                         10,259
       1,203 OPKO Health, Inc. (a) (b)                  4,752
         303 Protagonist Therapeutics,
                Inc. (a)                                6,108
         313 Sangamo Therapeutics, Inc. (a)             4,884
          47 Sarepta Therapeutics, Inc. (a)             8,013
         227 Seagen, Inc. (a)                          39,757
         105 Seres Therapeutics, Inc. (a)               2,572
         266 Sorrento Therapeutics,
                Inc. (a) (b)                            1,815
         111 TG Therapeutics, Inc. (a)                  5,774
          78 Twist Bioscience Corp. (a)                11,021
         162 Ultragenyx Pharmaceutical,
                Inc. (a)                               22,426
         165 United Therapeutics Corp. (a)             25,045
          46 Veracyte, Inc. (a)                         2,251
         320 Vericel Corp. (a)                          9,882
                                               --------------
                                                      432,031
                                               --------------
             BUILDING PRODUCTS -- 0.9%
         126 A.O. Smith Corp.                           6,907
          49 AAON, Inc.                                 3,265
          95 Advanced Drainage Systems, Inc.            7,940

                See Notes to Financial Statements                  Page 15


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BUILDING PRODUCTS (CONTINUED)
          57 American Woodmark Corp. (a)       $        5,349
          45 Builders FirstSource, Inc. (a)             1,836
         727 Carrier Global Corp.                      27,422
         927 Cornerstone Building Brands,
                Inc. (a)                                8,603
          19 CSW Industrials, Inc.                      2,126
          77 Fortune Brands Home & Security,
                Inc.                                    6,600
          91 Gibraltar Industries, Inc. (a)             6,547
          76 Griffon Corp.                              1,549
          37 Lennox International, Inc.                10,137
         403 Masco Corp.                               22,137
         338 PGT Innovations, Inc. (a)                  6,875
         137 Simpson Manufacturing Co., Inc.           12,803
         186 Trex Co., Inc. (a)                        15,572
         105 UFP Industries, Inc.                       5,833
                                               --------------
                                                      151,501
                                               --------------
             CAPITAL MARKETS -- 2.9%
          65 Affiliated Managers Group, Inc.            6,610
          72 Ameriprise Financial, Inc.                13,992
         149 Apollo Global Management, Inc.             7,298
          82 Ares Management Corp., Class A             3,858
          76 Artisan Partners Asset
                Management, Inc., Class A               3,826
         236 B. Riley Financial, Inc.                  10,436
       1,293 Bank of New York Mellon (The)
                Corp.                                  54,875
       1,234 BGC Partners, Inc., Class A                4,936
         459 Brightsphere Investment Group,
                Inc.                                    8,850
         306 Charles Schwab (The) Corp.                16,230
         279 Eaton Vance Corp.                         18,952
          68 Evercore, Inc., Class A                    7,456
          20 FactSet Research Systems, Inc.             6,650
         358 Federated Hermes, Inc.                    10,343
         135 Focus Financial Partners, Inc.,
                Class A (a)                             5,872
         818 Franklin Resources, Inc.                  20,442
         110 Goldman Sachs Group (The), Inc.           29,008
       1,459 Invesco Ltd.                              25,430
         130 LPL Financial Holdings, Inc.              13,549
          38 Moody's Corp.                             11,029
         689 Morgan Stanley                            47,217
          62 Morningstar, Inc.                         14,357
          90 Nasdaq, Inc.                              11,947
          98 PJT Partners, Inc., Class A                7,374
         137 Raymond James Financial, Inc.             13,107
          62 S&P Global, Inc.                          20,381
         561 State Street Corp.                        40,830
         175 Stifel Financial Corp.                     8,830
         116 StoneX Group, Inc. (a)                     6,716
          57 Tradeweb Markets, Inc., Class A            3,560
         175 Victory Capital Holdings, Inc.,
                Class A                                 4,342
         129 Virtu Financial, Inc., Class A             3,247

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
          21 Virtus Investment Partners, Inc.  $        4,557
         498 Waddell & Reed Financial, Inc.,
                Class A                                12,684
                                               --------------
                                                      478,791
                                               --------------
             CHEMICALS -- 2.2%
          75 Air Products and Chemicals, Inc.          20,492
         149 Albemarle Corp.                           21,981
          47 Ashland Global Holdings, Inc.              3,722
         112 Avient Corp.                               4,511
          41 Cabot Corp.                                1,840
          62 Celanese Corp.                             8,056
         434 CF Industries Holdings, Inc.              16,800
         771 Corteva, Inc.                             29,853
         171 Eastman Chemical Co.                      17,148
         282 Element Solutions, Inc.                    5,000
          63 FMC Corp.                                  7,241
          65 H.B. Fuller Co.                            3,372
         300 Huntsman Corp.                             7,542
          54 International Flavors &
                Fragrances, Inc. (b)                    5,877
         165 Livent Corp. (a)                           3,109
         630 LyondellBasell Industries N.V.,
                Class A                                57,746
         116 Minerals Technologies, Inc.                7,206
         182 Mosaic (The) Co.                           4,188
          29 NewMarket Corp.                           11,550
         239 Olin Corp.                                 5,870
         118 Orion Engineered Carbons S.A.              2,023
         577 PQ Group Holdings, Inc.                    8,228
          16 Quaker Chemical Corp.                      4,054
         121 RPM International, Inc.                   10,984
         109 Scotts Miracle-Gro (The) Co.              21,706
          48 Sherwin-Williams (The) Co.                35,276
          14 Stepan Co.                                 1,670
          78 Valvoline, Inc.                            1,805
         263 Westlake Chemical Corp.                   21,461
                                               --------------
                                                      350,311
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.3%
       1,631 ADT, Inc.                                 12,803
          74 Brady Corp., Class A                       3,909
         130 BrightView Holdings, Inc. (a)              1,965
          53 Casella Waste Systems, Inc.,
                Class A (a)                             3,283
          20 Cimpress PLC (a)                           1,755
         100 Cintas Corp.                              35,346
         211 Copart, Inc. (a)                          26,850
         925 CoreCivic, Inc.                            6,059
          69 Healthcare Services Group, Inc.            1,939
         142 HNI Corp.                                  4,893
         256 IAA, Inc. (a)                             16,635
         206 KAR Auction Services, Inc.                 3,834
         245 Knoll, Inc.                                3,597
          25 McGrath RentCorp                           1,677
          74 MSA Safety, Inc.                          11,055

Page 16                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES
                (CONTINUED)
         119 Republic Services, Inc.           $       11,460
       1,232 Rollins, Inc.                             48,134
         732 Steelcase, Inc., Class A                   9,919
          35 Tetra Tech, Inc.                           4,052
           8 UniFirst Corp.                             1,693
                                               --------------
                                                      210,858
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 0.8%
         333 Calix, Inc. (a)                            9,910
          84 Ciena Corp. (a)                            4,440
       1,127 Cisco Systems, Inc.                       50,433
         493 CommScope Holding Co., Inc. (a)            6,606
         178 EchoStar Corp., Class A (a)                3,772
          81 F5 Networks, Inc. (a)                     14,251
         721 Infinera Corp. (a)                         7,556
         143 Inseego Corp. (a)                          2,212
         620 Juniper Networks, Inc.                    13,956
          44 Lumentum Holdings, Inc. (a)                4,171
          68 NetScout Systems, Inc. (a)                 1,865
          86 Viasat, Inc. (a)                           2,808
                                               --------------
                                                      121,980
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.8%
         222 Ameresco, Inc., Class A (a)               11,597
         134 Arcosa, Inc.                               7,361
         144 Comfort Systems USA, Inc.                  7,583
          81 Construction Partners, Inc.,
                Class A (a)                             2,358
          28 Dycom Industries, Inc. (a)                 2,115
          22 EMCOR Group, Inc.                          2,012
         420 Granite Construction, Inc.                11,218
         778 Great Lakes Dredge & Dock
                Corp. (a)                              10,246
          93 IES Holdings, Inc. (a)                     4,282
          72 Jacobs Engineering Group, Inc.             7,845
         175 MasTec, Inc. (a)                          11,931
         159 MYR Group, Inc. (a)                        9,556
          56 NV5 Global, Inc. (a)                       4,412
         410 Primoris Services Corp.                   11,320
         252 Quanta Services, Inc.                     18,149
          24 Valmont Industries, Inc.                   4,198
         177 WillScot Mobile Mini Holdings
                Corp. (a)                               4,101
                                               --------------
                                                      130,284
                                               --------------
             CONSTRUCTION MATERIALS -- 0.3%
         626 Forterra, Inc. (a)                        10,764
          42 Martin Marietta Materials, Inc.           11,927
         358 Summit Materials, Inc.,
                Class A (a)                             7,189
          82 Vulcan Materials Co.                      12,161
                                               --------------
                                                       42,041
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CONSUMER FINANCE -- 0.9%
         664 Ally Financial, Inc.              $       23,678
         154 Capital One Financial Corp.               15,223
          10 Credit Acceptance Corp. (a) (b)            3,462
         192 Discover Financial Services               17,382
         192 Encore Capital Group, Inc. (a)             7,479
          88 Green Dot Corp., Class A (a)               4,910
          33 LendingTree, Inc. (a)                      9,035
         701 Navient Corp.                              6,884
          49 Nelnet, Inc., Class A                      3,491
         237 OneMain Holdings, Inc.                    11,414
         111 PRA Group, Inc. (a)                        4,402
         366 Santander Consumer USA
                Holdings, Inc.                          8,059
         549 SLM Corp.                                  6,802
         509 Synchrony Financial                       17,667
          14 World Acceptance Corp. (a)                 1,431
                                               --------------
                                                      141,319
                                               --------------
             CONTAINERS & PACKAGING -- 1.0%
          59 AptarGroup, Inc.                           8,077
          52 Avery Dennison Corp.                       8,066
         134 Ball Corp.                                12,486
         276 Berry Global Group, Inc. (a)              15,508
          87 Crown Holdings, Inc. (a)                   8,717
         709 Graphic Packaging Holding Co.             12,011
         123 Greif, Inc., Class A                       5,766
         246 International Paper Co.                   12,231
         419 O-I Glass, Inc.                            4,986
         122 Packaging Corp. of America                16,825
         777 Ranpak Holdings Corp. (a)                 10,443
         172 Sealed Air Corp.                           7,876
         272 Silgan Holdings, Inc.                     10,086
         261 Sonoco Products Co.                       15,464
         479 WestRock Co.                              20,851
                                               --------------
                                                      169,393
                                               --------------
             DISTRIBUTORS -- 0.2%
          51 Core-Mark Holding Co., Inc.                1,498
         480 LKQ Corp. (a)                             16,915
          50 Pool Corp.                                18,625
                                               --------------
                                                       37,038
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.5%
         302 Adtalem Global Education,
                Inc. (a)                               10,253
          44 Bright Horizons Family Solutions,
                Inc. (a)                                7,611
         186 Chegg, Inc. (a)                           16,801
          18 Graham Holdings Co., Class B               9,601
         208 Grand Canyon Education, Inc. (a)          19,367
          91 H&R Block, Inc.                            1,443
         605 Perdoceo Education Corp. (a)               7,641
         158 Service Corp. International                7,758
          56 Stride, Inc. (a)                           1,189
          84 Terminix Global Holdings,
                Inc. (a)                                4,285
                                               --------------
                                                       85,949
                                               --------------

                        See Notes to Financial Statements                Page 17


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
         104 Berkshire Hathaway, Inc.,
                Class B (a)                    $       24,114
         199 Cannae Holdings, Inc. (a)                  8,810
         913 Equitable Holdings, Inc.                  23,364
         925 Jefferies Financial Group, Inc.           22,755
         208 Voya Financial, Inc.                      12,232
                                               --------------
                                                       91,275
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.8%
       1,947 AT&T, Inc.                                55,996
          30 ATN International, Inc.                    1,253
          42 Bandwidth, Inc., Class A (a)               6,454
       1,650 Lumen Technologies, Inc.                  16,087
         364 Liberty Latin America Ltd.,
                Class C (a)                             4,037
         746 Verizon Communications, Inc.              43,827
         145 Vonage Holdings Corp. (a)                  1,867
                                               --------------
                                                      129,521
                                               --------------
             ELECTRIC UTILITIES -- 3.4%
         114 ALLETE, Inc.                               7,061
         193 Alliant Energy Corp.                       9,945
         408 American Electric Power Co., Inc.         33,974
         376 Duke Energy Corp.                         34,427
         873 Edison International                      54,842
         451 Entergy Corp.                             45,028
         874 Evergy, Inc.                              48,516
         266 Eversource Energy                         23,012
       1,552 Exelon Corp.                              65,525
         387 FirstEnergy Corp.                         11,846
         401 Hawaiian Electric Industries,
                Inc.                                   14,191
         167 IDACORP, Inc.                             16,037
         542 NRG Energy, Inc.                          20,352
         111 OGE Energy Corp.                           3,537
         123 Otter Tail Corp.                           5,241
         223 Pinnacle West Capital Corp.               17,829
          72 PNM Resources, Inc.                        3,494
         469 Portland General Electric Co.             20,059
       2,040 PPL Corp.                                 57,528
         614 Southern (The) Co.                        37,718
         322 Xcel Energy, Inc.                         21,468
                                               --------------
                                                      551,630
                                               --------------
             ELECTRICAL EQUIPMENT -- 1.0%
         163 Acuity Brands, Inc.                       19,738
         260 Atkore International Group,
                Inc. (a)                               10,689
          87 AZZ, Inc.                                  4,127
         247 Bloom Energy Corp., Class A (a)            7,079
         109 Eaton Corp. PLC                           13,095
         339 Emerson Electric Co.                      27,245
         128 Encore Wire Corp.                          7,753
          22 EnerSys                                    1,827
          86 Generac Holdings, Inc. (a)                19,557
          73 Hubbell, Inc.                             11,446
         442 Plug Power, Inc. (a)                      14,988

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (CONTINUED)
          32 Regal Beloit Corp.                $        3,930
         173 Sunrun, Inc. (a)                          12,003
         256 TPI Composites, Inc. (a)                  13,512
          19 Vicor Corp. (a)                            1,752
                                               --------------
                                                      168,741
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.1%
         169 Arrow Electronics, Inc. (a)               16,444
         286 Avnet, Inc.                               10,041
          73 Benchmark Electronics, Inc.                1,972
          53 Cognex Corp.                               4,255
          67 CTS Corp.                                  2,300
          50 Dolby Laboratories, Inc., Class A          4,856
          61 ePlus, Inc. (a)                            5,365
         186 FLIR Systems, Inc.                         8,152
         246 II-VI, Inc. (a)                           18,686
          78 Insight Enterprises, Inc. (a)              5,935
          20 IPG Photonics Corp. (a)                    4,476
         194 Jabil, Inc.                                8,251
          99 Knowles Corp. (a)                          1,825
          19 Littelfuse, Inc.                           4,839
         260 Methode Electronics, Inc.                  9,953
         126 nLight, Inc. (a)                           4,114
         146 PAR Technology Corp. (a)                   9,167
         108 PC Connection, Inc.                        5,107
          42 Plexus Corp. (a)                           3,285
         219 Sanmina Corp. (a)                          6,984
         237 SYNNEX Corp.                              19,301
         205 Trimble, Inc. (a)                         13,688
         259 TTM Technologies, Inc. (a)                 3,573
         285 Vishay Intertechnology, Inc.               5,902
                                               --------------
                                                      178,471
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.1%
         825 Archrock, Inc.                             7,145
         348 Bristow Group, Inc. (a)                    9,159
         101 Helmerich & Payne, Inc.                    2,339
         185 Liberty Oilfield Services, Inc.,
                Class A                                 1,907
                                               --------------
                                                       20,550
                                               --------------
             ENTERTAINMENT -- 1.2%
          62 Live Nation Entertainment,
                Inc. (a)                                4,556
          43 Madison Square Garden
                Entertainment Corp. (a)                 4,517
          44 Netflix, Inc. (a)                         23,792
         294 Roku, Inc. (a)                            97,614
         365 Sciplay Corp., Class A (a)                 5,055
         202 Take-Two Interactive Software,
                Inc. (a)                               41,974
       1,096 Zynga, Inc., Class A (a)                  10,817
                                               --------------
                                                      188,325
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 3.5%
         705 Acadia Realty Trust                       10,004
         123 American Assets Trust, Inc.                3,552

Page 18                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
         286 American Campus Communities,
                Inc.                           $       12,232
         944 American Finance Trust, Inc.               7,014
         117 American Homes 4 Rent, Class A             3,510
          93 Americold Realty Trust                     3,472
         154 Apple Hospitality REIT, Inc.               1,988
         160 Armada Hoffler Properties, Inc.            1,795
         149 AvalonBay Communities, Inc.               23,904
         166 Boston Properties, Inc.                   15,692
         506 Brixmor Property Group, Inc.               8,374
          75 Camden Property Trust                      7,494
         136 Columbia Property Trust, Inc.              1,950
          32 Community Healthcare Trust, Inc.           1,507
         206 CubeSmart                                  6,924
       1,460 DiamondRock Hospitality Co. (a)           12,045
       1,682 Diversified Healthcare Trust               6,930
          26 EastGroup Properties, Inc.                 3,590
         726 Empire State Realty Trust, Inc.,
                Class A                                 6,766
         108 EPR Properties                             3,510
         278 Equity Commonwealth                        7,584
         865 Equity Residential                        51,277
         166 Essex Property Trust, Inc.                39,412
          31 Extra Space Storage, Inc.                  3,592
         136 Federal Realty Investment Trust           11,576
          84 First Industrial Realty Trust,
                Inc.                                    3,539
          90 Gaming and Leisure Properties,
                Inc.                                    3,816
         522 GEO Group (The), Inc. (b)                  4,625
         110 Global Medical REIT, Inc.                  1,437
         279 Global Net Lease, Inc.                     4,782
         221 Healthcare Realty Trust, Inc.              6,542
         409 Healthpeak Properties, Inc.               12,364
         298 Highwoods Properties, Inc.                11,810
         926 Host Hotels & Resorts, Inc.               13,547
          68 Industrial Logistics Properties
                Trust                                   1,584
          48 Innovative Industrial Properties,
                Inc.                                    8,790
         124 Iron Mountain, Inc.                        3,655
         192 Kilroy Realty Corp.                       11,021
         296 Kimco Realty Corp.                         4,443
         256 Kite Realty Group Trust                    3,830
          50 Lamar Advertising Co., Class A             4,161
          32 Life Storage, Inc.                         3,820
       1,061 Macerich (The) Co. (b)                    11,321
          74 National Health Investors, Inc.            5,119
         290 National Retail Properties, Inc.          11,867
         100 NexPoint Residential Trust, Inc.           4,231
         357 Office Properties Income Trust             8,111
         445 Omega Healthcare Investors, Inc.          16,162
         627 Paramount Group, Inc.                      5,668
         354 Pebblebrook Hotel Trust                    6,655
         284 Retail Opportunity Investments
                Corp.                                   3,803
         764 Retail Properties of America,
                Inc., Class A                           6,540

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
          73 Rexford Industrial Realty, Inc.   $        3,585
         342 RLJ Lodging Trust                          4,839
         322 Sabra Health Care REIT, Inc.               5,593
          24 Safehold, Inc.                             1,740
         745 Service Properties Trust                   8,560
       1,028 SITE Centers Corp.                        10,403
         160 SL Green Realty Corp.                      9,533
         109 STAG Industrial, Inc.                      3,414
         364 STORE Capital Corp.                       12,369
          61 Terreno Realty Corp.                       3,569
         281 Uniti Group, Inc.                          3,296
         761 Urban Edge Properties                      9,847
         529 Ventas, Inc.                              25,942
         102 VEREIT, Inc.                               3,855
         143 VICI Properties, Inc.                      3,646
         147 Washington Real Estate Investment
                Trust                                   3,180
         437 Weingarten Realty Investors                9,470
         102 W.P. Carey, Inc.                           7,199
                                               --------------
                                                      568,977
                                               --------------
             FOOD & STAPLES RETAILING -- 0.9%
         309 Andersons (The), Inc.                      7,573
         401 BJ's Wholesale Club Holdings,
                Inc. (a)                               14,949
          56 Casey's General Stores, Inc.              10,003
         169 Grocery Outlet Holding Corp. (a)           6,633
         195 Ingles Markets, Inc., Class A              8,319
       1,637 Kroger (The) Co.                          51,991
          22 PriceSmart, Inc.                           2,004
          71 Sprouts Farmers Market, Inc. (a)           1,427
         300 US Foods Holding Corp. (a)                 9,993
         309 Walgreens Boots Alliance, Inc.            12,323
          79 Walmart, Inc.                             11,388
         154 Weis Markets, Inc.                         7,363
                                               --------------
                                                      143,966
                                               --------------
             FOOD PRODUCTS -- 1.7%
         955 Archer-Daniels-Midland Co.                48,142
         267 B&G Foods, Inc. (b)                        7,404
         100 Beyond Meat, Inc. (a) (b)                 12,500
         622 Conagra Brands, Inc.                      22,554
         462 Darling Ingredients, Inc. (a)             26,648
         137 Flowers Foods, Inc.                        3,100
         194 Fresh Del Monte Produce, Inc.              4,670
          53 Freshpet, Inc. (a)                         7,525
         360 General Mills, Inc.                       21,168
          86 Hain Celestial Group (The),
                Inc. (a)                                3,453
         120 Hostess Brands, Inc. (a)                   1,757
         220 Ingredion, Inc.                           17,307
         144 J.M. Smucker (The) Co.                    16,646
          20 John B. Sanfilippo & Son, Inc.             1,577
          50 Lamb Weston Holdings, Inc.                 3,937
          37 Lancaster Colony Corp.                     6,798
         396 Pilgrim's Pride Corp. (a)                  7,766
          39 Post Holdings, Inc. (a)                    3,939

                        See Notes to Financial Statements                Page 19


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS (CONTINUED)
           1 Seaboard Corp.                    $        3,031
          67 Simply Good Foods (The) Co. (a)            2,101
         933 Tyson Foods, Inc., Class A                60,123
                                               --------------
                                                      282,146
                                               --------------
             GAS UTILITIES -- 0.4%
         139 Atmos Energy Corp.                        13,265
         164 New Jersey Resources Corp.                 5,830
          98 Northwest Natural Holding Co.              4,507
         193 ONE Gas, Inc.                             14,817
         230 South Jersey Industries, Inc.              4,956
          94 Southwest Gas Holdings, Inc.               5,711
          56 Spire, Inc.                                3,586
         505 UGI Corp.                                 17,655
                                               --------------
                                                       70,327
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.6%
         102 Abbott Laboratories                       11,168
          36 ABIOMED, Inc. (a)                         11,671
         102 Align Technology, Inc. (a)                54,507
         145 Axonics Modulation Technologies,
                Inc. (a) (b)                            7,238
         256 BioLife Solutions, Inc. (a)               10,212
         156 CryoPort, Inc. (a) (b)                     6,845
         103 Danaher Corp.                             22,880
          76 DENTSPLY SIRONA, Inc.                      3,979
          54 DexCom, Inc. (a)                          19,965
         417 GenMark Diagnostics, Inc. (a)              6,088
          15 Heska Corp. (a)                            2,185
         167 Hologic, Inc. (a)                         12,163
          85 IDEXX Laboratories, Inc. (a)              42,489
          56 Insulet Corp. (a)                         14,315
          71 Integra LifeSciences Holdings
                Corp. (a)                               4,609
          31 Intuitive Surgical, Inc. (a)              25,361
          31 iRhythm Technologies, Inc. (a)             7,354
          46 LeMaitre Vascular, Inc.                    1,863
          42 Masimo Corp. (a)                          11,272
         174 Meridian Bioscience, Inc. (a)              3,252
          34 Merit Medical Systems, Inc. (a)            1,887
          43 Neogen Corp. (a)                           3,410
          48 Nevro Corp. (a)                            8,309
         150 Novocure Ltd. (a)                         25,956
          34 Penumbra, Inc. (a)                         5,950
          61 Quidel Corp. (a)                          10,959
          98 Shockwave Medical, Inc. (a)               10,165
         125 SI-BONE, Inc. (a)                          3,737
         110 Silk Road Medical, Inc. (a)                6,928
         253 SmileDirectClub, Inc. (a) (b)              3,021
          26 STAAR Surgical Co. (a)                     2,060
          38 STERIS PLC                                 7,203
         147 Tandem Diabetes Care, Inc. (a)            14,065
          51 Vapotherm, Inc. (a)                        1,370
         162 West Pharmaceutical Services,
                Inc.                                   45,896
                                               --------------
                                                      430,332
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.8%
         151 Acadia Healthcare Co., Inc. (a)   $        7,589
          31 Addus HomeCare Corp. (a)                   3,630
          56 Amedisys, Inc. (a)                        16,426
         115 AmerisourceBergen Corp.                   11,242
         207 Anthem, Inc.                              66,466
         473 Cardinal Health, Inc.                     25,334
         115 Castle Biosciences, Inc. (a)               7,722
         571 Centene Corp. (a)                         34,277
          14 Chemed Corp.                               7,457
         328 Cigna Corp.                               68,283
          35 CorVel Corp. (a)                           3,710
         950 CVS Health Corp.                          64,885
         117 DaVita, Inc. (a)                          13,736
         103 Encompass Health Corp.                     8,517
         104 Ensign Group (The), Inc.                   7,584
         185 Fulgent Genetics, Inc. (a) (b)             9,639
         149 Guardant Health, Inc. (a)                 19,203
          65 HealthEquity, Inc. (a)                     4,531
         170 Henry Schein, Inc. (a)                    11,366
         107 Humana, Inc.                              43,899
          63 LHC Group, Inc. (a)                       13,439
          98 Magellan Health, Inc. (a)                  8,118
          73 Molina Healthcare, Inc. (a)               15,526
          48 National HealthCare Corp.                  3,188
         123 Ontrak, Inc. (a)                           7,600
         135 PetIQ, Inc. (a)                            5,191
          48 Providence Service (The)
                Corp. (a)                               6,654
         291 Quest Diagnostics, Inc.                   34,678
         432 R1 RCM, Inc. (a)                          10,377
         193 RadNet, Inc. (a)                           3,777
          71 Select Medical Holdings Corp. (a)          1,964
         338 Surgery Partners, Inc. (a)                 9,805
         242 Tenet Healthcare Corp. (a)                 9,663
          71 UnitedHealth Group, Inc.                  24,898
         156 Universal Health Services, Inc.,
                Class B                                21,450
                                               --------------
                                                      611,824
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.8%
         364 Allscripts Healthcare Solutions,
                Inc. (a)                                5,256
         596 Evolent Health, Inc., Class A (a)          9,554
         121 Health Catalyst, Inc. (a)                  5,267
         224 Inovalon Holdings, Inc.,
                Class A (a)                             4,070
          46 Inspire Medical Systems, Inc. (a)          8,652
          20 Omnicell, Inc. (a)                         2,400
         138 Phreesia, Inc. (a)                         7,488
          79 Simulations Plus, Inc.                     5,682
         152 Teladoc Health, Inc. (a)                  30,394
         158 Veeva Systems, Inc., Class A (a)          43,016
         102 Vocera Communications, Inc. (a)            4,236
                                               --------------
                                                      126,015
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.3%
         126 Aramark                                    4,848
         225 Bally's Corp.                             11,302

Page 20                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
         178 Caesars Entertainment, Inc. (a)   $       13,220
          36 Chipotle Mexican Grill, Inc. (a)          49,922
          39 Choice Hotels International, Inc.          4,162
          41 Churchill Downs, Inc.                      7,986
          78 Domino's Pizza, Inc.                      29,910
         359 Everi Holdings, Inc. (a)                   4,958
          56 Jack in the Box, Inc.                      5,197
         766 MGM Resorts International                 24,137
          54 Papa John's International, Inc.            4,582
         229 Penn National Gaming, Inc. (a)            19,779
         170 Scientific Games Corp. (a)                 7,053
          75 SeaWorld Entertainment, Inc. (a)           2,369
          55 Texas Roadhouse, Inc.                      4,299
         448 Wendy's (The) Co.                          9,820
          76 Wingstop, Inc.                            10,074
                                               --------------
                                                      213,618
                                               --------------
             HOUSEHOLD DURABLES -- 2.0%
           8 Cavco Industries, Inc. (a)                 1,404
         175 Century Communities, Inc. (a)              7,662
         734 D.R. Horton, Inc.                         50,587
         460 Green Brick Partners, Inc. (a)            10,562
          52 Helen of Troy Ltd. (a)                    11,554
          73 Installed Building Products,
                Inc. (a)                                7,441
          39 iRobot Corp. (a)                           3,131
         154 KB Home                                    5,162
          47 La-Z-Boy, Inc.                             1,872
         162 Leggett & Platt, Inc.                      7,177
         680 Lennar Corp., Class A                     51,836
          64 LGI Homes, Inc. (a)                        6,774
         126 M.D.C. Holdings, Inc.                      6,124
         161 M/I Homes, Inc. (a)                        7,131
          40 Meritage Homes Corp. (a)                   3,313
         171 Mohawk Industries, Inc. (a)               24,102
           8 NVR, Inc. (a)                             32,639
         360 PulteGroup, Inc.                          15,523
         179 Purple Innovation, Inc. (a)                5,896
          55 Skyline Champion Corp. (a)                 1,702
         293 Sonos, Inc. (a)                            6,853
         120 Taylor Morrison Home Corp. (a)             3,078
         149 Tempur Sealy International,
                Inc. (a)                                4,023
         274 Toll Brothers, Inc.                       11,911
          98 TopBuild Corp. (a)                        18,040
         408 TRI Pointe Group, Inc. (a)                 7,038
          54 Whirlpool Corp.                            9,746
                                               --------------
                                                      322,281
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.3%
         164 Central Garden & Pet Co.,
                Class A (a)                             5,958
         355 Church & Dwight Co., Inc.                 30,967
          38 Energizer Holdings, Inc.                   1,603
         109 Reynolds Consumer Products, Inc.           3,274
                                               --------------
                                                       41,802
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.2%
         184 AES (The) Corp.                   $        4,324
         165 Clearway Energy, Inc., Class C             5,268
         243 Sunnova Energy International,
                Inc. (a)                               10,967
         883 Vistra Corp.                              17,360
                                               --------------
                                                       37,919
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 0.6%
          69 3M Co.                                    12,060
         109 Carlisle Cos., Inc.                       17,024
       5,346 General Electric Co.                      57,737
          67 Honeywell International, Inc.             14,251
                                               --------------
                                                      101,072
                                               --------------
             INSURANCE -- 4.6%
       1,222 Aflac, Inc.                               54,342
           6 Alleghany Corp.                            3,622
         590 Allstate (The) Corp.                      64,859
         269 American Equity Investment Life
                Holding Co.                             7,440
         149 American Financial Group, Inc.            13,055
         110 American National Group, Inc.             10,573
          55 AMERISAFE, Inc.                            3,159
         569 Arch Capital Group Ltd. (a)               20,524
          82 Assurant, Inc.                            11,170
         345 Assured Guaranty Ltd.                     10,864
         293 Athene Holding Ltd., Class A (a)          12,640
         275 Brighthouse Financial, Inc. (a)            9,956
         221 Brown & Brown, Inc.                       10,478
          85 Cincinnati Financial Corp.                 7,426
         461 CNO Financial Group, Inc.                 10,248
         196 Employers Holdings, Inc.                   6,309
          46 Enstar Group Ltd. (a)                      9,425
          48 Erie Indemnity Co., Class A               11,789
          51 Everest Re Group Ltd.                     11,939
          31 FBL Financial Group, Inc.,
                Class A                                 1,628
         532 Fidelity National Financial, Inc.         20,796
         327 First American Financial Corp.            16,883
         167 Globe Life, Inc.                          15,858
          51 Goosehead Insurance, Inc.,
                Class A                                 6,363
          48 Hanover Insurance Group (The),
                Inc.                                    5,612
       1,506 Hartford Financial Services Group
                (The), Inc.                            73,764
          89 Horace Mann Educators Corp.                3,742
          50 Kemper Corp.                               3,841
          88 Kinsale Capital Group, Inc.               17,611
         213 Lincoln National Corp.                    10,716
          96 Loews Corp.                                4,322
          72 Mercury General Corp.                      3,759
       1,195 MetLife, Inc.                             56,105
          40 National Western Life Group,
                Inc., Class A                           8,258
         678 Old Republic International Corp.          13,363
          57 Palomar Holdings, Inc. (a)                 5,064
          88 Primerica, Inc.                           11,786

                        See Notes to Financial Statements                Page 21


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
         331 Principal Financial Group, Inc.   $       16,421
         469 Progressive (The) Corp.                   46,375
         140 Reinsurance Group of America,
                Inc.                                   16,226
          59 RenaissanceRe Holdings Ltd.                9,783
          64 Safety Insurance Group, Inc.               4,986
          29 Selective Insurance Group, Inc.            1,942
         135 Stewart Information Services
                Corp.                                   6,529
         308 Travelers (The) Cos., Inc.                43,234
          94 Trupanion, Inc. (a)                       11,253
         440 Unum Group                                10,094
          54 W.R. Berkley Corp.                         3,587
           4 White Mountains Insurance Group
                Ltd.                                    4,003
                                               --------------
                                                      743,722
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 2.0%
         267 ANGI Homeservices, Inc.,
                Class A (a)                             3,523
          38 EverQuote, Inc., Class A (a)               1,419
         170 Facebook, Inc., Class A (a)               46,437
       1,337 Pinterest, Inc., Class A (a)              88,108
         374 QuinStreet, Inc. (a)                       8,019
       1,701 Snap, Inc., Class A (a)                   85,169
         249 Twitter, Inc. (a)                         13,484
         546 Zillow Group, Inc., Class C (a)           70,871
                                               --------------
                                                      317,030
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.6%
         297 1-800-Flowers.com, Inc.,
                Class A (a)                             7,722
          18 Amazon.com, Inc. (a)                      58,625
         304 Chewy, Inc., Class A (a) (b)              27,326
         852 eBay, Inc.                                42,813
         137 Etsy, Inc. (a)                            24,374
         102 Overstock.com, Inc. (a)                    4,893
          47 PetMed Express, Inc.                       1,507
       1,066 Qurate Retail, Inc., Series A             11,694
         205 RealReal (The), Inc. (a)                   4,006
         180 Revolve Group, Inc. (a)                    5,610
          85 Shutterstock, Inc.                         6,094
          69 Stamps.com, Inc. (a)                      13,537
         218 Stitch Fix, Inc., Class A (a)             12,801
         191 Wayfair, Inc., Class A (a)                43,130
                                               --------------
                                                      264,132
                                               --------------
             IT SERVICES -- 3.4%
         115 Black Knight, Inc. (a)                    10,160
         120 Booz Allen Hamilton Holding Corp.         10,462
         252 Broadridge Financial Solutions,
                Inc.                                   38,606
          62 CACI International, Inc.,
                Class A (a)                            15,459
         320 Cognizant Technology Solutions
                Corp., Class A                         26,224
          36 CSG Systems International, Inc.            1,623
       1,289 Endurance International Group
                Holdings, Inc. (a)                     12,181

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
         172 EPAM Systems, Inc. (a)            $       61,636
          37 Euronet Worldwide, Inc. (a)                5,362
          85 EVERTEC, Inc.                              3,342
          22 ExlService Holdings, Inc. (a)              1,873
         178 Fastly, Inc., Class A (a)                 15,552
          27 Gartner, Inc. (a)                          4,325
         171 Genpact Ltd.                               7,073
         132 GoDaddy, Inc., Class A (a)                10,949
         182 International Business Machines
                Corp.                                  22,910
          75 Leidos Holdings, Inc.                      7,884
          21 ManTech International Corp.,
                Class A                                 1,868
         195 MAXIMUS, Inc.                             14,272
          58 MongoDB, Inc. (a)                         20,824
         156 Okta, Inc. (a)                            39,665
         225 PayPal Holdings, Inc. (a)                 52,695
         104 Perficient, Inc. (a)                       4,956
          85 Science Applications
                International Corp.                     8,044
         341 Square, Inc., Class A (a)                 74,215
         130 Sykes Enterprises, Inc. (a)                4,897
         109 TTEC Holdings, Inc.                        7,949
         180 Twilio, Inc., Class A (a)                 60,930
         155 Western Union (The) Co.                    3,401
                                               --------------
                                                      549,337
                                               --------------
             LEISURE PRODUCTS -- 0.5%
          81 Hasbro, Inc.                               7,577
          60 Malibu Boats, Inc., Class A (a)            3,746
         253 Mattel, Inc. (a)                           4,415
         168 Peloton Interactive, Inc.,
                Class A (a)                            25,489
         477 Smith & Wesson Brands, Inc.                8,467
         367 Vista Outdoor, Inc. (a)                    8,720
         367 YETI Holdings, Inc. (a)                   25,128
                                               --------------
                                                       83,542
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.8%
         134 10X Genomics, Inc., Class A (a)           18,974
         205 Adaptive Biotechnologies
                Corp. (a)                              12,122
         110 Agilent Technologies, Inc.                13,034
         740 Avantor, Inc. (a)                         20,831
          19 Bio-Rad Laboratories, Inc.,
                Class A (a)                            11,076
          74 Charles River Laboratories
                International, Inc. (a)                18,490
          70 IQVIA Holdings, Inc. (a)                  12,542
         119 Medpace Holdings, Inc. (a)                16,565
          11 Mettler-Toledo International,
                Inc. (a)                               12,536
          66 NanoString Technologies, Inc. (a)          4,414
         361 NeoGenomics, Inc. (a)                     19,436
         600 Pacific Biosciences of
                California, Inc. (a)                   15,564
         106 PerkinElmer, Inc.                         15,211
         342 Personalis, Inc. (a)                      12,520
          66 PRA Health Sciences, Inc. (a)              8,279

Page 22                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES
                (CONTINUED)
         132 Quanterix Corp. (a)               $        6,138
          90 Repligen Corp. (a)                        17,247
          63 Syneos Health, Inc. (a)                    4,292
         101 Thermo Fisher Scientific, Inc.            47,044
          17 Waters Corp. (a)                           4,206
                                               --------------
                                                      290,521
                                               --------------
             MACHINERY -- 2.4%
          45 AGCO Corp.                                 4,639
          14 Alamo Group, Inc.                          1,931
         160 Altra Industrial Motion Corp.              8,869
         166 Barnes Group, Inc.                         8,415
         105 Chart Industries, Inc. (a)                12,368
         105 Cummins, Inc.                             23,845
         150 Deere & Co.                               40,357
         143 Donaldson Co., Inc.                        7,991
         102 Dover Corp.                               12,878
         209 Evoqua Water Technologies
                Corp. (a)                               5,639
          54 Flowserve Corp.                            1,990
          25 Franklin Electric Co., Inc.                1,730
         109 Graco, Inc.                                7,886
         252 Greenbrier (The) Cos., Inc.                9,168
         120 Hyster-Yale Materials Handling,
                Inc.                                    7,146
          37 IDEX Corp.                                 7,370
         187 Ingersoll Rand, Inc. (a)                   8,520
         226 ITT, Inc.                                 17,407
          16 John Bean Technologies Corp.               1,822
          27 Kadant, Inc.                               3,806
          72 Lincoln Electric Holdings, Inc.            8,370
         283 Meritor, Inc. (a)                          7,899
         111 Middleby (The) Corp. (a)                  14,310
         164 Mueller Industries, Inc.                   5,758
         285 Mueller Water Products, Inc.,
                Class A                                 3,528
         136 Navistar International Corp. (a)           5,979
          35 Nordson Corp.                              7,033
         227 Oshkosh Corp.                             19,538
         130 PACCAR, Inc.                              11,216
          55 Parker-Hannifin Corp.                     14,983
          23 Proto Labs, Inc. (a)                       3,528
         157 Shyft Group (The), Inc.                    4,456
         113 Snap-on, Inc.                             19,339
          96 SPX Corp. (a)                              5,236
          25 Tennant Co.                                1,754
          82 Timken (The) Co.                           6,344
          79 Toro (The) Co.                             7,492
         195 TriMas Corp. (a)                           6,176
         152 Trinity Industries, Inc.                   4,011
         161 Westinghouse Air Brake
                Technologies Corp.                     11,785
         125 Woodward, Inc.                            15,191
          79 Xylem, Inc.                                8,041
                                               --------------
                                                      385,744
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MARINE -- 0.0%
         111 Matson, Inc.                      $        6,324
                                               --------------
             MEDIA -- 1.9%
         427 Altice USA, Inc., Class A (a)             16,171
         240 AMC Networks, Inc.,
                Class A (a) (b)                         8,585
           4 Cable One, Inc.                            8,911
          42 Cardlytics, Inc. (a)                       5,996
          89 Charter Communications, Inc.,
                Class A (a)                            58,878
         720 Comcast Corp., Class A                    37,728
         765 Discovery, Inc., Class A (a) (b)          23,019
         574 DISH Network Corp., Class A (a)           18,563
         537 Gray Television, Inc. (a)                  9,607
         599 Interpublic Group of
                (The) Cos., Inc.                       14,088
         156 New York Times (The) Co.,
                Class A                                 8,076
         148 Nexstar Media Group, Inc.,
                Class A                                16,160
         202 Omnicom Group, Inc.                       12,599
         141 Scholastic Corp.                           3,525
         385 Sinclair Broadcast Group, Inc.,
                Class A                                12,262
         135 TechTarget, Inc. (a)                       7,980
         504 TEGNA, Inc.                                7,031
       1,189 ViacomCBS, Inc., Class B                  44,302
                                               --------------
                                                      313,481
                                               --------------
             METALS & MINING -- 1.5%
         311 Arconic Corp. (a)                          9,268
         416 Century Aluminum Co. (a)                   4,589
         461 Cleveland-Cliffs, Inc.                     6,712
       1,003 Coeur Mining, Inc. (a)                    10,381
         370 Commercial Metals Co.                      7,600
          25 Compass Minerals International,
                Inc.                                    1,543
       2,839 Freeport-McMoRan, Inc.                    73,871
       1,457 Hecla Mining Co.                           9,441
          83 Kaiser Aluminum Corp.                      8,209
          28 Materion Corp.                             1,784
         525 Newmont Corp.                             31,442
         297 Nucor Corp.                               15,797
         163 Reliance Steel & Aluminum Co.             19,519
         582 Steel Dynamics, Inc.                      21,458
         433 Warrior Met Coal, Inc.                     9,232
         181 Worthington Industries, Inc.               9,293
                                               --------------
                                                      240,139
                                               --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.2%
         239 AGNC Investment Corp.                      3,728
         258 Arbor Realty Trust, Inc.                   3,659
         105 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.            6,660
         624 Ladder Capital Corp.                       6,103
         883 Starwood Property Trust, Inc.             17,042
                                               --------------
                                                       37,192
                                               --------------
             MULTILINE RETAIL -- 0.7%
         166 Big Lots, Inc.                             7,126
         122 Dillard's, Inc., Class A (b)               7,692
         212 Dollar General Corp.                      44,583

                        See Notes to Financial Statements                Page 23


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL (CONTINUED)
         122 Dollar Tree, Inc. (a)             $       13,181
         320 Kohl's Corp.                              13,021
         114 Ollie's Bargain Outlet Holdings,
                Inc. (a)                                9,322
          71 Target Corp.                              12,534
                                               --------------
                                                      107,459
                                               --------------
             MULTI-UTILITIES -- 1.6%
         281 Ameren Corp.                              21,935
         174 Avista Corp.                               6,984
         172 CenterPoint Energy, Inc.                   3,722
         181 CMS Energy Corp.                          11,043
         428 Consolidated Edison, Inc.                 30,931
         290 DTE Energy Co.                            35,209
         740 MDU Resources Group, Inc.                 19,492
         303 NiSource, Inc.                             6,951
         122 NorthWestern Corp.                         7,114
         809 Public Service Enterprise Group,
                Inc.                                   47,165
         469 Sempra Energy                             59,755
         115 WEC Energy Group, Inc.                    10,583
                                               --------------
                                                      260,884
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.3%
         827 Antero Midstream Corp.                     6,376
         352 Apache Corp.                               4,995
         139 Arch Resources, Inc.                       6,084
         144 Cheniere Energy, Inc. (a)                  8,644
         463 Chevron Corp.                             39,100
       1,690 ConocoPhillips                            67,583
         266 Delek US Holdings, Inc.                    4,275
       1,236 EOG Resources, Inc.                       61,639
         394 Equitrans Midstream Corp.                  3,168
       1,617 Exxon Mobil Corp.                         66,653
         676 HollyFrontier Corp.                       17,475
       1,801 Kinder Morgan, Inc.                       24,620
       3,257 Marathon Oil Corp.                        21,724
         538 Matador Resources Co. (a)                  6,488
         830 Murphy Oil Corp.                          10,043
         385 ONEOK, Inc.                               14,776
         358 PDC Energy, Inc. (a)                       7,350
         516 Pioneer Natural Resources Co.             58,767
         894 Range Resources Corp. (a)                  5,990
         139 Renewable Energy Group, Inc. (a)           9,844
       1,281 Valero Energy Corp.                       72,466
         349 World Fuel Services Corp.                 10,875
                                               --------------
                                                      528,935
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.1%
         225 Domtar Corp.                               7,121
         244 Schweitzer-Mauduit International,
                Inc.                                    9,811
                                               --------------
                                                       16,932
                                               --------------
             PERSONAL PRODUCTS -- 0.2%
         159 Edgewell Personal Care Co.                 5,498

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             PERSONAL PRODUCTS (CONTINUED)
         161 elf Beauty, Inc. (a)              $        4,056
         286 Herbalife Nutrition Ltd. (a)              13,742
          45 Medifast, Inc.                             8,836
          59 Nu Skin Enterprises, Inc.,
                Class A                                 3,223
          20 USANA Health Sciences, Inc. (a)            1,542
                                               --------------
                                                       36,897
                                               --------------
             PHARMACEUTICALS -- 1.2%
         518 Catalent, Inc. (a)                        53,908
         142 Collegium Pharmaceutical,
                Inc. (a)                                2,844
         170 Corcept Therapeutics, Inc. (a)             4,447
         119 Elanco Animal Health, Inc. (a)             3,650
         449 Endo International PLC (a)                 3,224
         214 Horizon Therapeutics PLC (a)              15,654
          47 Jazz Pharmaceuticals PLC (a)               7,757
          75 Johnson & Johnson                         11,804
          74 Pacira BioSciences, Inc. (a)               4,428
         290 Perrigo Co. PLC                           12,969
       1,276 Pfizer, Inc.                              46,970
         122 Prestige Consumer Healthcare,
                Inc. (a)                                4,254
         355 Supernus Pharmaceuticals,
                Inc. (a)                                8,932
         134 Zoetis, Inc.                              22,177
                                               --------------
                                                      203,018
                                               --------------
             PROFESSIONAL SERVICES -- 0.7%
          70 ASGN, Inc. (a)                             5,847
         129 CBIZ, Inc. (a)                             3,433
         197 CoreLogic, Inc.                           15,232
          26 CoStar Group, Inc. (a)                    24,031
          45 Forrester Research, Inc. (a)               1,885
          31 FTI Consulting, Inc. (a)                   3,463
          72 ICF International, Inc.                    5,352
          68 Insperity, Inc.                            5,537
          46 Kforce, Inc.                               1,936
          51 Korn Ferry                                 2,219
          91 ManpowerGroup, Inc.                        8,206
         189 Robert Half International, Inc.           11,809
         168 TriNet Group, Inc. (a)                    13,541
         340 Upwork, Inc. (a)                          11,737
                                               --------------
                                                      114,228
                                               --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.9%
         945 CBRE Group, Inc., Class A (a)             59,270
         183 eXp World Holdings, Inc. (a)              11,551
         167 Forestar Group, Inc. (a)                   3,370
         174 Jones Lang LaSalle, Inc. (a)              25,816
         108 Marcus & Millichap, Inc. (a)               4,021
       1,371 Newmark Group, Inc., Class A               9,995
         334 Redfin Corp. (a)                          22,922
         144 St. Joe (The) Co.                          6,113
                                               --------------
                                                      143,058
                                               --------------
             ROAD & RAIL -- 0.8%
          47 AMERCO                                    21,336
         191 ArcBest Corp.                              8,150
         169 Avis Budget Group, Inc. (a)                6,304
          79 J.B. Hunt Transport Services,
                Inc.                                   10,795

Page 24                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ROAD & RAIL (CONTINUED)
         123 Kansas City Southern              $       25,108
          82 Knight-Swift Transportation
                Holdings, Inc.                          3,429
          53 Landstar System, Inc.                      7,137
          93 Marten Transport Ltd.                      1,602
         105 Ryder System, Inc.                         6,485
          47 Saia, Inc. (a)                             8,498
         131 Schneider National, Inc., Class B          2,712
         609 Uber Technologies, Inc. (a)               31,059
          35 Werner Enterprises, Inc.                   1,373
                                               --------------
                                                      133,988
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.3%
          86 ACM Research, Inc., Class A (a)            6,987
          47 Advanced Energy Industries,
                Inc. (a)                                4,557
         677 Advanced Micro Devices, Inc. (a)          62,088
         661 Amkor Technology, Inc.                     9,968
         560 Applied Materials, Inc.                   48,328
          61 Broadcom, Inc.                            26,709
          72 Brooks Automation, Inc.                    4,885
         148 Cirrus Logic, Inc. (a)                    12,166
          47 CMC Materials, Inc.                        7,111
         172 Cohu, Inc.                                 6,567
          26 Diodes, Inc. (a)                           1,833
         202 Enphase Energy, Inc. (a)                  35,445
         224 Entegris, Inc.                            21,526
         101 First Solar, Inc. (a)                      9,991
          59 Inphi Corp. (a)                            9,468
       1,072 Intel Corp.                               53,407
          33 Lam Research Corp.                        15,585
         230 Lattice Semiconductor Corp. (a)           10,539
          44 MACOM Technology Solutions
                Holdings, Inc. (a)                      2,422
         280 Marvell Technology Group Ltd.             13,311
       1,182 Micron Technology, Inc. (a)               88,863
          91 MKS Instruments, Inc.                     13,691
          48 Monolithic Power Systems, Inc.            17,579
         103 NVIDIA Corp.                              53,787
         154 ON Semiconductor Corp. (a)                 5,040
          79 PDF Solutions, Inc. (a)                    1,706
         743 Photronics, Inc. (a)                       8,292
         344 Qorvo, Inc. (a)                           57,197
         189 QUALCOMM, Inc.                            28,792
          76 Skyworks Solutions, Inc.                  11,619
          37 Synaptics, Inc. (a)                        3,567
         279 Teradyne, Inc.                            33,449
          69 Ultra Clean Holdings, Inc. (a)             2,149
          37 Universal Display Corp.                    8,503
                                               --------------
                                                      697,127
                                               --------------
             SOFTWARE -- 7.4%
          87 2U, Inc. (a)                               3,481
          68 Adobe, Inc. (a)                           34,008
          27 Alarm.com Holdings, Inc. (a)               2,793
          35 Altair Engineering, Inc.,
                Class A (a)                             2,036

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
          29 Alteryx, Inc., Class A (a)        $        3,532
         266 Anaplan, Inc. (a)                         19,112
          34 ANSYS, Inc. (a)                           12,369
          69 Appian Corp. (a) (b)                      11,184
          53 Aspen Technology, Inc. (a)                 6,903
          78 Avalara, Inc. (a)                         12,861
         149 Blackline, Inc. (a)                       19,874
         208 Cadence Design Systems, Inc. (a)          28,377
          76 CDK Global, Inc.                           3,939
         121 Cerence, Inc. (a)                         12,158
         121 Ceridian HCM Holding, Inc. (a)            12,894
         136 Cloudera, Inc. (a)                         1,892
         406 Cloudflare, Inc., Class A (a)             30,852
          81 Coupa Software, Inc. (a)                  27,452
         404 Crowdstrike Holdings, Inc.,
                Class A (a)                            85,575
         543 Datadog, Inc., Class A (a)                53,453
         226 Digital Turbine, Inc. (a)                 12,783
         258 DocuSign, Inc. (a)                        57,353
         154 Domo, Inc., Class B (a)                    9,821
         173 Dropbox, Inc., Class A (a)                 3,839
         244 Dynatrace, Inc. (a)                       10,558
         359 Ebix, Inc.                                13,631
         123 Elastic N.V. (a)                          17,974
         129 Envestnet, Inc. (a)                       10,615
          26 Everbridge, Inc. (a)                       3,876
          16 Fair Isaac Corp. (a)                       8,177
         103 Five9, Inc. (a)                           17,963
          57 HubSpot, Inc. (a)                         22,597
          34 Intuit, Inc.                              12,915
          64 J2 Global, Inc. (a)                        6,252
         114 LivePerson, Inc. (a)                       7,094
          70 Manhattan Associates, Inc. (a)             7,363
         243 Medallia, Inc. (a)                         8,072
          63 Mimecast Ltd. (a)                          3,581
          42 Model N, Inc. (a)                          1,499
          59 New Relic, Inc. (a)                        3,859
         401 Nuance Communications, Inc. (a)           17,680
         150 Nutanix, Inc., Class A (a)                 4,780
          55 PagerDuty, Inc. (a)                        2,293
          91 Palo Alto Networks, Inc. (a)              32,340
          36 Paycom Software, Inc. (a)                 16,281
          83 Paylocity Holding Corp. (a)               17,090
         110 Pegasystems, Inc.                         14,659
          95 Ping Identity Holding Corp. (a)            2,721
          86 Pluralsight, Inc., Class A (a)             1,803
         121 PTC, Inc. (a)                             14,473
         109 Q2 Holdings, Inc. (a)                     13,792
          34 Qualys, Inc. (a)                           4,144
          73 Rapid7, Inc. (a)                           6,582
         187 Sailpoint Technologies Holdings,
                Inc. (a)                                9,956
         177 salesforce.com, Inc. (a)                  39,388
          92 ServiceNow, Inc. (a)                      50,640
          67 Smartsheet, Inc., Class A (a)              4,642
         491 SolarWinds Corp. (a)                       7,340

                        See Notes to Financial Statements                Page 25


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
          38 SPS Commerce, Inc. (a)            $        4,126
         183 SS&C Technologies Holdings, Inc.          13,313
          67 SVMK, Inc. (a)                             1,712
         104 Synopsys, Inc. (a)                        26,961
         157 Tenable Holdings, Inc. (a)                 8,205
          65 Teradata Corp. (a)                         1,461
          86 Trade Desk (The), Inc.,
                Class A (a)                            68,886
          79 Upland Software, Inc. (a)                  3,625
          26 Varonis Systems, Inc. (a)                  4,254
          31 Verint Systems, Inc. (a)                   2,083
         155 Workday, Inc., Class A (a)                37,140
          53 Workiva, Inc. (a)                          4,856
         129 Zendesk, Inc. (a)                         18,462
         118 Zoom Video Communications, Inc.,
                Class A (a)                            39,804
         395 Zscaler, Inc. (a)                         78,885
                                               --------------
                                                    1,198,944
                                               --------------
             SPECIALTY RETAIL -- 2.8%
         319 Abercrombie & Fitch Co., Class A           6,495
          43 Advance Auto Parts, Inc.                   6,773
          30 Asbury Automotive Group, Inc. (a)          4,372
         252 AutoNation, Inc. (a)                      17,587
         200 Best Buy Co., Inc.                        19,958
         105 Boot Barn Holdings, Inc. (a)               4,553
         291 Buckle (The), Inc.                         8,497
          16 Burlington Stores, Inc. (a)                4,185
         249 Camping World Holdings, Inc.,
                Class A                                 6,486
          60 Carvana Co. (a)                           14,372
          51 Dick's Sporting Goods, Inc.                2,867
          79 Five Below, Inc. (a)                      13,823
         223 Floor & Decor Holdings, Inc.,
                Class A (a)                            20,706
         134 Foot Locker, Inc.                          5,419
          67 Group 1 Automotive, Inc.                   8,786
         463 GrowGeneration Corp. (a)                  18,622
          75 Hibbett Sports, Inc. (a)                   3,464
         120 Home Depot (The), Inc.                    31,874
          29 Lithia Motors, Inc., Class A               8,487
         335 Lowe's Cos., Inc.                         53,771
         336 Lumber Liquidators Holdings,
                Inc. (a)                               10,329
         767 Michaels (The) Cos., Inc. (a)              9,979
          36 Monro, Inc.                                1,919
          46 Murphy USA, Inc.                           6,020
         116 National Vision Holdings,
                Inc. (a)                                5,254
          72 O'Reilly Automotive, Inc. (a)             32,585
          93 Penske Automotive Group, Inc.              5,523
         149 Rent-A-Center, Inc.                        5,705
          44 RH (a)                                    19,691
         158 Signet Jewelers Ltd.                       4,309
         151 Sleep Number Corp. (a)                    12,361
         387 Tractor Supply Co.                        54,404
          15 Ulta Beauty, Inc. (a)                      4,307
          71 Urban Outfitters, Inc. (a)                 1,818

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
         147 Williams-Sonoma, Inc.             $       14,971
         266 Zumiez, Inc. (a)                           9,783
                                               --------------
                                                      460,055
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.3%
         479 Apple, Inc.                               63,558
         820 Dell Technologies, Inc.,
                Class C (a)                            60,098
       1,422 Hewlett Packard Enterprise Co.            16,851
         267 NCR Corp. (a)                             10,031
         152 NetApp, Inc.                              10,068
         216 Pure Storage, Inc., Class A (a)            4,884
         135 Seagate Technology PLC                     8,392
         168 Super Micro Computer, Inc. (a)             5,319
         456 Western Digital Corp.                     25,258
         394 Xerox Holdings Corp.                       9,137
                                               --------------
                                                      213,596
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
          77 Columbia Sportswear Co.                    6,728
         139 Crocs, Inc. (a)                            8,710
          76 Deckers Outdoor Corp. (a)                 21,795
         565 G-III Apparel Group Ltd. (a)              13,413
         846 Hanesbrands, Inc.                         12,335
          22 Ralph Lauren Corp.                         2,282
         220 Skechers U.S.A., Inc.,
                Class A (a)                             7,907
                                               --------------
                                                       73,170
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.9%
         191 Axos Financial, Inc. (a)                   7,168
         161 Capitol Federal Financial, Inc.            2,013
         450 Essent Group Ltd.                         19,440
         200 Flagstar Bancorp, Inc.                     8,152
         616 Kearny Financial Corp.                     6,505
         835 MGIC Investment Corp.                     10,479
         332 Mr. Cooper Group, Inc. (a)                10,302
       1,611 New York Community Bancorp, Inc.          16,996
         416 NMI Holdings, Inc., Class A (a)            9,422
         161 Northwest Bancshares, Inc.                 2,051
         127 PennyMac Financial Services, Inc.          8,334
         364 Provident Financial Services,
                Inc.                                    6,538
         507 Radian Group, Inc.                        10,267
         140 Walker & Dunlop, Inc.                     12,883
         284 Washington Federal, Inc.                   7,310
         165 WSFS Financial Corp.                       7,405
                                               --------------
                                                      145,265
                                               --------------
             TOBACCO -- 0.1%
         177 Universal Corp.                            8,604
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.8%
         252 Air Lease Corp.                           11,194
          27 Applied Industrial Technologies,
                Inc.                                    2,106
          48 Beacon Roofing Supply, Inc. (a)            1,929
         115 Boise Cascade Co.                          5,497

Page 26                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES &
                DISTRIBUTORS (CONTINUED)
         248 Fastenal Co.                      $       12,110
         377 Foundation Building Materials,
                Inc. (a)                                7,242
         116 GATX Corp.                                 9,649
         123 GMS, Inc. (a)                              3,749
          75 H&E Equipment Services, Inc.               2,236
         112 Herc Holdings, Inc. (a)                    7,438
          73 MSC Industrial Direct Co., Inc.,
                Class A                                 6,160
         176 Rush Enterprises, Inc., Class A            7,290
         137 SiteOne Landscape Supply,
                Inc. (a)                               21,732
         109 Triton International Ltd.                  5,288
          95 United Rentals, Inc. (a)                  22,031
          14 Watsco, Inc.                               3,172
         101 WESCO International, Inc. (a)              7,928
                                               --------------
                                                      136,751
                                               --------------
             TRANSPORTATION INFRASTRUCTURE
                -- 0.1%
         220 Macquarie Infrastructure Corp.             8,261
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.1%
         641 Gogo, Inc. (a)                             6,173
         401 Telephone and Data Systems, Inc.           7,447
         251 United States Cellular Corp. (a)           7,703
                                               --------------
                                                       21,323
                                               --------------

             TOTAL COMMON STOCKS -- 100.0%         16,242,580
             (Cost $12,491,800)                --------------

             MONEY MARKET FUNDS -- 0.6%
      72,200 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.03% (d) (e)                          72,200
      27,135 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (d)                      27,135
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 0.6%                                99,335
             (Cost $99,335)                    --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.4%
$     73,583 JPMorgan Chase & Co., 0.01% (d),
                dated 12/31/20, due 01/04/21,
                with a maturity value of
                $73,583. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.625%, due 12/15/22.
                The value of the collateral
                including accrued interest
                is $75,584. (e)                        73,583
             (Cost $73,583)                    --------------

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 101.0%       $   16,415,498
             (Cost $12,664,718) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.0)%                (166,916)
                                               --------------
             NET ASSETS -- 100.0%              $   16,248,582
                                               ==============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $141,703 and the total value of the collateral held by the Fund is $145,783.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(d)   Rate shown reflects yield as of December 31, 2020.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for federal income tax purposes is $12,756,444. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $3,887,369 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $228,315. The net unrealized appreciation was $3,659,054.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2           LEVEL 3
                      LEVEL 1        SIGNIFICANT       SIGNIFICANT
                      QUOTED          OBSERVABLE       UNOBSERVABLE
                      PRICES            INPUTS            INPUTS
                   -------------------------------------------------
Common Stocks*     $  16,242,580    $           --    $           --
Money Market
   Funds                  99,335                --                --
Repurchase
   Agreements                 --            73,583                --
                   -------------------------------------------------
Total Investments  $  16,341,915    $       73,583    $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      141,703
Non-cash Collateral(2)                               (141,703)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At December 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       73,583
Non-cash Collateral(4)                                (73,583)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At December 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 28                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 1.6%
         208 Boeing (The) Co.                  $       44,525
          88 General Dynamics Corp.                    13,096
          17 HEICO Corp.                                2,251
          74 L3Harris Technologies, Inc.               13,988
          97 Lockheed Martin Corp.                     34,433
          56 Northrop Grumman Corp.                    17,064
         559 Raytheon Technologies Corp.               39,974
          11 Teledyne Technologies, Inc. (a)            4,312
          17 TransDigm Group, Inc. (a)                 10,520
                                               --------------
                                                      180,163
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.7%
          46 C.H. Robinson Worldwide, Inc.              4,318
          59 Expeditors International of
                Washington, Inc.                        5,612
          84 FedEx Corp.                               21,808
         263 United Parcel Service, Inc.,
                Class B                                44,289
                                               --------------
                                                       76,027
                                               --------------
             AIRLINES -- 0.2%
         235 Delta Air Lines, Inc.                      9,449
         193 Southwest Airlines Co.                     8,996
                                               --------------
                                                       18,445
                                               --------------
             AUTO COMPONENTS -- 0.1%
          90 Aptiv PLC                                 11,726
                                               --------------
             AUTOMOBILES -- 1.9%
       1,367 Ford Motor Co.                            12,016
         427 General Motors Co.                        17,780
         269 Tesla, Inc. (a)                          189,825
                                               --------------
                                                      219,621
                                               --------------
             BANKS -- 3.8%
       2,804 Bank of America Corp.                     84,989
         767 Citigroup, Inc.                           47,293
         138 Citizens Financial Group, Inc.             4,935
         223 Fifth Third Bancorp                        6,148
          64 First Republic Bank                        9,404
       1,123 JPMorgan Chase & Co.                     142,700
         313 KeyCorp                                    5,136
          47 M&T Bank Corp.                             5,983
         147 PNC Financial Services Group
                (The), Inc.                            21,903
         329 Regions Financial Corp.                    5,304
          18 SVB Financial Group (a)                    6,981
         467 Truist Financial Corp.                    22,383
         505 U.S. Bancorp                              23,528
       1,523 Wells Fargo & Co.                         45,964
                                               --------------
                                                      432,651
                                               --------------
             BEVERAGES -- 1.7%
         114 Brown-Forman Corp., Class B                9,055
       1,440 Coca-Cola (The) Co.                       78,970
          58 Constellation Brands, Inc.,
                Class A                                12,705
         301 Keurig Dr Pepper, Inc.                     9,632
         126 Monster Beverage Corp. (a)                11,652
         509 PepsiCo, Inc.                             75,485
                                               --------------
                                                      197,499
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BIOTECHNOLOGY -- 2.1%
         650 AbbVie, Inc.                      $       69,648
          76 Alexion Pharmaceuticals, Inc. (a)         11,874
          29 Alnylam Pharmaceuticals, Inc. (a)          3,769
         191 Amgen, Inc.                               43,915
          48 Biogen, Inc. (a)                          11,753
          48 BioMarin Pharmaceutical, Inc. (a)          4,209
          51 Exact Sciences Corp. (a)                   6,757
         388 Gilead Sciences, Inc.                     22,605
          65 Incyte Corp. (a)                           5,654
         122 Moderna, Inc. (a)                         12,745
          27 Neurocrine Biosciences, Inc. (a)           2,588
          29 Regeneron Pharmaceuticals,
                Inc. (a)                               14,010
          23 Sarepta Therapeutics, Inc. (a)             3,921
          60 Seagen, Inc. (a)                          10,508
          75 Vertex Pharmaceuticals, Inc. (a)          17,726
                                               --------------
                                                      241,682
                                               --------------
             BUILDING PRODUCTS -- 0.4%
         281 Carrier Global Corp.                      10,599
          45 Fortune Brands Home & Security,
                Inc.                                    3,857
         253 Johnson Controls International
                PLC                                    11,787
          12 Lennox International, Inc.                 3,288
          92 Masco Corp.                                5,054
          88 Trane Technologies PLC                    12,774
                                               --------------
                                                       47,359
                                               --------------
             CAPITAL MARKETS -- 3.0%
          41 Ameriprise Financial, Inc.                 7,968
          84 Apollo Global Management, Inc.             4,114
         300 Bank of New York Mellon (The)
                Corp.                                  12,732
          53 BlackRock, Inc.                           38,242
         248 Blackstone Group (The), Inc.,
                Class A                                16,073
         556 Charles Schwab (The) Corp.                29,490
         119 CME Group, Inc.                           21,664
          13 FactSet Research Systems, Inc.             4,323
         110 Franklin Resources, Inc.                   2,749
         127 Goldman Sachs Group (The), Inc.           33,491
         207 Intercontinental Exchange, Inc.           23,865
         210 KKR & Co., Inc.                            8,503
          13 MarketAxess Holdings, Inc.                 7,417
          60 Moody's Corp.                             17,414
         526 Morgan Stanley                            36,047
          29 MSCI, Inc.                                12,949
          39 Nasdaq, Inc.                               5,177
          77 Northern Trust Corp.                       7,172
          89 S&P Global, Inc.                          29,257
         123 State Street Corp.                         8,952
          78 T. Rowe Price Group, Inc.                 11,808
                                               --------------
                                                      339,407
                                               --------------
             CHEMICALS -- 1.3%
          77 Air Products and Chemicals, Inc.          21,038
          38 Celanese Corp.                             4,938
         274 Corteva, Inc.                             10,609
         240 Dow, Inc.                                 13,320

                        See Notes to Financial Statements                Page 29


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
         270 DuPont de Nemours, Inc.           $       19,200
          44 Eastman Chemical Co.                       4,412
          94 Ecolab, Inc.                              20,338
          48 FMC Corp.                                  5,517
          30 International Flavors &
                Fragrances, Inc.                        3,265
          75 LyondellBasell Industries N.V.,
                Class A                                 6,874
          83 PPG Industries, Inc.                      11,970
          38 RPM International, Inc.                    3,450
          30 Sherwin-Williams (The) Co.                22,047
                                               --------------
                                                      146,978
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
          34 Cintas Corp.                              12,018
          80 Copart, Inc. (a)                          10,180
          72 Republic Services, Inc.                    6,933
         100 Rollins, Inc.                              3,907
         148 Waste Management, Inc.                    17,454
                                               --------------
                                                       50,492
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 0.7%
          22 Arista Networks, Inc. (a)                  6,393
       1,478 Cisco Systems, Inc.                       66,140
          59 Motorola Solutions, Inc.                  10,034
                                               --------------
                                                       82,567
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.0%
          45 Jacobs Engineering Group, Inc.             4,903
                                               --------------
             CONSTRUCTION MATERIALS -- 0.1%
          22 Martin Marietta Materials, Inc.            6,247
          45 Vulcan Materials Co.                       6,674
                                               --------------
                                                       12,921
                                               --------------
             CONSUMER FINANCE -- 0.5%
         240 American Express Co.                      29,018
         168 Capital One Financial Corp.               16,607
         106 Discover Financial Services                9,596
         170 Synchrony Financial                        5,901
                                               --------------
                                                       61,122
                                               --------------
             CONTAINERS & PACKAGING -- 0.1%
         106 Ball Corp.                                 9,877
         122 International Paper Co.                    6,066
                                               --------------
                                                       15,943
                                               --------------
             DISTRIBUTORS -- 0.1%
          49 Genuine Parts Co.                          4,921
          13 Pool Corp.                                 4,843
                                               --------------
                                                        9,764
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.0%
          39 Chegg, Inc. (a)                            3,523
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
         475 Berkshire Hathaway, Inc.,
                Class B (a)                    $      110,138
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.5%
       2,624 AT&T, Inc.                                75,466
         343 Lumen Technologies, Inc.                   3,344
       1,524 Verizon Communications, Inc.              89,535
                                               --------------
                                                      168,345
                                               --------------
             ELECTRIC UTILITIES -- 1.6%
          86 Alliant Energy Corp.                       4,432
         163 American Electric Power Co., Inc.         13,573
         257 Duke Energy Corp.                         23,531
         131 Edison International                       8,229
          69 Entergy Corp.                              6,889
          79 Evergy, Inc.                               4,385
         110 Eversource Energy                          9,516
         341 Exelon Corp.                              14,397
         190 FirstEnergy Corp.                          5,816
         685 NextEra Energy, Inc.                      52,848
         266 PPL Corp.                                  7,501
         370 Southern (The) Co.                        22,729
         159 Xcel Energy, Inc.                         10,601
                                               --------------
                                                      184,447
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.5%
          85 AMETEK, Inc.                              10,280
         147 Eaton Corp. PLC                           17,661
         220 Emerson Electric Co.                      17,681
          43 Rockwell Automation, Inc.                 10,785
                                               --------------
                                                       56,407
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
          96 Amphenol Corp., Class A                   12,554
          50 CDW Corp.                                  6,590
          56 Cognex Corp.                               4,496
         281 Corning, Inc.                             10,116
          60 Keysight Technologies, Inc. (a)            7,925
         116 TE Connectivity Ltd.                      14,044
          76 Trimble, Inc. (a)                          5,075
          19 Zebra Technologies Corp.,
                Class A (a)                             7,302
                                               --------------
                                                       68,102
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.2%
         187 Baker Hughes Co.                           3,899
         303 Halliburton Co.                            5,726
         513 Schlumberger N.V.                         11,199
                                               --------------
                                                       20,824
                                               --------------
             ENTERTAINMENT -- 2.4%
         265 Activision Blizzard, Inc.                 24,605
         107 Electronic Arts, Inc.                     15,365
          57 Liberty Media Corp.-Liberty
                Formula One, Class C (a)                2,428

Page 30                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT (CONTINUED)
          55 Live Nation Entertainment,
                Inc. (a)                       $        4,041
         151 Netflix, Inc. (a)                         81,650
          37 Roku, Inc. (a)                            12,285
          40 Take-Two Interactive Software,
                Inc. (a)                                8,312
         667 Walt Disney (The) Co. (a)                120,847
         326 Zynga, Inc., Class A (a)                   3,218
                                               --------------
                                                      272,751
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.3%
          47 Alexandria Real Estate Equities,
                Inc.                                    8,376
         155 American Tower Corp.                      34,791
          48 AvalonBay Communities, Inc.                7,701
          49 Boston Properties, Inc.                    4,632
         143 Crown Castle International Corp.          22,764
          88 Digital Realty Trust, Inc.                12,277
         121 Duke Realty Corp.                          4,837
          31 Equinix, Inc.                             22,140
          59 Equity LifeStyle Properties, Inc.          3,738
         118 Equity Residential                         6,995
          22 Essex Property Trust, Inc.                 5,223
          44 Extra Space Storage, Inc.                  5,098
         184 Healthpeak Properties, Inc.                5,562
         194 Invitation Homes, Inc.                     5,762
         180 Medical Properties Trust, Inc.             3,922
          39 Mid-America Apartment
                Communities, Inc.                       4,941
         256 Prologis, Inc.                            25,513
          53 Public Storage                            12,239
         122 Realty Income Corp.                        7,585
          39 SBA Communications Corp.                  11,003
         112 Simon Property Group, Inc.                 9,551
          34 Sun Communities, Inc.                      5,166
         100 UDR, Inc.                                  3,843
         128 Ventas, Inc.                               6,277
         188 VICI Properties, Inc.                      4,794
         143 Welltower, Inc.                            9,241
         236 Weyerhaeuser Co.                           7,913
          61 WP Carey, Inc.                             4,306
                                               --------------
                                                      266,190
                                               --------------
             FOOD & STAPLES RETAILING -- 1.5%
         163 Costco Wholesale Corp.                    61,415
         268 Kroger (The) Co.                           8,512
         188 Sysco Corp.                               13,961
         265 Walgreens Boots Alliance, Inc.            10,568
         522 Walmart, Inc.                             75,246
                                               --------------
                                                      169,702
                                               --------------
             FOOD PRODUCTS -- 0.9%
         186 Archer-Daniels-Midland Co.                 9,376
          76 Campbell Soup Co.                          3,675
         158 Conagra Brands, Inc.                       5,729
         214 General Mills, Inc.                       12,583
          50 Hershey (The) Co.                          7,617

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             FOOD PRODUCTS (CONTINUED)
         103 Hormel Foods Corp.                $        4,801
          39 J.M. Smucker (The) Co.                     4,508
          95 Kellogg Co.                                5,912
         252 Kraft Heinz (The) Co.                      8,734
          74 McCormick & Co., Inc.                      7,074
         527 Mondelez International, Inc.,
                Class A                                30,814
          94 Tyson Foods, Inc., Class A                 6,057
                                               --------------
                                                      106,880
                                               --------------
             GAS UTILITIES -- 0.0%
          40 Atmos Energy Corp.                         3,817
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.8%
         653 Abbott Laboratories                       71,497
          15 ABIOMED, Inc. (a)                          4,863
          26 Align Technology, Inc. (a)                13,894
         177 Baxter International, Inc.                14,202
         100 Becton, Dickinson and Co.                 25,022
         527 Boston Scientific Corp. (a)               18,946
          18 Cooper (The) Cos., Inc.                    6,540
         246 Danaher Corp.                             54,646
          30 DexCom, Inc. (a)                          11,092
         218 Edwards Lifesciences Corp. (a)            19,888
          67 Hologic, Inc. (a)                          4,880
          30 IDEXX Laboratories, Inc. (a)              14,996
          16 Insulet Corp. (a)                          4,090
          39 Intuitive Surgical, Inc. (a)              31,906
          16 Masimo Corp. (a)                           4,294
         470 Medtronic PLC                             55,056
          10 Quidel Corp. (a)                           1,796
          47 ResMed, Inc.                               9,990
          27 STERIS PLC                                 5,118
         120 Stryker Corp.                             29,405
          14 Teleflex, Inc.                             5,762
          24 West Pharmaceutical Services,
                Inc.                                    6,799
          73 Zimmer Biomet Holdings, Inc.              11,249
                                               --------------
                                                      425,931
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.5%
          54 AmerisourceBergen Corp.                    5,279
          86 Anthem, Inc.                              27,614
         102 Cardinal Health, Inc.                      5,463
         173 Centene Corp. (a)                         10,385
         122 Cigna Corp.                               25,398
         482 CVS Health Corp.                          32,921
          28 DaVita, Inc. (a)                           3,287
          91 HCA Healthcare, Inc.                      14,966
          42 Humana, Inc.                              17,231
          36 Laboratory Corp. of America
                Holdings (a)                            7,328
          56 McKesson Corp.                             9,739
          17 Molina Healthcare, Inc. (a)                3,616
          47 Quest Diagnostics, Inc.                    5,601
         332 UnitedHealth Group, Inc.                 116,426
                                               --------------
                                                      285,254
                                               --------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE TECHNOLOGY -- 0.3%
         107 Cerner Corp.                      $        8,397
          48 Teladoc Health, Inc. (a)                   9,598
          46 Veeva Systems, Inc., Class A (a)          12,524
                                               --------------
                                                       30,519
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.5%
           9 Chipotle Mexican Grill, Inc. (a)          12,480
          12 Domino's Pizza, Inc.                       4,602
         136 DraftKings, Inc., Class A (a)              6,332
          92 Hilton Worldwide Holdings, Inc.           10,236
         121 Las Vegas Sands Corp.                      7,212
          99 Marriott International, Inc.,
                Class A                                13,060
         274 McDonald's Corp.                          58,795
          63 Royal Caribbean Cruises Ltd.               4,705
         432 Starbucks Corp.                           46,215
          96 Yum! Brands, Inc.                         10,422
                                               --------------
                                                      174,059
                                               --------------
             HOUSEHOLD DURABLES -- 0.3%
         118 D.R. Horton, Inc.                          8,133
          55 Garmin Ltd.                                6,581
          86 Lennar Corp., Class A                      6,556
           1 NVR, Inc. (a)                              4,080
          92 PulteGroup, Inc.                           3,967
          19 Whirlpool Corp.                            3,429
                                               --------------
             HOUSEHOLD PRODUCTS -- 1.6%
          81 Church & Dwight Co., Inc.                  7,066
          43 Clorox (The) Co.                           8,682
         316 Colgate-Palmolive Co.                     27,021
         125 Kimberly-Clark Corp.                      16,854
         913 Procter & Gamble (The) Co.               127,035
                                               --------------
                                                      186,658
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.1%
         216 AES (The) Corp.                            5,076
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 1.2%
         212 3M Co.                                    37,056
       2,968 General Electric Co.                      32,054
         258 Honeywell International, Inc.             54,877
          34 Roper Technologies, Inc.                  14,657
                                               --------------
                                                      138,644
                                               --------------
             INSURANCE -- 1.7%
         241 Aflac, Inc.                               10,717
         106 Allstate (The) Corp.                      11,653
         292 American International Group,
                Inc.                                   11,055
          79 Aon PLC, Class A                          16,690
         126 Arch Capital Group Ltd. (a)                4,545
          67 Arthur J. Gallagher & Co.                  8,289
          81 Brown & Brown, Inc.                        3,840
         166 Chubb Ltd.                                25,551
          52 Cincinnati Financial Corp.                 4,543
         124 Hartford Financial Services Group
                (The), Inc.                             6,073
          76 Loews Corp.                                3,422
           5 Markel Corp. (a)                           5,166

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INSURANCE (CONTINUED)
         166 Marsh & McLennan Cos., Inc.       $       19,422
         282 MetLife, Inc.                             13,240
          88 Principal Financial Group, Inc.            4,366
         205 Progressive (The) Corp.                   20,270
         137 Prudential Financial, Inc.                10,696
          83 Travelers (The) Cos., Inc.                11,651
          44 W.R. Berkley Corp.                         2,922
                                               --------------
                                                      194,111
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 4.2%
         111 Alphabet, Inc., Class A (a)              194,543
         841 Facebook, Inc., Class A (a)              229,727
         188 Pinterest, Inc., Class A (a)              12,389
         323 Snap, Inc., Class A (a)                   16,173
         293 Twitter, Inc. (a)                         15,866
          40 Zillow Group, Inc., Class C (a)            5,192
                                               --------------
                                                      473,890
                                               --------------
             INTERNET & DIRECT
                MARKETING RETAIL
                -- 5.1%
         159 Amazon.com, Inc. (a)                     517,852
          14 Booking Holdings, Inc. (a)                31,182
         254 eBay, Inc.                                12,764
          44 Etsy, Inc. (a)                             7,828
          38 Expedia Group, Inc.                        5,031
          20 Wayfair, Inc., Class A (a)                 4,516
                                               --------------
                                                      579,173
                                               --------------
             IT SERVICES -- 6.2%
         233 Accenture PLC, Class A                    60,862
          56 Akamai Technologies, Inc. (a)              5,879
         150 Automatic Data Processing, Inc.           26,430
          39 Black Knight, Inc. (a)                     3,446
          40 Booz Allen Hamilton Holding Corp.          3,487
          40 Broadridge Financial Solutions,
                Inc.                                    6,128
         197 Cognizant Technology Solutions
                Corp., Class A                         16,144
          21 EPAM Systems, Inc. (a)                     7,525
         215 Fidelity National Information
                Services, Inc.                         30,414
         188 Fiserv, Inc. (a)                          21,406
          25 FleetCor Technologies, Inc. (a)            6,821
          31 Gartner, Inc. (a)                          4,966
          93 Global Payments, Inc.                     20,034
          55 GoDaddy, Inc., Class A (a)                 4,562
         328 International Business Machines
                Corp.                                  41,289
          26 Jack Henry & Associates, Inc.              4,212
          49 Leidos Holdings, Inc.                      5,151
         324 Mastercard, Inc., Class A                115,648
          17 MongoDB, Inc. (a)                          6,104
          41 Okta, Inc. (a)                            10,425
         110 Paychex, Inc.                             10,250
         432 PayPal Holdings, Inc. (a)                101,174
         141 Square, Inc., Class A (a)                 30,687
          52 Twilio, Inc., Class A (a)                 17,602
          35 VeriSign, Inc. (a)                         7,574

Page 32                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
         623 Visa, Inc., Class A               $      136,269
         124 Western Union (The) Co.                    2,720
                                               --------------
                                                      707,209
                                               --------------
             LEISURE PRODUCTS -- 0.2%
          43 Hasbro, Inc.                               4,022
          88 Peloton Interactive, Inc.,
                Class A (a)                            13,352
                                               --------------
                                                       17,374
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.3%
         104 Agilent Technologies, Inc.                12,323
         170 Avantor, Inc. (a)                          4,785
           8 Bio-Rad Laboratories, Inc.,
                Class A (a)                             4,664
          13 Bio-Techne Corp.                           4,128
          44 Illumina, Inc. (a)                        16,280
          71 IQVIA Holdings, Inc. (a)                  12,721
           7 Mettler-Toledo International,
                Inc. (a)                                7,978
          37 PerkinElmer, Inc.                          5,310
          61 PPD, Inc. (a)                              2,087
         146 Thermo Fisher Scientific, Inc.            68,004
          20 Waters Corp. (a)                           4,948
                                               --------------
                                                      143,228
                                               --------------
             MACHINERY -- 1.6%
         200 Caterpillar, Inc.                         36,404
          51 Cummins, Inc.                             11,582
         104 Deere & Co.                               27,981
          50 Dover Corp.                                6,313
         124 Fortive Corp.                              8,782
          26 IDEX Corp.                                 5,179
          99 Illinois Tool Works, Inc.                 20,184
         111 Ingersoll Rand, Inc. (a)                   5,057
          66 Nikola Corp. (a)                           1,007
          18 Nordson Corp.                              3,617
         160 Otis Worldwide Corp.                      10,808
         120 PACCAR, Inc.                              10,354
          47 Parker-Hannifin Corp.                     12,803
          52 Stanley Black & Decker, Inc.               9,285
          67 Westinghouse Air Brake
                Technologies Corp.                      4,904
          63 Xylem, Inc.                                6,413
                                               --------------
                                                      180,673
                                               --------------
             MEDIA -- 1.4%
         121 Altice USA, Inc., Class A (a)              4,582
           2 Cable One, Inc.                            4,455
          49 Charter Communications, Inc.,
                Class A (a)                            32,416
       1,682 Comcast Corp., Class A                    88,137
         116 Fox Corp., Class A                         3,378
          55 Liberty Broadband Corp.,
                Class C (a)                             8,710
          74 Omnicom Group, Inc.                        4,615
         407 Sirius XM Holdings, Inc.                   2,593

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MEDIA (CONTINUED)
         171 ViacomCBS, Inc., Class B          $        6,372
                                               --------------
                                                      155,258
                                               --------------
             METALS & MINING -- 0.3%
         535 Freeport-McMoRan, Inc.                    13,921
         278 Newmont Corp.                             16,649
          95 Nucor Corp.                                5,053
                                               --------------
                                                       35,623
                                               --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.0%
         484 Annaly Capital Management, Inc.            4,090
                                               --------------
             MULTILINE RETAIL -- 0.5%
          79 Dollar General Corp.                      16,614
          82 Dollar Tree, Inc. (a)                      8,859
         184 Target Corp.                              32,481
                                               --------------
                                                       57,954
                                               --------------
             MULTI-UTILITIES -- 0.7%
          81 Ameren Corp.                               6,323
         169 CenterPoint Energy, Inc.                   3,657
          93 CMS Energy Corp.                           5,674
         115 Consolidated Edison, Inc.                  8,311
         285 Dominion Energy, Inc.                     21,432
          56 DTE Energy Co.                             6,799
         175 Public Service Enterprise Group,
                Inc.                                   10,202
          90 Sempra Energy                             11,467
         101 WEC Energy Group, Inc.                     9,295
                                               --------------
                                                       83,160
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.0%
          88 Cheniere Energy, Inc. (a)                  5,283
         688 Chevron Corp.                             58,102
          60 Concho Resources, Inc.                     3,501
         393 ConocoPhillips                            15,716
         172 EOG Resources, Inc.                        8,578
       1,557 Exxon Mobil Corp.                         64,180
          92 Hess Corp.                                 4,857
         742 Kinder Morgan, Inc.                       10,143
         225 Marathon Petroleum Corp.                   9,306
         343 Occidental Petroleum Corp.                 5,937
         152 ONEOK, Inc.                                5,834
         161 Phillips 66                               11,260
          61 Pioneer Natural Resources Co.              6,947
         141 Valero Energy Corp.                        7,976
         425 Williams (The) Cos., Inc.                  8,521
                                               --------------
                                                      226,141
                                               --------------
             PERSONAL PRODUCTS -- 0.2%
          78 Estee Lauder (The) Cos., Inc.,
                Class A                                20,763
                                               --------------
             PHARMACEUTICALS -- 3.9%
         832 Bristol-Myers Squibb Co.                  51,609
          50 Catalent, Inc. (a)                         5,204
         310 Eli Lilly and Co.                         52,340
          76 Horizon Therapeutics PLC (a)               5,559
         970 Johnson & Johnson                        152,659

                        See Notes to Financial Statements                Page 33


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
         885 Merck & Co., Inc.                 $       72,393
       1,945 Pfizer, Inc.                              71,595
         175 Zoetis, Inc.                              28,963
                                               --------------
                                                      440,322
                                               --------------
             PROFESSIONAL SERVICES -- 0.3%
          13 CoStar Group, Inc. (a)                    12,016
          38 Equifax, Inc.                              7,328
          60 TransUnion                                 5,953
          57 Verisk Analytics, Inc.                    11,832
                                               --------------
                                                       37,129
                                               --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
         116 CBRE Group, Inc., Class A (a)              7,275
                                               --------------
             ROAD & RAIL -- 1.3%
         237 CSX Corp.                                 21,508
          28 J.B. Hunt Transport Services,
                Inc.                                    3,826
          33 Kansas City Southern                       6,736
          94 Norfolk Southern Corp.                    22,335
          37 Old Dominion Freight Line, Inc.            7,222
         565 Uber Technologies, Inc. (a)               28,815
         248 Union Pacific Corp.                       51,639
                                               --------------
                                                      142,081
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.0%
         443 Advanced Micro Devices, Inc. (a)          40,628
         129 Analog Devices, Inc.                      19,057
         303 Applied Materials, Inc.                   26,149
         110 Broadcom, Inc.                            48,164
       1,434 Intel Corp.                               71,442
          47 KLA Corp.                                 12,169
          47 Lam Research Corp.                        22,197
         180 Marvell Technology Group Ltd.              8,557
          86 Microchip Technology, Inc.                11,877
         389 Micron Technology, Inc. (a)               29,245
          15 Monolithic Power Systems, Inc.             5,493
         212 NVIDIA Corp.                             110,706
          82 NXP Semiconductors N.V.                   13,039
          37 Qorvo, Inc. (a)                            6,152
         417 QUALCOMM, Inc.                            63,526
          57 Skyworks Solutions, Inc.                   8,714
          57 Teradyne, Inc.                             6,834
         321 Texas Instruments, Inc.                   52,686
          85 Xilinx, Inc.                              12,050
                                               --------------
                                                      568,685
                                               --------------
             SOFTWARE -- 10.1%
         157 Adobe, Inc. (a)                           78,519
          30 ANSYS, Inc. (a)                           10,914
          81 Autodesk, Inc. (a)                        24,733
          28 Avalara, Inc. (a)                          4,617
          97 Cadence Design Systems, Inc. (a)          13,234
          28 Ceridian HCM Holding, Inc. (a)             2,984
          41 Citrix Systems, Inc.                       5,334
          23 Coupa Software, Inc. (a)                   7,795

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
          68 Crowdstrike Holdings, Inc.,
                Class A (a)                    $       14,404
          69 Datadog, Inc., Class A (a)                 6,792
          63 DocuSign, Inc. (a)                        14,005
          69 Dynatrace, Inc. (a)                        2,986
          10 Fair Isaac Corp. (a)                       5,110
          50 Fortinet, Inc. (a)                         7,426
          14 HubSpot, Inc. (a)                          5,550
          84 Intuit, Inc.                              31,907
       2,785 Microsoft Corp.                          619,440
         179 NortonLifeLock, Inc.                       3,720
         688 Oracle Corp.                              44,507
          35 Palo Alto Networks, Inc. (a)              12,439
          17 Paycom Software, Inc. (a)                  7,688
          25 RingCentral, Inc., Class A (a)             9,474
         305 salesforce.com, Inc. (a)                  67,872
          66 ServiceNow, Inc. (a)                      36,328
         155 Slack Technologies, Inc.,
                Class A (a)                             6,547
          50 Splunk, Inc. (a)                           8,494
          83 SS&C Technologies Holdings, Inc.           6,038
          48 Synopsys, Inc. (a)                        12,443
          14 Trade Desk (The), Inc.,
                Class A (a)                            11,214
          14 Tyler Technologies, Inc. (a)               6,111
          30 VMware, Inc., Class A (a)                  4,208
          62 Workday, Inc., Class A (a)                14,856
          37 Zendesk, Inc. (a)                          5,295
          72 Zoom Video Communications, Inc.,
                Class A (a)                            24,287
          29 Zscaler, Inc. (a)                          5,792
                                               --------------
                                                    1,143,063
                                               --------------
             SPECIALTY RETAIL -- 2.2%
          23 Advance Auto Parts, Inc.                   3,623
           8 AutoZone, Inc. (a)                         9,484
          85 Best Buy Co., Inc.                         8,482
          19 Burlington Stores, Inc. (a)                4,969
          54 CarMax, Inc. (a)                           5,101
          16 Carvana Co. (a)                            3,833
         397 Home Depot (The), Inc.                   105,451
         270 Lowe's Cos., Inc.                         43,338
          25 O'Reilly Automotive, Inc. (a)             11,314
         108 Ross Stores, Inc.                         13,263
         420 TJX (The) Cos., Inc.                      28,682
          41 Tractor Supply Co.                         5,764
          20 Ulta Beauty, Inc. (a)                      5,743
                                               --------------
                                                      249,047
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 7.2%
       5,886 Apple, Inc.                              781,013
          89 Dell Technologies, Inc.,
                Class C (a)                             6,523
         422 Hewlett Packard Enterprise Co.             5,001
         476 HP, Inc.                                  11,705
          89 Seagate Technology PLC                     5,532
         112 Western Digital Corp.                      6,204
                                               --------------
                                                      815,978
                                               --------------

Page 34                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.6%
         439 NIKE, Inc., Class B               $       62,105
         119 VF Corp.                                  10,164
                                               --------------
                                                       72,269
                                               --------------
             TOBACCO -- 0.6%
         609 Altria Group, Inc.                        24,969
         545 Philip Morris International, Inc.         45,121
                                               --------------
                                                       70,090
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.2%
         199 Fastenal Co.                               9,717
          25 United Rentals, Inc. (a)                   5,798
          18 W.W. Grainger, Inc.                        7,350
                                               --------------
                                                       22,865
                                               --------------
             WATER UTILITIES -- 0.1%
          63 American Water Works Co., Inc.             9,669
          76 Essential Utilities, Inc.                  3,594
                                               --------------
                                                       13,263
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
         219 T-Mobile US, Inc. (a)                     29,532
                                               --------------

             TOTAL INVESTMENTS -- 99.8%            11,349,529
             (Cost $10,182,715) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                    25,105
                                               --------------
             NET ASSETS -- 100.0%              $   11,374,634
                                               ==============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $10,182,956. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,259,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $92,584. The net unrealized appreciation was $1,166,573.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2           LEVEL 3
                      LEVEL 1        SIGNIFICANT       SIGNIFICANT
                      QUOTED          OBSERVABLE       UNOBSERVABLE
                      PRICES            INPUTS            INPUTS
                   -------------------------------------------------
Common Stocks*     $  11,349,529    $           --    $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 3.1%
      10,258 Boeing (The) Co.                  $    2,195,827
                                               --------------
             BANKS -- 3.5%
      19,762 JPMorgan Chase & Co.                   2,511,157
                                               --------------
             BEVERAGES -- 3.4%
      44,287 Coca-Cola (The) Co.                    2,428,699
                                               --------------
             BIOTECHNOLOGY -- 3.3%
      10,390 Amgen, Inc.                            2,388,869
                                               --------------
             CAPITAL MARKETS -- 3.6%
       9,845 Goldman Sachs Group (The), Inc.        2,596,225
                                               --------------
             CHEMICALS -- 3.4%
      43,754 Dow, Inc.                              2,428,347
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 3.3%
      53,310 Cisco Systems, Inc.                    2,385,623
                                               --------------
             CONSUMER FINANCE -- 3.3%
      19,652 American Express Co.                   2,376,123
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 3.2%
      39,150 Verizon Communications, Inc.           2,300,063
                                               --------------
             ENTERTAINMENT -- 3.4%
      13,446 Walt Disney (The) Co. (a)              2,436,146
                                               --------------
             FOOD & STAPLES RETAILING -- 6.4%
      56,892 Walgreens Boots Alliance, Inc.         2,268,853
      16,072 Walmart, Inc.                          2,316,779
                                               --------------
                                                    4,585,632
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
       7,010 UnitedHealth Group, Inc.               2,458,267
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.4%
      11,372 McDonald's Corp.                       2,440,204
                                               --------------
             HOUSEHOLD PRODUCTS -- 3.3%
      17,308 Procter & Gamble (The) Co.             2,408,235
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 6.5%
      13,578 3M Co.                                 2,373,299
      11,008 Honeywell International, Inc.          2,341,401
                                               --------------
                                                    4,714,700
                                               --------------
             INSURANCE -- 3.4%
      17,508 Travelers (The) Cos., Inc.             2,457,598
                                               --------------
             IT SERVICES -- 6.8%
      19,013 International Business Machines
                Corp.                               2,393,356
      11,456 Visa, Inc., Class A                    2,505,771
                                               --------------
                                                    4,899,127
                                               --------------
             MACHINERY -- 3.3%
      13,178 Caterpillar, Inc.                      2,398,660
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.0%
      25,556 Chevron Corp.                     $    2,158,204
                                               --------------
             PHARMACEUTICALS -- 6.6%
      15,447 Johnson & Johnson                      2,431,049
      28,480 Merck & Co., Inc.                      2,329,664
                                               --------------
                                                    4,760,713
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.3%
      47,511 Intel Corp.                            2,366,998
                                               --------------
             SOFTWARE -- 6.7%
      11,079 Microsoft Corp.                        2,464,191
      10,622 salesforce.com, Inc. (a)               2,363,714
                                               --------------
                                                    4,827,905
                                               --------------
             SPECIALTY RETAIL -- 3.3%
       8,931 Home Depot (The), Inc.                 2,372,252
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 3.6%
      19,302 Apple, Inc.                            2,561,182
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 3.4%
      17,194 NIKE, Inc., Class B                    2,432,435
                                               --------------
             TOTAL INVESTMENTS -- 99.9%            71,889,191
             (Cost $67,968,617) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   105,122
                                               --------------
             NET ASSETS -- 100.0%              $   71,994,313
                                               ==============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $69,114,783. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $4,806,427 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $2,032,019 The net unrealized appreciation was $2,774,408.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2           LEVEL 3
                      LEVEL 1        SIGNIFICANT       SIGNIFICANT
                      QUOTED          OBSERVABLE       UNOBSERVABLE
                      PRICES            INPUTS            INPUTS
                   -------------------------------------------------
Common Stocks*     $  71,889,191    $           --    $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

Page 36                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.6%
       5,244 Boeing (The) Co.                  $    1,122,530
       7,284 Textron, Inc.                            352,036
       1,032 TransDigm Group, Inc. (a)                638,653
                                               --------------
                                                    2,113,219
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.6%
       3,254 FedEx Corp.                              844,803
                                               --------------
             AIRLINES -- 1.1%
      12,025 American Airlines Group, Inc.            189,634
      17,487 Delta Air Lines, Inc.                    703,153
      11,184 Southwest Airlines Co.                   521,286
                                               --------------
                                                    1,414,073
                                               --------------
             AUTOMOBILES -- 7.6%
      78,905 Ford Motor Co.                           693,575
      32,469 General Motors Co.                     1,352,009
      11,198 Tesla, Inc. (a)                        7,902,093
                                               --------------
                                                    9,947,677
                                               --------------
             BEVERAGES -- 0.1%
       2,504 Brown-Forman Corp., Class B              198,893
                                               --------------
             BIOTECHNOLOGY -- 4.0%
       5,821 Alnylam Pharmaceuticals, Inc. (a)        756,555
       5,338 BioMarin Pharmaceutical, Inc. (a)        468,089
      20,487 Moderna, Inc. (a)                      2,140,277
       4,461 Sarepta Therapeutics, Inc. (a)           760,556
       6,518 Seagen, Inc. (a)                       1,141,563
                                               --------------
                                                    5,267,040
                                               --------------
             BUILDING PRODUCTS -- 0.4%
       6,600 Johnson Controls International
                PLC                                   307,494
       3,989 Masco Corp.                              219,116
                                               --------------
                                                      526,610
                                               --------------
             CAPITAL MARKETS -- 1.6%
       1,386 MarketAxess Holdings, Inc.               790,796
       2,312 MSCI, Inc.                             1,032,378
         662 S&P Global, Inc.                         217,619
                                               --------------
                                                    2,040,793
                                               --------------
             CHEMICALS -- 3.6%
         795 Air Products and Chemicals, Inc.         217,210
      29,985 Corteva, Inc.                          1,161,019
      23,518 Dow, Inc.                              1,305,249
      12,033 DuPont de Nemours, Inc.                  855,667
      10,067 LyondellBasell Industries N.V.,
                Class A                               922,741
         322 Sherwin-Williams (The) Co.               236,641
                                               --------------
                                                    4,698,527
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.8%
         877 Cintas Corp.                             309,984
       2,240 Copart, Inc. (a)                         285,040
      11,254 Rollins, Inc.                            439,694
                                               --------------
                                                    1,034,718
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.2%
       2,409 Jacobs Engineering Group, Inc.           262,485
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CONSUMER FINANCE -- 0.5%
       6,842 Capital One Financial Corp.       $      676,332
                                               --------------
             CONTAINERS & PACKAGING -- 0.4%
       5,997 International Paper Co.                  298,171
       6,380 WestRock Co.                             277,721
                                               --------------
                                                      575,892
                                               --------------
             DISTRIBUTORS -- 0.3%
       1,125 Pool Corp.                               419,062
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.0%
      13,921 Chegg, Inc. (a)                        1,257,484
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 2.0%
      14,879 Baker Hughes Co.                         310,227
      58,911 Halliburton Co.                        1,113,418
      55,079 Schlumberger N.V.                      1,202,375
                                               --------------
                                                    2,626,020
                                               --------------
             ENTERTAINMENT -- 2.2%
      28,038 Liberty Media Corp.-Liberty
                Formula One, Class C (a)            1,194,419
       9,028 Live Nation Entertainment,
                Inc. (a)                              663,377
       2,940 Roku, Inc. (a)                           976,139
                                               --------------
                                                    2,833,935
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.5%
       2,252 American Tower Corp.                     505,484
      18,458 Healthpeak Properties, Inc.              557,985
      11,763 Medical Properties Trust, Inc.           256,316
       2,354 SBA Communications Corp.                 664,134
      39,666 Weyerhaeuser Co.                       1,330,001
                                               --------------
                                                    3,313,920
                                               --------------
             FOOD & STAPLES RETAILING -- 0.5%
       5,552 Kroger (The) Co.                         176,331
       6,919 Sysco Corp.                              513,805
                                               --------------
                                                      690,136
                                               --------------
             FOOD PRODUCTS -- 0.8%
       5,179 Archer-Daniels-Midland Co.               261,074
       6,309 Conagra Brands, Inc.                     228,764
       2,975 Kellogg Co.                              185,134
       7,281 Kraft Heinz (The) Co.                    252,360
       2,789 Tyson Foods, Inc., Class A               179,723
                                               --------------
                                                    1,107,055
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 3.1%
       1,488 Danaher Corp.                            330,544
       1,516 DexCom, Inc. (a)                         560,496
       2,061 IDEXX Laboratories, Inc. (a)           1,030,232
       2,251 Insulet Corp. (a)                        575,423
       5,697 Quidel Corp. (a)                       1,023,466
       2,150 West Pharmaceutical Services,
                Inc.                                  609,117
                                               --------------
                                                    4,129,278
                                               --------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE TECHNOLOGY -- 1.7%
       4,981 Teladoc Health, Inc. (a)          $      996,001
       4,413 Veeva Systems, Inc., Class A (a)       1,201,439
                                               --------------
                                                    2,197,440
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.7%
       8,971 Aramark                                  345,204
      12,236 Carnival Corp.                           265,032
         368 Chipotle Mexican Grill, Inc. (a)         510,309
      67,501 DraftKings, Inc., Class A (a)          3,142,847
       4,667 Marriott International, Inc.,
                Class A                               615,671
       5,868 Wynn Resorts Ltd.                        662,086
       6,354 Yum! Brands, Inc.                        689,790
                                               --------------
                                                    6,230,939
                                               --------------
             HOUSEHOLD DURABLES -- 0.3%
       5,581 Lennar Corp., Class A                    425,440
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.2%
       2,618 Church & Dwight Co., Inc.                228,368
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 1.1%
     128,357 General Electric Co.                   1,386,256
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 2.9%
      14,509 Pinterest, Inc., Class A (a)             956,143
      22,316 Snap, Inc., Class A (a)                1,117,362
      12,909 Zillow Group, Inc., Class C (a)        1,675,588
                                               --------------
                                                    3,749,093
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.9%
         137 Amazon.com, Inc. (a)                     446,200
       4,007 Etsy, Inc. (a)                           712,885
                                               --------------
                                                    1,159,085
                                               --------------
             IT SERVICES -- 6.1%
       1,482 EPAM Systems, Inc. (a)                   531,075
       1,405 Fidelity National Information
                Services, Inc.                        198,751
       1,643 Mastercard, Inc., Class A                586,452
       5,006 MongoDB, Inc. (a)                      1,797,354
       3,471 Okta, Inc. (a)                           882,537
       2,727 PayPal Holdings, Inc. (a)                638,663
       3,204 Square, Inc., Class A (a)                697,319
       4,298 Twilio, Inc., Class A (a)              1,454,873
       2,937 VeriSign, Inc. (a)                       635,567
       2,555 Visa, Inc., Class A                      558,855
                                               --------------
                                                    7,981,446
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
       1,706 Illumina, Inc. (a)                       631,220
         264 Mettler-Toledo International,
                Inc. (a)                              300,875
         719 Thermo Fisher Scientific, Inc.           334,896
                                               --------------
                                                    1,266,991
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MACHINERY -- 1.4%
       4,010 Fortive Corp.                     $      283,988
      99,061 Nikola Corp. (a)                       1,511,671
                                               --------------
                                                    1,795,659
                                               --------------
             MEDIA -- 0.2%
         483 Charter Communications, Inc.,
                Class A (a)                           319,529
                                               --------------
             METALS & MINING -- 3.0%
     127,414 Freeport-McMoRan, Inc.                 3,315,312
      12,213 Nucor Corp.                              649,610
                                               --------------
                                                    3,964,922
                                               --------------
             MULTILINE RETAIL -- 0.2%
       2,102 Dollar Tree, Inc. (a)                    227,100
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.1%
     119,993 Apache Corp.                           1,702,701
       5,869 Chevron Corp.                            495,637
      30,049 Concho Resources, Inc.                 1,753,359
       6,940 Diamondback Energy, Inc.                 335,896
      12,523 EOG Resources, Inc.                      624,522
       4,723 Exxon Mobil Corp.                        194,682
      11,315 Hess Corp.                               597,319
       9,565 Marathon Petroleum Corp.                 395,608
      62,460 Occidental Petroleum Corp.             1,081,183
       8,021 Phillips 66                              560,989
       4,830 Valero Energy Corp.                      273,233
                                               --------------
                                                    8,015,129
                                               --------------
             PHARMACEUTICALS -- 1.2%
      17,854 Horizon Therapeutics PLC (a)           1,306,020
       1,401 Zoetis, Inc.                             231,866
                                               --------------
                                                    1,537,886
                                               --------------
             PROFESSIONAL SERVICES -- 0.7%
         337 CoStar Group, Inc. (a)                   311,482
       3,437 Equifax, Inc.                            662,791
                                               --------------
                                                      974,273
                                               --------------
             ROAD & RAIL -- 2.3%
      24,743 Lyft, Inc., Class A (a)                1,215,623
       1,694 Old Dominion Freight Line, Inc.          330,635
      25,371 Uber Technologies, Inc. (a)            1,293,921
         921 Union Pacific Corp.                      191,771
                                               --------------
                                                    3,031,950
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.8%
      15,071 Advanced Micro Devices, Inc. (a)       1,382,162
       2,196 KLA Corp.                                568,566
       1,330 Lam Research Corp.                       628,119
       3,261 Monolithic Power Systems, Inc.         1,194,276
       3,731 NVIDIA Corp.                           1,948,328
       3,174 Qorvo, Inc. (a)                          527,741
                                               --------------
                                                    6,249,192
                                               --------------
             SOFTWARE -- 21.8%
       1,843 Adobe, Inc. (a)                          921,721
       3,390 Autodesk, Inc. (a)                     1,035,102

Page 38                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
       7,898 Avalara, Inc. (a)                 $    1,302,301
       3,025 Cadence Design Systems, Inc. (a)         412,701
       5,571 Ceridian HCM Holding, Inc. (a)           593,646
       4,413 Coupa Software, Inc. (a)               1,495,610
       8,355 Crowdstrike Holdings, Inc.,
                Class A (a)                         1,769,756
       8,406 Datadog, Inc., Class A (a)               827,487
       5,508 DocuSign, Inc. (a)                     1,224,428
      25,432 Dynatrace, Inc. (a)                    1,100,443
       1,656 HubSpot, Inc. (a)                        656,505
         915 Microsoft Corp.                          203,514
       2,064 Paycom Software, Inc. (a)                933,444
       4,229 RingCentral, Inc., Class A (a)         1,602,664
       3,619 salesforce.com, Inc. (a)                 805,336
       2,249 ServiceNow, Inc. (a)                   1,237,917
      43,184 Slack Technologies, Inc.,
                Class A (a)                         1,824,092
       3,780 Splunk, Inc. (a)                         642,184
       1,466 Synopsys, Inc. (a)                       380,046
       2,399 Trade Desk (The), Inc.,
                Class A (a)                         1,921,599
       4,061 Workday, Inc., Class A (a)               973,056
       7,793 Zendesk, Inc. (a)                      1,115,334
       7,206 Zoom Video Communications, Inc.,
                Class A (a)                         2,430,728
      16,122 Zscaler, Inc. (a)                      3,219,725
                                               --------------
                                                   28,629,339
                                               --------------
             SPECIALTY RETAIL -- 2.4%
       3,573 Best Buy Co., Inc.                       356,549
      11,494 Carvana Co. (a)                        2,753,273
                                               --------------
                                                    3,109,822
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.9%
       4,334 Apple, Inc.                              575,078
      11,669 Western Digital Corp.                    646,346
                                               --------------
                                                    1,221,424
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.7%
       2,667 NIKE, Inc., Class B                      377,300
       5,609 VF Corp.                                 479,065
                                               --------------
                                                      856,365
                                               --------------
             TOBACCO -- 0.2%
       5,169 Altria Group, Inc.                       211,929
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.2%
       2,184 T-Mobile US, Inc. (a)                    294,512
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%         131,042,041
             (Cost $115,020,376)               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
     156,216 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)              $      156,216
             (Cost $156,216)                   --------------

             TOTAL INVESTMENTS -- 100.0%          131,198,257
             (Cost $115,176,592) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (41,753)
                                               --------------
             NET ASSETS -- 100.0%              $  131,156,504
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of December 31, 2020.

(c)   Aggregate cost for federal income tax purposes is $116,711,712. As of
      December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $18,256,696 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $3,770,151. The net unrealized appreciation was $14,486,545.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2           LEVEL 3
                      LEVEL 1        SIGNIFICANT       SIGNIFICANT
                      QUOTED          OBSERVABLE       UNOBSERVABLE
                      PRICES            INPUTS            INPUTS
                   -------------------------------------------------
Common Stocks*     $ 131,042,041    $           --    $           --
Money Market
   Funds                 156,216                --                --
                   -------------------------------------------------
Total Investments  $ 131,198,257    $           --    $           --
                   =================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2020


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                     TOTAL US MARKET    DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                       ALPHADEX(R)         PEOPLE'S        EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF          PORTFOLIO ETF          ETF               ETF
                                                          (TUSA)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value...............................  $   16,415,498    $   11,349,529    $   71,889,191    $  131,198,257
Cash................................................              --            22,851           113,500                --
Receivables:
   Dividends........................................          16,051             7,929            25,384            30,769
   Securities lending income........................             257                --                --                --
Investment securities sold..........................              --                --         1,357,693                --
Prepaid expenses....................................           7,607                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Assets.....................................      16,439,413        11,380,309        73,385,768       131,229,026
                                                      --------------    --------------    --------------    --------------

LIABILITIES:
Payables:
   Collateral for securities on loan................         145,783                --                --                --
   Audit and tax fees...............................          21,925                --                --                --
   Shareholder reporting fees.......................           4,686                --                --                --
   Investment advisory fees.........................           2,241             5,675            31,977            72,522
   Licensing fees...................................             375                --                --                --
   Trustees' fees...................................              53                --                --                --
   Capital shares redeemed..........................              --                --         1,359,478                --
Other liabilities...................................          15,768                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Liabilities................................         190,831             5,675         1,391,455            72,522
                                                      --------------    --------------    --------------    --------------
NET ASSETS..........................................  $   16,248,582    $   11,374,634    $   71,994,313    $  131,156,504
                                                      ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................  $   15,797,021    $   20,629,911    $   73,354,176    $  129,437,661
Par value...........................................           4,000             4,000             26,478           44,500
Accumulated distributable earnings (loss)...........         447,561       (9,259,277)        (1,386,341)        1,674,343
                                                      --------------    --------------    --------------    --------------
NET ASSETS..........................................  $   16,248,582    $   11,374,634    $   71,994,313    $  131,156,504
                                                      ==============    ==============    ==============    ==============
NET ASSET VALUE, per share..........................  $        40.62    $        28.44    $        27.19    $        29.47
                                                      ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)....         400,002           400,002         2,647,756         4,450,002
                                                      ==============    ==============    ==============    ==============
Investments, at cost................................  $   12,664,718    $   10,182,715    $   67,968,617    $  115,176,592
                                                      ==============    ==============    ==============    ==============
Securities on loan, at value........................  $      141,703    $           --    $           --    $           --
                                                      ==============    ==============    ==============    ==============


Page 40                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                     TOTAL US MARKET    DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                       ALPHADEX(R)         PEOPLE'S        EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF          PORTFOLIO ETF          ETF               ETF
                                                          (TUSA)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...........................................  $      239,553    $      386,059    $      975,896    $      910,957
Interest............................................              --             8,474                --                --
Securities lending income (net of fees).............           4,469                --                --                --
Foreign withholding tax.............................            (101)              (10)               --                --
                                                      --------------    --------------    --------------    --------------
   Total investment income..........................         243,921           394,523           975,896           910,957
                                                      --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees............................          69,974           182,945 (a)       187,107 (a)       554,812 (a)
Audit and tax fees..................................          22,921                --                --                --
Shareholder reporting fees..........................          16,728                --                --                --
Custodian fees......................................          15,544                --                --                --
Accounting and administration fees..................          14,220                --                --                --
Licensing fees......................................           8,900                --                --                --
Trustees' fees and expenses.........................           6,708                --                --                --
Listing fees........................................           2,506                --                --                --
Legal fees..........................................           2,083                --                --                --
Transfer agent fees.................................             700                --                --                --
Registration and filing fees........................            (292)               --                --                --
Other expenses......................................           1,879                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total expenses...................................         161,871           182,945           187,107           554,812
   Less fees waived and expenses reimbursed by the
      investment advisor............................         (63,952)               --                --                --
                                                      --------------    --------------    --------------    --------------
   Net expenses.....................................          97,919           182,945           187,107           554,812
                                                      --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)........................         146,002           211,578           788,789           356,145
                                                      --------------    --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................      (1,668,311)       (8,373,896)       (2,105,052)      (12,356,774)
   In-kind redemptions..............................       1,565,360         1,129,362         4,830,929        29,357,910
                                                      --------------    --------------    --------------    --------------
Net realized gain (loss)............................        (102,951)       (7,244,534)        2,725,877        17,001,136
Net change in unrealized appreciation (depreciation)
   on investments...................................       1,663,834        (8,269,108)        1,847,818        12,191,167
                                                      --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)......................................        1,560,883      (15,513,642)        4,573,695        29,192,303
                                                      --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........................  $    1,706,885    $  (15,302,064)   $    5,362,484    $   29,548,448
                                                      ==============    ==============    ==============    ==============


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                      TOTAL US MARKET                      DORSEY WRIGHT
                                                                        ALPHADEX(R)                          PEOPLE'S
                                                                            ETF                            PORTFOLIO ETF
                                                                          (TUSA)                              (DWPP)
                                                              -------------------------------     -------------------------------
                                                                Year Ended       Year Ended         Year Ended       Year Ended
                                                                12/31/2020       12/31/2019         12/31/2020       12/31/2019
                                                              --------------   --------------     --------------   --------------
OPERATIONS:
Net investment income (loss)................................  $      146,002   $      201,593     $      211,578   $      629,025
Net realized gain (loss)....................................        (102,951)        (189,070)        (7,244,534)          (4,259)
Net change in unrealized appreciation (depreciation)........       1,663,834        3,626,404         (8,269,108)      11,761,532
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations..........................................       1,706,885        3,638,927        (15,302,064)      12,386,298
                                                              --------------   --------------     --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................        (165,965)        (203,851)          (240,000)        (621,756)
                                                              --------------   --------------     --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................       5,412,788        4,935,782          6,707,616       19,800,857
Proceeds from shares acquired through reorganization........              --               --                 --               --
Cost of shares redeemed.....................................      (8,804,718)      (3,422,556)       (43,298,218)      (3,099,948)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      (3,391,930)       1,513,226        (36,590,602)      16,700,909
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.....................      (1,851,010)       4,948,302        (52,132,666)      28,465,451

NET ASSETS:
Beginning of period.........................................      18,099,592       13,151,290         63,507,300       35,041,849
                                                              --------------   --------------     --------------   --------------
End of period...............................................  $   16,248,582   $   18,099,592     $   11,374,634   $   63,507,300
                                                              ==============   ==============     ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................         500,002          450,002          1,900,002        1,350,002
Shares sold.................................................         150,000          150,000            200,000          650,000
Shares issued through reorganization........................              --               --                 --               --
Shares redeemed.............................................        (250,000)        (100,000)        (1,700,000)        (100,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.....................               400,002          500,002            400,002        1,900,002
                                                              ==============   ==============     ==============   ==============


Page 42                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


             FIRST TRUST                         FIRST TRUST
               DOW 30                             LUNT U.S.
            EQUAL WEIGHT                       FACTOR ROTATION
                 ETF                                 ETF
               (EDOW)                              (FCTR)
   -------------------------------     -------------------------------
     Year Ended       Year Ended         Year Ended       Year Ended
     12/31/2020       12/31/2019         12/31/2020       12/31/2019
   --------------   --------------     --------------   --------------

   $      788,789   $      644,699     $      356,145   $      520,369
        2,725,877        2,190,294         17,001,136        3,293,065
        1,847,818        2,903,317         12,191,167        6,786,716
   --------------   --------------     --------------   --------------

        5,362,484        5,738,310         29,548,448       10,600,150
   --------------   --------------     --------------   --------------

         (796,961)        (654,101)          (405,400)        (508,246)
   --------------   --------------     --------------   --------------

       82,844,105       85,774,714        229,904,890       87,781,697
       21,476,818               --                 --               --
      (79,969,157)     (60,640,742)      (190,587,189)     (63,446,349)
   --------------   --------------     --------------   --------------

       24,351,766       25,133,972         39,317,701       24,335,348
   --------------   --------------     --------------   --------------
       28,917,289       30,218,181         68,460,749       34,427,252

       43,077,024       12,858,843         62,695,755       28,268,503
   --------------   --------------     --------------   --------------
   $   71,994,313   $   43,077,024     $  131,156,504   $   62,695,755
   ==============   ==============     ==============   ==============

        1,650,002          600,002          2,750,002        1,600,002
        3,650,000        3,550,000          9,500,000        4,100,000
          797,754               --                 --               --
       (3,450,000)      (2,500,000)        (7,800,000)      (2,950,000)
   --------------   --------------     --------------   --------------
        2,647,756        1,650,002          4,450,002        2,750,002
   ==============   ==============     ==============   ==============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2020           2019           2018           2017           2016
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      36.20   $      29.22   $      32.85   $      27.74   $      24.34
                                              ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.35           0.40           0.34           0.25           0.32
Net realized and unrealized gain (loss)               4.47           6.99          (3.64)          5.12           3.43
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations                      4.82           7.39          (3.30)          5.37           3.75
                                              ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.40)         (0.41)         (0.33)         (0.26)         (0.35)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                $      40.62   $      36.20   $      29.22   $      32.85   $      27.74
                                              ============   ============   ============   ============   ============
TOTAL RETURN (a)                                     13.65%         25.36%        (10.13)%        19.44%         15.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     16,249   $     18,100   $     13,151   $     14,783   $      8,321

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         1.16%          1.02%          1.57%          1.69%          1.96%
Ratio of net expenses to average net assets           0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.04%          1.20%          1.03%          0.88%          1.17%
Portfolio turnover rate (b)                            125%           119%           110%           112%           113%

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

                                                                      YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------
                                                  2020           2019           2018           2017             2016
                                              ------------   ------------   ------------   ------------     ------------
Net asset value, beginning of period          $      33.42   $      25.96   $      28.64   $      23.80     $      24.07
                                              ------------   ------------   ------------   ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.11           0.37           0.33           0.30             0.38
Net realized and unrealized gain (loss)              (4.94)          7.45          (2.67)          4.84            (0.25)
                                              ------------   ------------   ------------   ------------     ------------
Total from investment operations                     (4.83)          7.82          (2.34)          5.14             0.13
                                              ------------   ------------   ------------   ------------     ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.15)         (0.36)         (0.34)         (0.30)           (0.40)
                                              ------------   ------------   ------------   ------------     ------------
Net asset value, end of period                $      28.44   $      33.42   $      25.96   $      28.64     $      23.80
                                              ============   ============   ============   ============     ============
TOTAL RETURN (a)                                    (14.42)%        30.24%         (8.26)%        21.71%            0.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     11,375   $     63,507   $     35,042   $     30,072     $      3,569

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.60%          0.60%          0.60%          0.60%            0.60%
Ratio of net expenses to average net assets           0.60%          0.60%          0.60%          0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                 0.69%          1.28%          1.19%          1.29%            1.59%
Portfolio turnover rate (b)                            114%            30%            32%            30% (c)           4%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust Total US Market
      AlphaDEX(R) ETF would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (c) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective August 18, 2017, which resulted in a complete rebalance of the Fund's portfolio.

Page 44                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

                                                       YEAR ENDED DECEMBER 31,
                                              ------------------------------------------   PERIOD ENDED
                                                  2020           2019           2018      12/31/2017 (a)
                                              ------------   ------------   ------------   ------------
Net asset value, beginning of period          $      26.11   $      21.43   $      22.00   $      19.97
                                              ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.50           0.47           0.40           0.17
Net realized and unrealized gain (loss)               1.08           4.70          (0.58)          2.03
                                              ------------   ------------   ------------   ------------
Total from investment operations                      1.58           5.17          (0.18)          2.20
                                              ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.50)         (0.49)         (0.39)         (0.17)
                                              ------------   ------------   ------------   ------------
Net asset value, end of period                $      27.19   $      26.11   $      21.43   $      22.00
                                              ============   ============   ============   ============
TOTAL RETURN (b)                                      6.41%         24.27%         (0.88)%        11.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     71,994   $     43,077   $     12,859   $      2,200

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.50%          0.50%          0.50%          0.50% (c)
Ratio of net expenses to average net assets           0.50%          0.50%          0.50%          0.50% (c)
Ratio of net investment income (loss) to
   average net assets                                 2.11%          1.99%          2.33%          1.99% (c)
Portfolio turnover rate (d)                             31%            13%            16%            20%

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

                                                 YEAR ENDED DECEMBER 31,
                                              ---------------------------   PERIOD ENDED
                                                  2020           2019      12/31/2018 (a)
                                              ------------   ------------   ------------
Net asset value, beginning of period          $      22.80   $      17.67   $      20.23
                                              ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.12           0.23           0.12
Net realized and unrealized gain (loss)               6.68           5.12          (2.56)
                                              ------------   ------------   ------------
Total from investment operations                      6.80           5.35          (2.44)
                                              ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.13)         (0.22)         (0.12)
                                              ------------   ------------   ------------
Net asset value, end of period                $      29.47   $      22.80   $      17.67
                                              ============   ============   ============
TOTAL RETURN (b)                                     30.02%         30.35%        (12.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    131,157   $     62,696   $     28,269

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.65%          0.65%          0.65% (c)
Ratio of net expenses to average net assets           0.65%          0.65%          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                 0.42%          1.17%          1.48% (c)
Portfolio turnover rate (d)                            460%           246%           183%


(a)   Inception dates for EDOW and FCTR are August 8, 2017 and July 25, 2018,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
      Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 45


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds. This report covers the four funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust Total US Market AlphaDEX(R) ETF - (The Nasdaq Stock Market LLC
         ("Nasdaq") ticker "TUSA")
      First Trust Dorsey Wright People's Portfolio ETF - (Nasdaq ticker "DWPP")
      First Trust Dow 30 Equal Weight ETF - (NYSE Arca, Inc. ("NYSE Arca")
         ticker "EDOW")
      First Trust Lunt U.S. Factor Rotation ETF - (Cboe BZX Exchange, Inc.
         ("Cboe BZX") ticker "FCTR")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units". The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                      INDEX
First Trust Total US Market AlphaDEX(R) ETF               NASDAQ AlphaDEX(R) Total US Market Index
First Trust Dorsey Wright People's Portfolio ETF          Nasdaq Dorsey Wright People's Portfolio Index
First Trust Dow 30 Equal Weight ETF                       Dow Jones Industrial Average(R) Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF                 Lunt Capital Large Cap Factor Rotation Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

                                                                         Page 47


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2020, only
TUSA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2020 were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                                            Distributions        Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital         from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Total US Market AlphaDEX(R) ETF                            $      165,965        $         --        $          --
First Trust Dorsey Wright People's Portfolio ETF                              240,000                  --                   --
First Trust Dow 30 Equal Weight ETF                                           796,961                  --                   --
First Trust Lunt U.S. Factor Rotation ETF                                     405,400                  --                   --


The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2019 was as follows:


                                                                                            Distributions        Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital         from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    -----------------
FFirst Trust Total US Market AlphaDEX(R) ETF                           $      203,851        $         --        $          --
First Trust Dorsey Wright People's Portfolio ETF                              621,756                  --                   --
First Trust Dow 30 Equal Weight ETF                                           654,101                  --                   --
First Trust Lunt U.S. Factor Rotation ETF                                     508,246                  --                   --


As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Total US Market AlphaDEX(R) ETF                            $        2,446        $ (3,213,939)       $   3,659,054
First Trust Dorsey Wright People's Portfolio ETF                                   --         (10,425,850)           1,166,573
First Trust Dow 30 Equal Weight ETF                                                --          (4,160,749)           2,774,408
First Trust Lunt U.S. Factor Rotation ETF                                          --         (12,812,202)          14,486,545


                                                                         Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For TUSA, DWPP, and EDOW, the taxable years ending 2017, 2018, 2019, and 2020 remain open to federal and state audit. For FCTR, the taxable years ending 2018, 2019, and 2020 remain open to federal and state audit. As of December 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                Non-Expiring
                                                                Capital Loss
                                                               Carryforwards
                                                             ------------------
First Trust Total US Market AlphaDEX(R) ETF                    $    3,213,939
First Trust Dorsey Wright People's Portfolio ETF                   10,425,850
First Trust Dow 30 Equal Weight ETF*                                4,160,749
First Trust Lunt U.S. Factor Rotation ETF                          12,812,202


* $3,196,583 of First Trust Dow 30 Equal Weight ETF's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity.
This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2020, the adjustments for each Fund were as follows:


                                                                                     Accumulated
                                                                Accumulated          Net Realized
                                                               Net Investment        Gain (Loss)            Paid-in
                                                               Income (Loss)        on Investments          Capital
                                                             ------------------    ----------------    -----------------
First Trust Total US Market AlphaDEX(R) ETF                    $        5,141        $ (1,487,036)       $   1,481,895
First Trust Dorsey Wright People's Portfolio ETF                       14,813          (1,072,556)           1,057,743
First Trust Dow 30 Equal Weight ETF                                     6,575          (7,754,678)           7,748,103
First Trust Lunt U.S. Factor Rotation ETF                              36,827         (26,276,817)          26,239,990


H. EXPENSES

Expenses that are directly related to First Trust Total US Market AlphaDEX(R)
ETF are charged directly to the Fund. Expenses for First Trust Dorsey Wright
People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF and First Trust Lunt
U.S. Factor Rotation ETF (the "Unitary Fee Funds"), other than excluded expenses
(discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                      LICENSOR
First Trust Total US Market AlphaDEX(R) ETF               Nasdaq, Inc.
First Trust Dorsey Wright People's Portfolio ETF          Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF                       S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF                 Lunt Capital Management, Inc.


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The First Trust Total US
Market AlphaDEX(R) ETF is required to pay licensing fees, which are shown on the
Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust Total US Market AlphaDEX(R) ETF, First Trust is paid an annual management fee of 0.50% of the Fund's average daily net assets. For such
Fund, the Trust and the Advisor have entered into an Expense Reimbursement, Fee
Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year
(the "Expense Cap"). The Expense Cap will be in effect until at least April 30,
2022.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended
December 31, 2020 and fees waived or expenses borne by First Trust subject to recovery from the Fund for the periods indicated were as follows:


                                                                                    Fees Waived and Expenses Borne by
                                                                                     First Trust Subject to Recovery
                                                                             ------------------------------------------------
                                                 Advisory                       Year         Year         Year
                                                    Fee         Expense        Ended        Ended        Ended
                                                  Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020     Total
                                                 ---------   -------------   ----------   ----------   ----------   ---------
First Trust Total US Market AlphaDEX(R) ETF      $ 63,952    $          --   $  135,446   $   54,452   $   63,952   $ 253,850


For the First Trust Dorsey Wright People's Portfolio ETF, First Trust Dow 30
Equal Weight ETF and First Trust Lunt U.S. Factor Rotation ETF, First Trust is
paid an annual unitary management fee of 0.60%, 0.50%, and 0.65%, respectively, of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the
Investment Management Agreement, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. Pursuant to a contractual agreement between the Trust, on behalf of DWPP, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by DWPP so that the
Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the
Trust's Board of Trustees or (ii) upon the termination of the Fund's management agreement with First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses of the shares of investment companies advised by First Trust.

                                                                         Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

4. REORGANIZATION

On January 30, 2020, the Board of Trustees of First Trust Mega Cap AlphaDEX(R)
Fund ("FMK") and EDOW approved a reorganization of EDOW with FMK. The reorganization was completed on December 14, 2020. EDOW was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of FMK were transferred to, and the liabilities of FMK were assumed by, EDOW in exchange for shares of EDOW. The cost of the investments received from FMK was carried forward to EDOW for U.S. GAAP and tax purposes. The EDOW shares were then distributed to FMK shareholders and the separate existence of FMK ceased.
The reorganization was subject to certain conditions, including that the reorganization was approved on November 9, 2020, by the shareholders of EDOW.
When the reorganization occurred, the transactions were based on the relative
NAVs of FMK and EDOW.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                        Net Assets on    Unrealized     Accumulated      Shares      Acquiring               Net Assets on
Acquired     Shares     December 11,    Appreciation   Net Realized    Conversion   (Surviving)    Shares    December 11,
  Fund      Redeemed        2020       (Depreciation)   Gain (Loss)      Ratio         Fund        Issued        2020*
--------------------------------------------------------------------------------------------------------------------------
  FMK       500,002      $21,476,818      $628,735     $(2,594,062)     1.595502       EDOW       797,754     $51,151,076


* Amount reflects net assets of EDOW prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period August 1, 2020 to December 11, 2020, and the operations of EDOW, the
Acquiring (Surviving) Fund, for the fiscal year ended December 31, 2020, as presented in the Statements of Operations and the combined Acquired and
Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended December 31, 2020, assuming the acquisition had been completed on January
1, 2020.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FMK that have been included in EDOW's Statement of Operations since December 11, 2020.


                                                                                        Net Realized and
                                                                                           Change in
                                                                                           Unrealized           Net Increase
                                                                   Net Investment         Gain (Loss)         (Decrease) from
                                                                       Income            on Investments          Operations
                                                                 ------------------    ------------------    ------------------
Acquired Fund for the period August 1, 2020 to December 11, 2020
   FMK                                                             $      109,271        $    3,543,108        $    3,652,379
Acquiring Fund for the fiscal year ended December 31, 2020
   EDOW                                                                   788,789             5,202,430             5,991,219
                                                                   --------------        --------------        --------------
Combined Total                                                     $      898,060        $    8,745,538        $    9,643,598
                                                                   ==============        ==============        ==============



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Total US Market AlphaDEX(R) ETF                       $    17,779,209   $    17,686,406
First Trust Dorsey Wright People's Portfolio ETF                       22,613,847        49,289,919
First Trust Dow 30 Equal Weight ETF                                    32,596,125        11,643,552
First Trust Lunt U.S. Factor Rotation ETF                             388,469,097       387,563,726


For the fiscal year ended December 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Total US Market AlphaDEX(R) ETF                       $     5,329,646   $     8,793,532
First Trust Dorsey Wright People's Portfolio ETF                        6,698,538        16,595,313
First Trust Dow 30 Equal Weight ETF                                    82,463,470        79,802,643
First Trust Lunt U.S. Factor Rotation ETF                             228,997,627       190,564,726


                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2020

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On January 14, 2021, the Board of Trustees of the First Trust US Equity
Opportunities ETF (ticker "FPX") appointed a new securities lending agent for
FPX as of March 1, 2021.

On January 21, 2021, FT Cboe Vest Gold Strategy Quarterly Buffer ETF, an
additional series of the Trust, began trading under the symbol "BGLD" on the
Cboe BZX Exchange, Inc.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Total US Market AlphaDEX(R) ETF, First Trust Dorsey Wright People's
Portfolio ETF, First Trust Dow 30 Equal Weight ETF, and First Trust Lunt U.S.
Factor Rotation ETF (the "Funds"), each a series of First Trust Exchange-Traded
Fund, including the portfolios of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of the changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below for the Funds, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.


--------------------------------------------------------------------------------------------------------
INDIVIDUAL FUNDS
INCLUDED IN THE TRUST           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
First Trust Total US Market     For the years ended December 31, 2020, 2019, 2018, 2017, and 2016
AlphaDEX(R) ETF

First Trust Dorsey Wright
People's Portfolio ETF
--------------------------------------------------------------------------------------------------------
First Trust Dow 30              For the years ended December 31, 2020, 2019, 2018, and the period from
Equal Weight ETF                August 8, 2017 (commencement of operations) through December 31, 2017
--------------------------------------------------------------------------------------------------------
First Trust Lunt U.S. Factor    For the year ended December 31, 2020, 2019, and the period from July 25,
Rotation ETF                    2018 (commencement of operations) through December 31, 2018
--------------------------------------------------------------------------------------------------------


BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 55


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                Dividends Received Deduction
                                                                ----------------------------
First Trust Total US Market AlphaDEX(R) ETF                               100.00%
First Trust Dorsey Wright People's Portfolio ETF                          100.00%
First Trust Dow 30 Equal Weight ETF                                       100.00%
First Trust Lunt U.S. Factor Rotation ETF                                 100.00%


For the taxable year ended December 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                  Qualified Dividend Income
                                                                ----------------------------
First Trust Total US Market AlphaDEX(R) ETF                               100.00%
First Trust Dorsey Wright People's Portfolio ETF                          100.00%
First Trust Dow 30 Equal Weight ETF                                       100.00%
First Trust Lunt U.S. Factor Rotation ETF                                 100.00%


A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December
31, 2020, may be eligible for the Qualified Business Income Deduction (QBI)
under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

A Joint Special Meeting of Shareholders of First Trust Mega Cap AlphaDEX(R) Fund
("FMK") and First Trust Dow 30 Equal Weight ETF ("EDOW") was held on November 9,
2020. At the meeting, shareholders of FMK approved a merger of FMK with and into
EDOW pursuant to the Agreement and Plan of Reorganization ("Reorganization"),
and shareholders of EDOW approved the issuance of EDOW shares in connection with the Reorganization. For FMK, the number of votes cast in favor of the
Reorganization was 270,816, the number of votes cast against the Reorganization was 7,854, the number of abstentions was 22,335, and the number of broker non-votes was 298,997. For EDOW, the number of votes cast to approve the proposal to issue EDOW shares in connection with the Reorganization was 846,619, the number of votes cast against the proposal to issue EDOW shares in connection with the Reorganization was 3,636, the number of abstentions was 15,285, and the number of broker non-votes was 784,462. The Reorganization was completed on
December 14, 2020. In the Reorganization, the assets of FMK were transferred to, and the liabilities of FMK were assumed by, EDOW. Shareholders of FMK received shares of EDOW with a value equal to the aggregate net asset value of the FMK shares held by them. The exchange of shares took place based upon FMK's and
EDOW's closing net asset values on December 11, 2020. The exchange ratio at which shares of FMK were exchanged for shares of EDOW was 1.595502.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

                                                                         Page 57


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021, although the specific timing of the phase out of
LIBOR continues to be discussed and negotiated across the industry and in various jurisdictions. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                 NUMBER OF            OTHER
                                                                                               PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         190         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.          190         Director of ADM
(1957)                                             (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                Inc., ADM
                                                                                                                Investor Services
                                                                                                                International,
                                                                                                                Futures Industry
                                                                                                                Association, and
                                                                                                                National Futures
                                                                                                                Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial           190         Director of Trust
(1956)                                             and Management Consulting)                                   Company of
                               o Since Inception                                                                Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),         190         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust             190
None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P., Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company) and
                                                   Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 59


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)


                             POSITION AND             TERM OF OFFICE
     NAME AND                  OFFICES                AND LENGTH OF                         PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                 SERVICE                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Executive Officer                                   (January 2016 to Present), Controller (January 2011
                                                   o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer (January
                                                                          2016 to Present), BondWave LLC (Software
                                                                          Development Company) and Stonebridge Advisors
                                                                          LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief
                      Accounting Officer           o Since January 2016   President (April 2012 to July 2016), First Trust
                                                                          Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                       Trust Portfolios L.P.; Secretary and General Counsel,
                                                   o Since Inception      BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President               o Indefinite Term      Managing Director, First Trust Advisors L.P. and First
(1970)                                                                    Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher       Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First
Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin       Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland           Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2020

                                                                         Page 61

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

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $417,500 for 2019 and $394,000 for 2020.

(b)	Audit-Related Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2019 and $0 for 2020.

Audit-Related Fees (Investment Adviser and Distributor) — The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2019 and $0 for 2020.

(c)	Tax Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $63,136 for 2019 and $63,179 for 2020. The tax fees were for review of regulated investment company status. These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

Tax Fees (Investment Adviser and Distributor) — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for 2019 and $0 for 2020.

(d)	All Other Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2019 and $0 for 2020.

All Other Fees (Investment Adviser and Distributor) — The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2019 and $0 for 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2019 were $63,136 for the registrant, $75,670 for the registrant’s investment adviser and $104,730 for the registrant’s distributor and for 2020 were $63,179 for the registrant, $23,200 for the registrant’s investment adviser and $29,500 for the registrant’s distributor.

(h)	The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 11, 2021

* Print the name and title of each signing officer under his or her signature.